UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Fl. Woodland Hills, CA		91367
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

SEASONS SERIES TRUST SA MULTI-MANAGED GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCKS — 73.7%
Aerospace/Defense — 1.3%
General Dynamics Corp.	1,980	$402,831
Northrop Grumman Corp.	911	279,595
		682,426
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	550	21,610
Curtiss-Wright Corp.	450	54,832
Moog, Inc., Class A†	425	36,911
		113,353
Agricultural Chemicals — 0.3%
Monsanto Co.	1,289	150,529
Airlines — 0.6%
United Continental Holdings, Inc.†	4,513	304,176
Apparel Manufacturers — 0.3%
Carter’s, Inc.	1,232	144,748
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	775	19,910
Applications Software — 3.0%
HubSpot, Inc.†	325	28,730
Microsoft Corp.	11,855	1,014,077
Progress Software Corp.	3,300	140,481
salesforce.com, Inc.†	4,592	469,440
		1,652,728
Athletic Footwear — 0.5%
NIKE, Inc., Class B	4,607	288,168
Auto-Truck Trailers — 0.2%
Wabash National Corp.	5,600	121,520
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	4,221	358,067
Meritor, Inc.†	175	4,106
Tenneco, Inc.	1,150	67,321
		429,494
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,750	66,150
B2B/E-Commerce — 0.0%
ePlus, Inc.†	325	24,440
Banks-Commercial — 1.6%
1st Source Corp.	375	18,544
BancFirst Corp.	1,100	56,265
BancorpSouth Bank	1,500	47,175
Cadence BanCorp†	100	2,712
Cathay General Bancorp, Class B	575	24,248
Central Pacific Financial Corp.	1,875	55,931
Central Valley Community Bancorp	125	2,523
Citizens & Northern Corp.	150	3,600
City Holding Co.	375	25,301
CVB Financial Corp.	2,400	56,544
East West Bancorp, Inc.	24	1,460
FCB Financial Holdings, Inc., Class A†	1,800	91,440
First Commonwealth Financial Corp.	2,450	35,084
First Community Bancshares, Inc.	175	5,028
First Financial Bancorp	375	9,881
First Hawaiian, Inc.	550	16,049
First Horizon National Corp.	1,372	27,426
First Interstate BancSystem, Inc., Class A	375	15,019
Fulton Financial Corp.	625	11,187
Great Western Bancorp, Inc.	200	7,960
Guaranty Bancorp	250	6,913
Heritage Financial Corp.	525	16,170
Hope Bancorp, Inc.	1,194	21,790
Independent Bank Corp.	700	15,645
Independent Bank Corp.	75	5,239
MainSource Financial Group, Inc.	175	6,354
OFG Bancorp	1,350	12,690
PacWest Bancorp	400	20,160
Sierra Bancorp	175	4,648
Simmons First National Corp., Class A	357	20,385
Southside Bancshares, Inc.	110	3,705
TCF Financial Corp.	1,450	29,725
Trustmark Corp.	525	16,726
UMB Financial Corp.	350	25,172
Union Bankshares Corp.	1,816	65,685
Webster Financial Corp.	350	19,656
West Bancorporation, Inc.	250	6,288
Westamerica Bancorporation	1,450	86,347
		896,675
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	900	42,750
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,054
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	11,233	515,370
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,225	14,149
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	850	28,050
Ply Gem Holdings, Inc.†	775	14,337
		42,387
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	1,950	159,412
MYR Group, Inc.†	850	30,371
		189,783
Building Products-Cement — 0.8%
Continental Building Products, Inc.†	2,875	80,931
Vulcan Materials Co.	2,618	336,073
		417,004
Building-Heavy Construction — 0.0%
MasTec, Inc.†	375	18,356
Building-Residential/Commercial — 0.4%
AV Homes, Inc.†	325	5,411
Beazer Homes USA, Inc.†	2,425	46,584
Hovnanian Enterprises, Inc., Class A†	2,275	7,621
KB Home	425	13,579
Taylor Morrison Home Corp., Class A†	5,600	137,032
		210,227
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	11,788	472,109
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	2,322	147,470

1

Chemicals-Diversified — 0.0%
Olin Corp.	250	8,895
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	875	17,894
Chemicals-Other — 0.0%
American Vanguard Corp.	500	9,825
Chemicals-Plastics — 0.0%
PolyOne Corp.	275	11,963
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	750	51,637
OMNOVA Solutions, Inc.†	1,750	17,500
Sensient Technologies Corp.	225	16,459
		85,596
Circuit Boards — 0.1%
TTM Technologies, Inc.†	1,975	30,948
Coal — 0.0%
NACCO Industries, Inc., Class A	375	14,119
SunCoke Energy, Inc.†	325	3,897
		18,016
Coatings/Paint — 0.6%
Sherwin-Williams Co.	858	351,814
Commercial Services — 0.8%
Care.com, Inc.†	700	12,628
CoStar Group, Inc.†	846	251,220
Medifast, Inc.	100	6,981
RPX Corp.	1,892	25,429
ServiceMaster Global Holdings, Inc.†	2,909	149,144
		445,402
Commercial Services-Finance — 0.5%
Euronet Worldwide, Inc.†	175	14,747
EVERTEC, Inc.	225	3,071
MarketAxess Holdings, Inc.	325	65,569
Travelport Worldwide, Ltd.	5,000	65,350
Vantiv, Inc., Class A†	1,597	117,460
		266,197
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	2,050	135,710
Cadence Design Systems, Inc.†	4,245	177,526
		313,236
Computer Data Security — 0.0%
ForeScout Technologies, Inc.†	150	4,784
Computer Services — 0.5%
Amdocs, Ltd.	2,557	167,432
Convergys Corp.	1,150	27,025
Science Applications International Corp.	800	61,256
Unisys Corp.†	4,425	36,064
		291,777
Computer Software — 0.3%
MongoDB, Inc.†	425	12,614
SendGrid, Inc.†	100	2,397
SS&C Technologies Holdings, Inc.	3,239	131,115
Tintri, Inc.†	1,200	6,120
Workiva, Inc.†	1,450	31,030
		183,276
Computers — 2.8%
Apple, Inc.	9,206	1,557,931
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	450	13,703
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	1,650	48,724
Consulting Services — 0.8%
Franklin Covey Co.†	150	3,113
Gartner, Inc.†	1,411	173,765
Huron Consulting Group, Inc.†	2,050	82,922
Verisk Analytics, Inc.†	1,746	167,616
		427,416
Containers-Metal/Glass — 0.4%
Ball Corp.	6,259	236,903
Containers-Paper/Plastic — 0.7%
Graphic Packaging Holding Co.	4,570	70,606
Sealed Air Corp.	6,176	304,477
		375,083
Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	2,368	301,304
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,209	64,379
Data Processing/Management — 0.2%
CSG Systems International, Inc.	700	30,674
Fair Isaac Corp.	525	80,430
		111,104
Diagnostic Equipment — 0.5%
Thermo Fisher Scientific, Inc.	1,351	256,528
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,500	21,000
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	125	10,175
Distribution/Wholesale — 0.5%
Essendant, Inc.	400	3,708
Fastenal Co.	3,929	214,877
Titan Machinery, Inc.†	2,125	44,986
		263,571
Diversified Manufacturing Operations — 1.3%
A.O. Smith Corp.	3,564	218,402
Actuant Corp., Class A	1,450	36,685
Harsco Corp.†	1,050	19,583
Illinois Tool Works, Inc.	2,610	435,478
		710,148
Drug Delivery Systems — 0.6%
Depomed, Inc.†	2,200	17,710
DexCom, Inc.†	3,979	228,355
Nektar Therapeutics†	1,200	71,664
Revance Therapeutics, Inc.†	125	4,469
		322,198

2

E-Commerce/Products — 2.4%
Amazon.com, Inc.†	1,003	1,172,979
Shutterfly, Inc.†	525	26,119
Wayfair, Inc., Class A†	1,205	96,725
		1,295,823
E-Commerce/Services — 0.7%
Cargurus, Inc.†	125	3,747
Priceline Group, Inc.†	201	349,286
Stamps.com, Inc.†	200	37,600
		390,633
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,300	43,861
Educational Software — 0.0%
Rosetta Stone, Inc.†	525	6,547
Electric Products-Misc. — 0.6%
AMETEK, Inc.	4,312	312,491
Graham Corp.	250	5,232
		317,723
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	975	12,090
Electric-Generation — 0.1%
Atlantic Power Corp.†	12,650	29,728
Electric-Integrated — 0.3%
Avista Corp.	175	9,011
El Paso Electric Co.	700	38,745
NorthWestern Corp.	200	11,940
PNM Resources, Inc.	525	21,236
Portland General Electric Co.	1,250	56,975
		137,907
Electronic Components-Misc. — 1.0%
Bel Fuse, Inc., Class B	150	3,776
Benchmark Electronics, Inc.†	2,850	82,935
Flex, Ltd.†	17,359	312,288
Knowles Corp.†	2,225	32,619
Stoneridge, Inc.†	2,275	52,006
Vishay Intertechnology, Inc.	4,225	87,669
		571,293
Electronic Components-Semiconductors — 2.8%
Alpha & Omega Semiconductor, Ltd.†	1,550	25,358
Amkor Technology, Inc.†	4,675	46,984
Broadcom, Ltd.	1,848	474,751
Microchip Technology, Inc.	3,734	328,144
Silicon Laboratories, Inc.†	125	11,037
Synaptics, Inc.†	1,350	53,919
Texas Instruments, Inc.	4,831	504,550
Xperi Corp.	3,925	95,770
		1,540,513
Electronic Connectors — 0.5%
Amphenol Corp., Class A	3,134	275,165
Electronic Forms — 1.2%
Adobe Systems, Inc.†	3,765	659,779
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	750	73,477
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,125	15,851
Pattern Energy Group, Inc.	975	20,953
Renewable Energy Group, Inc.†	2,350	27,730
REX American Resources Corp.†	1,125	93,139
		157,673
Engineering/R&D Services — 0.1%
VSE Corp.	625	30,269
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	2,200	55,814
Enterprise Software/Service — 1.0%
Manhattan Associates, Inc.†	300	14,862
SailPoint Technologies Holding, Inc.†	1,125	16,312
Tyler Technologies, Inc.†	1,797	318,159
Ultimate Software Group, Inc.†	1,018	222,158
		571,491
Entertainment Software — 0.9%
Activision Blizzard, Inc.	7,270	460,336
Take-Two Interactive Software, Inc.†	50	5,489
		465,825
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	20	1,550
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	24,261
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	500	27,390
Synchrony Financial	3,870	149,421
		176,811
Finance-Credit Card — 2.4%
Mastercard, Inc., Class A	3,818	577,892
Visa, Inc., Class A	6,286	716,730
		1,294,622
Finance-Investment Banker/Broker — 0.6%
Houlihan Lokey, Inc.	825	37,480
TD Ameritrade Holding Corp.	5,174	264,546
		302,026
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	2,836	200,108
WageWorks, Inc.†	875	54,250
		254,358
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	3,525	25,803
MGIC Investment Corp.†	1,525	21,518
NMI Holdings, Inc., Class A†	700	11,900
		59,221
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	150	4,613
Food-Catering — 0.3%
Aramark	4,055	173,311
Food-Confectionery — 0.4%
Hershey Co.	1,993	226,225
Food-Dairy Products — 0.0%
Dean Foods Co.	1,775	20,519

3

Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	175	13,865
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	5,325	96,542
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	625	21,625
Footwear & Related Apparel — 0.1%
Weyco Group, Inc.	75	2,229
Wolverine World Wide, Inc.	1,375	43,835
		46,064
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	4,750	155,467
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	175	10,439
Southwest Gas Holdings, Inc.	350	28,168
Spire, Inc.	425	31,938
		70,545
Home Furnishings — 0.1%
Sleep Number Corp.†	1,475	55,445
Housewares — 0.0%
Lifetime Brands, Inc.	125	2,063
Human Resources — 0.3%
Barrett Business Services, Inc.	1,200	77,388
Cross Country Healthcare, Inc.†	3,108	39,658
TriNet Group, Inc.†	200	8,868
TrueBlue, Inc.†	941	25,878
		151,792
Independent Power Producers — 0.4%
Dynegy, Inc.†	5,475	64,879
NRG Energy, Inc.	4,575	130,296
		195,175
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	2,567	421,193
Instruments-Controls — 0.6%
Sensata Technologies Holding NV†	6,036	308,500
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	2,050	50,614
Primerica, Inc.	600	60,930
		111,544
Insurance-Multi-line — 0.1%
Kemper Corp.	475	32,728
Insurance-Property/Casualty — 0.8%
Ambac Financial Group, Inc.†	100	1,598
First American Financial Corp.	375	21,015
Global Indemnity, Ltd.†	150	6,303
Kinsale Capital Group, Inc.	450	20,250
Navigators Group, Inc.	575	28,002
ProAssurance Corp.	450	25,717
Progressive Corp.	5,187	292,132
Third Point Reinsurance, Ltd.†	750	10,988
Universal Insurance Holdings, Inc.	425	11,624
		417,629
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	100	1,205
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	4,702	829,715
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,225	2,328
Internet Security — 0.1%
Proofpoint, Inc.†	150	13,321
VASCO Data Security International, Inc.†	625	8,688
Zix Corp.†	2,725	11,936
		33,945
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	225	8,118
Virtus Investment Partners, Inc.	125	14,381
		22,499
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	500	34,050
DXP Enterprises, Inc.†	900	26,613
Kadant, Inc.	475	47,690
		108,353
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	201	2,352
Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†	2,400	34,920
athenahealth, Inc.†	1,474	196,101
		231,021
Medical Instruments — 0.6%
Boston Scientific Corp.†	10,687	264,931
Halyard Health, Inc.†	1,075	49,643
		314,574
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	250	9,065
Medical Products — 0.4%
Integer Holdings Corp.†	1,500	67,950
Orthofix International NV†	1,200	65,640
OrthoPediatrics Corp.†	275	5,277
Wright Medical Group NV†	4,450	98,790
		237,657
Medical-Biomedical/Gene — 3.3%
Achillion Pharmaceuticals, Inc.†	6,100	17,568
Alder Biopharmaceuticals, Inc.†	2,250	25,763
Allena Pharmaceuticals, Inc.†	1,050	10,563
AnaptysBio, Inc.†	663	66,777
Arena Pharmaceuticals, Inc.†	880	29,894
Avexis, Inc.†	325	35,968
Biogen, Inc.†	1,197	381,328
Biohaven Pharmaceutical Holding Co., Ltd.†	750	20,235
Celgene Corp.†	3,417	356,598
CytomX Therapeutics, Inc.†	1,275	26,915
Edge Therapeutics, Inc.†	2,025	18,974
Insmed, Inc.†	2,949	91,950
Myriad Genetics, Inc.†	1,050	36,062
Novavax, Inc.†	15,450	19,158

4

Paratek Pharmaceuticals, Inc.†	1,325	23,718
Prothena Corp. PLC†	525	19,682
Puma Biotechnology, Inc.†	2,461	243,270
Regeneron Pharmaceuticals, Inc.†	682	256,405
REGENXBIO, Inc.†	925	30,756
Sage Therapeutics, Inc.†	175	28,824
Selecta Biosciences, Inc.†	575	5,641
Seres Therapeutics, Inc.†	2,525	25,604
Spark Therapeutics, Inc.†	775	39,850
		1,811,503
Medical-Drugs — 1.7%
ACADIA Pharmaceuticals, Inc.†	575	17,313
Aimmune Therapeutics, Inc.†	825	31,202
Allergan PLC	955	156,219
Amicus Therapeutics, Inc.†	2,475	35,615
Clovis Oncology, Inc.†	450	30,600
Eli Lilly & Co.	5,029	424,749
Global Blood Therapeutics, Inc.†	800	31,480
Ignyta, Inc.†	1,800	48,060
Pacira Pharmaceuticals, Inc.†	700	31,955
Prestige Brands Holdings, Inc.†	200	8,882
Reata Pharmaceuticals, Inc., Class A†	925	26,196
Synergy Pharmaceuticals, Inc.†	8,100	18,063
TG Therapeutics, Inc.†	3,025	24,805
Vanda Pharmaceuticals, Inc.†	1,725	26,220
		911,359
Medical-HMO — 1.6%
Aetna, Inc.	1,761	317,667
Humana, Inc.	1,291	320,258
Molina Healthcare, Inc.†	1,175	90,099
Tivity Health, Inc.†	2,975	108,736
WellCare Health Plans, Inc.†	125	25,139
		861,899
Medical-Hospitals — 0.6%
Community Health Systems, Inc.†	425	1,811
Surgery Partners, Inc.†	2,700	32,670
Tenet Healthcare Corp.†	975	14,781
Universal Health Services, Inc., Class B	2,226	252,317
		301,579
Medical-Nursing Homes — 0.1%
Genesis Healthcare, Inc.†	2,129	1,624
Kindred Healthcare, Inc.	3,775	36,618
		38,242
Medical-Outpatient/Home Medical — 0.1%
Civitas Solutions, Inc.†	1,625	27,788
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	825	15,576
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,175	51,770
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	400	42,740
Motion Pictures & Services — 0.0%
Eros International PLC†	1,650	15,923
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	925	9,343
Multimedia — 0.8%
E.W. Scripps Co., Class A†	1,725	26,962
Walt Disney Co.	3,783	406,710
		433,672
Office Furnishings-Original — 0.0%
Interface, Inc.	436	10,965
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	8,700	106,140
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	2,225	2,225
Rowan Cos. PLC, Class A†	2,325	36,410
		38,635
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	2,476	132,813
Bill Barrett Corp.†	6,075	31,165
Denbury Resources, Inc.†	7,200	15,912
EP Energy Corp., Class A†	5,581	13,171
Sanchez Energy Corp.†	2,250	11,947
Unit Corp.†	825	18,150
W&T Offshore, Inc.†	2,400	7,944
		231,102
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	350	9,170
Oil Refining & Marketing — 0.2%
Adams Resources & Energy, Inc.	100	4,350
Delek US Holdings, Inc.	2,350	82,109
		86,459
Oil-Field Services — 0.2%
Archrock, Inc.	2,250	23,625
MRC Global, Inc.†	3,025	51,183
SEACOR Holdings, Inc.†	200	9,244
		84,052
Paper & Related Products — 0.0%
Domtar Corp.	275	13,618
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	825	69,960
Pollution Control — 0.0%
CECO Environmental Corp.	300	1,539
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,150	35,719
Sanderson Farms, Inc.	150	20,817
		56,536
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	175	11,809
Generac Holdings, Inc.†	1,900	94,088
Powell Industries, Inc.	625	17,906
		123,803
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	600	1,530
Deluxe Corp.	725	55,709

5

Ennis, Inc.	2,050	42,537
		99,776
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,125	10,463
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,900	56,791
tronc, Inc.†	300	5,277
		62,068
Publishing-Periodicals — 0.1%
Time, Inc.	1,925	35,516
Racetracks — 0.2%
Penn National Gaming, Inc.†	2,525	79,108
Speedway Motorsports, Inc.	575	10,850
		89,958
Real Estate Investment Trusts — 2.5%
Alexander & Baldwin, Inc.	200	5,548
American Assets Trust, Inc.	650	24,856
American Tower Corp.	3,688	526,167
Ashford Hospitality Trust, Inc.	4,325	29,107
Capstead Mtg. Corp.	3,200	27,680
CBL & Associates Properties, Inc.	700	3,962
Cherry Hill Mtg. Investment Corp.	350	6,297
CorEnergy Infrastructure Trust, Inc.	350	13,370
CoreSite Realty Corp.	925	105,357
CubeSmart	475	13,737
CYS Investments, Inc.	10,050	80,701
DCT Industrial Trust, Inc.	550	32,329
DiamondRock Hospitality Co.	1,450	16,370
Dynex Capital, Inc.	300	2,103
EastGroup Properties, Inc.	300	26,514
EPR Properties	25	1,637
Equity LifeStyle Properties, Inc.	175	15,578
First Industrial Realty Trust, Inc.	350	11,014
Franklin Street Properties Corp.	600	6,444
Gladstone Commercial Corp.	125	2,633
Government Properties Income Trust	650	12,051
Hersha Hospitality Trust	1,600	27,840
Highwoods Properties, Inc.	250	12,727
Hospitality Properties Trust	700	20,895
InfraREIT, Inc.	200	3,716
Invesco Mtg. Capital, Inc.	250	4,458
Invitation Homes, Inc.	3,989	94,021
LTC Properties, Inc.	725	31,574
Mack-Cali Realty Corp.	625	13,475
National Retail Properties, Inc.	75	3,235
Pennsylvania Real Estate Investment Trust	375	4,459
Potlatch Corp.	975	48,652
PS Business Parks, Inc.	175	21,891
Ramco-Gershenson Properties Trust	1,275	18,781
RLJ Lodging Trust	2,825	62,065
Saul Centers, Inc.	350	21,612
Summit Hotel Properties, Inc.	225	3,427
Taubman Centers, Inc.	225	14,722
Xenia Hotels & Resorts, Inc.	300	6,477
		1,377,482
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	350	13,948
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	425	18,530
Retail-Apparel/Shoe — 0.4%
Children’s Place, Inc.	775	112,646
L Brands, Inc.	1,691	101,832
		214,478
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	173	123,067
Retail-Building Products — 0.8%
Home Depot, Inc.	2,321	439,899
Retail-Discount — 0.6%
Big Lots, Inc.	925	51,939
Costco Wholesale Corp.	1,419	264,104
		316,043
Retail-Gardening Products — 0.4%
Tractor Supply Co.	2,910	217,522
Retail-Hair Salons — 0.1%
Regis Corp.†	2,500	38,400
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.	6,700	27,738
Retail-Jewelry — 0.1%
Movado Group, Inc.	1,375	44,275
Retail-Office Supplies — 0.0%
Office Depot, Inc.	2,400	8,496
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	3,075	37,515
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	200	12,010
Retail-Restaurants — 2.3%
Bloomin’ Brands, Inc.	3,525	75,224
Brinker International, Inc.	1,175	45,637
Dunkin’ Brands Group, Inc.	2,641	170,265
McDonald’s Corp.	2,802	482,280
Sonic Corp.	2,600	71,448
Starbucks Corp.	6,789	389,892
		1,234,746
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	275	11,168
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	407	1,502
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	225	4,387
Trinseo SA	1,225	88,935
		93,322
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	425	6,520
Beneficial Bancorp, Inc.	4,517	74,305
Capitol Federal Financial, Inc.	125	1,676

6

Charter Financial Corp.	400	7,016
First Defiance Financial Corp.	125	6,496
Flushing Financial Corp.	500	13,750
Investors Bancorp, Inc.	1,650	22,902
Meridian Bancorp, Inc.	3,575	73,645
Northfield Bancorp, Inc.	3,225	55,083
People’s United Financial, Inc.	823	15,390
Provident Financial Holdings, Inc.	200	3,680
		280,463
Schools — 0.0%
Strayer Education, Inc.	50	4,479
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,025	11,777
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	450	23,337
Semiconductor Equipment — 0.1%
Cohu, Inc.	850	18,657
Entegris, Inc.	975	29,689
Xcerra Corp.†	700	6,853
		55,199
Steel-Producers — 0.0%
Carpenter Technology Corp.	350	17,847
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,850	38,721
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	3,825	46,626
RigNet, Inc.†	925	13,829
Switch, Inc., Class A	325	5,912
		66,367
Television — 0.1%
ION Media Networks, Inc.†(1)(9)(14)	2	1,691
Sinclair Broadcast Group, Inc., Class A	1,450	54,883
		56,574
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	400	10,016
Theaters — 0.0%
National CineMedia, Inc.	875	6,003
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,175	14,382
Flexion Therapeutics, Inc.†	875	21,910
Mersana Therapeutics, Inc.†	950	15,608
Sarepta Therapeutics, Inc.†	725	40,339
Xencor, Inc.†	1,025	22,468
		114,707
Tobacco — 0.8%
Altria Group, Inc.	6,003	428,674
Toys — 0.0%
Funko, Inc., Class A†	1,275	8,479
Transactional Software — 0.1%
ACI Worldwide, Inc.†	1,400	31,738
Synchronoss Technologies, Inc.†	2,000	17,880
		49,618
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	44	362
International Seaways, Inc.†	500	9,230
		9,592
Transport-Rail — 0.9%
CSX Corp.	8,843	486,453
Transport-Truck — 0.1%
ArcBest Corp.	775	27,706
Schneider National, Inc., Class B	350	9,996
YRC Worldwide, Inc.†	850	12,223
		49,925
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	1,750	16,494
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	125	8,465
Water — 0.1%
American States Water Co.	1,150	66,596
Web Hosting/Design — 0.1%
NIC, Inc.	1,600	26,560
Web.com Group, Inc.†	1,525	33,245
		59,805
Web Portals/ISP — 3.1%
Alphabet, Inc., Class C†	1,604	1,678,426
Wireless Equipment — 0.2%
InterDigital, Inc.	1,225	93,284
Total Common Stocks
(cost $30,692,077)		40,316,381
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Societe Generale SA 8.25% due 11/29/2018(2)	$270,000	282,487
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)(9)	6,000	1
Total Preferred Securities/Capital Securities (cost $290,775)		282,488
ASSET BACKED SECURITIES — 9.5%
Diversified Financial Services — 9.5%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.72% (1 ML+0.17%) due 01/25/2037(3)	10,657	10,374
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	5,003

7

Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.87% (3 ML+1.51%) due 01/15/2029*(4)	250,915	254,412
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.78% (3 ML+1.43%) due 07/18/2027*(4)	255,000	256,110
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.90% (1 ML+1.58%) due 10/25/2034(9)	2,278	2,278
Avery Point VI CLO, Ltd. FRS Series 2015-6A, Class A 2.84% (3 ML+1.45%) due 08/05/2027*(4)	265,000	265,632
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(5)	40,000	41,083
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(5)	40,000	41,219
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	93,694	95,584
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	97,484	98,961
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)(7)	69,707	69,504
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)(7)	99,721	99,533
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	96,417	98,293
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	86,502	89,064
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.46% due 02/25/2036(3)(6)	30,475	30,210
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	2,417	2,409
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	15,000	15,031
CFCRE Commercial Mtg. Trust Series 2016-C3, Class A3 3.87% due 01/10/2048(5)	39,000	40,865
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	9,525	9,510
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(6)	94,736	95,029
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(5)	39,000	40,780
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	21,063
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	20,001	19,459
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	100,000	100,002
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(6)	91,814	91,965
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(5)	35,000	35,420
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	45,207
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(5)	45,267	46,740
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	100,000	107,141
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	9,555	8,625
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.85% due 06/15/2057(5)(6)(8)	328,532	14,787
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(5)	40,000	41,817
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.33% due 05/25/2035(3)(6)	30,632	30,675
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	5,337	5,335
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	50,000	50,044
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(5)	46,000	48,189
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	40,000	42,310

8

GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.65% (1 ML+0.10%) due 03/25/2037(9)	59,738	31,346
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.54% due 03/25/2047(3)(6)	6,203	5,714
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.64% due 01/25/2036(3)(6)	13,384	13,433
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	11,104	11,136
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.09% (1 ML+0.54%) due 05/25/2035(3)	16,007	16,043
JPMBB Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	5,340	5,332
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(5)	39,000	40,402
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	25,000	26,201
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	63,473
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(5)	40,000	41,020
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	15,163	15,188
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(3)	61,043	61,113
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	250,288
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.37% (3 ML+1.00%) due 07/25/2026*(4)	270,000	269,979
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.50% due 12/25/2034(3)(6)	8,334	8,494
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)(7)	99,440	99,280
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(5)(6)(8)	97,470	4,609
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(5)	33,000	34,079
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	10,076	8,480
MortgageIT Trust FRS Series 2005-4, Class A1 1.83% (1 ML+0.28%) due 10/25/2035(3)	36,947	36,472
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.05% (1 ML+1.50%) due 06/25/2057*(3)	89,171	91,350
New Residential Mtg. Loan Trust VRS(3) Series 2017-1A, Class A1 4.00% due 02/25/2057*(6)	80,843	83,246
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(6)	87,105	89,701
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(6)	86,764	89,437
New Residential Mtg. Loan Trust VRS
Series 2017-6A, Class A1
4.00% due 08/27/2057*(6)	94,701	97,184
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.10% due 06/25/2036(3)(6)	33,194	29,903
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(6)	7,759	7,785
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	99,555
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	99,110
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	100,000	101,292
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.65% (1 ML+0.10%) due 02/25/2037(9)	9,838	7,136
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(7)(9)	60,762	32,891
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,053	1,052

9

Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	2,445	2,446
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.68% (1 ML+0.13%) due 05/25/2037(9)	27,082	20,892
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.36% due 02/20/2047(3)(6)	27,745	24,787
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 2.28% (3 ML+0.92%) due 10/20/2027*(4)	270,000	270,037
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.80% (1 ML+0.25%) due 11/25/2036(9)	50,000	43,741
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	82,249	82,143
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	93,596	93,207
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.73% (3 ML+1.37%) due 04/20/2027*(4)	265,000	267,049
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	31,457
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.28% due 03/25/2035(3)(6)	16,801	16,986
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(6)	10,696	10,532
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(6)	900	909
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(6)	22,606	22,705
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	29,747
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	37,063
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	38,294
Total Asset Backed Securities (cost $5,186,971)		5,233,382
U.S. CORPORATE BONDS & NOTES — 5.5%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	11,000	11,515
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	10,173
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,157
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	15,000	15,638
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	10,674
		31,469
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	10,882
General Motors Co.
Senior Notes
5.40% due 04/01/2048	15,000	16,361
General Motors Co. Senior Notes 6.75% due 04/01/2046	20,000	25,182
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	15,442
		67,867
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	15,000	15,013
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	25,000	25,301
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	10,000	9,801
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	55,413
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	30,000	30,584
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	20,000	21,093
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	20,000	22,636
		139,527

10

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	15,000	14,840
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,976
		19,816
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	15,000	15,480
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	11,181
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	14,589
		41,250
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	7,000	7,101
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,668
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	5,000	5,425
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	8,000	8,111
		31,305
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	15,000	16,012
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	5,000	5,213
Building-Heavy Construction — 0.1%
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	25,000	24,988
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	5,000	5,350
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,625
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,450
		21,425
Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	10,000	10,186
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,084
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,316
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	32,000	37,310
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	10,000	9,462
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,450
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	24,622
Cox Communications, Inc.
Senior Notes
3.25% due 12/15/2022*	5,000	5,010
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	8,000	8,186
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,780
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	10,000	9,738
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	20,000	18,764
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,850
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	15,000	15,332
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	40,000	42,649
		232,739

11

Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,350
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	10,175
		15,525
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	5,000	5,028
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	5,000	4,750
Computers — 0.1%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	15,000	15,366
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,639
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	25,000	26,393
		56,398
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	10,000	10,287
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	20,000	20,123
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	35,000	35,003
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	30,000	30,432
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	30,792
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	5,000	5,221
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	45,360
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	30,000	30,461
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	9,893
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	14,883
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	10,047
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	6,000	6,829
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	25,000	28,164
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	10,000	10,014
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	25,000	25,125
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	10,000	10,074
Goldman Sachs Group, Inc.
Senior Notes
2.88% due 10/31/2022	15,000	14,957
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	10,000	9,930
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,072
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	5,000	5,798
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	12,000	12,724
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,471
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	20,214
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	13,000	17,402
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	15,000	14,866
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	10,000	9,946

12

JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	10,000	10,259
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	25,000	25,195
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,811
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	15,000	15,943
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	24,886
Morgan Stanley Senior Notes 2.65% due 01/27/2020	35,000	35,158
Morgan Stanley Senior Notes 3.59% due 07/22/2028	35,000	35,322
Morgan Stanley Senior Notes 3.63% due 01/20/2027	20,000	20,469
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	20,667
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	10,155
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,239
		652,782
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	10,000	9,918
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	5,000	4,985
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	15,000	15,916
		30,819
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,474
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	4,075
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	15,600
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	10,000	9,841
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	20,000	19,778
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	14,508
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,140
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	15,000	15,370
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,222
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	10,000	9,991
Pacific Gas & Electric Co.
Senior Notes
6.05% due 03/01/2034	25,000	31,511
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	20,000	26,726
Southern Co. Senior Notes 1.85% due 07/01/2019	10,000	9,940
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,002
		182,704
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	40,000	39,661
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	15,000	14,916
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,719
		62,296
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,912
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	15,000	15,108
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,324
		20,432

13

Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	15,000	15,975
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,040
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	7,000	322
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	10,000	1
		10,364
Finance-Other Services — 0.1%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	15,000	15,450
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	45,000	44,659
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	10,000	10,104
		70,213
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,906
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	15,000	14,959
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	10,000	10,400
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,151
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,083
		10,234
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	10,000	10,550
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	10,000	8,525
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,314
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	5,000	5,306
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	10,000	10,300
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	30,000	30,084
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	14,960
Celgene Corp. Senior Notes 4.63% due 05/15/2044	5,000	5,334
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,936
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,146
		30,376
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	4,921
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,055
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	10,000	10,193
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,507
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	10,000	10,540
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	5,000	5,906
		74,122

14

Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	4,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	10,000	10,100
		19,100
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	10,000	9,994
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	30,000	29,499
		39,493
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	15,000	19,370
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	15,000	15,315
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,328
		39,013
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	15,000	15,450
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	20,000	18,350
Xerox Corp. Senior Notes 3.63% due 03/15/2023	20,000	19,510
		37,860
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	15,000	14,938
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	5,000	4,983
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,431
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,926
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,844
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	20,000	19,744
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,100
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	5,075
Hess Corp. Senior Notes 4.30% due 04/01/2027	10,000	10,024
Hess Corp. Senior Notes 6.00% due 01/15/2040	10,000	11,050
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,894
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	10,000	10,001
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	10,000	10,451
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	10,000	10,225
SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,094
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,983
		144,763
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	5,000	5,012
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	22,000	22,089
		27,101
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	10,000	10,086

15

DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	5,000	4,969
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	10,000	9,939
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	15,000	16,416
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,242
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,487
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	5,000	4,956
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	5,000	5,068
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,059
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,195
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	5,000	4,934
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	20,000	20,135
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,904
Williams Partners LP Senior Notes 4.00% due 11/15/2021	5,000	5,171
Williams Partners LP Senior Notes 4.30% due 03/04/2024	10,000	10,474
		138,035
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	5,000	4,948
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,300
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,525
		15,825
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	13,000	12,506
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	34,000	34,142
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,269
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,730
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	4,034	4,536
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,588	8,650
		62,327
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	15,000	15,094
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	5,000	5,038
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	25,000	25,128
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	25,000	25,167
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	15,000	14,958
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	2,000	1,845
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	9,941
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	20,000	19,561
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	40,000	40,499
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	5,000	5,288

16

Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	22,000	21,886
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	20,977
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	10,000	9,846
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	10,462
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	5,000	5,208
		210,766
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,962
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	15,000	14,917
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	15,000	15,752
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	25,000	24,950
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	12,000	12,193
		72,774
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	20,000	19,980
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	10,000	9,837
		29,817
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	15,000	15,462
Total U.S. Corporate Bonds & Notes (cost $2,933,454)		2,990,143
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	30,000	29,806
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	10,109
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	5,196
		15,305
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	25,000	24,878
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	53,721
		78,599
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,881
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,685
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	15,000	13,062
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	10,000	10,500
		43,247
Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	15,000	15,241
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	15,000	15,271
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	10,000	10,053
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	10,000	10,056
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	10,000	10,218
		60,839
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	25,000	28,962

17

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	5,000	5,103
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	10,000	12,488
Encana Corp. Senior Notes 3.90% due 11/15/2021	10,000	10,278
		27,869
Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	5,000	4,988
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	10,000	10,930
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	11,000	11,482
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	15,000	15,658
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	10,000	11,244
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS 546,996	27,662
		81,964
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	5,000	5,021
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	15,863
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	15,000	17,269
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	5,000	5,388
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	15,000	15,073
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	12,147
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	5,000	4,943
Nokia OYJ Senior Notes 6.63% due 05/15/2039	5,000	5,525
		10,468
Total Foreign Corporate Bonds & Notes (cost $451,528)		452,701
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	10,000	9,861
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	5,000	4,765
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	27,118
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,578
City of Chicago IL General Obligation Bonds Series B 7.38% due 01/01/2033	15,000	17,355
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,409
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	75,000	27,938
State of California General Obligation Bonds 7.35% due 11/01/2039	15,000	22,511
State of California General Obligation Bonds 7.55% due 04/01/2039	25,000	39,340
State of California General Obligation Bonds 7.63% due 03/01/2040	5,000	7,822
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	15,000	15,203
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	35,000	35,190
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	10,000	10,312
Total Municipal Bonds & Notes (cost $243,457)		240,402

18

U.S. GOVERNMENT AGENCIES — 8.0%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 01/01/2028	3,545	3,563
2.50% due 04/01/2028	10,421	10,472
3.00% due 10/01/2042	8,771	8,821
3.00% due 11/01/2042	5,054	5,082
3.00% due 02/01/2043	15,141	15,228
3.00% due 08/01/2043	75,944	76,318
3.00% due January TBA	300,000	299,953
3.50% due 03/01/2042	3,225	3,328
3.50% due 09/01/2043	29,597	30,585
3.50% due January TBA	200,000	205,385
4.00% due 09/01/2040	6,105	6,409
4.00% due January TBA	200,000	209,141
4.50% due 01/01/2039	649	691
5.00% due 07/01/2021	10,613	10,822
5.50% due 07/01/2034	3,908	4,331
6.00% due 08/01/2036	2,055	2,296
6.50% due 05/01/2029	579	645
7.50% due 08/01/2023	42	42
7.50% due 04/01/2028	601	686
Federal Home Loan Mtg. Corp. FRS 2.86% (6 ML+1.54%) due 02/01/2037	1,035	1,068
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	20,000	20,059
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	10,000	9,909
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	25,000	24,746
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	10,000	9,510
Series 2017-K69, Class B 3.73% due 10/25/2049*(5)(6)	10,000	9,833
Series 2017-K69, Class C 3.73% due 10/25/2049*(5)(6)	5,000	4,766
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	20,000	19,732
Series 2017-K71, Class C 3.75% due 11/25/2050*(5)(6)	5,000	4,653
Series 2017-K68, Class B 3.84% due 08/25/2027*(5)(6)	10,000	9,930
Series 2017-K725, Class B 3.88% due 02/25/2024*(5)(6)	10,000	10,179
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	5,000	5,025
Series 2017-K726, Class B 3.97% due 07/25/2049*(5)(6)	15,000	15,148
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	10,000	10,112
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)(6)	20,000	20,189
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	13,000	13,317
Series 2017-K65, Class B 4.07% due 05/25/2027*(5)(6)	15,000	15,414
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	25,000	26,437
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(8)	124,745	5,936
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(5)	40,000	41,205
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	748	737
Series 1577, Class PK 6.50% due 09/15/2023(3)	1,221	1,297
Series 1226, Class Z 7.75% due 03/15/2022(3)	213	230
		1,173,230
Federal National Mtg. Assoc. — 3.6%
2.50% due 02/01/2043	72,782	70,573
2.64% due 03/01/2027	23,720	23,430
2.78% due 03/01/2027	21,000	20,931
2.88% due 11/01/2027	80,000	79,922
2.97% due 06/01/2027	34,699	35,052
2.97% due 06/01/2030	40,000	39,655
3.00% due 07/01/2027	55,000	55,510
3.00% due 01/01/2028	6,953	7,098
3.00% due January TBA	300,000	305,566
3.13% due 02/01/2027	45,000	45,944
3.16% due 08/01/2027	75,000	76,766
3.50% due 08/01/2026	9,564	9,874
3.50% due 09/01/2026	9,364	9,686
3.50% due 10/01/2028	12,424	12,890
3.50% due January TBA	400,000	410,688
4.00% due 11/01/2025	1,769	1,851
4.00% due 09/01/2040	4,437	4,663
4.00% due 11/01/2040	1,514	1,591
4.00% due 12/01/2040	19,366	20,347
4.00% due 10/01/2041	6,042	6,345
4.00% due 11/01/2041	6,847	7,191
4.00% due 01/01/2042	6,718	7,050
4.00% due 12/01/2043	18,064	19,150

19

4.00% due January TBA	100,000	104,574
4.50% due 11/01/2022	4,260	4,359
4.50% due 01/01/2039	1,771	1,887
4.50% due 06/01/2039	18,682	19,958
4.50% due 09/01/2039	3,641	3,888
4.50% due 09/01/2040	7,540	8,083
4.50% due 05/01/2041	3,480	3,730
4.50% due January TBA	200,000	212,781
5.00% due 06/01/2019	152	155
5.00% due 05/01/2035	676	734
5.00% due 06/01/2040	28,813	31,102
5.00% due 07/01/2040	6,416	6,921
5.00% due January TBA	100,000	107,479
5.50% due 11/01/2020	1,396	1,425
5.50% due 04/01/2021	28,273	29,179
5.50% due 12/01/2029	1,091	1,195
5.50% due 06/01/2035	79,423	88,366
5.50% due 08/01/2037	11,321	12,522
5.50% due 06/01/2038	5,273	5,825
6.00% due 12/01/2033	5,031	5,716
6.00% due 05/01/2034	398	451
6.00% due 06/01/2040	137	155
6.50% due 10/01/2037	190	211
7.00% due 06/01/2037	4,924	5,574
Federal National Mtg. Assoc. FRS 3.30% (12 ML+1.57%) due 05/01/2037	1,720	1,798
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	1,665	1,741
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 4.88% (1 ML+3.55%) due 07/25/2029	10,000	10,867
Series 2016-C07, Class 2M2 5.90% (1 ML+4.35%) due 05/25/2029	20,143	22,329
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	6,788	6,710
1,971,488
Government National Mtg. Assoc. — 2.2%
3.00% due January TBA	200,000	201,813
3.50% due January TBA	500,000	516,875
4.00% due 09/15/2041	188,058	197,186
4.00% due January TBA	200,000	208,484
4.50% due 06/15/2041	62,354	66,384
6.00% due 11/15/2031	17,686	19,773
7.00% due 05/15/2033	5,969	6,921
9.00% due 11/15/2021	70	75
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	123	141
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,739	2,028
1,219,680
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	6,000	6,001
Total U.S. Government Agencies (cost $4,364,277)	4,370,399
U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 1.1%
2.88% due 08/15/2045(12)(13)	196,000	201,007
2.88% due 11/15/2046	93,000	95,402
3.00% due 05/15/2045	16,000	16,803
3.00% due 11/15/2045	101,000	106,070
3.00% due 02/15/2047	118,000	124,098
3.63% due 08/15/2043	65,000	75,862
619,242
United States Treasury Notes — 3.7%
0.25% due 01/15/2025 TIPS(11)	349,920	346,823
0.38% due 07/15/2027 TIPS(11)	373,101	371,114
1.13% due 09/30/2021	147,000	141,838
1.25% due 06/30/2019	235,000	232,916
1.25% due 10/31/2021	136,000	131,750
1.63% due 03/15/2020	435,000	432,349
1.63% due 11/30/2020	120,000	118,795
1.88% due 03/31/2022	204,000	201,697
2.00% due 02/15/2025	20,000	19,551
1,996,833
Total U.S. Government Treasuries (cost $2,622,926)	2,616,075
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Abu Dhabi Government International Bond Senior Notes 3.13% due 10/11/2027*	200,000	195,552
United Mexican States Senior Notes 5.75% due 10/12/2010	16,000	17,040
Total Foreign Government Obligations (cost $214,835)	212,592
Total Long-Term Investment Securities (cost $47,000,300)	56,714,563
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Foreign Government Obligations — 0.7%
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	300,000	14,793
Government of Japan Disc. Notes (0.17)% due 01/15/2018	JPY	30,700,000	272,476

20

Republic of Argentina Bills 2.81% due 01/26/2018	8,075	8,059
Republic of Argentina Bills 3.06% due 06/15/2018	38,147	37,586
Republic of Argentina Bills 3.13% due 05/24/2018	11,516	11,371
Republic of Argentina Bills 3.30% due 04/27/2018	21,521	21,302
		365,587
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/18	172,000	172,000
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.76% due 01/02/2018	100,000	100,000
Total Short-Term Investment Securities (cost $637,383)		637,587
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(16)	25,000	25,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	30,000	30,000
BNP Paribas SA Joint Repurchase Agreement(16)	60,000	60,000
Deutsche Bank AG Joint Repurchase Agreement(16)	20,000	20,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	50,000	50,000
Total Repurchase Agreements (cost $185,000)		185,000
TOTAL INVESTMENTS (cost $47,822,683)	105.1%	57,537,150
Liabilities in excess of other assets	(5.1)	(2,808,571)
NET ASSETS	100.0%	$54,728,579

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Multi-Managed Growth Portfolio to the “SA Multi-Managed Growth Portfolio”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $4,894,117 representing 8.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)	Commercial Mortgage Backed Security
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.
(8)	Interest Only
(9)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $240,302 representing 0.4% of net assets.
(10)	Bond in default of principal and interest
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,691	$845.64	0.00%

(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 2 for details of Joint Repurchase Agreements.

21

ARS	— Argentine Peso
EGP	— Egyptian Pound
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)

2	Long	E-Mini Russell 2000 Index	March 2018	$151,919	$153,650	$1,731
1	Short	Canada 10 Year Bonds	March 2018	108,430	107,224	1,206
2	Short	Long Gilt Future	March 2018	335,958	337,970	(2,012)
3	Short	U.S. Treasury 10 Year Notes	March 2018	374,737	372,140	2,597
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2018	268,458	267,125	1,333
1	Long	U.S. Treasury 2 Year Notes	March 2018	214,593	214,109	(484)
21	Long	U.S. Treasury 5 Year Notes	March 2018	2,450,771	2,439,445	(11,326)
2	Long	U.S. Treasury Long Bonds	March 2018	306,500	306,000	(500)
2	Long	U.S. Treasury Ultra Bonds	March 2018	333,570	335,312	1,742
						$(5,713)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	30,700,000	USD	273,723	01/16/2018	$1,109	$—

Goldman Sachs International	EGP	71,000	USD	3,654	03/06/2018	—	(272)
	EGP	105,000	USD	5,374	03/29/2018	—	(405)
	USD	3,820	EGP	71,000	03/06/2018	106	—
	USD	5,713	EGP	105,000	03/29/2018	66	—
						172	(677)
Net Unrealized Appreciation (Depreciation)						$1,281	$(677)

EGP — Egyptian Pound

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.63%/Annually	$—	$2,622
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,932)	(3,117)
						$(495)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$54,883	$—	$1,691	$56,574
Other Industries	40,259,807	—	—	40,259,807
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	282,487	—	282,487
Asset Backed Securities:
Diversified Financial Services	—	5,133,827	99,555	5,233,382
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,362	2	10,364
Other Industries	—	2,979,779	—	2,979,779
Foreign Corporate Bonds & Notes	—	452,701	—	452,701
Municipal Bond & Notes	—	240,402	—	240,402
U.S. Government Agencies	—	4,370,399	—	4,370,399
U.S. Government Treasuries	—	2,616,075	—	2,616,075
Foreign Government Obligations	—	212,592	—	212,592
Short-Term Investment Securities	—	637,587	—	637,587
Repurchase Agreements	—	185,000	—	185,000
Total Investments at Value	$40,314,690	$17,121,211	$101,249	$57,537,150

Other Financial Instruments:†
Futures Contracts	$8,609	$—	$—	$8,609
Forward Foreign Currency Contracts	—	1,281	—	1,281
Centrally Cleared Interest Rate Swap Contracts	—	2,622	—	2,622
Total Other Financial Instruments	$8,609	$3,903	$—	$12,512

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$14,322	$—	$—	$14,322
Forward Foreign Currency Contracts	—	677	—	677
Centrally Cleared Interest Rate Swap Contracts	—	3,117	—	3,117
Total Other Financial Instruments	$14,322	$3,794	$—	$18,116

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCKS — 57.9%
Aerospace/Defense — 0.9%
General Dynamics Corp.	2,418	$491,942
Northrop Grumman Corp.	1,113	341,591
		833,533
Aerospace/Defense-Equipment — 0.2%
AAR Corp.	825	32,414
Curtiss-Wright Corp.	675	82,249
Moog, Inc., Class A†	625	54,281
		168,944
Agricultural Chemicals — 0.2%
Monsanto Co.	1,576	184,045
Airlines — 0.4%
United Continental Holdings, Inc.†	5,465	368,341
Apparel Manufacturers — 0.2%
Carter’s, Inc.	1,547	181,757
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	1,175	30,186
Applications Software — 2.3%
HubSpot, Inc.†	475	41,990
Microsoft Corp.	14,914	1,275,744
Progress Software Corp.	4,875	207,529
salesforce.com, Inc.†	5,784	591,298
		2,116,561
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,777	361,351
Auto-Truck Trailers — 0.2%
Wabash National Corp.	8,550	185,535
Auto/Truck Parts & Equipment-Original — 0.6%
Aptiv PLC	5,148	436,705
Meritor, Inc.†	250	5,865
Tenneco, Inc.	1,700	99,518
		542,088
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,650	100,170
B2B/E-Commerce — 0.0%
ePlus, Inc.†	475	35,720
Banks-Commercial — 1.5%
1st Source Corp.	535	26,456
BancFirst Corp.	1,675	85,676
BancorpSouth Bank	2,200	69,190
Cadence BanCorp†	150	4,068
Cathay General Bancorp, Class B	875	36,899
Central Pacific Financial Corp.	2,825	84,270
Central Valley Community Bancorp	200	4,036
Citizens & Northern Corp.	225	5,400
City Holding Co.	550	37,108
CVB Financial Corp.	3,575	84,227
East West Bancorp, Inc.	43	2,616
FCB Financial Holdings, Inc., Class A†	2,650	134,620
First Commonwealth Financial Corp.	3,600	51,552
First Community Bancshares, Inc.	250	7,183
First Financial Bancorp	575	15,151
First Hawaiian, Inc.	800	23,344
First Horizon National Corp.	2,018	40,340
First Interstate BancSystem, Inc., Class A	575	23,029
Fulton Financial Corp.	925	16,558
Great Western Bancorp, Inc.	275	10,945
Guaranty Bancorp	375	10,369
Heritage Financial Corp.	775	23,870
Hope Bancorp, Inc.	1,758	32,083
Independent Bank Corp.	1,025	22,909
Independent Bank Corp.	100	6,985
MainSource Financial Group, Inc.	275	9,985
OFG Bancorp	2,000	18,800
PacWest Bancorp	600	30,240
Sierra Bancorp	250	6,640
Simmons First National Corp., Class A	515	29,406
Southside Bancshares, Inc.	177	5,961
TCF Financial Corp.	2,225	45,612
Trustmark Corp.	750	23,895
UMB Financial Corp.	525	37,758
Union Bankshares Corp.	2,684	97,080
Webster Financial Corp.	525	29,484
West Bancorporation, Inc.	350	8,803
Westamerica Bancorporation	2,200	131,010
		1,333,558
Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.†	1,325	62,937
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	205	6,648
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	14,194	651,221
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	2,150	24,833
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	1,275	42,075
Ply Gem Holdings, Inc.†	1,175	21,737
		63,812
Building & Construction-Misc. — 0.3%
EMCOR Group, Inc.	2,925	239,119
MYR Group, Inc.†	1,250	44,662
		283,781
Building Products-Cement — 0.6%
Continental Building Products, Inc.†	4,377	123,212
Vulcan Materials Co.	3,207	411,683
		534,895
Building-Heavy Construction — 0.0%
MasTec, Inc.†	550	26,923
Building-Residential/Commercial — 0.3%
AV Homes, Inc.†	500	8,325
Beazer Homes USA, Inc.†	3,575	68,675
Hovnanian Enterprises, Inc., Class A†	3,325	11,139
KB Home	625	19,969
Taylor Morrison Home Corp., Class A†	8,300	203,101
		311,209
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	14,809	593,100
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,887	183,353

1

Chemicals-Diversified — 0.0%
Olin Corp.	375	13,343
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	974	19,918
Chemicals-Other — 0.0%
American Vanguard Corp.	725	14,246
Chemicals-Plastics — 0.0%
PolyOne Corp.	425	18,488
Chemicals-Specialty — 0.1%
Minerals Technologies, Inc.	1,125	77,456
OMNOVA Solutions, Inc.†	2,575	25,750
Sensient Technologies Corp.	325	23,774
		126,980
Circuit Boards — 0.1%
TTM Technologies, Inc.†	2,925	45,835
Coal — 0.0%
NACCO Industries, Inc., Class A	575	21,649
SunCoke Energy, Inc.†	475	5,695
		27,344
Coatings/Paint — 0.5%
Sherwin-Williams Co.	1,049	430,132
Commercial Services — 0.6%
Care.com, Inc.†	1,050	18,942
CoStar Group, Inc.†	1,102	327,239
Medifast, Inc.	125	8,726
RPX Corp.	3,005	40,387
ServiceMaster Global Holdings, Inc.†	3,594	184,265
		579,559
Commercial Services-Finance — 0.4%
Euronet Worldwide, Inc.†	250	21,067
EVERTEC, Inc.	350	4,778
MarketAxess Holdings, Inc.	475	95,831
Travelport Worldwide, Ltd.	7,400	96,718
Vantiv, Inc., Class A†	1,971	144,967
		363,361
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	3,025	200,255
Cadence Design Systems, Inc.†	5,352	223,821
		424,076
Computer Data Security — 0.0%
ForeScout Technologies, Inc.†	200	6,378
Computer Services — 0.4%
Amdocs, Ltd.	3,121	204,363
Convergys Corp.	1,700	39,950
Science Applications International Corp.	1,175	89,970
Unisys Corp.†	6,550	53,382
		387,665
Computer Software — 0.3%
MongoDB, Inc.†	625	18,550
SendGrid, Inc.†	200	4,794
SS&C Technologies Holdings, Inc.	4,207	170,299
Tintri, Inc.†	1,800	9,180
Workiva, Inc.†	2,125	45,475
		248,298
Computers — 2.2%
Apple, Inc.	11,677	1,976,099
Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	650	19,793
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	2,425	71,610
Consulting Services — 0.6%
Franklin Covey Co.†	225	4,669
Gartner, Inc.†	1,707	210,217
Huron Consulting Group, Inc.†	3,050	123,372
Verisk Analytics, Inc.†	2,188	210,048
		548,306
Containers-Metal/Glass — 0.3%
Ball Corp.	7,653	289,666
Containers-Paper/Plastic — 0.5%
Graphic Packaging Holding Co.	6,775	104,674
Sealed Air Corp.	7,438	366,693
		471,367
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	2,974	378,412
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,488	79,236
Data Processing/Management — 0.2%
CSG Systems International, Inc.	1,025	44,915
Fair Isaac Corp.	800	122,560
		167,475
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	1,646	312,542
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,250	31,500
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	200	16,280
Distribution/Wholesale — 0.4%
Essendant, Inc.	600	5,562
Fastenal Co.	4,762	260,434
Titan Machinery, Inc.†	3,225	68,273
		334,269
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	4,350	266,568
Actuant Corp., Class A	2,150	54,395
Harsco Corp.†	1,575	29,374
Illinois Tool Works, Inc.	3,215	536,422
		886,759
Drug Delivery Systems — 0.5%
Depomed, Inc.†	3,250	26,163
DexCom, Inc.†	4,987	286,204
Nektar Therapeutics†	1,775	106,003
Revance Therapeutics, Inc.†	175	6,256
		424,626

2

E-Commerce/Products — 1.8%
Amazon.com, Inc.†	1,262	1,475,871
Shutterfly, Inc.†	825	41,044
Wayfair, Inc., Class A†	1,514	121,529
		1,638,444
E-Commerce/Services — 0.5%
Cargurus, Inc.†	175	5,247
Priceline Group, Inc.†	252	437,910
Stamps.com, Inc.†	300	56,400
		499,557
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,400	64,838
Educational Software — 0.0%
Rosetta Stone, Inc.†	800	9,976
Electric Products-Misc. — 0.4%
AMETEK, Inc.	5,317	385,323
Graham Corp.	375	7,849
		393,172
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,500	18,600
Electric-Generation — 0.1%
Atlantic Power Corp.†	19,250	45,237
Electric-Integrated — 0.2%
Avista Corp.	250	12,873
El Paso Electric Co.	1,050	58,117
NorthWestern Corp.	275	16,418
PNM Resources, Inc.	775	31,349
Portland General Electric Co.	1,825	83,183
		201,940
Electronic Components-Misc. — 0.9%
Bel Fuse, Inc., Class B	225	5,664
Benchmark Electronics, Inc.†	4,225	122,948
Flex, Ltd.†	21,901	393,999
Knowles Corp.†	3,300	48,378
Stoneridge, Inc.†	3,350	76,581
Vishay Intertechnology, Inc.	6,250	129,687
		777,257
Electronic Components-Semiconductors — 2.2%
Alpha & Omega Semiconductor, Ltd.†	2,300	37,628
Amkor Technology, Inc.†	6,925	69,596
Broadcom, Ltd.	2,406	618,102
Microchip Technology, Inc.	4,707	413,651
Silicon Laboratories, Inc.†	175	15,453
Synaptics, Inc.†	2,000	79,880
Texas Instruments, Inc.	6,119	639,068
Xperi Corp.	5,800	141,520
		2,014,898
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,857	338,645
Electronic Forms — 0.9%
Adobe Systems, Inc.†	4,740	830,638
Electronic Parts Distribution — 0.1%
Tech Data Corp.†	1,100	107,767
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	1,793	25,263
Pattern Energy Group, Inc.	1,425	30,623
Renewable Energy Group, Inc.†	3,450	40,710
REX American Resources Corp.†	1,725	142,813
		239,409
Engineering/R&D Services — 0.1%
VSE Corp.	975	47,219
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,275	83,087
Enterprise Software/Service — 0.8%
Manhattan Associates, Inc.†	450	22,293
SailPoint Technologies Holding, Inc.†	1,700	24,650
Tyler Technologies, Inc.†	2,240	396,592
Ultimate Software Group, Inc.†	1,279	279,116
		722,651
Entertainment Software — 0.6%
Activision Blizzard, Inc.	9,208	583,051
Take-Two Interactive Software, Inc.†	75	8,233
		591,284
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	200	15,504
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	32,348
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	725	39,716
Synchrony Financial	4,789	184,903
		224,619
Finance-Credit Card — 1.8%
Mastercard, Inc., Class A	4,785	724,258
Visa, Inc., Class A	7,960	907,599
		1,631,857
Finance-Investment Banker/Broker — 0.4%
Houlihan Lokey, Inc.	1,225	55,652
TD Ameritrade Holding Corp.	6,401	327,283
		382,935
Finance-Other Services — 0.4%
Intercontinental Exchange, Inc.	3,626	255,851
WageWorks, Inc.†	1,300	80,600
		336,451
Financial Guarantee Insurance — 0.1%
MBIA, Inc.†	5,225	38,247
MGIC Investment Corp.†	2,275	32,100
NMI Holdings, Inc., Class A†	1,050	17,850
		88,197
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	6,150
Food-Catering — 0.2%
Aramark	5,270	225,240
Food-Confectionery — 0.3%
Hershey Co.	2,548	289,223
Food-Dairy Products — 0.0%
Dean Foods Co.	2,625	30,345

3

Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	250	19,808
Food-Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	7,900	143,227
Food-Retail — 0.0%
Ingles Markets, Inc., Class A	925	32,005
Footwear & Related Apparel — 0.1%
Weyco Group, Inc.	125	3,715
Wolverine World Wide, Inc.	2,025	64,557
		68,272
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	7,025	229,928
Gas-Distribution — 0.1%
Northwest Natural Gas Co.	250	14,912
Southwest Gas Holdings, Inc.	525	42,252
Spire, Inc.	600	45,090
		102,254
Home Furnishings — 0.1%
Sleep Number Corp.†	2,175	81,758
Housewares — 0.0%
Lifetime Brands, Inc.	200	3,300
Human Resources — 0.3%
Barrett Business Services, Inc.	1,825	117,694
Cross Country Healthcare, Inc.†	4,700	59,972
TriNet Group, Inc.†	300	13,302
TrueBlue, Inc.†	1,384	38,060
		229,028
Independent Power Producers — 0.3%
Dynegy, Inc.†	8,100	95,985
NRG Energy, Inc.	5,747	163,675
		259,660
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	3,182	522,103
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,425	379,492
Insurance-Life/Health — 0.2%
CNO Financial Group, Inc.	3,050	75,305
Primerica, Inc.	875	88,856
		164,161
Insurance-Multi-line — 0.1%
Kemper Corp.	725	49,952
Insurance-Property/Casualty — 0.6%
Ambac Financial Group, Inc.†	150	2,397
First American Financial Corp.	550	30,822
Global Indemnity, Ltd.†	200	8,404
Kinsale Capital Group, Inc.	675	30,375
Navigators Group, Inc.	850	41,395
ProAssurance Corp.	675	38,576
Progressive Corp.	6,501	366,136
Third Point Reinsurance, Ltd.†	1,100	16,115
Universal Insurance Holdings, Inc.	625	17,094
		551,314
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	150	1,808
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	5,915	1,043,761
Internet Content-Information/News — 0.0%
DHI Group, Inc.†	1,750	3,325
Internet Security — 0.1%
Proofpoint, Inc.†	250	22,202
VASCO Data Security International, Inc.†	925	12,858
Zix Corp.†	4,025	17,629
		52,689
Investment Management/Advisor Services — 0.0%
Federated Investors, Inc., Class B	325	11,726
Virtus Investment Partners, Inc.	175	20,134
		31,860
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	750	51,075
DXP Enterprises, Inc.†	1,350	39,919
Kadant, Inc.	725	72,790
		163,784
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	301	3,522
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	3,525	51,289
athenahealth, Inc.†	1,799	239,339
		290,628
Medical Instruments — 0.4%
Boston Scientific Corp.†	13,158	326,187
Halyard Health, Inc.†	1,575	72,733
		398,920
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	400	14,504
Medical Products — 0.4%
Integer Holdings Corp.†	2,275	103,057
Orthofix International NV†	1,750	95,725
OrthoPediatrics Corp.†	400	7,676
Wright Medical Group NV†	6,600	146,520
		352,978
Medical-Biomedical/Gene — 2.6%
Achillion Pharmaceuticals, Inc.†	9,000	25,920
Alder Biopharmaceuticals, Inc.†	3,300	37,785
Allena Pharmaceuticals, Inc.†	1,325	13,330
AnaptysBio, Inc.†	832	83,799
Arena Pharmaceuticals, Inc.†	1,295	43,991
Avexis, Inc.†	500	55,335
Biogen, Inc.†	1,501	478,174
Biohaven Pharmaceutical Holding Co., Ltd.†	1,100	29,678
Celgene Corp.†	4,177	435,912
CytomX Therapeutics, Inc.†	1,875	39,581
Edge Therapeutics, Inc.†	2,975	27,876
Insmed, Inc.†	3,653	113,901
Myriad Genetics, Inc.†	1,575	54,093
Novavax, Inc.†	23,525	29,171

4

Paratek Pharmaceuticals, Inc.†	1,950	34,905
Prothena Corp. PLC†	775	29,055
Puma Biotechnology, Inc.†	3,082	304,656
Regeneron Pharmaceuticals, Inc.†	832	312,799
REGENXBIO, Inc.†	1,350	44,887
Sage Therapeutics, Inc.†	250	41,177
Selecta Biosciences, Inc.†	850	8,339
Seres Therapeutics, Inc.†	3,725	37,771
Spark Therapeutics, Inc.†	1,125	57,847
		2,339,982
Medical-Drugs — 1.3%
ACADIA Pharmaceuticals, Inc.†	825	24,841
Aimmune Therapeutics, Inc.†	1,200	45,384
Allergan PLC	1,197	195,805
Amicus Therapeutics, Inc.†	3,675	52,883
Clovis Oncology, Inc.†	675	45,900
Eli Lilly & Co.	6,303	532,351
Global Blood Therapeutics, Inc.†	1,175	46,236
Ignyta, Inc.†	2,675	71,422
Pacira Pharmaceuticals, Inc.†	1,050	47,933
Prestige Brands Holdings, Inc.†	300	13,323
Reata Pharmaceuticals, Inc., Class A†	1,375	38,940
Synergy Pharmaceuticals, Inc.†	11,950	26,649
TG Therapeutics, Inc.†	4,475	36,695
Vanda Pharmaceuticals, Inc.†	2,550	38,760
		1,217,122
Medical-HMO — 1.3%
Aetna, Inc.	2,302	415,258
Humana, Inc.	1,618	401,377
Molina Healthcare, Inc.†	1,750	134,190
Tivity Health, Inc.†	4,425	161,734
WellCare Health Plans, Inc.†	175	35,194
		1,147,753
Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	650	2,769
Surgery Partners, Inc.†	4,000	48,400
Tenet Healthcare Corp.†	1,425	21,603
Universal Health Services, Inc., Class B	2,790	316,246
		389,018
Medical-Nursing Homes — 0.1%
Genesis Healthcare, Inc.†	3,576	2,728
Kindred Healthcare, Inc.	5,575	54,078
		56,806
Medical-Outpatient/Home Medical — 0.0%
Civitas Solutions, Inc.†	2,375	40,613
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	1,200	22,656
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,750	77,105
Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	450	48,082
Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	19	325
Motion Pictures & Services — 0.0%
Eros International PLC†	2,450	23,643
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	1,375	13,888
Multimedia — 0.6%
E.W. Scripps Co., Class A†	2,625	41,029
Walt Disney Co.	4,850	521,423
		562,452
Office Furnishings-Original — 0.0%
Interface, Inc.	657	16,524
Office Supplies & Forms — 0.2%
ACCO Brands Corp.†	12,875	157,075
Oil & Gas Drilling — 0.1%
Parker Drilling Co.†	3,175	3,175
Rowan Cos. PLC, Class A†	3,425	53,635
		56,810
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	3,109	166,767
Bill Barrett Corp.†	8,975	46,041
Denbury Resources, Inc.†	10,575	23,371
EP Energy Corp., Class A†	8,194	19,338
Sanchez Energy Corp.†	3,300	17,523
Unit Corp.†	1,225	26,950
W&T Offshore, Inc.†	3,600	11,916
		311,906
Oil Field Machinery & Equipment — 0.0%
Natural Gas Services Group, Inc.†	525	13,755
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	150	6,525
Delek US Holdings, Inc.	3,475	121,416
		127,941
Oil-Field Services — 0.1%
Archrock, Inc.	3,300	34,650
MRC Global, Inc.†	4,475	75,717
SEACOR Holdings, Inc.†	300	13,866
		124,233
Paper & Related Products — 0.0%
Domtar Corp.	400	19,808
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,275	108,120
Pollution Control — 0.0%
CECO Environmental Corp.	400	2,052
Poultry — 0.1%
Pilgrim’s Pride Corp.†	1,675	52,025
Sanderson Farms, Inc.	225	31,226
		83,251
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	250	16,870
Generac Holdings, Inc.†	2,800	138,656
Powell Industries, Inc.	900	25,785
		181,311
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	825	2,104
Deluxe Corp.	1,075	82,603

5

Ennis, Inc.	3,025	62,768
		147,475
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	1,650	15,345
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,275	84,317
tronc, Inc.†	300	5,277
		89,594
Publishing-Periodicals — 0.1%
Time, Inc.	2,850	52,582
Racetracks — 0.1%
Penn National Gaming, Inc.†	3,725	116,704
Speedway Motorsports, Inc.	850	16,040
		132,744
Real Estate Investment Trusts — 2.1%
Alexander & Baldwin, Inc.	300	8,322
American Assets Trust, Inc.	950	36,328
American Tower Corp.	4,631	660,705
Ashford Hospitality Trust, Inc.	6,400	43,072
Capstead Mtg. Corp.	4,725	40,871
CBL & Associates Properties, Inc.	1,050	5,943
Cherry Hill Mtg. Investment Corp.	525	9,445
CorEnergy Infrastructure Trust, Inc.	525	20,055
CoreSite Realty Corp.	1,375	156,612
CubeSmart	675	19,521
CYS Investments, Inc.	14,975	120,249
DCT Industrial Trust, Inc.	818	48,082
DiamondRock Hospitality Co.	2,150	24,273
Dynex Capital, Inc.	425	2,979
EastGroup Properties, Inc.	450	39,771
EPR Properties	50	3,273
Equity LifeStyle Properties, Inc.	250	22,255
First Industrial Realty Trust, Inc.	500	15,735
Franklin Street Properties Corp.	875	9,398
Gladstone Commercial Corp.	200	4,212
Government Properties Income Trust	950	17,613
Hersha Hospitality Trust	2,375	41,325
Highwoods Properties, Inc.	375	19,091
Hospitality Properties Trust	1,050	31,342
InfraREIT, Inc.	300	5,574
Invesco Mtg. Capital, Inc.	350	6,241
Invitation Homes, Inc.	5,615	132,346
LTC Properties, Inc.	1,075	46,816
Mack-Cali Realty Corp.	925	19,943
National Retail Properties, Inc.	125	5,391
Pennsylvania Real Estate Investment Trust	550	6,540
Potlatch Corp.	1,425	71,107
PS Business Parks, Inc.	250	31,272
Ramco-Gershenson Properties Trust	1,875	27,619
RLJ Lodging Trust	4,200	92,274
Saul Centers, Inc.	500	30,875
Summit Hotel Properties, Inc.	325	4,950
Taubman Centers, Inc.	350	22,901
Xenia Hotels & Resorts, Inc.	425	9,176
		1,913,497
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	500	19,925
Research & Development — 0.0%
INC Research Holdings, Inc., Class A†	625	27,250
Retail-Apparel/Shoe — 0.3%
Children’s Place, Inc.	1,170	170,060
L Brands, Inc.	2,124	127,907
		297,967
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	217	154,367
Retail-Building Products — 0.6%
Home Depot, Inc.	2,909	551,343
Retail-Discount — 0.5%
Big Lots, Inc.	1,375	77,206
Costco Wholesale Corp.	1,782	331,666
		408,872
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,657	273,361
Retail-Hair Salons — 0.1%
Regis Corp.†	3,675	56,448
Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	9,900	40,986
Retail-Jewelry — 0.1%
Movado Group, Inc.	2,075	66,815
Retail-Office Supplies — 0.0%
Office Depot, Inc.	3,525	12,479
Retail-Pawn Shops — 0.1%
EZCORP, Inc., Class A†	4,525	55,205
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	300	18,015
Retail-Restaurants — 1.8%
Bloomin’ Brands, Inc.	5,225	111,502
Brinker International, Inc.	1,725	66,999
Dunkin’ Brands Group, Inc.	3,317	213,847
McDonald’s Corp.	3,568	614,124
Sonic Corp.	3,850	105,798
Starbucks Corp.	8,529	489,820
		1,602,090
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	400	16,244
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	501	1,849
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	325	6,337
Trinseo SA	1,825	132,495
		138,832
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	650	9,971
Beneficial Bancorp, Inc.	6,867	112,962
Capitol Federal Financial, Inc.	200	2,682

6

Charter Financial Corp.	600	10,524
First Defiance Financial Corp.	200	10,394
Flushing Financial Corp.	725	19,938
Investors Bancorp, Inc.	2,425	33,659
Meridian Bancorp, Inc.	5,275	108,665
Northfield Bancorp, Inc.	4,925	84,119
People’s United Financial, Inc.	1,197	22,384
Provident Financial Holdings, Inc.	300	5,520
		420,818
Schools — 0.0%
Strayer Education, Inc.	75	6,719
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	1,575	18,097
Semiconductor Components-Integrated Circuits — 0.0%
Cirrus Logic, Inc.†	675	35,006
Semiconductor Equipment — 0.1%
Cohu, Inc.	1,250	27,437
Entegris, Inc.	1,425	43,391
Xcerra Corp.†	1,025	10,035
		80,863
Steel-Producers — 0.0%
Carpenter Technology Corp.	525	26,770
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	2,750	57,557
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	5,650	68,873
RigNet, Inc.†	1,350	20,183
Switch, Inc., Class A	475	8,640
		97,696
Television — 0.1%
ION Media Networks, Inc.†(1)(2)(4)	4	3,383
Sinclair Broadcast Group, Inc., Class A	2,150	81,377
		84,760
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	600	15,024
Theaters — 0.0%
National CineMedia, Inc.	1,155	7,923
Therapeutics — 0.2%
Cara Therapeutics, Inc.†	1,725	21,114
Flexion Therapeutics, Inc.†	1,300	32,552
Mersana Therapeutics, Inc.†	1,400	23,002
Sarepta Therapeutics, Inc.†	1,075	59,813
Xencor, Inc.†	1,525	33,428
		169,909
Tobacco — 0.6%
Altria Group, Inc.	7,638	545,430
Toys — 0.0%
Funko, Inc., Class A†	1,900	12,635
Transactional Software — 0.1%
ACI Worldwide, Inc.†	2,075	47,040
Synchronoss Technologies, Inc.†	2,925	26,150
		73,190
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	66	543
International Seaways, Inc.†	750	13,845
		14,388
Transport-Rail — 0.6%
CSX Corp.	10,720	589,707
Transport-Truck — 0.1%
ArcBest Corp.	1,150	41,112
Schneider National, Inc., Class B	525	14,994
YRC Worldwide, Inc.†	1,275	18,335
		74,441
Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	2,575	24,269
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	175	11,851
Water — 0.1%
American States Water Co.	1,725	99,895
Web Hosting/Design — 0.1%
NIC, Inc.	2,350	39,010
Web.com Group, Inc.†	2,282	49,748
		88,758
Web Portals/ISP — 2.3%
Alphabet, Inc., Class C†	2,033	2,127,331
Wireless Equipment — 0.2%
InterDigital, Inc.	1,825	138,974
Total Common Stocks
(cost $40,227,927)		53,037,120
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.8%
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(3)	$200,000	239,842
Credit Suisse Group AG 6.25% due 12/18/2024(3)	225,000	243,844
Societe Generale SA 8.25% due 11/29/2018(3)	200,000	209,250
		692,936
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(4)	8,000	1
Total Preferred Securities/Capital Securities (cost $625,778)		692,937
ASSET BACKED SECURITIES — 13.9%
Diversified Financial Services — 13.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.72% (1 ML+0.17%) due 01/25/2037(5)	37,300	36,308

7

AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	8,005
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.62% (3 ML+1.25%) due 07/25/2029*(6)	250,000	251,761
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(5)(7)	48,715	48,383
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(5)(7)	47,812	47,389
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.90% (1 ML+1.58%) due 10/25/2034(4)	9,113	9,113
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.47% (3 ML+1.12%) due 01/18/2025*(6)	250,000	250,697
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(7)(8)(9)	999,685	59,746
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(8)	95,000	97,572
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(8)	106,000	109,230
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(8)	54,000	56,315
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(7)	93,694	95,584
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(7)	88,982	90,209
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(7)	90,629	91,887
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(7)	121,855	123,701
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(7)(10)	88,295	88,039
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(7)(10)	99,721	99,533
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(7)	124,378	126,798
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(7)	90,827	93,517
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.33% (1 ML+0.85%) due 08/15/2036*(8)	131,000	131,122
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.46% due 02/25/2036(5)(7)	103,615	102,713
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,150	10,117
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.56% (3 ML+1.20%) due 10/15/2026*(6)	250,000	251,871
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 2.84% (3 ML+1.47%) due 04/27/2027*(6)	250,000	249,974
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	35,000	35,073
CBAM CLO Management LLC FRS(6)
Series 2017-3A, Class A
2.60% (3 ML+1.23%)
due 10/17/2029*	250,000	250,800
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.65% (3 ML+1.20%) due 05/24/2026*(6)	250,000	251,212
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	23,813	23,774
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(7)	120,315	120,687
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(8)	101,000	105,611
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(8)	65,000	68,953
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(5)	55,001	53,512
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(4)	100,000	100,002

8

COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(5)(7)	110,177	110,358
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(8)	90,000	91,079
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(8)	60,000	63,432
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(8)	105,000	108,906
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(8)	125,267	129,343
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(8)	123,000	129,738
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(5)	39,299	35,475
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.85% due 06/15/2057(7)(8)(9)	1,014,668	45,671
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(8)	105,000	109,770
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(5)(7)	47,952	48,492
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 2.56% (3 ML+1.21%) due 07/18/2030*(6)	250,000	251,471
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.33% due 05/25/2035(5)(7)	85,768	85,890
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	17,536	17,528
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	155,000	155,136
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	2,787	2,787
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.58% (3 ML+1.22%) due 07/24/2030*(6)	250,000	251,903
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(8)	110,000	109,617
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(8)	30,000	34,450
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(8)	85,377	87,333
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(8)	120,000	125,710
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(8)	115,000	121,641
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.51% due 04/25/2036(5)(7)	8,051	7,155
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.54% due 03/25/2047(5)(7)	23,925	22,040
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	33,311	33,407
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.09% (1 ML+0.54%) due 05/25/2035(5)	56,915	57,043
JPMBB Commercial Mtg. Securities Trust
Series 2013-C16, Class A4
4.17% due 12/15/2046(8)	64,000	68,358
JPMBB Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(8)	18,155	18,131
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(8)	60,000	62,882
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(8)	107,000	109,728
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(7)(8)	54,152	54,244
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.32% (1 ML+1.75%) due 09/01/2022*(5)	78,817	78,866
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.32% (1 ML+1.75%) due 10/01/2022*(5)	112,947	112,429
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.57% (1 ML+2.00%) due 02/01/2022*(5)	46,670	46,722

9

LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(5)	61,043	61,113
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(6)	250,000	250,288
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.04% due 02/25/2035(5)(7)	39,594	40,402
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.50% due 12/25/2034(5)(7)	27,086	27,605
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(7)(10)	99,440	99,280
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)(7)	95,611	95,492
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(7)(8)(9)	287,537	13,597
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(8)	20,000	21,230
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(7)(8)(9)	109,625	10,381
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(8)	100,000	102,375
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(8)	99,000	102,236
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(5)	33,329	28,049
MortgageIT Trust FRS Series 2005-4, Class A1 1.83% (1 ML+0.28%) due 10/25/2035(5)	116,589	115,089
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	100,000	99,045
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.05% (1 ML+1.50%) due 06/25/2057*(5)	116,813	119,668
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(5)(7)	85,617	87,525
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(5)(7)	45,499	46,552
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(5)(7)	77,610	79,301
New Residential Mtg. Loan Trust VRS(5) Series 2017-1A, Class A1 4.00% due 02/25/2057*(7)	149,559	154,006
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(5)(7)	146,804	151,738
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(5)(7)	115,850	119,302
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(5)(7)	95,440	98,381
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(7)	124,059	127,311
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(5)(7)	14,108	14,155
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	100,000	99,555
Oaktree EIF II Series A1, Ltd. FRS
Series 2017-IIIA, Class A2
2.82% (3 ML+1.45%)
due 07/17/2029*(6)	250,000	254,110
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.20% (3 ML+0.85%) due 04/17/2027*(6)	215,000	215,005
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	117,941
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	135,000	136,744
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.65% (1 ML+0.10%) due 02/25/2037(4)	37,711	27,353
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.83% (3 ML+1.45%) due 04/30/2027*(6)	250,000	250,738
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(5)	2,107	2,104
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.68% (1 ML+0.13%) due 05/25/2037(4)	89,298	68,889

10

Sound Point CLO XVIII, Ltd. FRS Series 2017-4A, Class A1 2.55% (3 ML +1.12%) due 12/01/2031*(1)(6)	250,000	250,000
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.80% (1 ML+0.25%) due 11/25/2036(4)	160,000	139,972
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	118,980
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.15% (1 ML+0.60%) due 02/25/2057*	111,765	111,901
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)(7)	71,567	70,883
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(7)	155,450	155,251
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(7)	87,304	87,238
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(7)	103,892	103,460
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(7)	92,608	92,457
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(7)	98,745	98,400
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.73% (3 ML+1.37%) due 04/20/2027*(6)	250,000	251,933
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(7)(10)	100,000	99,724
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 2.87% (3 ML+1.24%) due 06/20/2029*(6)	250,000	251,692
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(7)	124,875	124,814
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.40% (3 ML+0.90%) due 01/18/2029*(6)	250,000	250,000
Voya CLO, Ltd. FRS(6) Series 2014-4A, Class A2AR 2.81% (3 ML+1.45%) due 10/14/2026*	250,000	250,349
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.17% due 09/15/2057(7)(8)(9)	984,626	54,022
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(8)	65,000	68,156
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.28% due 03/25/2035(5)(7)	53,324	53,911
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(5)(7)	33,106	32,600
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(5)(7)	1,576	1,590
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(5)(7)	72,663	72,979
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(4)	50,000	50,035
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	74,367
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5
4.00% due 05/15/2047(8)	120,000	127,072
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(8)	110,000	116,679
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(8)	50,111	53,304
Total Asset Backed Securities (cost $12,590,467)		12,724,272
U.S. CORPORATE BONDS & NOTES — 8.6%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	33,000	34,545
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	30,518
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	10,000	10,315
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	35,000	36,488
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	30,000	32,022
		78,825

11

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	35,000	38,087
General Motors Co. Senior Notes 5.40% due 04/01/2048	35,000	38,176
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	62,953
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	30,885
		170,101
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	45,000	45,039
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	65,000	65,782
Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	24,528
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,603
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	105,788
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	71,362
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	55,000	58,005
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	45,000	50,930
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	18,494
		348,710
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	40,000	39,575
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,976
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,484
		50,035
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	45,000	46,439
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	35,000	39,135
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	29,177
		114,751
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	33,000	33,477
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,002
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,275
Scripps Networks Interactive, Inc.
Senior Notes
3.95% due 06/15/2025	12,000	12,167
		77,921
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	40,000	42,700
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,637
Building-Heavy Construction — 0.3%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	80,192
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	75,000	74,658
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	85,000	84,961
		239,811
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	25,000	26,750
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,625
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	25,000	26,125
		58,500

12

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	41,734
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	45,000	47,843
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	70,000	81,615
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,923
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	21,799
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	44,320
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	35,000	35,069
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,780
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	40,000	42,000
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	37,529
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	43,400
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	45,000	45,997
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	90,000	95,961
		585,436
Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,700
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	25,000	25,437
		36,137
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,083
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	15,000	14,250
Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,063
Apple, Inc. Senior Notes 3.35% due 02/09/2027	30,000	30,731
Apple, Inc. Senior Notes 3.45% due 02/09/2045	30,000	29,278
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,422
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,443
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	55,000	58,065
		140,002
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	20,000	20,575
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,717
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	35,000	35,216
		44,933
Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	50,000	50,004
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	60,000	60,864
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	61,584

13

Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	31,024
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,478
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	41,771
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,635
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	85,049
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	12,080
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	35,000	35,535
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	55,000	55,846
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	19,786
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	34,727
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	15,071
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	85,000	88,886
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	15,000	15,881
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	9,105
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,318
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,061
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	75,000	75,375
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	20,000	20,148
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	19,943
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	15,000	14,895
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,317
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,072
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	28,991
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,667
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	60,642
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	21,000	28,111
JPMorgan Chase & Co.
Senior Notes
2.30% due 08/15/2021	10,000	9,910
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	25,000	24,866
JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	35,000	35,906
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	25,000	24,836
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	80,000	80,624
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,382
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	45,000	47,828
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,863
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	44,925
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	9,954
Morgan Stanley Senior Notes 2.65% due 01/27/2020	20,000	20,090
Morgan Stanley Senior Notes 3.13% due 07/27/2026	10,000	9,863

14

Morgan Stanley Senior Notes 3.59% due 07/22/2028	90,000	90,828
Morgan Stanley Senior Notes 3.63% due 01/20/2027	65,000	66,525
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	35,542
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	15,706
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	126,369
		1,722,883
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	20,000	19,836
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	10,000	9,970
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	50,000	53,055
		82,861
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,474
Electric-Integrated — 0.5%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,056
AES Corp. Senior Notes 5.50% due 03/15/2024	40,000	41,600
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	25,000	24,604
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	55,000	54,390
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	38,687
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,977
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,373
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	46,109
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	5,000	5,222
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	25,000	24,977
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	65,000	81,929
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,814
Southern Co. Senior Notes 1.85% due 07/01/2019	20,000	19,879
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,005
		462,622
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,816
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	105,000	104,111
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	39,775
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	22,054
		165,940
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,781
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	40,000	40,287
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	15,973
		56,260
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	40,000	42,600
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	40,000	40,160

15

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(4)	10,000	460
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017† (1)(4)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038† (1)(4)	15,000	2
		40,623
Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	35,000	36,049
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	135,000	133,978
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	25,000	25,260
		195,287
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	25,000	24,764
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	35,000	34,905
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	20,000	20,800
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,150
		25,950
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,454
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,332
		35,786
Insurance-Life/Health — 0.0%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	30,000	31,650
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	25,000	21,312
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,600
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,919
Medical Information Systems — 0.0%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	25,000	25,750
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	70,196
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	24,933
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,114
Celgene Corp. Senior Notes 4.63% due 05/15/2044	15,000	16,004
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	5,000	4,936
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,730
		76,717
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	14,763
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,033
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,488
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	40,000	40,773
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,238
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,671
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	50,000	52,701
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,812
		199,479

16

Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	18,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	30,000	30,300
		52,800
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	25,000	24,986
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	75,000	73,746
		98,732
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	40,000	51,654
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	45,000	45,945
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,985
		110,584
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	35,000	36,050
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	40,000	36,699
Xerox Corp. Senior Notes 3.63% due 03/15/2023	50,000	48,776
		85,475
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	40,000	39,835
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,948
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,431
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	10,000	10,617
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,844
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,065
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	50,000	49,360
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,100
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,225
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,728
Hess Corp. Senior Notes 4.30% due 04/01/2027	30,000	30,073
Hess Corp. Senior Notes 5.60% due 02/15/2041	5,000	5,392
Hess Corp. Senior Notes 5.80% due 04/01/2047	5,000	5,564
Hess Corp. Senior Notes 6.00% due 01/15/2040	20,000	22,101
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	40,000	47,151
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	15,000	15,002
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,903
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	26,127
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	25,000	25,563
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,281
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	15,000	14,948
		382,258

17

Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	10,000	10,024
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	35,000	35,142
		45,166
Pipelines — 0.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	5,000	4,991
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	25,000	25,215
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	15,000	14,906
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	30,000	29,817
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	40,000	43,776
MPLX LP Senior Notes 4.13% due 03/01/2027	30,000	30,727
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,487
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,911
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	5,000	5,002
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,205
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,177
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	20,000	20,390
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	70,000	70,473
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,776
		325,853
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,896
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,106
		15,002
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	21,200
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	15,000	15,787
		36,987
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	35,000	33,670
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	5,020
		38,690
Retail-Drug Store — 0.1%
CVS Health Corp.
Senior Notes
2.80% due 07/20/2020	74,000	74,308
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	18,000	18,538
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	34,383
		127,229
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	35,000	35,220
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,112
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	40,000	40,205
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	55,000	55,367
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	67,000	66,813
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,768

18

AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,852
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	55,000	53,793
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	115,000	116,433
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	10,000	10,576
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	29,000	28,849
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,190
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	55,000	57,686
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	15,000	14,770
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	15,000	14,482
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	15,693
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	31,249
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	5,000	5,498
		549,224
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	14,885
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	35,000	34,807
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	36,754
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	60,000	59,879
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	38,000	38,612
		184,937
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	70,000	69,932
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	30,000	29,510
		99,442
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	20,000	21,964
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	20,000	22,396
		44,360
Total U.S. Corporate Bonds & Notes (cost $7,741,686)		7,897,587
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	85,000	84,451
Chemicals-Specialty — 0.0%
Methanex Corp.
Senior Notes
4.25% due 12/01/2024	25,000	25,273
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	5,196
		30,469
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	60,000	59,706
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	200,403
		260,109
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,761
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,371
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	40,000	34,832
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	25,000	26,250
		100,453

19

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	35,000		35,562
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	35,000		35,632
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000		25,134
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	25,000		25,139
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	25,000		25,546
			147,013
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	55,000		63,718
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000		6,131
			69,849
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000		10,206
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000		31,220
Encana Corp. Senior Notes 3.90% due 11/15/2021	25,000		25,694
			67,120
Oil Companies-Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	5,000		4,988
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000		5,987
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	10,000		10,930
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	65,000		67,850
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000		40,710
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	30,000		33,731
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	71,812
			236,008
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	15,000		15,063
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	35,000		37,013
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	40,000		46,050
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	15,000		16,163
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	35,000		35,171
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000		30,368
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	35,000		34,597
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		22,100
			56,697
Total Foreign Corporate Bonds & Notes (cost $1,241,704)			1,241,758
MUNICIPAL BONDS & NOTES — 0.7%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	25,000		24,653
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		14,295
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	5,000		6,779

20

Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	70,000	94,912
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	45,000	49,734
City of Chicago IL Series B General Obligation Bonds 7.38% due 01/01/2033	35,000	40,494
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,409
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(11)	175,000	65,188
State of California General Obligation Bonds 7.35% due 11/01/2039	55,000	82,540
State of California General Obligation Bonds 7.55% due 04/01/2039	5,000	7,868
State of California General Obligation Bonds 7.63% due 03/01/2040	70,000	109,512
State of Illinois General Obligation Bonds 5.16% due 02/01/2018	5,000	5,011
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,406
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	105,000	105,571
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	15,000	15,467
Total Municipal Bonds & Notes (cost $660,686)		658,839
U.S. GOVERNMENT AGENCIES — 12.5%
Federal Home Loan Mtg. Corp. — 3.4%
2.50% due 01/01/2028	5,318	5,345
2.50% due 04/01/2028	18,238	18,326
3.00% due 08/01/2027	6,539	6,662
3.00% due 10/01/2042	14,253	14,334
3.00% due 11/01/2042	11,992	12,057
3.00% due 02/01/2043	30,281	30,456
3.00% due 08/01/2043	142,329	143,034
3.00% due January TBA	700,000	699,890
3.50% due 03/01/2042	7,372	7,608
3.50% due 08/01/2042	37,405	38,599
3.50% due 09/01/2043	26,906	27,805
3.50% due January TBA	700,000	718,849
4.00% due 03/01/2023	1,928	1,985
4.00% due 10/01/2043	33,284	34,890
4.00% due January TBA	500,000	522,852
4.50% due 01/01/2039	1,112	1,184
5.00% due 05/01/2020	40,659	41,461
5.00% due 05/01/2034	16,786	18,247
5.50% due 07/01/2034	5,861	6,496
5.50% due 05/01/2037	2,037	2,249
6.00% due 08/01/2026	14,902	16,645
6.50% due 05/01/2029	1,159	1,290
7.50% due 08/01/2023	42	42
7.50% due 08/01/2025	1,103	1,106
Federal Home Loan Mtg. Corp. FRS 2.86% (6 ML+1.54%) due 02/01/2037	1,898	1,958
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.00% due 10/25/2047*(7)(8)	70,000	70,207
Series 2017-K728, Class B 3.65% due 09/25/2024*(7)(8)	30,000	29,727
Series 2017-K729,Class B 3.67% due 11/25/2049*(7)(8)	60,000	59,391
Series 2017-K729,Class C 3.67% due 11/25/2049*(7)(8)	25,000	23,775
Series 2017-K69, Class B 3.73% due 10/25/2049*(7)(8)	30,000	29,499
Series 2017-K69, Class C 3.73% due 10/25/2049*(7)(8)	10,000	9,531
Series 2017-K71, Class B 3.75% due 11/25/2050*(7)(8)	55,000	54,265
Series 2017-K71, Class C 3.75% due 11/25/2050*(7)(8)	15,000	13,961
Series 2017-K68, Class B 3.84% due 08/25/2027*(7)(8)	20,000	19,860
Series 2017-K725, Class B 3.88% due 02/25/2024*(7)(8)	25,000	25,448
Series 2017-K67, Class B 3.94% due 09/25/2049*(7)(8)	20,000	20,100
Series 2017-K726, Class B 3.97% due 07/25/2049*(7)(8)	45,000	45,445
Series 2017-K64, Class B 3.98% due 03/25/2027*(7)(8)	20,000	20,225
Series 2012-K706, Class B 4.03% due 11/25/2044*(7)(8)	60,000	60,567
Series 2017-K66, Class B 4.03% due 07/25/2027*(7)(8)	34,000	34,828
Series 2017-K65, Class B 4.07% due 05/25/2027*(7)(8)	40,000	41,103
Series 2010-K8, Class B 5.28% due 09/25/2043*(7)(8)	80,000	84,599

21

Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(7)(8)(9)	319,348	15,195
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(8)	68,000	70,048
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(5)	3,740	3,683
Series 1577, Class PK 6.50% due 09/15/2023(5)	2,441	2,594
Series 1226, Class Z 7.75% due 03/15/2022(5)	287	309
		3,107,730
Federal National Mtg. Assoc. — 5.6%
2.50% due 02/01/2043	72,782	70,573
2.50% due 03/01/2043	142,503	138,189
2.64% due 03/01/2027	28,464	28,116
2.78% due 03/01/2027	63,000	62,793
2.88% due 11/01/2027	130,111	129,985
2.97% due 06/01/2027	109,055	110,165
2.97% due 06/01/2030	124,000	122,931
3.00% due 07/01/2027	90,000	90,835
3.00% due 12/01/2027	9,658	9,859
3.00% due 01/01/2028	10,430	10,647
3.00% due January TBA	800,000	814,844
3.16% due 08/01/2027	125,000	127,944
3.50% due January TBA	1,100,000	1,129,391
4.00% due 11/01/2040	15,138	15,905
4.00% due 12/01/2040	38,732	40,695
4.00% due 11/01/2041	4,870	5,114
4.00% due 01/01/2042	11,197	11,749
4.00% due 11/01/2043	19,751	20,725
4.00% due 12/01/2043	12,043	12,767
4.00% due January TBA	600,000	627,443
4.50% due 01/01/2039	2,952	3,144
4.50% due 06/01/2039	30,826	32,930
4.50% due 09/01/2039	7,767	8,295
4.50% due 05/01/2041	7,370	7,898
4.50% due January TBA	600,000	638,344
5.00% due 03/01/2018	51	52
5.00% due 06/01/2019	389	396
5.00% due 03/01/2020	1,842	1,890
5.00% due 05/01/2035	2,378	2,583
5.00% due 07/01/2040	47,385	51,126
5.00% due January TBA	300,000	322,436
5.50% due 05/01/2020	13,109	13,350
5.50% due 06/01/2020	9,710	9,860
5.50% due 12/01/2029	2,182	2,389
5.50% due 06/01/2035	153,011	170,241
5.50% due 06/01/2036	67,436	74,718
5.50% due 08/01/2037	12,129	13,416
5.50% due 06/01/2038	9,039	9,985
6.00% due 06/01/2021	28,145	28,915
6.00% due 12/01/2033	7,906	8,983
6.00% due 05/01/2034	6,854	7,778
6.00% due 08/01/2034	1,412	1,602
6.00% due 11/01/2038	1,807	2,037
7.00% due 06/01/2037	14,190	16,063
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.10% (1 ML+3.55%) due 07/25/2029	30,000	32,602
Series 2016-C07, Class 2M2 5.90% (1 ML+4.35%) due 05/25/2029	60,000	66,511
Federal National Mtg. Assoc. FRS 3.30% (12 ML+1.57%) due 05/01/2037	3,136	3,279
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	3,053	3,193
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(5)	6,788	6,710
		5,121,396
Government National Mtg. Assoc. — 3.5%
3.00% due January TBA	500,000	504,531
3.50% due January TBA	1,200,000	1,240,500
4.00% due 07/15/2041	28,383	29,669
4.00% due 08/15/2041	9,478	9,957
4.00% due 10/15/2041	18,562	19,477
4.00% due January TBA	1,200,000	1,251,699
4.50% due 06/15/2041	143,982	153,289
6.00% due 11/15/2028	18,959	21,261
7.00% due 07/15/2033	8,796	10,084
9.00% due 11/15/2021	103	111
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB 7.50% due 09/16/2035(5)	760	865
Series 2005-74, Class HC 7.50% due 09/16/2035(5)	5,324	6,210
		3,247,653
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	10,000	10,001
Total U.S. Government Agencies (cost $11,452,124)		11,486,780
U.S. GOVERNMENT TREASURIES — 10.1%
United States Treasury Bonds — 1.1%
2.50% due 02/15/2045	5,000	4,767
2.88% due 11/15/2046	70,000	71,807
3.00% due 05/15/2045	58,000	60,911
3.00% due 11/15/2045	145,000	152,278
3.00% due 05/15/2047	230,000	241,814
3.63% due 08/15/2043	160,000	186,738
4.38% due 11/15/2039(12)	99,200	127,639
5.00% due 05/15/2037	141,000	193,330
		1,039,284

22

United States Treasury Notes — 9.0%
0.25% due 01/15/2025 TIPS(13)(14)	953,950	945,506
0.38% due 07/15/2027 TIPS(13)	988,212	982,951
1.13% due 08/31/2021	763,000	737,070
1.13% due 09/30/2021	801,000	772,871
1.25% due 10/31/2021	313,000	303,219
1.50% due 05/31/2019	540,000	537,300
1.50% due 07/15/2020	925,000	915,100
1.63% due 03/15/2020	660,000	655,978
1.88% due 02/28/2022	384,000	379,845
1.88% due 03/31/2022	1,019,000	1,007,496
2.00% due 02/15/2023	570,000	564,144
2.00% due 02/15/2025	425,000	415,454
8,216,934
Total U.S. Government Treasuries (cost $9,333,245)	9,256,218
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Abu Dhabi Government International Bond Senior Notes 4.13% due 10/11/2047*	200,000	197,824
Kingdom of Saudi Arabia Senior Bonds 3.63% due 03/04/2028*	200,000	198,200
United Mexican States Senior Notes 5.75% due 10/12/2010	46,000	48,990
Total Foreign Government Obligations (cost $446,782)	445,014
Total Long-Term Investment Securities (cost $84,320,399)	97,440,525
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Foreign Government Obligations — 1.1%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	775,000	38,216
Government of Japan Bills (0.17)% due 01/15/2018	JPY	81,400,000	722,460
Republic of Argentina Bills 2.81% due 01/26/2018	21,034	20,993
Republic of Argentina Bills 3.06% due 06/15/2018	101,133	99,644
Republic of Argentina Bills 3.13% due 05/24/2018	30,436	30,053
Republic of Argentina Bills 3.30% due 04/27/2018	55,477	54,912
966,278
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/18	474,000	474,000
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.76% due 01/02/2018	200,000	200,000
Total Short-Term Investment Securities (cost $1,639,730)	1,640,278
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $146,003 and collateralized by $130,000 of United States Treasury Bonds, bearing interest at 3.63% due 08/15/2043 and having an approximate value of $153,060	146,000	146,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	185,000	185,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	205,000	205,000
BNP Paribas SA Joint Repurchase Agreement(15)	365,000	365,000
Deutsche Bank AG Joint Repurchase Agreement(15)	135,000	135,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	330,000	330,000
Total Repurchase Agreements (cost $1,366,000)	1,366,000
TOTAL INVESTMENTS (cost $87,326,129)	109.7%	100,446,803
Liabilities in excess of other assets	(9.7)	(8,862,432)
NET ASSETS	100.0%	$91,584,371

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Multi-Managed Moderate Growth Portfolio to the “SA Multi-Managed Moderate Growth Portfolio”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $12,083,161 representing 13.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).

23

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,383	$845.64	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $399,211 representing 0.4% of net assets.
(5)	Collateralized Mortgage Obligation
(6)	Collateralized Loan Obligation
(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	Commercial Mortgage Backed Security
(9)	Interest Only
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.
(11)	Bond in default of principal and interest
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Principal amount of security is adjusted for inflation.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.

ARS	— Argentina Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR
1 Yr USTYCR	— 1Year US Treasury Yield Curve Rate

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Short	Australia 10 Year Bonds	March 2018	$301,895	$302,331	$(436)
3	Short	Canada 10 Year Bonds	March 2018	326,728	321,671	5,057
6	Long	E-Mini Russell 2000 Index	March 2018	457,627	460,950	3,323
5	Short	Long Gilt Future	March 2018	839,706	844,924	(5,218)
8	Short	U.S. Treasury 10 Year Notes	March 2018	997,556	992,375	5,181
2	Short	U.S. Treasury 10 Year Ultra Bonds	March 2018	268,516	267,125	1,391
8	Long	U.S. Treasury 2 Year Notes	March 2018	1,716,766	1,712,875	(3,891)
27	Long	U.S. Treasury 5 Year Notes	March 2018	3,147,748	3,136,429	(11,319)
12	Long	U.S. Treasury Ultra Bonds	March 2018	1,999,633	2,011,875	12,242
						$6,330

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	81,400,000	USD	725,768	01/16/2018	$2,940	$—

Goldman Sachs International	EGP	191,000	USD	9,830	03/06/2018	—	(733)
	EGP	275,000	USD	14,074	03/29/2018	—	(1,061)
	USD	10,277	EGP	191,000	03/06/2018	286	—
	USD	14,962	EGP	275,000	03/29/2018	173	—
						459	(1,794)
Net Unrealized Appreciation (Depreciation)						$3,399	$(1,794)

EGP	— Egyptian Pound
JPY	— Japanese Yen
USD	— United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$6,993
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,669)	(8,152)
						$(1,159)

BBA	— British Bankers’ Association
LIBOR	— London Interbank Offered Rate
OIS	— Overnight Index Swap
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$81,377	$—	$3,383	$84,760
Other Industries	52,952,360	—	—	52,952,360
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	692,936	—	692,936
Asset Backed Securities:
Diversified Financial Services	—	12,374,717	349,555	12,724,272
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	40,620	3	40,623
Other Industries	—	7,856,964	—	7,856,964
Foreign Corporate Bonds & Notes	—	1,241,758	—	1,241,758
Municipal Bonds & Notes	—	658,839	—	658,839
U.S. Government Agencies	—	11,486,780	—	11,486,780
U.S. Government Treasuries	—	9,256,218	—	9,256,218
Foreign Government Obligations	—	445,014	—	445,014
Short-Term Investment Securities	—	1,640,278	—	1,640,278
Repurchase Agreement	—	1,366,000	—	1,366,000
Total Investments at Value	$53,033,737	$47,060,124	$352,942	$100,446,803

Other Financial Instruments:†
Futures Contracts	$27,194	$—	$—	$27,194
Forward Foreign Currency Contracts	—	3,399	—	3,399
Centrally Cleared Interest Rate Swap Contracts	—	6,993	—	6,993
Total Other Financial Instruments	$27,194	$10,392	$—	$37,586

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,864	$—	$—	$20,864
Forward Foreign Currency Contracts	—	1,794	—	1,794
Centrally Cleared Interest Rate Swap Contracts	—	8,152	—	8,152
Total Other Financial Instruments	$20,864	$9,946	$—	$30,810

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and Other written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 31.9%
Aerospace/Defense — 0.7%
General Dynamics Corp.	1,319	$268,350
Northrop Grumman Corp.	612	187,829
		456,179
Agricultural Chemicals — 0.2%
Monsanto Co.	866	101,131
Airlines — 0.3%
United Continental Holdings, Inc.†	2,986	201,256
Apparel Manufacturers — 0.2%
Carter’s, Inc.	836	98,222
Applications Software — 1.6%
Microsoft Corp.	8,002	684,491
salesforce.com, Inc.†	3,140	321,002
		1,005,493
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,126	195,531
Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	2,868	243,292
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	7,720	354,194
Building Products-Cement — 0.4%
Vulcan Materials Co.	1,758	225,674
Cable/Satellite TV — 0.5%
Comcast Corp., Class A	7,999	320,360
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	1,588	100,854
Coatings/Paint — 0.4%
Sherwin-Williams Co.	577	236,593
Commercial Services — 0.4%
CoStar Group, Inc.†	575	170,746
ServiceMaster Global Holdings, Inc.†	1,962	100,592
		271,338
Commercial Services-Finance — 0.1%
Vantiv, Inc., Class A†	1,077	79,213
Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	2,866	119,856
Computer Services — 0.2%
Amdocs, Ltd.	1,724	112,888
Computer Software — 0.2%
SS&C Technologies Holdings, Inc.	2,297	92,983
Computers — 1.7%
Apple, Inc.	6,295	1,065,303
Consulting Services — 0.4%
Gartner, Inc.†	947	116,623
Verisk Analytics, Inc.†	1,178	113,088
		229,711
Containers-Metal/Glass — 0.3%
Ball Corp.	4,203	159,084
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	4,098	202,031
Cosmetics & Toiletries — 0.3%
Estee Lauder Cos., Inc., Class A	1,606	204,347
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	809	43,079
Diagnostic Equipment — 0.3%
Thermo Fisher Scientific, Inc.	912	173,171
Distribution/Wholesale — 0.2%
Fastenal Co.	2,623	143,452
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	2,397	146,888
Illinois Tool Works, Inc.	1,772	295,658
		442,546
Drug Delivery Systems — 0.2%
DexCom, Inc.†	2,685	154,092
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	681	796,409
Wayfair, Inc., Class A†	811	65,099
		861,508
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	136	236,333
Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,948	213,642
Electronic Components-Misc. — 0.3%
Flex, Ltd.†	11,545	207,695
Electronic Components-Semiconductors — 1.4%
Broadcom, Ltd.	1,272	326,777
Microchip Technology, Inc.	2,521	221,546
Texas Instruments, Inc.	3,287	343,294
		891,617
Electronic Connectors — 0.3%
Amphenol Corp., Class A	2,069	181,658
Electronic Forms — 0.7%
Adobe Systems, Inc.†	2,573	450,893
Enterprise Software/Service — 0.6%
Tyler Technologies, Inc.†	1,238	219,188
Ultimate Software Group, Inc.†	687	149,924
		369,112
Entertainment Software — 0.5%
Activision Blizzard, Inc.	4,889	309,571
Finance-Consumer Loans — 0.2%
Synchrony Financial	2,609	100,734
Finance-Credit Card — 1.4%
Mastercard, Inc., Class A	2,577	390,055
Visa, Inc., Class A	4,243	483,787
		873,842
Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	3,488	178,341
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	2,026	142,955
Food-Catering — 0.2%
Aramark	2,751	117,578
Food-Confectionery — 0.2%
Hershey Co.	1,352	153,466
Independent Power Producers — 0.1%
NRG Energy, Inc.	3,103	88,373

1

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	1,718		281,889
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	4,031		206,024
Insurance-Property/Casualty — 0.3%
Progressive Corp.	3,501		197,176
Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	3,211		566,613
Medical Information Systems — 0.2%
athenahealth, Inc.†	996		132,508
Medical Instruments — 0.3%
Boston Scientific Corp.†	7,264		180,075
Medical-Biomedical/Gene — 1.5%
AnaptysBio, Inc.†	448		45,123
Biogen, Inc.†	808		257,404
Celgene Corp.†	2,308		240,863
Insmed, Inc.†	2,015		62,828
Puma Biotechnology, Inc.†	1,661		164,190
Regeneron Pharmaceuticals, Inc.†	462		173,693
			944,101
Medical-Drugs — 0.6%
Allergan PLC	644		105,346
Eli Lilly & Co.	3,394		286,657
			392,003
Medical-HMO — 0.7%
Aetna, Inc.	1,188		214,303
Humana, Inc.	871		216,069
			430,372
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	1,502		170,252
Multimedia — 0.5%
Walt Disney Co.	2,600		279,526
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	1,679		90,062
Real Estate Investment Trusts — 0.7%
American Tower Corp.	2,459		350,826
Invitation Homes, Inc.	2,692		63,450
			414,276
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	1,147		69,072
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	117		83,230
Retail-Building Products — 0.5%
Home Depot, Inc.	1,554		294,530
Retail-Discount — 0.3%
Costco Wholesale Corp.	963		179,234
Retail-Gardening Products — 0.2%
Tractor Supply Co.	1,958		146,361
Retail-Restaurants — 1.1%
Dunkin’ Brands Group, Inc.	1,792		115,530
McDonald’s Corp.	1,926		331,503
Starbucks Corp.	4,556		261,651
			708,684
Television — 0.0%
ION Media Networks, Inc.†(1)(9)(15)	10		8,456
Tobacco — 0.5%
Altria Group, Inc.	4,079		291,281
Transport-Rail — 0.5%
CSX Corp.	5,906		324,889
Web Portals/ISP — 1.8%
Alphabet, Inc., Class C†	1,096		1,146,854
Total Common Stocks (cost $15,162,467)			19,946,659
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(2)	EUR	200,000	252,170
Diversified Banking Institutions — 1.1%
Credit Agricole SA 8.13% due 12/23/2025*(2)	200,000		239,842
Credit Suisse Group AG 6.25% due 12/18/2024*(2)	200,000		216,750
Societe Generale SA 8.25% due 11/29/2018(2)	200,000		209,250
			665,842
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(9)	16,000		2
Total Preferred Securities/Capital Securities (cost $892,066)			918,014
ASSET BACKED SECURITIES — 24.9%
Diversified Financial Services — 24.9%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.72% (1 ML+0.17%) due 01/25/2037(3)	42,629		41,495
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000		15,009
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.62% (3 ML+1.25%) due 07/25/2029*(4)	250,000		251,761
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	48,715		48,383
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	56,505		56,006
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	31,881		31,661

2

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.90% (1 ML+1.58%) due 10/25/2034(9)	18,226	18,226
Atrium XII FRS Series 12A, Class AR 2.20% (3 ML+0.83%) due 04/22/2027*(4)	250,000	249,874
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.47% (3 ML+1.12%) due 01/18/2025*(4)	250,000	250,697
Babson CLO, Ltd. FRS Series 2016-2A, Class A 2.81% (3 ML+1.45%) due 07/20/2028*(4)	250,000	250,673
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(5)(6)(7)	999,685	59,746
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	100,000	102,708
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	121,000	124,687
Barclays Commercial Mtg. Securities Trust Series 2017-C1, Class A4 3.67% due 02/15/2050(6)	63,000	65,701
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	98,379	100,363
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	88,982	90,209
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	90,629	91,887
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	88,245	90,886
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(5)(8)	102,236	101,940
Bayview Opportunity Master Fund Trust VRS Series 2017-RN8, Class A1 3.35% due 11/28/2032*(5)(8)	99,721	99,533
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	143,661	146,456
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	103,802	106,876
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.33% (1 ML+0.85%) due 08/15/2036*(6)	152,000	152,142
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.46% due 02/25/2036(3)(5)	120,159	119,113
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	12,083	12,044
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 2.46% (3 ML+1.10%) due 10/15/2030*(4)	250,000	249,875
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.56% (3 ML+1.20%) due 10/15/2026*(4)	250,000	251,871
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 2.84% (3 ML+1.47%) due 04/27/2027*(4)	250,000	249,974
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,083
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.47% (3 ML+1.10%) due 01/25/2026*(4)	250,000	250,931
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.65% (3 ML+1.20%) due 05/24/2026*(4)	250,000	251,212
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	28,575	28,529
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	138,315	138,743
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	122,000	127,570
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	68,573	66,716
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(9)	100,000	100,002
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(3)(5)	133,130	133,350

3

COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	66,528	66,571
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	125,105	126,605
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	68,718
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	145,208
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,000	160,043
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	150,000	158,217
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	208,925
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	50,087	45,213
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.85% due 06/15/2057(5)(6)(7)	1,231,751	55,442
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	130,679
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	52,748	53,341
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	94,899	94,894
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	79,212	78,329
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	64,600	64,272
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.79% (3 ML+1.43%) due 10/15/2028*(4)	250,000	251,729
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.33% due 05/25/2035(3)(5)	107,210	107,363
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,166
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	5,575	5,574
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.58% (3 ML+1.22%) due 07/24/2030*(4)	250,000	251,903
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	124,565
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	34,961
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,109
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	146,000	152,947
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	148,085
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.51% due 04/25/2036(3)(5)	8,946	7,950
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.54% due 03/25/2047(3)(5)	28,356	26,121
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	38,863	38,975
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.09% (1 ML+0.54%) due 05/25/2035(3)	74,701	74,869
JPMBB Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	68,000	72,630
JPMBB Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	21,358	21,330
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	68,122
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	122,000	125,111

4

LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	62,817	62,923
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(9)	100,000	99,767
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 3.22% (1 ML+1.65%) due 11/01/2022*(3)	98,779	98,657
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.32% (1 ML+1.75%) due 10/01/2022*(3)	121,864	121,305
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.57% (1 ML+2.00%) due 02/01/2022*(3)	46,670	46,722
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(3)	61,043	61,113
Madison Park Funding XIV, Ltd. FRS Series 2014-14A, Class A1R 2.48% (3 ML+1.12%) due 07/20/2026*(4)	250,000	251,103
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	250,288
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.04% due 02/25/2035(3)(5)	20,036	20,444
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.50% due 12/25/2034(3)(5)	34,379	35,037
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(5)(8)	104,412	104,244
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(5)(6)(7)	350,893	16,593
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(5)(6)(7)	124,574	11,797
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	107,494
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(6)	108,000	111,531
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	38,755	32,615
MortgageIT Trust FRS Series 2005-4, Class A1 1.83% (1 ML+0.28%) due 10/25/2035(3)	153,537	151,561
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	114,000	112,911
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,094
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.05% (1 ML+1.50%) due 06/25/2057*(3)	136,431	139,765
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	102,741	105,029
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	89,252	91,196
New Residential Mtg. Loan Trust VRS(3) Series 2017-1A, Class A1 4.00% due 02/25/2057*(5)	173,004	178,147
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	171,272	177,027
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	136,756	140,830
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	112,793	116,268
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	142,999	146,748
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	27,510	27,602
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	109,510
Oaktree EIF II Series A1, Ltd. FRS Series 2017-IIIA, Class A2 2.82% (3 ML+1.45%) due 07/17/2029*(4)	250,000	254,110
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.20% (3 ML+0.85%) due 04/17/2027*(4)	215,000	215,005
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	137,763

5

OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	172,196
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.65% (1 ML+0.10%) due 02/25/2037(9)	39,350	28,542
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.83% (3 ML+1.45%) due 04/30/2027*(4)	250,000	250,738
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	93,592	93,625
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	4,213	4,209
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.68% (1 ML+0.13%) due 05/25/2037(9)	100,277	77,359
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	81,701	81,433
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(9)	49,809	50,598
Sound Point CLO XVIII, Ltd. FRS Series 2017-4A, Class A1 2.55% (3 ML +1.12%) due 12/01/2031*(1)(4)	250,000	250,000
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.80% (1 ML+0.25%) due 11/25/2036(9)	200,000	174,965
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	143,768
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	100,147
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.15% (1 ML+0.60%) due 02/25/2057*	128,959	129,117
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	88,607	87,760
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	71,562	71,541
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	178,480	178,251
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	87,304	87,238
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	120,739	120,238
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	92,608	92,457
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.73% (3 ML+1.37%) due 04/20/2027*(4)	250,000	251,933
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(5)(8)	100,000	99,724
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	81,444
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(5)(8)	100,000	99,849
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)(8)	144,386	144,316
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.33% (3 ML+0.90%) due 01/18/2029*(4)	250,000	250,000
Voya CLO, Ltd. FRS(4) Series 2014-4A, Class A2AR 2.81% (3 ML+1.45%) due 10/14/2026*	250,000	250,349
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.17% due 09/15/2057(5)(6)(7)	984,626	54,022
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	105,000	110,099
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)(6)	10,000	8,883
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.28% due 03/25/2035(3)(5)	69,760	70,527
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	40,746	40,123
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	3,114	3,143
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(5)	96,884	97,305

6

Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(9)	50,000	50,035
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,282
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.82% due 02/15/2044*(5)(6)(7)	453,515	9,871
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,280	153,842
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	58,623
Total Asset Backed Securities (cost $15,429,901)		15,576,650
U.S. CORPORATE BONDS & NOTES — 14.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	39,000	40,825
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	30,000	30,518
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,157
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	46,913
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	37,359
		89,429
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	40,000	43,529
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	27,268
General Motors Co. Senior Notes 6.75% due 04/01/2046	60,000	75,544
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	36,032
		182,373
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	50,000	50,043
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,903
Banks-Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,433
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	19,603
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	130,976
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	86,654
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	26,366
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	75,000	92,467
		385,499
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	50,000	49,468
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	5,000	4,976
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,484
		59,928
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	40,000	41,279
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	30,000	33,544
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	43,766
		118,589
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	36,520
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,002

7

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,275
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	19,264
		88,061
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	48,037
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,638
Building-Heavy Construction — 0.4%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	90,216
SBA Tower Trust Senior Sec. Notes 3.17% due 04/09/2047*	85,000	84,613
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	100,000	99,953
		274,782
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	32,100
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,625
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,350
		69,075
Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	25,000	26,084
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	85,055
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	50,000	58,296
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,923
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	21,799
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,734
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	45,000	44,320
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,079
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,450
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	41,000	43,050
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,220
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,825
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	50,000	51,108
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	120,000	127,947
		648,356
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	10,000	10,700
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	30,000	30,525
		41,225
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,083
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,000

8

Computers — 0.2%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,063
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,487
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	43,917
Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,422
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,443
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	60,000	63,344
		149,676
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,719
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,717
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,278
		54,995
Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 1.95% due 05/12/2018	45,000	45,003
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	100,000	101,440
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	71,848
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	40,000	41,771
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	35,000	39,443
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	107,729
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	90,000	91,375
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	80,000	81,231
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,733
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	44,648
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	20,094
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	95,000	100,577
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,967
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	45,000	44,318
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	35,000	35,048
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	70,000	70,350
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	50,000	50,370
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	24,928
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	34,756
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	10,145
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	40,786
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	74,118
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	44,000	58,900
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	5,000	4,955
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	30,000	29,839
JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	30,000	30,777
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	30,000	29,803

9

JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	95,000	95,741
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,787
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	50,000	53,143
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	10,000	12,863
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	29,950
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	14,932
Morgan Stanley Senior Notes 2.65% due 01/27/2020	15,000	15,068
Morgan Stanley Senior Notes 3.13% due 07/27/2026	25,000	24,658
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	105,966
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	40,938
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,619
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	20,941
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,048
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	107,218
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	101,095
		2,014,919
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	20,000	19,836
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	14,954
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	55,000	58,361
		93,151
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,474
Electric-Integrated — 0.8%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	8,150
AES Corp. Senior Notes 5.50% due 03/15/2024	45,000	46,800
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,524
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	35,000	34,612
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	48,358
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,977
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,466
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	46,109
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,445
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	30,000	29,973
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	63,022
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,814
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,849
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,005
		474,104
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,816
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	118,984

10

Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	39,775
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	27,568
		186,327
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,738
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	45,000	45,322
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	21,298
		66,620
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	47,925
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	50,000	50,200
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(9)	19,000	874
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(9)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(9)	26,000	3
		51,079
Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	41,199
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	158,789
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,312
		230,300
Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,716
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,892
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,150
		31,150
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,756
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,332
		46,088
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	35,000	36,925
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	30,000	25,575
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,600
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	20,000	21,225
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,900
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	80,223
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,919
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	5,000	5,114
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,338

11

Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,872
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,731
		91,974
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,684
Anthem, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,033
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,488
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	45,000	45,870
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,475
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,971
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,812
		230,333
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	22,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	35,000	35,350
		62,350
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,983
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	88,496
		118,479
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	64,568
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	50,000	51,049
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,985
		128,602
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	41,200
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	50,462
Xerox Corp. Senior Notes 3.63% due 03/15/2023	60,000	58,531
		108,993
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	45,000	44,814
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	20,000	19,930
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,431
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,926
Apache Corp. Senior Notes 4.25% due 01/15/2044	5,000	4,844
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,065
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	60,000	59,232
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,100
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,300
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,728
Hess Corp. Senior Notes 4.30% due 04/01/2027	35,000	35,086
Hess Corp. Senior Notes 5.60% due 02/15/2041	5,000	5,392
Hess Corp. Senior Notes 5.80% due 04/01/2047	5,000	5,564

12

Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	27,626
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	53,045
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,003
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,903
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	30,000	31,352
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	30,675
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,281
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,931
		449,228
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	10,000	10,024
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	40,000	40,163
		50,187
Pipelines — 0.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	5,000	4,991
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	30,000	30,257
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,938
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,194
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	25,000	24,848
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	50,000	54,720
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	35,848
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,487
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,911
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	5,000	5,002
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,205
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,177
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,584
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	5,000	4,969
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	75,000	75,506
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,712
		372,349
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	15,000	14,845
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	5,000	5,106
		19,951
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	21,200
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	26,313
		47,513
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	38,479

13

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	94,000	94,392
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,269
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	40,113
		143,774
Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,188
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,113
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	70,000	70,359
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	70,000	70,468
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	62,000	61,827
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	25,000	24,852
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	63,573
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	100,000	101,246
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,864
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	30,839
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	50,952
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	20,000	20,977
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	20,000	19,693
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	39,000	37,652
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	31,249
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	5,000	5,498
		605,049
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,846
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	50,000	49,725
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	35,000	36,754
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	70,000	69,860
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	46,000	46,740
		222,925
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	75,000	74,927
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,428
		109,355
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,455
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	16,797
		44,252
Total U.S. Corporate Bonds & Notes (cost $8,804,102)		8,977,795
FOREIGN CORPORATE BONDS & NOTES — 2.6%
Banks-Commercial — 0.2%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	94,387
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,382
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	5,196
		40,578

14

Consulting Services — 0.3%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000		204,740
Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	55,000		54,731
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000		200,402
			255,133
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,642
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		49,213
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	40,000		34,832
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000		31,500
			115,545
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	40,000		40,642
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	40,000		40,722
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000		25,134
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000		35,195
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		30,656
			172,349
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000		81,095
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		12,262
			93,357
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000		10,207
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000		31,220
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,832
			72,259
Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	5,000		4,988
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000		5,987
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	13,000		11,960
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027*	15,000		16,395
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	70,000		73,070
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	34,000		35,491
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000		44,975
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	83,847
			276,713
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		20,084
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000		42,300
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		57,563
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000		21,550
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000		45,220

15

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	36,441
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	40,000	39,540
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	22,100
		61,640
Total Foreign Corporate Bonds & Notes (cost $1,620,602)		1,624,501
MUNICIPAL BONDS & NOTES — 1.2%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	30,000	29,584
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	14,295
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	122,030
City of Chicago IL General Obligation Bonds Series B 7.38% due 01/01/2033	45,000	52,064
City of Chicago, IL General Obligation Bonds Series B 7.05% due 01/01/2029	50,000	55,260
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,409
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(10)	300,000	111,750
State of California General Obligation Bonds 7.35% due 11/01/2039	45,000	67,532
State of California General Obligation Bonds 7.63% due 03/01/2040	85,000	132,978
State of Illinois General Obligation Bonds 5.16% due 02/01/2018	10,000	10,022
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,406
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	120,000	120,653
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	25,000	25,779
Total Municipal Bonds & Notes (cost $792,607)		778,762
U.S. GOVERNMENT AGENCIES — 21.2%
Federal Home Loan Mtg. Corp. — 6.0%
2.50% due 01/01/2028	12,408	12,472
2.50% due 04/01/2028	31,264	31,416
3.00% due 08/01/2027	44,651	45,510
3.00% due 10/01/2042	32,344	32,526
3.00% due 11/01/2042	16,426	16,516
3.00% due 08/01/2043	276,463	277,840
3.00% due 04/01/2046	182,859	183,112
3.00% due January TBA	200,000	199,969
3.50% due 03/01/2042	11,518	11,887
3.50% due 08/01/2042	65,458	67,548
3.50% due 09/01/2043	48,431	50,049
3.50% due January TBA	800,000	821,542
4.00% due 03/01/2023	3,857	3,970
4.00% due 09/01/2040	6,105	6,409
4.00% due 10/01/2043	66,568	69,781
4.00% due January TBA	900,000	941,133
4.50% due 01/01/2039	2,169	2,309
5.00% due 12/01/2020	3,741	3,877
5.00% due 05/01/2021	37,586	38,682
5.00% due 07/01/2021	11,214	11,435
5.00% due 05/01/2034	30,878	33,549
5.50% due 05/01/2037	6,388	7,051
5.50% due 06/01/2037	3,556	3,948
6.00% due 08/01/2036	3,854	4,305
6.50% due 05/01/2029	1,738	1,934
6.50% due 07/01/2035	2,003	2,231
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	80,000	80,236
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	35,000	34,682
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	70,000	69,289
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	25,000	23,775
Series 2017-K69, Class B 3.73% due 10/25/2049*(5)(6)	35,000	34,416
Series 2017-K69, Class C 3.73% due 10/25/2049*(5)(6)	10,000	9,531
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	60,000	59,198

16

Series 2017-K71, Class C 3.75% due 11/25/2050*(5)(6)	20,000	18,614
Series 2017-K68, Class B 3.84% due 08/25/2027*(5)(6)	25,000	24,825
Series 2017-K725, Class B 3.88% due 02/25/2024*(5)(6)	30,000	30,537
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	25,000	25,124
Series 2017-K726, Class B 3.97% due 07/25/2049*(5)(6)	50,000	50,494
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	20,000	20,225
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)(6)	70,000	70,661
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	40,000	40,974
Series 2017-K65, Class B 4.07% due 05/25/2027*(5)(6)	45,000	46,241
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	90,000	95,174
Federal Home Loan Mtg. Corp. FRS 2.86% (6 ML+1.54%) due 02/01/2037	3,451	3,560
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	374,235	17,807
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	79,000	81,380
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	7,230	7,120
Series 1577, Class PK 6.50% due 09/15/2023(3)	3,662	3,891
Series 1226, Class Z 7.75% due 03/15/2022(3)	410	442
		3,729,197
Federal National Mtg. Assoc. — 9.4%
2.50% due 04/01/2028	50,495	50,732
2.50% due 02/01/2043	72,782	70,573
2.50% due 03/01/2043	140,571	136,310
2.64% due 03/01/2027	37,953	37,487
2.66% due 03/01/2027	410,000	404,532
2.78% due 03/01/2027	78,000	77,744
2.88% due 11/01/2027	160,000	159,845
3.00% due 07/01/2027	110,000	111,021
3.00% due 10/01/2027	19,021	19,427
3.00% due 12/01/2027	11,589	11,830
3.00% due 01/01/2028	27,813	28,391
3.00% due January TBA	900,000	916,699
3.16% due 08/01/2027	150,000	153,533
3.50% due January TBA	1,300,000	1,334,734
4.00% due 11/01/2025	6,633	6,939
4.00% due 09/01/2040	4,437	4,663
4.00% due 12/01/2040	87,148	91,563
4.00% due 11/01/2041	8,022	8,424
4.00% due 01/01/2042	22,395	23,499
4.00% due 12/01/2043	24,688	26,172
4.00% due January TBA	500,000	522,869
4.50% due 01/01/2039	5,904	6,289
4.50% due 09/01/2039	14,563	15,553
4.50% due 09/01/2040	29,772	31,916
4.50% due 05/01/2041	13,717	14,699
4.50% due January TBA	800,000	851,125
5.00% due 03/01/2018	289	294
5.00% due 06/01/2019	1,185	1,206
5.00% due 05/01/2035	321	349
5.00% due 07/01/2040	22,226	23,978
5.00% due January TBA	300,000	322,436
5.50% due 10/01/2021	6,361	6,600
5.50% due 06/01/2022	2,447	2,527
5.50% due 12/01/2029	4,510	4,937
5.50% due 05/01/2034	16,967	18,792
5.50% due 08/01/2037	24,258	26,833
5.50% due 06/01/2038	5,649	6,241
6.00% due 06/01/2026	13,933	15,565
6.00% due 04/01/2027	70,927	79,237
6.00% due 12/01/2033	21,562	24,499
6.00% due 05/01/2034	14,462	16,412
6.50% due 06/01/2035	37,778	41,875
6.50% due 10/01/2037	3,392	3,760
7.00% due 06/01/2037	14,749	16,696
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 4.88% (1 ML+3.55%) due 07/25/2029	35,000	38,036
Series 2016-C07, Class 2M2 5.90% (1 ML+4.35%) due 05/25/2029	70,143	77,754
Federal National Mtg. Assoc. FRS
3.30% (12 ML+1.57%) due 05/01/2037	5,563	5,818
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	5,828	6,095
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(3)	9,842	9,729
		5,866,238
Government National Mtg. Assoc. — 5.8%
3.00% due January TBA	700,000	706,344
3.50% due January TBA	1,500,000	1,550,625
4.00% due 09/15/2040	16,224	17,021
4.00% due 11/15/2040	68,221	71,574
4.00% due January TBA	1,000,000	1,042,422
4.50% due 02/15/2039	7,149	7,531
4.50% due 08/15/2041	140,286	148,841
5.50% due 05/15/2036	7,605	8,341

17

6.00% due 09/15/2032	10,451	12,014
6.00% due 12/15/2033	35,863	41,226
7.00% due 07/15/2033	9,121	10,457
7.00% due 11/15/2033	10,050	11,664
8.00% due 11/15/2031	3,490	3,540
9.00% due 11/15/2021	112	119
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	116	128
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	7,589	8,640
3,640,487
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	25,000	25,003
Total U.S. Government Agencies (cost $13,239,314)	13,260,925
U.S. GOVERNMENT TREASURIES — 12.8%
United States Treasury Bonds — 2.4%
2.50% due 02/15/2045(12)	213,000	203,057
2.88% due 11/15/2046	228,000	233,887
3.00% due 11/15/2045	170,000	178,533
3.00% due 02/15/2047	108,000	113,582
3.00% due 05/15/2047	120,000	126,164
3.63% due 08/15/2043	100,000	116,711
3.63% due 02/15/2044	100,000	116,887
5.00% due 05/15/2037	324,000	444,247
1,533,068
United States Treasury Notes — 10.4%
0.25% due 01/15/2025 TIPS(11)(13)	1,155,987	1,145,755
0.38% due 07/15/2027 TIPS(11)	1,139,469	1,133,402
1.25% due 06/30/2019	305,000	302,296
1.25% due 10/31/2021	418,000	404,938
1.38% due 05/31/2021	880,000	860,200
1.63% due 03/15/2020	1,020,000	1,013,784
2.00% due 02/15/2023	240,000	237,534
2.00% due 06/30/2024	340,000	333,492
2.00% due 02/15/2025	720,000	703,828
2.63% due 11/15/2020	340,000	346,136
6,481,365
Total U.S. Government Treasuries (cost $8,061,988)	8,014,433
FOREIGN GOVERNMENT OBLIGATIONS — 1.4%
Sovereign — 1.4%
Abu Dhabi Government International Bond Senior Notes 2.50% due 10/11/2022*	200,000	196,000
Abu Dhabi Government International Bond Senior Notes 4.13% due 10/11/2047*	200,000	197,824
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	200,000	204,261
Sultanate of Oman Senior Bonds 5.38% due 03/08/2027*	200,000	201,749
United Mexican States Senior Notes 5.75% due 10/12/2049	54,000	57,510
Total Foreign Government Obligations (cost $850,855)	857,344
Total Long-Term Investment Securities (cost $64,853,902)	69,955,083

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Foreign Government Obligations — 1.8%
Government of Egypt Disc. Notes 17.41% due 10/16/2018	EGP	900,000	44,380
Government of Japan Disc. Notes (0.17)% due 01/15/2018	JPY	94,800,000	841,391
Republic of Argentina Bills 2.81% due 01/26/2018	24,977	24,928
Republic of Argentina Bills 3.06% due 06/15/2018	119,763	118,000
Republic of Argentina Bills 3.13% due 05/24/2018	35,783	35,333
Republic of Argentina Bills 3.30% due 04/27/2018	65,521	64,853
1,128,885
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc Notes 0.76% due 01/02/2018	100,000	100,000
Total Short-Term Investment Securities (cost $1,228,250)	1,228,885
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(16)	130,000	130,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	145,000	145,000
BNP Paribas SA Joint Repurchase Agreement(16)	260,000	260,000
Deutsche Bank AG Joint Repurchase Agreement(16)	95,000	95,000
RBS Securities, Inc. Joint Repurchase Agreement(16)	230,000	230,000
Total Repurchase Agreements (cost $860,000)	860,000

18

TOTAL INVESTMENTS (cost $66,942,152)	115.3%	72,043,968
Liabilities in excess of other assets	(15.3)	(9,541,850)
NET ASSETS	100.0%	$62,502,118

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Multi-Managed Income/Equity Portfolio to the “SA Multi-Managed Income/Equity Portfolio”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $15,661,752 representing 25.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.
(9)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $608,831 representing 1.0% of net assets.
(10)	Bond in default of principal and interest
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$8,456	$845.64	0.01%

(16)	See Note 2 for details of Joint Repurchase Agreements.

ARS —  Argentine Peso

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

EGP —  Egyptian Pound

EUR —  Euro Dollar

JPY — Japanese Yen

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
3	Short	Australia 10 Year Bonds	March 2018	$301,890	$302,327	$(437)
2	Short	Canada 10 Year Bonds	March 2018	217,606	214,447	3,159
6	Short	Long Gilt Future	March 2018	1,007,509	1,013,909	(6,400)
17	Short	U.S. Treasury 10 Year Notes	March 2018	2,120,896	2,108,797	12,099
1	Short	U.S. Treasury 10 Year Ultra Bonds	March 2018	134,258	133,562	696
6	Long	U.S. Treasury 2 Year Notes	March 2018	1,287,578	1,284,656	(2,922)
48	Long	U.S. Treasury 5 Year Notes	March 2018	5,599,627	5,575,875	(23,752)
11	Long	U.S. Treasury Ultra Bonds	March 2018	1,834,664	1,844,219	9,555
						$(8,002)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

19

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	105,000	USD	124,459	01/31/2018	$—	$(1,728)

Citibank N.A.	EUR	104,000	USD	123,727	01/31/2018	—	(1,259)
	JPY	94,800,000	USD	845,244	01/16/2018	3,424	—
						3,424	(1,259)
Goldman Sachs International	EGP	220,000	USD	11,323	03/06/2018	—	(844)
	EGP	325,000	USD	16,633	03/29/2018	—	(1,254)
	USD	2,316	EGP	44,000	03/06/2018	118	—
	USD	2,902	EGP	55,000	03/06/2018	139	—
	USD	6,619	EGP	121,000	03/06/2018	72	—
	USD	17,682	EGP	325,000	03/29/2018	205	—
						534	(2,098)
Net Unrealized Appreciation (Depreciation)						$3,958	$(5,085)

EGP — Egyptian Pound

EUR — Euro Currency

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.63%/Annually	$—	$8,392
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,909)	(9,471)
						$(1,079)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$8,456	$8,456
Other Industries	19,938,203	—	—	19,938,203
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	2	2
Other Industries	—	918,012	—	918,012
Asset Backed Securities:
Diversified Financial Services	—	15,217,140	359,510	15,576,650
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	51,074	5	51,079
Other Industries	—	8,926,716	—	8,926,716
Foreign Corporate Bonds & Notes	—	1,624,501	—	1,624,501
Municipal Bond & Notes	—	778,762	—	778,762
U.S. Government Agencies	—	13,260,925	—	13,260,925
U.S. Government Treasuries	—	8,014,433	—	8,014,433
Foreign Government Obligations	—	857,344	—	857,344
Short-Term Investment Securities	—	1,228,885	—	1,228,885
Repurchase Agreements	—	860,000	—	860,000
Total Investments at Value	$19,938,203	$51,737,792	$367,973	$72,043,968

Other Financial Instruments:†
Futures Contracts	$25,509	$—	$—	$25,509
Forward Foreign Currency Contracts	—	3,958	—	3,958
Centrally Cleared Interest Rate Swap Contracts	—	8,392	—	8,392
Total Other Financial Instruments	$25,509	$12,350	$—	$37,859

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$33,511	$—	$—	$33,511
Forward Foreign Currency Contracts	—	5,085	—	5,085
Centrally Cleared Interest Rate Swap Contracts	—	9,471	—	9,471
Total Other Financial Instruments	$33,511	$14,556	$—	$48,067

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(11)	Value (Note 1)
COMMON STOCKS — 16.5%
Aerospace/Defense — 0.4%
General Dynamics Corp.	564	$114,746
Northrop Grumman Corp.	260	79,796
		194,542
Agricultural Chemicals — 0.1%
Monsanto Co.	368	42,975
Airlines — 0.2%
United Continental Holdings, Inc.†	1,271	85,665
Apparel Manufacturers — 0.1%
Carter’s, Inc.	359	42,179
Applications Software — 0.8%
Microsoft Corp.	3,387	289,724
salesforce.com, Inc.†	1,332	136,170
		425,894
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,337	83,629
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	1,263	107,140
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	3,312	151,955
Building Products-Cement — 0.2%
Vulcan Materials Co.	741	95,122
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	3,432	137,452
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	663	42,107
Coatings/Paint — 0.2%
Sherwin-Williams Co.	242	99,230
Commercial Services — 0.2%
CoStar Group, Inc.†	255	75,722
ServiceMaster Global Holdings, Inc.†	832	42,657
		118,379
Commercial Services-Finance — 0.1%
Vantiv, Inc., Class A†	458	33,686
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	1,229	51,397
Computer Services — 0.1%
Amdocs, Ltd.	719	47,080
Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	974	39,427
Computers — 0.9%
Apple, Inc.	2,668	451,506
Consulting Services — 0.2%
Gartner, Inc.†	389	47,905
Verisk Analytics, Inc.†	504	48,384
		96,289
Containers-Metal/Glass — 0.1%
Ball Corp.	1,789	67,714
Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	1,750	86,275
Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	689	87,668
Cruise Lines — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	345	18,371
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc.	381	72,344
Distribution/Wholesale — 0.1%
Fastenal Co.	1,111	60,761
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,017	62,322
Illinois Tool Works, Inc.	752	125,471
		187,793
Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,149	65,941
E-Commerce/Products — 0.7%
Amazon.com, Inc.†	292	341,485
Wayfair, Inc., Class A†	345	27,693
		369,178
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	58	100,789
Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,226	88,848
Electronic Components-Misc. — 0.2%
Flex, Ltd.†	5,041	90,688
Electronic Components-Semiconductors — 0.7%
Broadcom, Ltd.	537	137,956
Microchip Technology, Inc.	1,081	94,998
Texas Instruments, Inc.	1,416	147,887
		380,841
Electronic Connectors — 0.1%
Amphenol Corp., Class A	893	78,405
Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,092	191,362
Enterprise Software/Service — 0.3%
Tyler Technologies, Inc.†	518	91,712
Ultimate Software Group, Inc.†	295	64,378
		156,090
Entertainment Software — 0.3%
Activision Blizzard, Inc.	2,115	133,922
Finance-Consumer Loans — 0.1%
Synchrony Financial	1,109	42,818
Finance-Credit Card — 0.7%
Mastercard, Inc., Class A	1,102	166,799
Visa, Inc., Class A	1,815	206,946
		373,745
Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	1,483	75,826
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	855	60,329
Food-Catering — 0.1%
Aramark	1,180	50,433
Food-Confectionery — 0.1%
Hershey Co.	561	63,679
Independent Power Producers — 0.1%
NRG Energy, Inc.	1,329	37,850

1

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	742	121,747
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	1,700	86,887
Insurance-Property/Casualty — 0.2%
Progressive Corp.	1,497	84,311
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	1,363	240,515
Medical Information Systems — 0.1%
athenahealth, Inc.†	416	55,345
Medical Instruments — 0.1%
Boston Scientific Corp.†	3,035	75,238
Medical-Biomedical/Gene — 0.8%
AnaptysBio, Inc.†	191	19,238
Biogen, Inc.†	346	110,225
Celgene Corp.†	964	100,603
Insmed, Inc.†	842	26,254
Puma Biotechnology, Inc.†	710	70,183
Regeneron Pharmaceuticals, Inc.†	192	72,184
		398,687
Medical-Drugs — 0.3%
Allergan PLC	276	45,148
Eli Lilly & Co.	1,452	122,636
		167,784
Medical-HMO — 0.4%
Aetna, Inc.	530	95,607
Humana, Inc.	373	92,530
		188,137
Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	642	72,771
Multimedia — 0.2%
Walt Disney Co.	1,109	119,229
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.	719	38,567
Real Estate Investment Trusts — 0.3%
American Tower Corp.	1,042	148,662
Invitation Homes, Inc.	1,151	27,129
		175,791
Retail-Apparel/Shoe — 0.1%
L Brands, Inc.	492	29,628
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	50	35,568
Retail-Building Products — 0.2%
Home Depot, Inc.	662	125,469
Retail-Discount — 0.1%
Costco Wholesale Corp.	413	76,868
Retail-Gardening Products — 0.1%
Tractor Supply Co.	833	62,267
Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	769	49,577
McDonald’s Corp.	826	142,171
Starbucks Corp.	1,985	113,999
		305,747
Television — 0.0%
ION Media Networks, Inc. †(1)(8)(13)	4	3,383
Tobacco — 0.2%
Altria Group, Inc.	1,747	124,753
Transport-Rail — 0.3%
CSX Corp.	2,533	139,340
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	464	485,530
Total Common Stocks (cost $6,472,863)		8,500,886
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Diversified Banking Institutions — 1.5%
Credit Agricole SA 8.13% due 12/23/2025(2)	$200,000	239,843
Credit Suisse Group AG 6.25% due 12/18/2024(2)	275,000	298,031
Societe Generale SA 8.25% due 11/29/2018(2)	225,000	235,406
		773,280
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)(8)	8,000	1
Total Preferred Securities/Capital Securities (cost $699,461)		773,281
ASSET BACKED SECURITIES — 29.7%
Diversified Financial Services — 29.7%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 1.72% (1 ML+0.17%) due 01/25/2037(3)	51,002	49,645
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	7,004
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.62% (3 ML+1.25%) due 07/25/2029*(4)	250,000	251,761
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(3)(5)	48,715	48,383
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(3)(5)	56,505	56,006
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)(5)	31,881	31,661
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 2.90% (1 ML+1.58%) due 10/25/2034(8)	3,645	3,645

2

Atrium XII FRS Series 12A, Class AR 2.20% (3 ML+0.83%) due 04/22/2027*(4)	250,000	249,874
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 2.47% (3 ML+1.12%) due 01/18/2025*(4)	250,000	250,697
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(5)(6)(7)	999,685	59,746
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(6)	115,000	118,114
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(6)	124,000	127,778
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	98,379	100,363
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(5)	88,982	90,209
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(5)	90,629	91,887
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(5)	88,245	90,886
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(16)	102,236	101,940
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(16)	104,707	104,510
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	143,661	146,456
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	108,127	111,330
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 2.33% (1 ML+0.85%) due 08/15/2036*(6)	153,000	153,143
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 3.46% due 02/25/2036(3)(5)	142,798	141,554
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	14,500	14,453
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1AR 2.46% (3 ML+1.10%) due 10/15/2030*(4)	250,000	249,875
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class A1R 2.56% (3 ML+1.20%) due 10/15/2026*(4)	250,000	251,871
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 2.84% (3 ML+1.47%) due 04/27/2027*(4)	250,000	249,974
CarMax Auto Owner Trust Series 2014-2, Class D 2.58% due 11/16/2020	40,000	40,083
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3 ML+1.23%) due 10/17/2029*(4)	250,000	250,799
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.47% (3 ML+1.10%) due 01/25/2026*(4)	250,000	250,931
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.65% (3 ML+1.20%) due 05/24/2026*(4)	250,000	251,211
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	28,575	28,529
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	138,315	138,743
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(6)	120,000	125,478
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	79,561
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 3.25% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	75,716	73,666
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*(8)	100,000	100,002
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(3)(5)	66,528	66,571
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(6)	110,000	111,319

3

Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	79,290
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	160,766
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(6)	155,059	160,104
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	149,000	157,162
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	54,710	49,387
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.85% due 06/15/2057(5)(6)(7)	1,222,060	55,006
CSAIL Commercial Mtg. Trust Series 2015-C4, Class A4 3.81% due 11/15/2048(6)	125,000	130,679
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(3)(5)	52,748	53,341
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(3)(5)	94,899	94,894
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)(5)	79,212	78,329
Deephaven Residential Mtg. Trust VRS Series 2017-1A, Class 1A 2.73% due 12/26/2046*(3)(5)	64,600	64,272
Dryden Senior Loan Fund FRS Series 2014-31A, Class AR 2.43% (3 ML+1.08%) due 04/18/2026*(4)	250,000	250,751
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 3.33% due 05/25/2035(3)(5)	119,463	119,633
First Investors Auto Owner Trust Series 2014-3A, Class B 2.39% due 11/16/2020*	190,000	190,166
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	2,787	2,787
Galaxy CLO, Ltd. FRS Series 2015-19A, Class A1R 2.58% (3 ML+1.22%) due 07/24/2030*(4)	250,000	251,903
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	159,444
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	45,934
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	103,109
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(6)	145,000	151,899
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	140,000	148,085
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 3.51% due 04/25/2036(3)(5)	10,735	9,540
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 3.54% due 03/25/2047(3)(5)	28,356	26,121
Honor Automobile Trust Securitization Series 2016-1A, Class A 2.94% due 11/15/2019*	38,863	38,975
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.09% (1 ML+0.54%) due 05/25/2035(3)	78,258	78,435
JPMBB Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	21,358	21,330
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	64,000	67,074
JPMDB Commercial Mtg. Securities Trust Series 2017-C7, Class A5 3.41% due 10/15/2050(6)	125,000	128,187
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)(6)	25,993	26,037
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*(8)	100,000	99,767
LSTAR Securities Investment, Ltd. FRS Series 2017-8, Class A 2.89% (1 ML+1.65%) due 11/01/2022*(3)	98,779	98,657
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 2.99% (1 ML+1.75%) due 09/01/2022*(3)	78,817	78,866

4

LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 2.99% (1 ML+1.75%) due 10/01/2022*(3)	124,836	124,264
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.24% (1 ML+2.00%) due 02/01/2022*(3)	46,670	46,722
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.24% (1 ML+2.00%) due 04/01/2022*(3)	61,043	61,113
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(4)	250,000	250,288
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.87% (3 ML+1.50%) due 07/25/2026*(4)	250,000	251,067
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*(8)	93,571	93,533
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.04% due 02/25/2035(3)(5)	19,082	19,471
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 3.50% due 12/25/2034(3)(5)	36,462	37,161
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(16)	105,406	105,237
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(5)(6)(7)	350,893	16,593
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,537
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(5)(6)(7)	129,557	12,269
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(6)	105,000	107,494
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(6)	123,000	127,021
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	35,655	30,007
MortgageIT Trust FRS Series 2005-4, Class A1 1.89% (1 ML+0.28%) due 10/25/2035(3)	160,105	158,044
New Residential Advance Receivables Trust Series 2016-T2, Class AT2 2.58% due 10/15/2049*	115,000	113,902
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	100,094
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 2.83% (1 ML+1.50%) due 06/25/2057*(3)	137,323	140,679
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(3)(5)	99,316	101,529
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(3)(5)	89,333	91,280
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	174,621	179,812
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(3)(5)	175,350	181,242
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	136,756	140,830
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	112,793	116,268
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(5)	142,999	146,748
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	13,402	13,447
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*(1)	110,000	109,510
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.49% (3 ML+1.13%) due 07/20/2026*(4)	250,000	251,238
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.20% (3 ML+0.85%) due 04/17/2027*(4)	215,000	215,005
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	136,771
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	170,000	172,196

5

Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 1.65% (1 ML+0.10%) due 02/25/2037(8)	47,548	34,488
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.83% (3 ML+1.45%) due 04/30/2027*(4)	250,000	250,738
Prosper Marketplace Issuance Trust Series 2017-3A, Class A 2.36% due 11/15/2023*	93,592	93,625
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	1,843	1,841
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 1.68% (1 ML+0.13%) due 05/25/2037(8)	116,380	89,781
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	81,701	81,433
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*(8)	49,809	50,598
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.58% (1 ML+0.25%) due 11/25/2036(8)	195,000	170,591
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	143,768
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	100,000	100,147
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.15% (1 ML+0.60%) due 02/25/2057*	128,959	129,117
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	85,199	84,385
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	71,562	71,541
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	180,947	180,715
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(5)	87,304	87,238
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	121,675	121,170
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	92,608	92,457
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.73% (3 ML+1.37%) due 04/20/2027*(4)	250,000	251,933
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(5)(16)	100,000	99,724
Vericrest Opportunity Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)(16)	144,386	144,316
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*(5)(16)	67,636	67,755
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(5)(16)	100,000	99,849
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 2.33% (3 ML+0.90%) due 01/18/2029*(4)	250,000	250,000
Voya CLO, Ltd. FRS Series 2014-4A, Class A2AR 2.81% (3 ML+1.45%) due 10/14/2026*(4)	250,000	250,349
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.17% due 09/15/2057(5)(6)(7)	984,626	54,022
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	80,000	83,885
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(5)(6)	10,000	8,883
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 3.28% due 03/25/2035(3)(5)	73,047	73,851
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 3.63% due 10/25/2036(3)(5)	43,293	42,631
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 3.68% due 11/25/2034(3)(5)	1,501	1,515
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 3.72% due 01/25/2035(3)(5)	104,957	105,414
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(8)	50,000	50,035

6

Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	84,282
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.82% due 02/15/2044*(5)(6)(7)	512,797	11,161
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	145,000	153,545
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	137,893
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	63,824
Total Asset Backed Securities (cost $15,166,919)		15,345,460
U.S. CORPORATE BONDS & NOTES — 17.5%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	45,000	47,106
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	35,000	35,605
Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	5,000	5,157
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	45,000	46,913
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	35,000	37,359
		89,429
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	40,000	43,528
General Motors Co. Senior Notes 5.40% due 04/01/2048	25,000	27,268
General Motors Co. Senior Notes 6.75% due 04/01/2046	55,000	69,249
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	41,180
		181,225
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	50,000	50,043
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	75,000	75,903
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	29,433
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	24,504
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	130,976
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	90,000	91,751
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	25,000	26,366
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	70,000	79,225
		382,255
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	45,000	44,522
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	10,000	9,951
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	5,000	5,484
		59,957
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	35,000	36,119
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	35,000	39,135
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	43,766
		119,020
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	36,000	36,520
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,002

7

Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	15,000	16,275
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	19,000	19,264
		88,061
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	45,000	48,037
Building Products-Cement — 0.0%
Eagle Materials, Inc. Company Guar. Notes 4.50% due 08/01/2026	15,000	15,638
Building-Heavy Construction — 0.6%
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/11/2044*	100,000	100,240
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	84,613
SBA Tower Trust Mtg. Notes 3.60% due 04/09/2043*	120,000	119,944
		304,797
Building-Residential/Commercial — 0.1%
Meritage Homes Corp. Company Guar. Notes 6.00% due 06/01/2025	30,000	32,100
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,625
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,350
		69,075
Cable/Satellite TV — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	25,000	25,466
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	80,000	85,055
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	55,000	64,126
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	20,000	18,923
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	30,000	32,699
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	40,000	39,395
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	40,000	40,079
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,780
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	45,000	47,250
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	46,911
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,824
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	40,000	40,887
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	105,000	111,954
		605,349
Cellular Telecom — 0.1%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	5,000	5,350
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	35,000	35,613
		40,963
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	15,000	15,083
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022	20,000	19,000
Computers — 0.3%
Apple, Inc. Senior Notes 3.00% due 02/09/2024	5,000	5,063
Apple, Inc. Senior Notes 3.35% due 02/09/2027	20,000	20,487
Apple, Inc. Senior Notes 3.45% due 02/09/2045	45,000	43,917

8

Apple, Inc. Senior Notes 3.85% due 08/04/2046	10,000	10,422
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	5,000	6,443
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	65,000	68,623
		154,955
Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 5.00% due 01/15/2024*	25,000	25,719
Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	9,717
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	45,000	45,278
		54,995
Diversified Banking Institutions — 4.1%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	85,000	86,224
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	76,979
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	45,000	46,992
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	30,000	33,809
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	113,399
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	100,000	101,528
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,919
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	80,000	81,231
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	24,733
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	49,609
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	20,094
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	95,000	100,577
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	7,967
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	70,000	68,939
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	20,000	20,027
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	40,000	40,200
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	40,000	40,296
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	34,900
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	34,756
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	60,950
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	95,000	110,166
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	19,118
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	74,118
JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	30,000	30,777
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	75,000	74,508
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	50,390
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,358
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	55,000	58,457
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	19,294

9

JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	110,000	110,153
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	24,958
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	39,818
Morgan Stanley Senior Notes 3.13% due 07/27/2026	11,000	10,850
Morgan Stanley Senior Notes 3.59% due 07/22/2028	105,000	105,966
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,352
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	40,619
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	52,352
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,096
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	107,218
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	101,095
		2,110,792
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	20,000	19,836
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	15,000	14,954
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	55,000	58,361
		93,151
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	5,000	5,474
Electric-Integrated — 0.9%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	3,056
AES Corp. Senior Notes 5.50% due 03/15/2024	45,000	46,800
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	30,000	29,524
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	35,000	34,612
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	50,000	48,358
Exelon Corp. Senior Notes 2.45% due 04/15/2021	5,000	4,977
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,466
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	45,000	46,109
FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	10,000	10,445
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	30,000	29,973
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	50,000	63,022
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,814
Southern Co. Senior Notes 1.85% due 07/01/2019	25,000	24,849
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,005
		469,010
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	10,000	11,816
Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	120,000	118,984
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	40,000	39,775
Intel Corp. Senior Notes 4.10% due 05/19/2046	25,000	27,568
		186,327
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,738

10

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	45,000	45,322
Oracle Corp. Senior Notes 4.00% due 11/15/2047	20,000	21,298
		66,620
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	45,000	47,925
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Company Guar. Notes 7.25% due 02/01/2018	10,000	10,040
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†(8)	10,000	460
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(8)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(8)	11,000	1
		10,502
Finance-Other Services — 0.4%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	40,000	41,199
GTP Acquisition Partners I LLC Series 2015-2, Class A 3.48% due 06/15/2050*	160,000	158,789
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	30,000	30,312
		230,300
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	30,000	29,716
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	40,000	39,892
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	25,000	26,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	5,000	5,150
		31,150
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,454
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,332
		35,786
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	40,000	42,200
Insurance-Multi-line — 0.0%
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	30,000	25,575
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,600
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.
Company Guar. Notes
5.38% due 03/01/2025	20,000	21,225
Medical Information Systems — 0.1%
Quintiles IMS, Inc. Company Guar. Notes 4.88% due 05/15/2023*	30,000	30,900
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	80,223
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	29,919
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	6,000	6,136
Celgene Corp. Senior Notes 4.63% due 05/15/2044	20,000	21,339
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	10,000	9,872
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,731
		92,997
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	20,000	19,684
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	60,000	61,160

11

Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,475
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,671
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	55,000	57,971
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	10,000	11,812
		216,773
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	22,500
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	5,000	4,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023	35,000	35,350
		62,350
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	30,000	29,983
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	90,000	88,496
		118,479
Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	50,000	64,568
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	50,000	51,049
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	12,985
		128,602
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	40,000	41,200
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	55,000	50,462
Xerox Corp. Senior Notes 3.63% due 03/15/2023	60,000	58,531
		108,993
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	55,000	54,772
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	15,000	14,948
Anadarko Petroleum Corp. Senior Notes 6.60% due 03/15/2046	5,000	6,431
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	15,926
Apache Corp. Senior Notes 4.25% due 01/15/2044	10,000	9,688
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	5,000	5,065
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	60,000	59,232
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,100
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	20,000	20,300
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	10,000	13,728
Hess Corp. Senior Notes 4.30% due 04/01/2027	40,000	40,098
Hess Corp. Senior Notes 5.60% due 02/15/2041	5,000	5,392
Hess Corp. Senior Notes 6.00% due 01/15/2040	25,000	27,626
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	45,000	53,045
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	20,000	20,003
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	10,000	9,903
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	30,000	31,352
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	30,000	30,675
SM Energy Co. Senior Notes 6.13% due 11/15/2022	15,000	15,281

12

WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	20,000	19,931
		458,496
Oil Refining & Marketing — 0.1%
Andeavor Senior Notes 3.80% due 04/01/2028	10,000	10,024
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	45,000	45,183
		55,207
Pipelines — 0.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	5,000	4,991
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	30,000	30,257
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	10,000	9,938
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	5,194
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	5,000	5,316
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	25,000	24,848
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	50,000	54,720
MPLX LP Senior Notes 4.13% due 03/01/2027	35,000	35,848
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,487
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	10,000	9,911
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	5,000	5,002
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	15,000	15,205
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	15,000	15,177
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	30,000	30,584
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	5,000	4,934
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	5,000	4,969
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	50,000	50,338
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,712
		357,431
Real Estate Investment Trusts — 0.0%
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	10,000	9,896
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	10,000	10,213
		20,109
Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	21,200
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	25,000	26,313
		47,513
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	40,000	38,479
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	84,000	84,350
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	23,000	23,687
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	40,113
		148,150
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	30,000	30,188

13

Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	15,000	15,113
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 3.40% due 08/14/2024	75,000	75,385
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	90,000	90,601
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	41,000	40,886
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,768
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	30,000	29,822
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	65,000	63,573
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	85,000	86,060
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	15,000	15,864
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	14,000	13,927
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	61,142
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	15,733
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	25,000	24,616
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	41,000	39,583
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	30,000	31,249
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	16,495
		607,704
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	19,846
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	50,000	49,725
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	40,000	42,004
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	70,000	69,859
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	49,000	49,789
		231,223
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	80,000	79,922
Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	35,000	34,428
		114,350
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	25,000	27,455
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	15,000	16,797
		44,252
Total U.S. Corporate Bonds & Notes (cost $8,845,160)		9,029,746
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Banks-Commercial — 0.2%
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	95,000	94,387
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,382
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	5,196
		40,578
Consulting Services — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	204,740
Diversified Banking Institutions — 0.9%
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	55,000	54,731
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	200,000	200,402

14

UBS AG Senior Notes 2.45% due 12/01/2020*	200,000		199,397
			454,530
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000		14,642
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000		49,213
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	40,000		34,832
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	30,000		31,500
			115,545
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	40,000		40,642
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	40,000		40,722
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	25,000		25,134
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	35,000		35,195
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	30,000		30,656
			172,349
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	70,000		81,095
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		12,263
			93,358
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	10,000		10,207
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000		31,220
Encana Corp. Senior Notes 3.90% due 11/15/2021	30,000		30,832
			72,259
Oil Companies-Integrated — 0.5%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	5,000		4,988
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	5,000		5,987
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000		9,200
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	39,000		40,710
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	70,000		73,070
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000		44,975
YPF Sociedad Anonima SA Senior Notes 16.50% due 05/09/2022*	ARS	1,676,987	84,808
			263,738
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	20,000		20,084
Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	40,000		42,300
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	50,000		57,563
Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	20,000		21,550
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	45,000		45,220
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000		36,441
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	40,000		39,540

15

Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	22,100
		61,640
Total Foreign Corporate Bonds & Notes (cost $1,808,220)		1,810,924
MUNICIPAL BONDS & NOTES — 1.4%
Chicago Board of Education 5.48% due 12/01/2024	30,000	29,584
Chicago Board of Education 6.14% due 12/01/2039	15,000	14,295
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	90,000	122,030
City of Chicago, IL General Obligation Bonds 7.05% due 01/01/2029	45,000	49,734
City of Chicago IL Series B 7.38% due 01/01/2033	40,000	46,279
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	5,000	6,409
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(15)	250,000	93,125
State of California General Obligation Bonds 7.35% due 11/01/2039	35,000	52,525
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	70,812
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,985
State of California General Obligation Bonds 7.63% due 03/01/2040	35,000	54,756
State of Illinois General Obligation Bonds 5.16% due 02/01/2018	5,000	5,011
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	30,000	30,406
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	135,000	135,734
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	20,000	20,623
Total Municipal Bonds & Notes (cost $740,402)		739,308
U.S. GOVERNMENT AGENCIES — 26.8%
Federal Home Loan Mtg. Corp. — 6.4%
2.50% due 01/01/2028	7,090	7,127
2.50% due 04/01/2028	15,632	15,708
Federal Home Loan Mtg. Corp. FRS 2.86% (6 ML+1.49%) due 02/01/2037	1,639	1,691
Federal Home Loan Mtg. Corp.
3.00% due 08/01/2027	8,174	8,327
3.00% due 10/01/2042	18,091	18,193
3.00% due 11/01/2042	6,950	6,988
3.00% due 02/01/2043	30,281	30,456
3.00% due 08/01/2043	63,117	63,487
3.00% due 04/01/2045	389,046	389,434
3.00% due January TBA	100,000	99,984
3.50% due 02/01/2042	7,609	7,846
3.50% due 03/01/2042	4,607	4,755
3.50% due 09/01/2043	26,906	27,805
3.50% due January TBA	1,000,000	1,026,927
4.00% due 03/01/2023	1,928	1,985
4.00% due 10/01/2043	12,801	13,419
4.00% due January TBA	600,000	627,422
4.50% due 01/01/2039	982	1,046
5.00% due 12/01/2020	1,116	1,153
5.00% due 07/01/2021	5,713	5,975
5.00% due 05/01/2034	10,278	11,151
5.50% due 07/01/2034	6,838	7,579
5.50% due 07/01/2035	6,739	7,504
5.50% due 04/01/2037	2,387	2,641
5.50% due 05/01/2037	2,246	2,479
5.50% due 08/01/2037	13,629	15,159
6.00% due 08/01/2036	1,285	1,435
6.50% due 05/01/2029	2,323	2,585
6.50% due 11/01/2034	3,979	4,407
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.00% due 10/25/2047*(5)(6)	90,000	90,266
Series 2017-K728, Class B 3.65% due 09/25/2024*(5)(6)	35,000	34,682
Series 2017-K729,Class B 3.67% due 11/25/2049*(5)(6)	70,000	69,289
Series 2017-K729,Class C 3.67% due 11/25/2049*(5)(6)	25,000	23,775
Series 2017-K69, Class B 3.73% due 10/25/2049*(5)(6)	35,000	34,416
Series 2017-K69, Class C 3.73% due 10/25/2049*(5)(6)	10,000	9,531
Series 2017-K71, Class B 3.75% due 11/25/2050*(5)(6)	60,000	59,198
Series 2017-K71, Class C 3.75% due 11/25/2050*(5)(6)	20,000	18,614

16

Series 2017-K726, Class B 3.84% due 07/25/2049*(5)(6)	50,000	50,494
Series 2017-K725, Class B 3.88% due 02/25/2024*(5)(6)	30,000	30,537
Series 2017-K67, Class B 3.94% due 09/25/2049*(5)(6)	25,000	25,124
Series 2017-K68, Class B 3.98% due 08/25/2027*(5)(6)	25,000	24,825
Series 2017-K64, Class B 3.98% due 03/25/2027*(5)(6)	20,000	20,225
Series 2017-K66, Class B 4.03% due 07/25/2027*(5)(6)	40,000	40,974
Series 2012-K706, Class B 4.07% due 11/25/2044*(5)(6)	75,000	75,709
Series 2017-K65, Class B 4.21% due 05/25/2027*(5)(6)	45,000	46,241
Series 2010-K8, Class B 5.28% due 09/25/2043*(5)(6)	100,000	105,749
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K064, Class X1 0.61% due 03/25/2027(5)(6)(7)	379,225	18,045
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(6)	82,000	84,470
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	997	982
Series 1577, Class PK 6.50% due 09/15/2023(3)	5,860	6,226
Series 1226, Class Z 7.75% due 03/15/2022(3)	575	618
		3,284,658
Federal National Mtg. Assoc. — 12.5%
2.50% due 02/01/2043	145,563	141,145
2.50% due 03/01/2043	142,503	138,189
2.64% due 03/01/2027	37,953	37,487
2.66% due 03/01/2027	210,000	207,199
2.78% due 03/01/2027	76,000	75,750
2.88% due 11/01/2027	155,111	154,961
2.97% due 06/01/2027	133,840	135,202
3.00% due 07/01/2027	110,000	111,021
3.00% due 01/01/2028	10,430	10,647
3.00% due January TBA	1,025,000	1,044,019
3.16% due 08/01/2027	150,000	153,533
3.30% (12 ML+1.57%) due 05/01/2037 FRS	2,731	2,856
3.50% due January TBA	1,400,000	1,437,406
3.57% (12 ML+1.82%) due 10/01/2040 FRS	2,775	2,902
4.00% due 11/01/2040	60,550	63,621
4.00% due 11/01/2041	3,151	3,309
4.00% due 10/01/2043	56,320	58,983
4.00% due 11/01/2043	7,054	7,402
4.00% due 12/01/2043	36,730	38,939
4.00% due January TBA	700,000	732,017
4.50% due 01/01/2039	2,362	2,516
4.50% due 06/01/2039	30,826	32,930
4.50% due 05/01/2041	7,165	7,679
4.50% due January TBA	800,000	851,125
5.00% due 03/01/2018	108	110
5.00% due 06/01/2019	593	603
5.00% due 07/01/2040	22,046	23,789
5.50% due 06/01/2020	38,404	39,225
5.50% due 07/01/2020	5,792	5,879
5.50% due 03/01/2021	12,419	12,825
5.50% due 04/01/2021	11,059	11,368
5.50% due 06/01/2021	42,035	43,330
5.50% due 10/01/2021	21,285	21,942
5.50% due 12/01/2021	43,048	44,240
5.50% due 06/01/2022	43,096	44,349
5.50% due 12/01/2029	1,455	1,593
5.50% due 05/01/2034	3,368	3,730
5.50% due 08/01/2037	8,086	8,944
5.50% due 06/01/2038	678	749
5.50% due January TBA	200,000	219,147
6.00% due 06/01/2026	13,933	15,565
6.00% due 03/01/2027	18,616	20,796
6.00% due 12/01/2033	1,915	2,175
6.00% due 05/01/2034	8,225	9,334
6.00% due 08/01/2034	658	746
6.00% due 06/01/2040	4,119	4,647
6.00% due January TBA	300,000	335,520
6.50% due 11/01/2035	3,034	3,400
6.50% due 10/01/2037	1,928	2,137
7.00% due 06/01/2037	14,749	16,696
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 4.88% (1 ML+3.55%) due 07/25/2029(3)	35,000	38,036
Series 2016-C07, Class 2M2 5.68% (1 ML+4.35%) due 05/25/2029(3)	70,142	77,753
Federal National Mtg. Assoc. REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	6,788	6,710
		6,466,176
Government National Mtg. Assoc. — 7.9%
3.00% due January TBA	700,000	706,344
3.50% due January TBA	1,400,000	1,447,250

17

4.00% due 10/15/2040	20,613		21,846
4.00% due 02/15/2041	12,182		12,731
4.00% due 09/15/2041	15,061		15,803
4.00% due 10/15/2041	9,061		9,504
4.00% due January TBA	1,000,000		1,042,422
4.50% due 06/15/2041	170,216		181,218
5.00% due 01/15/2033	1,527		1,660
5.00% due 01/15/2040	48,446		53,246
5.00% due January TBA	300,000		322,436
5.50% due 04/15/2036	83,668		92,112
6.00% due 02/15/2033	16,358		18,288
6.50% due 07/15/2028	72,108		79,998
6.50% due 08/15/2028	4,661		5,171
6.50% due 09/15/2028	9,770		11,034
6.50% due 11/15/2028	12,405		13,762
7.00% due 01/15/2033	6,138		7,139
7.00% due 05/15/2033	8,673		10,057
7.00% due 11/15/2033	3,929		4,560
8.00% due 02/15/2030	1,294		1,348
9.00% due 11/15/2021	126		135
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(3)	250		274
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	2,783		3,168
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,888		2,202
			4,063,708
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	12,000		12,002
Total U.S. Government Agencies (cost $13,794,250)			13,826,544
U.S. GOVERNMENT TREASURIES — 17.1%
United States Treasury Bonds — 3.0%
2.50% due 02/15/2045(12)	150,000		142,998
2.88% due 11/15/2046	163,000		167,209
3.00% due 05/15/2045(9)	370,000		388,572
3.00% due 11/15/2045	202,000		212,139
3.63% due 08/15/2043	105,000		122,547
4.38% due 11/15/2039	130,000		167,268
5.00% due 05/15/2037	256,000		351,010
			1,551,743
United States Treasury Notes — 14.1%
0.25% due 01/15/2025 TIPS(10)	1,094,543		1,084,854
0.38% due 07/15/2027 TIPS(10)	1,149,553		1,143,433
1.38% due 05/31/2021	900,000		879,750
1.50% due 08/15/2026	103,000		95,830
1.88% due 02/28/2022	1,457,000		1,441,235
2.00% due 02/15/2023	230,000		227,637
2.00% due 02/15/2025	1,475,000		1,441,870
2.13% due 07/31/2024	665,000		657,103
2.25% due 02/15/2027	294,000		290,142
			7,261,854
Total U.S. Government Treasuries (cost $8,855,542)			8,813,597
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Abu Dhabi Government International Bond Senior Notes 2.50% due 10/11/2022*	200,000		196,000
Abu Dhabi Government International Bond Senior Notes 4.13% due 10/11/2047*	200,000		197,824
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	200,000		204,261
Sultanate of Oman Senior Notes 5.38% due 03/08/2027*	200,000		201,749
United Mexican States Senior Notes 5.75% due 10/12/2110	54,000		57,510
Total Foreign Government Obligations (cost $850,191)			857,344
Total Long-Term Investment Securities (cost $57,233,008)			59,697,090
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Foreign Government Obligations — 2.2%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	900,000	44,380
Government of Japan Bills (0.17)% due 01/15/2018	JPY	94,600,000	839,616
Republic of Argentina Bills 2.81% due 01/26/2018	25,165		25,115
Republic of Argentina Bills 3.06% due 06/15/2018	120,650		118,874
Republic of Argentina Bills 3.13% due 05/24/2018	36,194		35,738
Republic of Argentina Bills 3.30% due 04/27/2018	65,521		64,854
Total Short-Term Investment Securities (cost $1,127,948)			1,128,577
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(14)	70,000		70,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	80,000		80,000
BNP Paribas SA Joint Repurchase Agreement(14)	150,000		150,000

18

Deutsche Bank AG Joint Repurchase Agreement(14)	50,000	50,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	130,000	130,000
Total Repurchase Agreements (cost $480,000)		480,000
TOTAL INVESTMENTS (cost $58,840,956)	118.8%	61,305,667
Liabilities in excess of other assets	(18.8)	(9,704,877)
NET ASSETS	100.0%	$51,600,790

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Multi-Managed Income Portfolio to the “SA Multi-Managed Income Portfolio”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $15,131,679 representing 29.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Collateralized Loan Obligation
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $696,286 representing 1.3% of net assets.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$3,383	$845.64	0.01%

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	Bond in default of principal and interest
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
JPY	— Japanese Yen
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2017 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

19

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
3	Short	Australian 10 Year Bond	March 2018	301,891	302,327	(436)
2	Short	Canadian 10 Year Bond	March 2018	217,606	214,447	3,159
6	Short	Long Gilt Future	March 2018	1,007,510	1,013,910	(6,400)
13	Long	U.S. Treasury 2 Year Notes	March 2018	2,788,984	2,783,422	(5,562)
57	Long	U.S. Treasury 5 Year Notes	March 2018	6,650,354	6,621,351	(29,003)
1	Long	U.S. Treasury Long Bonds	March 2018	153,242	153,000	(242)
33	Short	U.S. Treasury 10 Year Notes	March 2018	4,119,496	4,093,547	25,949
9	Long	U.S. Treasury Ultra Bonds	March 2018	1,501,086	1,508,906	7,820
1	Short	U.S. Treasury 10 Year Ultra Bonds	March 2018	134,141	133,563	578
						$(4,137)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	JPY	94,600,000	USD	843,461	01/16/2018	$3,417	$—

Goldman Sachs International	EGP	222,000	USD	11,426	03/06/2018	—	(851)
	EGP	330,000	USD	16,888	03/29/2018	—	(1,274)
	USD	11,945	EGP	222,000	03/06/2018	332	—
	USD	17,954	EGP	330,000	03/29/2018	208	—
						540	(2,125)
Net Unrealized Appreciation (Depreciation)						$3,957	$(2,125)

EGP — Egyptian Pound

JPY — Japanese Yen

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	355	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$9,413	$20,986
USD	295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,654)	(7,073)
						$13,913

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—	$3,383	$3,383
Other Industries	8,497,503	—	—	8,497,503
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	1	1
Other Industries	—	773,280	—	773,280
Asset Backed Securities:
Diversified Financial Services	—	15,235,950	109,510	15,345,460
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	10,500	2	10,502
Other Industries	—	9,019,244	—	9,019,244
Foreign Corporate Bonds & Notes	—	1,810,924	—	1,810,924
Municipal Bond & Notes	—	739,308	—	739,308
U.S. Government Agencies	—	13,826,544	—	13,826,544
U.S. Government Treasuries	—	8,813,597	—	8,813,597
Foreign Government Obligations	—	857,344	—	857,344
Short-Term Investment Securities	—	1,128,577	—	1,128,577
Repurchase Agreements	—	480,000	—	480,000
Total Investments at Value	$8,497,503	$52,695,268	$112,896	$61,305,667

Other Financial Instruments:†
Futures Contracts	$37,506	$—	$—	$37,506
Forward Foreign Currency Contracts	—	3,957	—	3,957
Centrally Cleared Interest Rate Swap Contracts	—	20,986	—	20,986
Total Other Financial Instruments	$37,506	$24,943	$—	$62,449

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$41,643	$—	$—	$41,643
Forward Foreign Currency Contracts	—	2,125	—	2,125
Centrally Cleared Interest Rate Swap Contracts	—	7,073	—	7,073
Total Other Financial Instruments	$41,643	$9,198	$—	$50,841

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(17)	Value (Note 1)
COMMON STOCKS — 74.3%
Aerospace/Defense — 2.0%
Boeing Co.	4,953	$1,460,689
Northrop Grumman Corp.	2,356	723,080
Raytheon Co.	2,273	426,983
Spirit AeroSystems Holdings, Inc., Class A	2,701	235,662
		2,846,414
Aerospace/Defense-Equipment — 0.5%
L3 Technologies, Inc.	3,332	659,236
Airlines — 0.7%
ANA Holdings, Inc.	1,900	79,296
Deutsche Lufthansa AG	701	25,769
International Consolidated Airlines Group SA	4,010	34,767
Japan Airlines Co., Ltd.	600	23,478
Qantas Airways, Ltd.	26,718	104,885
Southwest Airlines Co.	10,869	711,376
		979,571
Apparel Manufacturers — 0.8%
Carter’s, Inc.	639	75,076
Michael Kors Holdings, Ltd.†	4,870	306,566
Ralph Lauren Corp.	6,991	724,897
		1,106,539
Appliances — 0.1%
Electrolux AB, Series B	4,943	158,976
Applications Software — 2.9%
Citrix Systems, Inc.†	4,123	362,824
Intuit, Inc.	3,582	565,168
Microsoft Corp.	38,707	3,310,997
		4,238,989
Athletic Footwear — 0.0%
Yue Yuen Industrial Holdings, Ltd.	8,500	33,354
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	2,664	134,559
Auto-Cars/Light Trucks — 0.4%
Fiat Chrysler Automobiles NV†	9,379	167,233
Ford Motor Co.	5,379	67,184
Mazda Motor Corp.	1,400	18,786
Nissan Motor Co., Ltd.	6,000	59,837
Peugeot SA	7,447	151,275
Renault SA	823	82,718
Suzuki Motor Corp.	200	11,584
		558,617
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	9,884	425,704
Iochpe-Maxion SA	9,246	63,708
JTEKT Corp.	2,500	42,973
Lear Corp.	1,427	252,094
Visteon Corp.†	1,144	143,160
		927,639
Banks-Commercial — 1.3%
Bank of China, Ltd.	161,000	79,004
China Construction Bank Corp.	256,000	235,475
DNB ASA	5,259	97,238
Dubai Islamic Bank PJSC	35,707	60,148
Grupo Financiero Galicia SA ADR	1,164	76,649
Grupo Supervielle SA ADR	2,472	72,479
HDFC Bank, Ltd. ADR	588	59,782
Industrial & Commercial Bank of China, Ltd.	183,000	146,751
Japan Post Bank Co., Ltd.	800	10,388
Regions Financial Corp.	27,148	469,117
Resona Holdings, Inc.	35,600	212,751
Sberbank of Russia PJSC ADR	10,432	176,571
Sumitomo Mitsui Trust Holdings, Inc.	1,500	59,570
Synovus Financial Corp.	1,614	77,375
TCF Financial Corp.	3,630	74,415
		1,907,713
Banks-Special Purpose — 0.1%
Industrial Bank of Korea	8,036	123,230
Banks-Super Regional — 0.6%
PNC Financial Services Group, Inc.	3,291	474,859
SunTrust Banks, Inc.	5,119	330,636
		805,495
Beverages-Non-alcoholic — 1.0%
Coca-Cola Amatil, Ltd.	21,956	145,626
Dr Pepper Snapple Group, Inc.	1,300	126,178
Grape King Bio, Ltd.	8,000	55,993
PepsiCo, Inc.	9,883	1,185,169
		1,512,966
Brewery — 0.1%
Heineken Holding NV	810	80,026
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	23,019	515,165
Building & Construction-Misc. — 0.4%
China State Construction International Holdings, Ltd.	42,000	58,593
CIMIC Group, Ltd.	4,658	186,789
HOCHTIEF AG	1,004	176,952
Kajima Corp.	5,000	48,054
Taisei Corp.	1,700	84,558
		554,946
Building Products-Cement — 0.0%
Loma Negra Cia Industrial Argentina SA ADR†	1,474	33,961
Building Products-Doors & Windows — 0.0%
Xinyi Glass Holdings, Ltd.	40,000	52,111
Building Products-Wood — 0.2%
Masco Corp.	5,856	257,313
Building-Heavy Construction — 0.3%
ACS Actividades de Construccion y Servicios SA	4,175	163,351
Bouygues SA	4,072	211,535
Mota-Engil SGPS SA	13,798	60,628
Waskita Beton Precast Tbk PT	1,031,700	31,037
		466,551
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,243	187,345
Building-Residential/Commercial — 0.7%
Barratt Developments PLC	14,117	123,369
Berkeley Group Holdings PLC	2,847	161,215

1

MRV Engenharia e Participacoes SA	15,449	69,933
NVR, Inc.†	60	210,493
Persimmon PLC	5,543	204,695
Taylor Wimpey PLC	75,998	211,707
		981,412
Cable TV — 0.0%
Megacable Holdings SA de CV	14,710	59,850
Cable/Satellite TV — 0.1%
Sky PLC†	14,671	200,054
Casino Hotels — 0.0%
Caesars Entertainment Corp.†	303	3,833
Genting Bhd	18,900	42,920
		46,753
Cellular Telecom — 0.2%
Telstra Corp., Ltd.	60,911	172,427
Tim Participacoes SA ADR	1,846	35,646
Turkcell Iletisim Hizmetleri AS	9,729	39,730
		247,803
Chemicals-Diversified — 0.8%
Asahi Kasei Corp.	7,300	94,039
BASF SE	1,045	114,684
Celanese Corp., Series A	382	40,905
Covestro AG*	727	74,752
Evonik Industries AG	5,108	191,635
Hitachi Chemical Co., Ltd.	1,100	28,263
Huntsman Corp.	10,919	363,493
Kuraray Co., Ltd.	3,300	62,287
Mitsubishi Chemical Holdings Corp.	10,300	113,077
Mitsubishi Gas Chemical Co., Inc.	1,800	51,783
		1,134,918
Chemicals-Plastics — 0.1%
Formosa Plastics Corp.	21,000	69,575
Chemicals-Specialty — 0.1%
Ashland Global Holdings, Inc.	611	43,503
W.R. Grace & Co.	2,044	143,346
		186,849
Coatings/Paint — 0.4%
Sherwin-Williams Co.	1,327	544,123
Commercial Services — 0.2%
CoreLogic, Inc.†	900	41,589
Live Nation Entertainment, Inc.†	3,787	161,213
ServiceMaster Global Holdings, Inc.†	1,721	88,236
Sporton International, Inc.	9,000	48,520
		339,558
Commercial Services-Finance — 0.5%
S&P Global, Inc.	2,727	461,954
Total System Services, Inc.	2,567	203,024
		664,978
Communications Software — 0.0%
Avaya Holdings Corp.†	682	11,972
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	4,034	168,702
Synopsys, Inc.†	2,220	189,233
		357,935
Computer Data Security — 0.2%
Fortinet, Inc.†	6,065	264,980
Computer Services — 1.2%
Amdocs, Ltd.	4,004	262,182
Atos SE	545	79,331
Cognizant Technology Solutions Corp., Class A	2,174	154,398
DXC Technology Co.	4,797	455,235
International Business Machines Corp.	4,872	747,462
		1,698,608
Computers — 1.9%
Apple, Inc.	12,576	2,128,237
HP, Inc.	32,712	687,279
		2,815,516
Computers-Integrated Systems — 0.0%
Fujitsu, Ltd.	1,000	7,088
Otsuka Corp.	700	53,622
		60,710
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,089	117,784
Qualicorp SA	6,050	56,452
		174,236
Consumer Products-Misc. — 0.7%
Clorox Co.	2,690	400,111
Kimberly-Clark Corp.	5,094	614,642
		1,014,753
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	6,144	345,600
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	1,684	98,800
Packaging Corp. of America	2,343	282,449
		381,249
Cosmetics & Toiletries — 0.6%
Kao Corp.	3,500	236,732
Procter & Gamble Co.	6,412	589,135
Unilever NV CVA	900	50,566
		876,433
Cruise Lines — 0.4%
Carnival PLC	2,850	187,390
Royal Caribbean Cruises, Ltd.	3,835	457,439
		644,829
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	1,400	165,774
Diagnostic Equipment — 0.3%
Danaher Corp.	3,852	357,543
Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	994	104,691
Diversified Banking Institutions — 4.4%
BNP Paribas SA	3,514	262,053

2

Citigroup, Inc.	25,484	1,896,265
Credit Agricole SA	6,087	100,556
Goldman Sachs Group, Inc.	1,749	445,575
HSBC Holdings PLC	4,522	46,636
JPMorgan Chase & Co.	23,768	2,541,750
Mitsubishi UFJ Financial Group, Inc.	40,200	294,963
Mizuho Financial Group, Inc.	124,200	225,598
Morgan Stanley	4,471	234,593
Societe Generale SA	3,277	168,954
Sumitomo Mitsui Financial Group, Inc.	5,900	254,821
		6,471,764
Diversified Financial Services — 0.2%
CTBC Financial Holding Co., Ltd.	144,000	99,052
DGB Financial Group, Inc.	4,483	44,092
Hana Financial Group, Inc.	1,897	88,267
Unifin Financiera SAPI de CV SOFOM ENR	17,917	61,034
		292,445
Diversified Manufacturing Operations — 0.6%
Crane Co.	489	43,628
Ingersoll-Rand PLC	4,467	398,412
Parker-Hannifin Corp.	2,215	442,070
		884,110
Diversified Minerals — 0.1%
Anglo American PLC	3,142	65,668
BHP Billiton, Ltd.	4,094	94,237
		159,905
Diversified Operations — 0.1%
Industrivarden AB, Class A	6,955	179,123
Wharf Holdings, Ltd.	5,000	17,289
		196,412
Diversified Operations/Commercial Services — 0.0%
China Conch Venture Holdings, Ltd.	22,000	50,888
E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. ADR†	2,121	365,724
Amazon.com, Inc.†	229	267,809
		633,533
E-Commerce/Services — 0.0%
Liberty Expedia Holdings, Inc., Class A†	898	39,808
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,722	197,263
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	6,315	179,093
Innogy SE*	2,005	78,136
PPL Corp.	6,898	213,493
		470,722
Electric-Generation — 0.0%
Engie SA	1,027	17,645
Vistra Energy Corp. CVR†(18)	1,362	1,226
		18,871
Electric-Integrated — 1.7%
American Electric Power Co., Inc.	5,507	405,150
Edison International	3,328	210,463
Endesa SA	3,619	77,419
Enel SpA	44,453	273,235
Entergy Corp.	8,442	687,094
Exelon Corp.	8,603	339,044
FirstEnergy Corp.	10,725	328,400
Iberdrola SA	3,696	28,602
OGE Energy Corp.	2,306	75,890
Pampa Energia SA ADR†	682	45,885
RusHydro PJSC ADR	31,962	38,358
		2,509,540
Electronic Components-Misc. — 0.1%
Casetek Holdings, Ltd.	14,000	47,965
Elite Material Co., Ltd.	18,000	61,355
Hoya Corp.	1,400	69,955
		179,275
Electronic Components-Semiconductors — 1.4%
MediaTek, Inc.	12,000	118,295
Samsung Electronics Co., Ltd.	251	596,332
Samsung Electronics Co., Ltd. (Preference Shares)	31	60,432
Texas Instruments, Inc.	11,495	1,200,538
		1,975,597
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,377	241,305
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,264	218,590
Trimble, Inc.†	2,400	97,536
		316,126
Energy-Alternate Sources — 0.1%
Canvest Environmental Protection Group Co., Ltd.	124,000	73,140
Vestas Wind Systems A/S	847	58,059
		131,199
Engineering/R&D Services — 0.2%
CTCI Corp.	39,000	59,151
Jacobs Engineering Group, Inc.	2,700	178,092
		237,243
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,298	582,559
Enterprise Software/Service — 0.1%
Chinasoft International, Ltd.	108,000	71,575
Entertainment Software — 0.4%
Electronic Arts, Inc.†	5,873	617,017
Finance-Auto Loans — 0.2%
Ally Financial, Inc.	8,842	257,833
Finance-Consumer Loans — 0.3%
Synchrony Financial	12,086	466,640
Finance-Credit Card — 0.3%
Discover Financial Services	4,987	383,600
Finance-Investment Banker/Broker — 0.5%
Daiwa Securities Group, Inc.	4,000	25,103
E*TRADE Financial Corp.†	10,912	540,908
Nomura Holdings, Inc.	24,400	144,081
Raymond James Financial, Inc.	580	51,794
		761,886

3

Finance-Leasing Companies — 0.1%
ORIX Corp.	12,000	202,899
Finance-Other Services — 0.0%
BGC Partners, Inc., Class A	3,753	56,708
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	2,393	81,051
Food-Confectionery — 0.2%
Hershey Co.	3,048	345,978
Food-Flour & Grain — 0.0%
Gruma SAB de CV, Class B	4,925	62,456
Food-Meat Products — 0.7%
NH Foods, Ltd.	1,000	24,301
Tyson Foods, Inc., Class A	8,822	715,200
WH Group, Ltd.*	181,000	204,022
		943,523
Food-Misc./Diversified — 0.8%
Associated British Foods PLC	3,191	121,311
Conagra Brands, Inc.	7,193	270,960
Ingredion, Inc.	1,425	199,215
Lamb Weston Holdings, Inc.	2,642	149,141
Nestle SA	1,674	143,850
Pinnacle Foods, Inc.	2,384	141,776
Tate & Lyle PLC	19,676	186,652
		1,212,905
Food-Retail — 0.3%
BIM Birlesik Magazalar AS	1,959	40,361
Distribuidora Internacional de Alimentacion SA	4,401	22,690
J Sainsbury PLC	55,189	179,670
WM Morrison Supermarkets PLC	55,775	165,531
X5 Retail Group NV GDR†	1,985	74,916
		483,168
Food-Wholesale/Distribution — 0.6%
METRO AG†	6,253	124,894
Sysco Corp.	8,643	524,889
US Foods Holding Corp.†	6,071	193,847
		843,630
Funeral Services & Related Items — 0.1%
Fu Shou Yuan International Group, Ltd.	72,000	61,465
Service Corp. International	2,552	95,241
		156,706
Garden Products — 0.1%
Toro Co.	1,171	76,384
Gas-Distribution — 0.3%
Centrica PLC	66,073	122,338
Gas Natural SDG SA	571	13,175
NiSource, Inc.	1,485	38,120
UGI Corp.	3,876	181,978
Vectren Corp.	972	63,199
		418,810
Gold Mining — 0.1%
Newmont Mining Corp.	5,229	196,192
Hazardous Waste Disposal — 0.0%
Tervita Corp.†(1)(2)	10	78
Hotels/Motels — 0.4%
Extended Stay America, Inc.	6,725	127,775
Hilton Grand Vacations, Inc.†	995	41,740
Hilton Worldwide Holdings, Inc.	4,443	354,818
Hyatt Hotels Corp., Class A†	800	58,832
		583,165
Human Resources — 0.3%
Adecco Group AG	2,426	185,418
ManpowerGroup, Inc.	1,487	187,526
Randstad Holding NV	786	48,226
		421,170
Import/Export — 0.5%
ITOCHU Corp.	12,900	240,854
Marubeni Corp.	27,200	197,504
Mitsui & Co., Ltd.	9,900	160,784
Toyota Tsusho Corp.	3,500	140,664
		739,806
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	461	90,517
Insurance-Life/Health — 1.4%
Aflac, Inc.	5,226	458,738
AIA Group, Ltd.	4,800	40,936
ING Life Insurance Korea, Ltd.*	1,381	68,690
Lincoln National Corp.	3,077	236,529
NN Group NV	4,561	197,213
Poste Italiane SpA*	11,603	87,354
Principal Financial Group, Inc.	2,373	167,439
Prudential Financial, Inc.	5,032	578,579
Torchmark Corp.	958	86,900
Unum Group	3,236	177,624
		2,100,002
Insurance-Multi-line — 1.2%
Allianz SE	1,415	324,054
Allstate Corp.	4,969	520,304
American Financial Group, Inc.	764	82,925
Assurant, Inc.	1,069	107,798
AXA SA	7,480	221,695
Hartford Financial Services Group, Inc.	6,399	360,136
Mapfre SA	12,907	41,380
Ping An Insurance Group Co. of China, Ltd.	11,500	119,694
		1,777,986
Insurance-Property/Casualty — 0.2%
DB Insurance Co., Ltd.	724	48,135
Hyundai Marine & Fire Insurance Co., Ltd.	1,025	44,949
Travelers Cos., Inc.	1,310	177,688
		270,772
Insurance-Reinsurance — 0.5%
IRB Brasil Resseguros S/A†	12,144	124,439
Muenchener Rueckversicherungs-Gesellschaft AG	916	198,580
Reinsurance Group of America, Inc.	755	117,727
Swiss Re AG	2,303	215,576
		656,322

4

Internet Application Software — 0.3%
Tencent Holdings, Ltd.	9,400	485,933
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	4,072	718,545
NCSoft Corp.	131	54,726
		773,271
Internet Content-Information/News — 0.0%
Mixi, Inc.	200	8,984
Sogou, Inc. ADR†	3,836	44,382
		53,366
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,821	238,952
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,927	496,039
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	476	43,264
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	2,135	129,146
Hitachi, Ltd.	24,000	186,698
		315,844
Machinery-General Industrial — 0.1%
Zebra Technologies Corp., Class A†	773	80,237
Medical Imaging Systems — 0.0%
Vieworks Co., Ltd.	875	33,415
Medical Instruments — 0.0%
Bruker Corp.	1,522	52,235
Medical Labs & Testing Services — 0.1%
Fleury SA	8,517	75,926
Medical Products — 0.0%
Aspen Pharmacare Holdings, Ltd.	2,410	54,034
Medical-Biomedical/Gene — 1.3%
Amgen, Inc.	2,389	415,447
Biogen, Inc.†	364	115,959
Celgene Corp.†	6,471	675,314
Charles River Laboratories International, Inc.†	1,100	120,395
Gilead Sciences, Inc.	5,693	407,847
Vertex Pharmaceuticals, Inc.†	1,248	187,025
		1,921,987
Medical-Drugs — 3.9%
AbbVie, Inc.	5,246	507,341
Allergan PLC	234	38,278
AstraZeneca PLC	415	28,479
Bayer AG	829	103,107
Bristol-Myers Squibb Co.	6,103	373,992
China Traditional Chinese Medicine Holdings Co., Ltd.	116,000	61,732
Eli Lilly & Co.	7,950	671,457
GlaxoSmithKline PLC	13,750	243,208
Johnson & Johnson	10,185	1,423,048
Merck & Co., Inc.	12,372	696,172
Mitsubishi Tanabe Pharma Corp.	4,200	86,575
Novartis AG	4,740	400,728
Pfizer, Inc.	5,050	182,911
Richter Gedeon Nyrt	3,231	84,593
Roche Holding AG	1,558	394,085
Sanofi	3,235	278,545
Shionogi & Co., Ltd.	2,800	151,387
		5,725,638
Medical-HMO — 2.9%
Anthem, Inc.	3,514	790,685
Cigna Corp.	3,181	646,029
Humana, Inc.	2,412	598,345
UnitedHealth Group, Inc.	8,646	1,906,097
WellCare Health Plans, Inc.†	1,289	259,231
		4,200,387
Medical-Wholesale Drug Distribution — 0.6%
Alfresa Holdings Corp.	700	16,429
McKesson Corp.	4,459	695,381
Medipal Holdings Corp.	3,200	62,668
Premier, Inc., Class A†	1,452	42,384
		816,862
Metal-Aluminum — 0.0%
United Co. RUSAL PLC	63,000	44,119
Metal-Diversified — 0.1%
Rio Tinto PLC	1,503	79,324
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	12,283	46,675
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	932	57,784
Multimedia — 0.5%
Lagardere SCA	812	26,014
Naspers, Ltd., Class N	806	224,575
Walt Disney Co.	4,856	522,069
		772,658
Non-Ferrous Metals — 0.1%
Korea Zinc Co., Ltd.	156	71,769
Mitsubishi Materials Corp.	500	17,801
		89,570
Non-Hazardous Waste Disposal — 0.3%
China Water Affairs Group, Ltd.	58,000	52,530
Waste Management, Inc.	3,872	334,154
		386,684
Office Automation & Equipment — 0.1%
Xerox Corp.	6,090	177,523
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,919	220,416
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp.†	729	5,518
MWO Holdings LLC†(1)(2)	10	810
NOVATEK OAO GDR	340	40,855
SandRidge Energy, Inc.†	323	6,806
		53,989

5

Oil Companies-Integrated — 2.4%
Chevron Corp.	8,683	1,087,025
Eni SpA	1,063	17,579
Exxon Mobil Corp.	18,109	1,514,637
Lukoil PJSC ADR	1,577	90,212
Petroleo Brasileiro SA ADR†	2,947	30,324
Petroleo Brasileiro SA ADR (Preference Shares)†	1,778	17,478
PTT PCL	7,600	102,142
Repsol SA	11,852	209,468
Royal Dutch Shell PLC, Class B	3,698	124,722
TOTAL SA	6,125	337,949
		3,531,536
Oil Refining & Marketing — 1.0%
Caltex Australia, Ltd.	1,469	38,962
Marathon Petroleum Corp.	8,242	543,807
Valero Energy Corp.	10,222	939,504
		1,522,273
Paper & Related Products — 0.1%
Domtar Corp.	1,594	78,935
Nine Dragons Paper Holdings, Ltd.	28,000	44,857
		123,792
Photo Equipment & Supplies — 0.1%
Sunny Optical Technology Group Co., Ltd.	6,000	76,004
Pipelines — 0.7%
Kinder Morgan, Inc.	27,878	503,756
Williams Cos., Inc.	18,058	550,588
		1,054,344
Printing-Commercial — 0.1%
Dai Nippon Printing Co., Ltd.	3,000	66,933
Toppan Printing Co., Ltd.	7,000	63,253
		130,186
Private Equity — 0.2%
3i Group PLC	22,453	276,764
Wharf Real Estate Investment Co., Ltd.†	5,000	33,279
		310,043
Publishing-Newspapers — 0.1%
News Corp., Class A	5,348	86,691
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	2,953	117,116
Real Estate Investment Trusts — 2.0%
AGNC Investment Corp.	12,392	250,194
Apartment Investment & Management Co., Class A	2,147	93,845
Apple Hospitality REIT, Inc.	3,377	66,223
Brandywine Realty Trust	3,199	58,190
Brixmor Property Group, Inc.	5,752	107,332
Camden Property Trust	1,628	149,874
Chimera Investment Corp.	3,164	58,471
Colony NorthStar, Inc., Class A	8,351	95,285
Duke Realty Corp.	5,019	136,567
Equity Commonwealth†	1,329	40,548
Equity LifeStyle Properties, Inc.	812	72,284
Equity Residential	4,547	289,962
Fonciere Des Regions	1,785	202,248
Forest City Realty Trust, Inc., Class A	4,212	101,509
Gaming and Leisure Properties, Inc.	1,536	56,832
HCP, Inc.	7,474	194,922
Highwoods Properties, Inc.	1,872	95,303
Hudson Pacific Properties, Inc.	1,839	62,986
Liberty Property Trust	1,992	85,676
MFA Financial, Inc.	5,189	41,097
OUTFRONT Media, Inc.	2,354	54,613
Park Hotels & Resorts, Inc.	4,205	120,894
Senior Housing Properties Trust	2,105	40,311
Spirit Realty Capital, Inc.	14,150	121,407
Starwood Property Trust, Inc.	4,125	88,069
Vornado Realty Trust	2,456	192,010
WP Carey, Inc.	569	39,204
		2,915,856
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	3,888	168,389
Chailease Holding Co., Ltd.	31,000	90,112
Realogy Holdings Corp.	4,292	113,738
		372,239
Real Estate Operations & Development — 0.3%
China Aoyuan Property Group, Ltd.†	84,000	45,942
CK Asset Holdings, Ltd.	22,000	192,300
Kerry Properties, Ltd.	16,500	74,225
KWG Property Holding, Ltd.	50,000	58,170
Nomura Real Estate Holdings, Inc.	1,600	35,880
Sun Hung Kai Properties, Ltd.	4,000	66,632
		473,149
Rental Auto/Equipment — 0.0%
AerCap Holdings NV†	713	37,511
Retail-Apparel/Shoe — 0.7%
Padini Holdings Bhd	32,300	42,064
PVH Corp.	2,977	408,474
Ross Stores, Inc.	6,262	502,525
		953,063
Retail-Building Products — 2.0%
Home Depot, Inc.	7,479	1,417,495
Kingfisher PLC	36,194	164,999
Lowe’s Cos., Inc.	14,068	1,307,480
		2,889,974
Retail-Discount — 0.1%
Harvey Norman Holdings, Ltd.	22,429	72,833
Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	8,417	611,243
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	33,024	80,988
Retail-Major Department Stores — 0.3%
Marks & Spencer Group PLC	37,047	157,119
TJX Cos., Inc.	4,256	325,414
		482,533

6

Retail-Misc./Diversified — 0.1%
Massmart Holdings, Ltd.	1,583	17,847
Poya International Co., Ltd.	6,040	75,578
Robinsons Retail Holdings, Inc.	22,280	42,975
		136,400
Retail-Restaurants — 0.8%
Gourmet Master Co., Ltd.	3,000	43,783
McDonald’s Corp.	4,829	831,168
Xiabuxiabu Catering Management China Holdings Co., Ltd.*	10,500	21,090
Yum! Brands, Inc.	3,348	273,230
		1,169,271
Retail-Toy Stores — 0.0%
JUMBO SA	2,002	35,731
Satellite Telecom — 0.0%
Eutelsat Communications SA	643	14,846
Schools — 0.1%
Ser Educacional SA*	5,392	50,597
TAL Education Group ADR	1,831	54,399
		104,996
Semiconductor Components-Integrated Circuits — 1.0%
Maxim Integrated Products, Inc.	5,580	291,723
NXP Semiconductors NV†	8,559	1,002,173
Taiwan Semiconductor Manufacturing Co., Ltd.	20,039	153,981
		1,447,877
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	5,445	278,348
KLA-Tencor Corp.	3,468	364,383
		642,731
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	939	221,322
Yangzijiang Shipbuilding Holdings, Ltd.	19,700	21,651
		242,973
Software Tools — 0.3%
VMware, Inc., Class A†	3,768	472,206
Steel-Producers — 0.1%
POSCO	239	74,210
voestalpine AG	795	47,517
		121,727
Telecom Services — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	154,200	50,187
Telecommunication Equipment — 0.3%
Juniper Networks, Inc.	13,566	386,631
Telephone-Integrated — 1.7%
BT Group PLC	13,110	48,002
KDDI Corp.	8,500	211,627
Nippon Telegraph & Telephone Corp.	4,500	211,750
Telecom Argentina SA ADR	1,432	52,454
Verizon Communications, Inc.	36,886	1,952,376
		2,476,209
Television — 0.1%
AMC Networks, Inc., Class A†	2,332	126,115
RTL Group SA	637	51,157
		177,272
Textile-Products — 0.0%
Nameson Holdings, Ltd.	112,000	45,169
Tobacco — 0.1%
Swedish Match AB	2,053	80,808
Tools-Hand Held — 0.0%
Basso Industry Corp.	27,000	60,431
Toys — 0.2%
Bandai Namco Holdings, Inc.	1,100	35,984
Hasbro, Inc.	3,002	272,852
		308,836
Transactional Software — 0.2%
Amadeus IT Group SA	3,758	270,488
Transport-Rail — 0.9%
Central Japan Railway Co.	1,000	178,964
Union Pacific Corp.	8,580	1,150,578
		1,329,542
Transport-Services — 0.3%
Deutsche Post AG	5,797	275,386
Royal Mail PLC	19,397	118,529
		393,915
Travel Services — 0.1%
TUI AG	9,785	202,603
Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	3,085	3,249,739
Yandex NV, Class A†	1,737	56,887
		3,306,626
Total Common Stocks (cost $90,889,680)		108,373,743
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	13,595
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 7.20% (3ML+5.79%) (cost $14,579)	580	15,051

7

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(3)	$9,000	9,135
Wells Fargo & Co. Series U 5.88% due 06/15/2025(3)	85,000	94,142
		103,277
Diversified Banking Institutions — 0.1%
Bank of America Corp. Series AA 6.10% due 03/17/2025(3)	61,000	66,948
Bank of America Corp. Series Z 6.50% due 10/23/2024(3)	5,000	5,681
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(3)	11,000	11,372
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(3)	52,000	53,929
Lloyds Banking Group PLC 6.66% due 05/21/2037*(3)	30,000	35,100
		173,030
Diversified Manufacturing Operations — 0.0%
General Electric Co. Series D 5.00% due 01/21/2021(3)	51,000	52,561
Electric-Integrated — 0.1%
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.80% due 12/01/2077	25,000	25,062
Puget Sound Energy, Inc. FRS Series A 4.01% (3 ML+2.53%) due 06/01/2067	40,000	39,338
WEC Energy Group, Inc. FRS 3.53% (3 ML+2.11%) due 05/15/2067	50,000	48,349
		112,749
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.20% due 03/15/2044	37,000	39,405
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. 8.13% due 06/15/2068	50,000	51,250
MetLife, Inc. 6.40% due 12/15/2066	45,000	51,764
		103,014
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 4.49% (3 ML+2.91%) due 03/07/2067*	10,000	9,800
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(3)	70,000	67,987
TransCanada Trust 5.30% due 03/15/2077	40,000	41,250
		109,237
Total Preferred Securities/Capital Securities (cost $660,049)		703,073
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 2.00% (12 MTA+0.94%) due 06/25/2046(4)	14,771	12,864
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(2)(5)(6)(7)	246,457	2
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.43% due 11/10/2041*(2)(5)(6)(7)	26,467	189
Capmark Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.44% due 07/15/2029(5)(6)(7)	37,997	723
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.81% due 09/10/2045*(2)(5)(6)(7)	252,267	16,596
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(5)	28,000	29,082
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(5)(7)	57,000	58,468
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 3.53% due 05/25/2035(4)(7)	34,676	35,737
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.13% due 08/10/2050(5)(6)(7)	514,290	22,967
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.16% due 11/10/2047(5)(6)(7)	299,813	16,330
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.22% due 08/10/2047(5)(6)(7)	347,223	18,271
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.22% due 08/10/2047(5)(6)(7)	972,651	48,837
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.31% due 08/10/2046(5)(6)(7)	620,897	23,376
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.12% due 07/10/2046*(2)(5)(7)	41,000	43,002
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.65% due 12/10/2046*(2)(5)(6)(7)	274,935	13
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.02% due 12/10/2047(5)(6)(7)	433,631	20,475

8

Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.13% due 05/10/2047(5)(6)(7)	354,462	16,348
Commercial Mtg. Trust VRS Series 2014-CR18, Class XA 1.22% due 07/15/2047(5)(6)(7)	121,620	5,791
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.46% due 12/10/2047(5)(7)	59,000	59,071
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(5)(7)	12,000	13,028
Commerical Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(5)	20,000	20,209
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.05% due 05/15/2038*(2)(5)(6)(7)	13,294	1
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.17% due 09/15/2039*(2)(5)(6)(7)	23,830	2
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.68% due 02/15/2040*(2)(5)(6)(7)	133,253	6
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.30% due 04/15/2050(5)(7)	52,000	53,247
CSMC Trust VRS Series 2016-NXSR, Class C 4.36% due 12/15/2049(5)(7)	37,000	37,431
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.34% due 08/10/2044*(5)(7)	100,000	104,014
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.07% due 07/10/2045*(2)(5)(6)(7)	84,017	1
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.98% due 05/10/2043*(2)(5)(6)(7)	12,164	1
GS Mtg. Securities Corp. VRS Series 2015-GC30, Class XA 0.88% due 05/10/2050(5)(6)(7)	405,601	17,608
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.56% due 02/10/2046(5)(6)(7)	856,511	52,155
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(5)	22,000	22,116
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.65% due 06/10/2047(5)(7)	56,000	57,581
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.38% due 09/12/2037*(2)(5)(6)(7)	125,571	247
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(5)(7)	59,000	59,334
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(5)	19,000	19,811
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.14% due 05/15/2045(5)(7)	57,000	56,963
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.86% due 01/15/2047(5)(6)(7)	892,453	33,241
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D 4.09% due 07/15/2045(5)(7)	23,000	20,974
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.57% due 08/15/2046(5)(7)	56,000	56,933
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(5)(7)	38,000	40,183
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, ClassC 5.08% due 11/15/2045(5)(7)	55,000	57,540
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL
0.20% due 04/15/2040*(2)(5)(6)(7)	33,700	2
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.35% due 11/15/2040*(2)(5)(6)(7)	121,974	621
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(5)(7)	69,000	68,562
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 3.04% due 02/25/2035(4)(7)	14,311	14,603
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(2)(5)(6)(7)	43,638	0
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.38% due 07/15/2045*(2)(5)(6)(7)	7,224	542
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.75% due 05/15/2044*(2)(5)(6)(7)	2,743	125
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.23% due 08/15/2047(5)(6)(7)	157,888	7,454

9

Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2012-C6, Class XA 1.64% due 11/15/2045*(5)(6)(7)	246,042	15,185
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.56% due 12/15/2048(5)(7)	19,000	19,090
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.76% due 10/15/2046(5)(7)	55,000	56,027
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.01%due 04/15/2042*(2)(5)(6)(7)	50,339	4
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005, Class AR19 1.90% (1 ML+0.35%) due 12/25/2045(4)	14,277	14,108
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2004-AR12, Class A2B 2.01% (1 ML+0.46%) due 10/25/2044(4)	41,430	40,673
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.76% due 10/15/2045*(5)(7)	34,000	30,868
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.23% due 03/15/2045*(5)(6)(7)	249,899	12,338
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.31% due 03/15/2048*(5)(6)(7)	140,876	7,281
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.58% due 12/15/2045*(5)(6)(7)	187,585	11,520
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 1.96% due 11/15/2045*(5)(6)(7)	128,826	9,105
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	18,000	18,255
WF-RBS Commercial Mtg. Trust VRS Series 2014-C22, Class C 3.76% due 09/15/2057(5)(7)	55,000	53,128
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(5)(7)	24,000	25,308
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.38% due 12/15/2045(5)(7)	36,000	35,846
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(5)(7)	67,000	71,033
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class C15 4.48% due 08/15/2046(5)(7)	56,000	56,627
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(5)(7)	56,000	56,417
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.79% due 11/15/2045*(5)(7)	44,000	42,327
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.83% due 06/15/2045*(5)(7)	55,000	47,649
WF-RBS Commercial Mtg. Trust VRS Series 2013-C17, Class C 5.12% due 12/15/2046(5)(7)	59,000	61,888
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class E 5.41% due 06/15/2044*(5)(7)	55,000	48,448
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.64% due 03/15/2044*(5)(7)	34,000	29,788
Total Asset Backed Securities (cost $2,853,791)		2,005,590
CONVERTIBLE BONDS & NOTES — 0.0%
Semiconductor Equipment — 0.0%
Jazz US Holdings, Inc. Company Guar. Notes 8.00% due 12/31/2018 (cost $2,874)	3,000	10,303
U.S. CORPORATE BONDS & NOTES — 5.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	15,000	15,175
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	7,000	7,402
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,575
		17,977
Aerospace/Defense — 0.1%
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	59,000	64,078
Aerospace/Defense-Equipment — 0.0%
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	5,000	5,142
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	20,000	20,200
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	3,000	3,075
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,112
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,369
		39,898

10

Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*(2)	50,000	52,121
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	15,000	14,175
		66,296
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	1,514	1,636
United Airline Pass-Through Trust Pass-Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	7,679	8,292
		9,928
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,200
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	19,287
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	30,000	31,278
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	20,000	20,075
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,136
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,379
		68,868
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*(2)	20,000	20,868
Auto-Truck Trailers — 0.0%
Wabash National Corp. Company Guar. Notes 5.50% due 10/01/2025*	5,000	5,038
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	16,000	17,440
Lear Corp. Senior Notes 3.80% due 09/15/2027	23,000	23,020
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	10,000	10,250
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	15,000	15,713
TI Group Automotive Systems, LLC Company Guar. Notes 8.75% due 07/15/2023*	17,000	18,232
		84,655
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	5,000	5,031
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	15,000	15,469
		20,500
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	6,060
CIT Group, Inc. Senior Notes
5.00% due 08/15/2022	17,000	18,020
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,040
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	6,000	6,165
		47,285
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*(2)	10,000	10,187
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	15,750
		25,937
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,576
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	53,000	61,426
		80,002

11

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	28,000	28,420
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	9,800
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	21,000	15,592
Nexstar Escrow Corp. Company Guar. Notes 5.63% due 08/01/2024*	15,000	15,488
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,606
		83,906
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	25,000	25,875
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	25,000	26,017
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,163
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	25,000	25,813
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	50,000	51,125
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,906
USG Corp. Company Guar. Notes 4.88% due 06/01/2027*	15,000	15,548
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	10,000	10,625
		181,072
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,945
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	20,000	21,450
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,328
		26,778
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*(2)	5,000	5,038
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*(2)	5,000	5,050
		10,088
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	20,000	21,100
Building-Heavy Construction — 0.0%
Brand Energy & Infrastructure Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	21,000
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	25,000	25,500
		46,500
Building-Residential/Commercial — 0.1%
CalAtlantic Group, Inc. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,673
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	28,002
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022	9,000	9,450
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,875
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	25,100
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	11,000	11,509
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	10,000	10,675
		112,284
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,405

12

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*(2)	5,000	5,100
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	11,000	11,275
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	5,000	5,194
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	20,000	20,850
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	35,000	35,087
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	12,758
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	22,558
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	32,646
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	13,066
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	55,408
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	27,649
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,519
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	24,659
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	51,000	50,235
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	9,000	9,652
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	25,000	24,344
		390,905
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,388
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,600
CRC Escrow Issuer LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	20,000	20,150
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	25,000	26,312
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	30,000	32,775
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,458
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,600
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	15,900
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	10,000	10,137
		168,820
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	15,000	16,031
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	19,850
		35,881

13

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/2040*	45,000	47,064
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,360
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	8,000	8,421
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	16,940
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	45,795
T-Mobile USA, Inc. Company Guar. Notes 4.00% due 04/15/2022	5,000	5,128
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	20,000	21,325
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,235
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,095
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,700
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	20,000	20,850
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,142
		194,055
Chemicals-Diversified — 0.1%
Blue Cube Spinco, Inc. Company Guar. Notes 9.75% due 10/15/2023	15,000	17,700
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,252
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	29,000	30,235
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	31,179
Westlake Chemical Corp.
Company Guar. Notes 4.38% due 11/15/2047	14,000	14,540
		113,906
Chemicals-Plastics — 0.0%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023	5,000	5,200
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	10,350
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	10,000	10,575
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,850
Cornerstone Chemical Co. Senior Sec. Notes 6.75% due 08/15/2024*	15,000	14,981
GCP Applied Technologies, Inc. Company Guar. Notes 9.50% due 02/01/2023*	25,000	27,750
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,560
Kraton Polymers LLC Company Guar. Notes
10.50% due 04/15/2023*	15,000	16,950
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,700
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*(2)	20,000	19,850
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	10,788
		147,354
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	10,000	10,250
Coal — 0.0%
Murray Energy Corp. Sec. Notes 11.25% due 04/15/2021*(2)	15,000	7,650
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	35,560
Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027*(2)	50,000	50,027
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,125
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*(2)	10,000	10,287
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	15,675
		81,114

14

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 3.25% due 01/15/2028*	20,000	19,772
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	30,000	32,025
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	31,544
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,308
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 5.45% due 06/15/2023*	55,000	59,435
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 5.88% due 06/15/2021*	5,000	5,188
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Company Guar. Notes 7.13% due 06/15/2024*	30,000	32,846
		139,321
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,225
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	10,000	10,525
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	5,000	5,294
		15,819
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	15,000	15,600
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	35,000	36,137
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,650
		63,387
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,600
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,180
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	15,000	15,534
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	15,000	16,050
Sealed Air Corp. Company Guar. Notes 5.50% due 09/15/2025*	5,000	5,450
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,406
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	28,117
		88,337
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	5,000	3,775
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	25,000	15,250
		19,025
Data Processing/Management — 0.0%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,409
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,875
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	15,000	15,862
		52,146
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	17,085

15

Disposable Medical Products — 0.0%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,425
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,525
American Tire Distributors, Inc. Senior Sub. Notes 10.25% due 03/01/2022*	20,000	20,600
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	20,000	21,275
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,450
		62,850
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	111,164
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	61,599
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	12,048
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	87,765
		272,576
Diversified Financial Services — 0.0%
CNG Holdings, Inc. Senior Sec. Notes 9.38% due 05/15/2020*	15,000	14,550
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027*	30,000	30,045
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047*	30,000	32,332
		62,377
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	7,000	7,483
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*(2)	10,000	10,150
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	6,000	6,098
		23,731
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*(2)	5,000	5,163
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	31,360
Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	13,000	13,037
Electric-Integrated — 0.2%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,112
AES Corp. Senior Notes 5.13% due 09/01/2027	20,000	21,000
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,500
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,430
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,579
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	33,413
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	7,012
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,858
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	4,000	4,099
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,696
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	41,574
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	10,000	9,991
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,497
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(2)	11,000	82

16

Texas-New Mexico Power Co. 1st Mtg. Notes 9.50% due 04/01/2019*	25,000	27,124
		275,967
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,066
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,067
Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	46,000	45,266
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	10,000	10,388
		55,654
Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*(2)	5,000	5,019
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,925
Enterprise Software/Service — 0.1%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(8)	25,000	25,562
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	7,000	7,193
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	20,000	20,700
Oracle Corp. Senior Notes 2.65% due 07/15/2026	17,000	16,574
Oracle Corp. Senior Notes 3.25% due 11/15/2027	13,000	13,221
		83,250
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	30,000	32,700
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	14,000	14,665
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	15,435
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	31,000	40,300
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	6,000	6,060
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,237
		114,397
Finance-Commercial — 0.0%
ASP AMC Merger Sub, Inc. Senior Notes 8.00% due 05/15/2025*	20,000	19,200
Finance-Consumer Loans — 0.0%
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	5,000	5,166
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,392
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,405
		21,963
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,112
Finance-Investment Banker/Broker — 0.0%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	30,000	33,256
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	15,000	15,263
		48,519
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	14,988
Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	5,000	5,285
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,344
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	15,000	15,150

17

Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	20,650
		66,429
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	15,000	14,925
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	45,000	44,575
Kraft Heinz Foods Co. Company Guar. Notes 6.50% due 02/09/2040	9,000	11,418
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	48,000	50,160
		106,153
Food-Retail — 0.0%
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*(2)	10,000	6,263
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,975
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,219
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,333
Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	25,290
		54,842
Gambling (Non-Hotel) — 0.1%
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	5,000	5,350
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	25,000	26,344
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	40,000	43,900
		75,594
Gas-Transportation — 0.0%
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	5,000	5,188
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	29,250
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 4.20% due 04/01/2026	30,000	31,332
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 12.50% due 11/01/2021*(2)	5,000	5,613
Hotels/Motels — 0.1%
Diamond Resorts International, Inc. Senior Sec. Notes 7.75% due 09/01/2023*	25,000	27,122
Diamond Resorts International, Inc. Senior Notes 10.75% due 09/01/2024*	10,000	10,713
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	5,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	55,000	57,544
Hyatt Hotels Corp.
Senior Notes 3.38% due 07/15/2023	10,000	10,218
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	20,000	20,323
		130,970
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,395
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*(2)	10,000	9,800
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	18,900
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,053
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	20,000	21,100
Dynegy, Inc. Company Guar. Notes 7.63% due 11/01/2024	10,000	10,725
Dynegy, Inc. Company Guar. Notes 8.13% due 01/30/2026*	10,000	10,925
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020†(9)(10)	20,000	15,800

18

NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028*(2)	5,000	5,050
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	15,000	15,862
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	10,887
		122,102
Insurance Brokers — 0.0%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,500
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	17,000	17,701
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	10,100
		38,301
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	5,000	6,852
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	20,000	21,100
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,754
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	21,193
		74,899
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	34,775
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	74,573
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	27,950
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028*(2)	10,000	9,800
Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	20,000	21,350
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,919
		37,269
Machinery-General Industrial — 0.1%
RBS Global, Inc./Rexnord LLC Senior Notes 4.88% due 12/15/2025*(2)	15,000	15,150
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025*	10,000	10,500
Welbilt, Inc. Company Guar. Notes 9.50% due 02/15/2024	30,000	34,162
		59,812
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	20,925
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	31,000	31,239
Becton Dickinson and Co.
Senior Notes 4.67% due 06/06/2047	36,000	38,978
		70,217
Medical-Biomedical/Gene — 0.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	20,000	19,475
Amgen Inc Senior Notes 2.60% due 08/19/2026	12,000	11,490
Amgen Inc Senior Notes 4.66% due 06/15/2051	23,000	25,726
		56,691
Medical-Drugs — 0.0%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,000	4,112
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	45,000	35,100
		39,212
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,562

19

Centene Corp. Senior Notes 4.75% due 01/15/2025	5,000	5,088
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,862
Molina Healthcare, Inc. Company Guar. Notes 4.88% due 06/15/2025*	5,000	4,988
Molina Healthcare, Inc. Company Guar. Notes 5.38% due 11/15/2022	10,000	10,425
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,275
		57,200
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	15,000	13,500
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	28,000	16,100
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020	15,000	11,212
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,053
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	5,000	5,200
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	30,000	31,800
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	30,000	29,925
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	24,000	25,440
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,375
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,802
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	5,000	5,088
		162,495
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	35,000	33,600
Metal Processors & Fabrication — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	15,000	15,300
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	10,000	10,475
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	15,000	16,162
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	10,000	11,250
		53,187
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 6.75% due 02/01/2022	5,000	5,175
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	16,350
		21,525

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,161
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	35,897
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	11,187
		63,245
Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,745
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,864
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	13,754
		54,363
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,350
Non-Hazardous Waste Disposal — 0.0%
Advanced Disposal Services, Inc. Company Guar. Notes 5.63% due 11/15/2024*	20,000	20,450
Wrangler Buyer Corp. Senior Notes 6.00% due 10/01/2025*	15,000	15,450
		35,900

20

Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 7.88% due 12/15/2024	20,000	21,925
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	6,120
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	11,275
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	5,200
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	10,000	10,725
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,250
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	7,425
Chesapeake Energy Corp. Sec. Notes 8.00% due 12/15/2022*	10,000	10,787
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*	40,000	40,400
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027*	5,000	4,800
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	43,561
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	9,888
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	10,000	10,200
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	15,000	14,325
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	20,000	20,844
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	10,000	10,050
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	10,000	7,550
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	12,000	12,255
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	7,000	7,120
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024	5,000	5,019
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	20,000	20,575
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*(2)	5,000	5,088
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*(2)	20,000	20,540
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	10,000	10,325
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	5,000	3,650
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	18,000	15,210
EQT Corp.
Senior Notes 3.90% due 10/01/2027	30,000	29,824
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*(2)	10,000	10,325
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	15,000	15,862
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	15,000	16,012
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	15,394
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	5,113
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	10,000	10,138
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/2021	20,000	20,750
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,644

21

SM Energy Co. Senior Notes 6.13% due 11/15/2022	5,000	5,094
SM Energy Co. Senior Notes 6.50% due 11/15/2021	11,000	11,137
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,060
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	5,150
Whiting Petroleum Corp. Senior Notes 6.63% due 01/15/2026*(2)	10,000	10,200
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	16,000	16,720
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	11,000	11,907
		540,437
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	10,000	9,850
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(1)(2)	20,000	2
FTS International, Inc. FRS Senior Sec. Notes 9.09% (3 ML+7.50%) due 06/15/2020*	12,000	12,240
Jonah Energy LLC/Jonah Energy Finance Corp. Company Guar. Notes 7.25% due 10/15/2025*	25,000	25,187
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	5,000	5,125
SESI LLC Company Guar. Notes 7.75% due 09/15/2024*	10,000	10,625
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(1)(2)	5,000	1
		63,030
Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	14,056
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,563
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026*(2)	10,000	10,150
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	15,000	15,937
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	15,000	15,900
		63,606
Pharmacy Services — 0.0%
BioScrip, Inc. Company Guar. Notes 8.88% due 02/15/2021	5,000	4,525
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	30,000	31,032
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	25,000	27,094
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	39,406
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	5,000	5,100
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	57,000	59,993
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,305
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,014
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	6,000	6,794
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	20,000	20,850
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,229
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	30,992
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	24,000	24,011
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	35,412
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	35,000	37,558

22

SemGroup Corp. Company Guar. Notes 6.38% due 03/15/2025*	10,000	9,850
SemGroup Corp/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	10,000	9,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	10,000	10,122
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028*(2)	45,000	44,888
Valero Energy Partners LP Senior Notes 4.38% due 12/15/2026	7,000	7,316
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	12,325
Williams Cos., Inc. Senior Notes 8.75% due 03/15/2032	5,000	6,600
Williams Partners LP Senior Notes 3.60% due 03/15/2022	5,000	5,115
Williams Partners LP Senior Notes 4.30% due 03/04/2024	30,000	31,421
Williams Partners LP/ACMP Finance Corp Senior Notes 4.88% due 03/15/2024	10,000	10,450
		495,627
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	10,000	10,337
Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	11,000	11,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,112
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,275
		40,875
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,700
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	7,000	7,262
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,725
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	10,375
		28,362
Radio — 0.1%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	15,000	15,816
Sirius XM Radio, Inc. Company Guar. Notes 5.00% due 08/01/2027*	55,000	55,137
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,517
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*(2)	5,000	4,888
		85,358
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	24,562
American Tower Corp. Senior Notes 4.00% due 06/01/2025	20,000	20,724
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	25,936
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,264
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,796
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	15,000	15,150
Healthcare Realty Trust, Inc. Senior Notes 3.88% due 05/01/2025	20,000	20,264
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,379
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,154

23

Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,298
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	25,000	25,000
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	5,031
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,175
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Senior Notes 4.50% due 01/15/2028*	5,000	4,900
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,325
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027	10,000	9,785
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*(2)	15,000	14,888
VEREIT Operating Partnership LP Company Guar. Notes 4.60% due 02/06/2024	25,000	26,142
VICI Properties 1 LLC / VICI FC, Inc. Sec. Notes 8.00% due 10/15/2023	1,138	1,271
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,626
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,563
		301,233
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,418
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,312
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,299
		44,029
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	20,500
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,539
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	39,000	46,051
		61,590
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	10,000	10,100
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	20,300
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	15,000	15,525
		35,825
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.55% due 03/15/2026	10,000	10,103
O’Reilly Automotive, Inc. Senior Notes 3.85% due 06/15/2023	10,000	10,459
		20,562
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,167
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,150
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	10,000	10,147
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,438
		37,902
Retail-Building Products — 0.0%
Beacon Escrow Corp. Company Guar. Notes 4.88% due 11/01/2025*(2)	15,000	15,056
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,135
Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 4.75% due 12/01/2022	2,000	2,142

24

CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	64,345	78,861
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	15,000	13,538
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	19,777
		114,318
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(8)	10,000	9,800
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,763
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	5,752
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(11)	5,237	2,801
		8,553
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Company Guar. Notes 7.13% due 03/15/2023*	5,000	2,963
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	3,108
Neiman-Marcus Group LLC Senior Sec. Notes 7.13% due 06/01/2028	15,000	9,337
		12,445
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	20,000	18,800
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	30,000	30,525
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	25,000	26,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	5,000	5,113
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	10,000	10,312
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	10,000	10,525
McDonald’s Corp. Senior Notes 5.70% due 02/01/2039	18,000	22,704
		124,229
Rubber/Plastic Products — 0.0%
FXI Holdings, Inc. Senior Sec. Notes 7.88% due 11/01/2024*(2)	15,000	14,967
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	30,000	30,675
		45,642
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,142
Specified Purpose Acquisitions — 0.0%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*(2)	10,000	9,975

Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	5,000	4,950
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,863
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	35,000	35,262
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,288
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,937
		77,300
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,200
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(1)(2)	31,000	0

25

CommScope Technologies Finance LLC Company Guar. Notes 6.00% due 06/15/2025*	20,000	21,250
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*(2)	5,000	5,000
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	20,000	20,775
		47,025
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	50,000	50,971
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	4,890
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,022
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	13,720
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	10,000	7,562
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	5,000	3,675
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	35,000	35,219
Verizon Communications, Inc. Senior Notes 4.13% due 03/16/2027	5,000	5,214
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	18,000	17,724
Windstream Services LLC Company Guar. Notes 6.38% due 08/01/2023	16,000	9,760
		151,757
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	16,813
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	6,132
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	35,000	35,687
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	10,000	10,250
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	30,937
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,275
		110,094
Theaters — 0.0%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,888
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	10,000	9,850
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	6,000	6,090
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	13,000	13,162
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	11,000	11,371
		50,361
Transactional Software — 0.0%
Solera LLC Senior Notes 10.50% due 03/01/2024*	30,000	33,749
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	18,880
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	19,546
Norfolk Southern Corp. Senior Notes 4.05% due 08/15/2052*(2)	26,000	26,948
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,665
		85,039
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	15,000	15,450
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,798
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	25,000	25,750
Total U.S. Corporate Bonds & Notes (cost $8,222,720)		8,558,160

26

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	9,886
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,461
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	10,000	10,776
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	18,951
		50,074
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	38,451
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	20,000	20,906
Building-Residential/Commercial — 0.1%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	27,000	27,540
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	11,000	11,495
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	10,000	10,575
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	5,000	5,287
		54,897
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,060
Videotron, Ltd./Videotron Ltee Senior Notes 5.13% due 04/15/2027*	30,000	31,350
		32,410
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	8,000	7,980
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	12,000	11,970
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	10,000	10,350
		30,300
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	5,137
Venator Finance SARL/Venator Materials Corp. Company Guar. Notes 5.75% due 07/15/2025*	15,000	15,825
		20,962
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	5,000	5,188
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*(2)	15,000	14,981
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	63,300
		78,281
Diamonds/Precious Stones — 0.0%
Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes
7.13% due 11/01/2022*(2)	5,000	5,163
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*(2)	10,000	10,150
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	15,000	16,462
		26,612
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,856
Teck Resources, Ltd. Company Guar. Notes 3.75% due 02/01/2023	5,000	5,013
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	5,000	5,219
		16,088
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025	41,000	53,187

27

Electric-Integrated — 0.0%
Iberdrola International BV Company Guar. Notes 6.75% due 07/15/2036	10,000		13,194
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*(2)	5,000		5,219
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,785
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	10,000		10,325
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025*	5,000		5,300
			15,625
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000		5,238
Medical Products — 0.0%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000		8,150
Medical-Biomedical/Gene — 0.0%
Concordia International Corp. Senior Notes 7.00% due 04/15/2023*	15,000		1,350
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000		22,611
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000		27,377
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	5,000		5,006
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	5,000		4,575
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000		5,088
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	19,000		17,622
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	20,000		18,300
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000		5,250
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000		16,050
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*(2)	10,000		10,422
			132,301
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	2,000		2,129
Motion Pictures & Services — 0.0%
LG FinanceCo Corp. Company Guar. Notes 5.88% due 11/01/2024*	15,000		15,844
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	15,000		12,900
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	10,000		10,500
Shelf Drilling Holdings, Ltd. Sec. Notes 9.50% due 11/02/2020*(2)	10,000		10,187
			33,587
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	5,000		4,763
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	15,000		15,310
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	5,000		4,250
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000		9,875
Seven Generations Energy, Ltd. Company Guar. Notes 5.38% due 09/30/2025*	10,000		10,100

28

Seven Generations Energy, Ltd. Company Guar. Notes 6.75% due 05/01/2023*	10,000	10,625
		54,923
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.12% due 05/04/2026	20,000	20,214
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	25,000	24,940
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	30,000	35,925
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	36,171
		117,250
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023	5,000	5,050
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	10,000	10,625
		15,675
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	18,075
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 4.25% due 12/01/2026	15,000	15,685
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	25,000	24,977
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	15,000	15,112
New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	10,000	9,975
New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,119
		30,206
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	2,000	1,820
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	25,000	24,062
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	6,000	3,195
		29,077
Security Services — 0.0%
GW Honos Security Corp. Senior Notes 8.75% due 05/15/2025*	15,000	16,125
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	10,000	11,512
ArcelorMittal Senior Notes 7.50% due 10/15/2039	17,000	21,760
		33,272
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,868
Television — 0.0%
Videotron, Ltd.
Company Guar. Notes
5.00% due 07/15/2022	25,000	26,312
Total Foreign Corporate Bonds & Notes (cost $1,048,864)		1,073,386
LOANS(12)(13)(14) — 0.1%
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. FRS 1st Lien 4.90% (1 ML +3.50%) due 11/01/2024	30,000	30,112
Building & Construction Products-Misc. — 0.0%
CPG International, Inc. FRS BTL-B 5.08% (3 ML +3.75%) due 09/30/2020	4,728	4,749
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 4.85% (1 ML+3.50%) due 09/07/2023	19,850	14,788
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 5.08% (3 ML+3.75%) due 06/30/2021	14,923	14,944
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.39% (3 ML +3.00%) due 07/06/2021	6,989	7,021

29

Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 6.24% (1 ML +4.75%) due 11/17/2022	15,000	15,038
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 6.10% (1 ML +4.75%) due 04/16/2021	20,000	19,512
Telecommunication Equipment — 0.1%
Avaya Inc. FRS BTL 6.23% (1 ML +4.75%) due 04/30/2020†(9)(10)	8,199	6,436
Avaya, Inc. FRS 1st Lien 6.75% (3 ML +4.75%) due 11/09/2024	25,000	24,573
		31,009
Total Loans (cost $142,208)		137,173
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	38,032
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	18,171
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	44,425
Total Municipal Bonds & Notes (cost $70,183)		100,628
U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 06/01/2035	3,814	4,237
7.50% due 10/01/2029	4,505	5,026
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 13.17% (16.95%-1 ML) due 06/15/2034(4)(15)	13,583	15,866
Series 3065, Class DC 15.43% (19.86%-1 ML) due 03/15/2035(4)(15)	29,840	38,122
Series 3072, Class SM 18.38% (23.80%-1 ML) due 11/15/2035(4)(15)	15,205	21,072
		84,323
Federal National Mtg. Assoc. — 2.2%
Fannie Mae Connecticut Avenue Securities FRS
Series 2016-C05, Class 2M1 2.90% (1 ML+1.35%) due 01/25/2029	6,009	6,046
Series 2017-C01, Class 1M2 5.10% (1 ML+3.55%) due 07/25/2029	15,000	16,301
Series 2016-C03, Class 1M2 6.85% (1 ML+5.30%) due 10/25/2028	10,000	11,743
Federal National Mtg. Assoc.
3.00% due January TBA	1,000,000	1,000,000
3.50% due January TBA	1,000,000	1,025,117
4.00% due 05/01/2019	17,749	18,267
4.00% due 09/01/2020	3,575	3,679
4.00% due 08/01/2047	979,649	1,025,478
4.50% due 04/01/2018	52	53
4.50% due 03/01/2020	1,750	1,779
4.50% due 04/01/2020	2,606	2,646
4.50% due 09/01/2020	2,887	2,932
4.50% due 11/01/2020	1,616	1,649
5.00% due 03/01/2021	1,294	1,317
5.50% due 03/01/2018	54	54
6.00% due 06/01/2036	1,597	1,812
6.50% due 01/01/2036	378	419
6.50% due 06/01/2036	6,803	7,541
6.50% due 07/01/2036	4,167	4,663
6.50% due 09/01/2036	12,205	13,690
6.50% due 11/01/2036	21,020	23,299
7.00% due 06/01/2033	4,072	4,531
7.00% due 04/01/2035	6,351	7,300
7.50% due 04/01/2024	5,009	5,350
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.40% due 10/25/2041(4)(6)(7)	86,966	1,492
Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 15.59% (20.25%-1 ML) due 08/25/2035(4)(15)	7,649	10,031
Series 2005-122, Class SE 17.67% (23.10%-1 ML) due 11/25/2035(4)(15)	9,319	12,838
Series 2006-8, Class HP 18.88% (24.57%-1 ML) due 03/25/2036(4)(15)	16,219	22,774
		3,232,801
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	15,938	18,630
6.50% due 09/20/2037	3,876	4,551
		23,181
Total U.S. Government Agencies (cost $3,368,087)		3,340,305

30

U.S. GOVERNMENT TREASURIES — 3.3%
United States Treasury Bonds — 0.6%
2.75% due 08/15/2042(16)	610,000	614,242
3.00% due 02/15/2047	180,000	189,302
		803,544
United States Treasury Notes — 2.7%
0.88% due 06/15/2019	300,000	295,805
1.00% due 08/31/2019	910,000	897,132
1.13% due 12/31/2019	420,000	413,782
1.13% due 03/31/2020	600,000	589,758
1.63% due 07/31/2019	70,000	69,743
1.63% due 02/15/2026	190,000	179,431
1.88% due 11/30/2021	430,000	426,506
2.00% due 11/30/2020	450,000	450,422
2.00% due 02/15/2022	510,000	507,569
2.13% due 12/31/2022	110,000	109,545
		3,939,693
Total U.S. Government Treasuries (cost $4,750,096)		4,743,237
EXCHANGE-TRADED FUNDS — 2.1%
iShares MSCI Emerging Markets ETF	2,144	101,025
iShares MSCI India ETF	18,057	651,316
SPDR S&P 500 ETF Trust, Series 1	7,694	2,053,221
SPDR S&P MidCap 400 ETF	809	279,437
Total Exchange-Traded funds (cost $3,008,891)		3,084,999
EQUITY CERTIFICATES(2) — 0.1%
Airport Development/Maintenance — 0.1%
UBS AG - Shanghai International Airport Co., Ltd.	7,200	49,765
Beverages-Wine/Spirits — 0.0%
UBS AG - Wuliangye Yibin Co., Ltd.	28	344
Diversified Banking Institutions — 0.0%
UBS AG-Qingdao Haier Co., Ltd.	16,700	48,315
Medical-Biomedical/Gene — 0.0%
UBS AG - Jiangsu Nhwa Pharmaceutical Co., Ltd.	16,300	35,694
Medical-Drugs — 0.0%
UBS AG - Tonghua Dongbao Pharmaceutical Co., Ltd.	13,100	46,047
Total Equity Certificates (cost $153,817)		180,165
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Halcon Resources Corp. Expires 09/09/2020 (Strike Price $14.04) (cost $0)	198	141
Total Long-Term Investment Securities (cost $115,195,048)		132,339,549

SHORT-TERM INVESTMENT SECURITIES — 7.6%
Commercial Paper — 5.2%
Alpine Securitization, Ltd. 1.54% due 01/22/18	700,000	699,254
American Honda Finance Corp. 1.41% due 01/09/18	700,000	699,693
Apple, Inc. 1.23% due 01/08/18	670,000	669,737
Atlantic Asset Securitization, Ltd. 1.52% due 02/09/18	700,000	698,643
Chevron Corp. 1.36% due 01/23/18	700,000	698,312
Fairway Finance Corp. 1.63% due 02/20/18	700,000	698,312
Metlife Short Term Funding LLC 1.60% due 02/06/18	700,000	698,790
Microsoft Corp. 1.44% due 02/01/18	700,000	699,033
Nationwide Building Society 1.56% due 02/15/18	700,000	698,468
Regency Markets No.1 LLC 1.44% due 01/11/18	700,000	699,613
Victory Receivables Corp. 1.36% due 01/03/18	675,000	674,860
		7,634,715
U.S. Government Agencies — 1.4%
Federal Home Loan Bank Disc. Notes 1.32% due 02/27/2018	2,000,000	1,995,894
U.S. Government Treasuries — 1.0%
United States Treasury Bills
1.28% due 03/08/2018	1,500,000	1,496,496
Total Short-Term Investment Securities (cost $11,129,483)		11,127,105
REPURCHASE AGREEMENTS — 3.0%
Agreement with Bank of America Securities LLC, bearing interest at 1.38%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $4,360,669 collateralized by $4,382,000 of United States Treasury Bonds, bearing interest at 2.75% due 08/15/2042 and having an approximate value of $4,462,622. (cost $4,360,000)	4,360,000	4,360,000
TOTAL INVESTMENTS (cost $130,684,531)	101.4%	147,826,654
Liabilities in excess of other assets	(1.4)	(1,986,376)
NET ASSETS	100.0%	$145,840,278

@                                    Effective October 9, 2017, the Board of Directors approved a change in the name of the Asset Allocation: Diversified Growth Portfolio to the “SA Putnam Asset Allocation Diversified Growth Portfolio”.

†                                         Non-income producing security

31

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $5,208,722 representing 3.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Illiquid security.  At December 31, 2017, the aggregate value of these securities was $749,713 representing 0.5% of net assets.

(3)                                 Perpetual maturity - maturity date reflects the next call date.

(4)                                 Collateralized Mortgage Obligation

(5)                                 Commercial Mortgage Backed Security

(6)                                 Interest Only

(7)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)                                 PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(9)                                 Security in default of interest

(10)                          Company has filed for bankruptcy protection.

(11)                          PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(12)                          The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)                          Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)                          All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(15)                          Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2017.

(16)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)                          Denominated in United States Dollars unless otherwise indicated.

(18)                          Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Vistra Energy Corp. CVR	10/06/2016	1,362	$0	$1,226	$0.90	0.00%

ADR                     —  American Depositary Receipt

BTL                       —  Bank Term Loan

CAD                     —  Canadian Dollar

CVA                     —  Certification Van Aandelen (Dutch Cert.)

CVR                     —  Contingent Value Rights

DAC                     —  Designated Activity Company

GDR                     —  Global Depositary Receipt

REMIC     —  Real Estate Mortgage Investment Conduit

TBA                      —  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS                         —  Floating Rate Security

VRS                       —  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
92	Long	E-Mini Russell 2000 Index	March 2018	$7,009,709	$7,067,900	$58,191
10	Long	S&P 500 E-Mini Index	March 2018	1,321,119	1,338,000	16,881
17	Short	S&P 500 E-Mini Index	March 2018	2,245,827	2,274,600	(28,773)
9	Long	TOPIX Index	March 2018	1,431,647	1,451,342	19,695
66	Long	U.S. Treasury 10 Year Notes	March 2018	8,240,719	8,187,094	(53,625)
1	Short	U.S. Treasury 10 Year Ultra Notes	March 2018	134,204	133,563	641
4	Long	U.S. Treasury 2 Year Notes	March 2018	858,501	856,438	(2,063)
43	Short	U.S. Treasury 2 Year Notes	March 2018	9,226,859	9,206,703	20,156
53	Short	U.S. Treasury 5 Year Notes	March 2018	6,189,406	6,156,695	32,711
						$63,814

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)
Citibank N.A.	$6,618	11/27/2018	(3 Month USD LIBOR-BBA plus 37 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$190,922
Citibank N.A.@	5,647	11/27/2018	3 Month USD LIBOR-BBA plus 35 bps/Quarterly	Russell 1000 Index Total Return/Quarterly	—	(164,374)
Net Unrealized Appreciation (Depreciation)					$—	$26,548

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@   Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs (see Note 1).

(1) The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

Common Stock	Percentage*	Shares	Value
Johnson & Johnson	3.1%	43	202,895
JPMorgan Chase & Co.	2.8	51	184,490
Pfizer, Inc.	2.3	125	154,280
Texas Instruments, Inc.	2.2	41	145,571
McDonald’s Corp.	2.2	25	144,278
Apple, Inc.	2.1	24	136,386
UnitedHealth Group, Inc.	2.0	18	133,154
Altria Group, Inc.	1.9	53	127,575
Applied Materials, Inc.	1.9	72	125,227
PNC Financial Services Group, Inc.	1.9	25	123,628
Intu Properties PLC	1.9	23	122,778
Raytheon Co.	1.8	19	120,464
Norfolk Southern Corp.	1.8	24	117,641
Danaher Corp.	1.7	36	114,613
Northrop Grumman Corp.	1.7	11	113,558
Honeywell International, Inc.	1.7	22	113,422
eBay, Inc.	1.7	87	112,130
Exxon Mobil Corp.	1.7	39	110,531
Humana, Inc.	1.6	13	106,891
Lowe’s Cos., Inc.	1.5	32	100,903
Walt Disney Co.	1.5	27	98,760
Zoetis, Inc.	1.5	40	98,249
Sherwin-Williams Co.	1.5	7	98,113
Automatic Data Processing, Inc.	1.5	24	96,480
Kimberly-Clark Corp.	1.4	23	95,698
TJX Cos., Inc.	1.4	35	92,126
CBS Corp., Class B	1.3	44	89,166
Allstate Corp.	1.3	24	84,301
Aflac, Inc.	1.2	26	76,341
Alphabet, Inc., Class A	1.2	2	76,307
Juniper Networks, Inc.	1.1	77	74,436
Ross Stores, Inc.	1.1	27	74,333
Verizon Communications, Inc.	1.1	39	70,659
Berkshire Hathaway, Inc., Class B	1.1	10	70,455
CME Group, Inc.	1.1	14	70,183
F5 Networks, Inc.	1.0	15	66,577
Marathon Petroleum Corp.	1.0	29	66,169
General Dynamics Corp.	1.0	10	65,760
CVS Health Corp.	1.0	26	64,808
Fidelity National Information Services, Inc.	1.0	20	64,196
Sysco Corp.	0.9	29	60,249
Kinder Morgan, Inc.	0.9	97	59,603
Adobe Systems, Inc.	0.9	10	58,991
Microsoft Corp.	0.9	20	57,936
Waste Management, Inc.	0.8	18	54,296
Harris Corp.	0.8	11	53,377
NetApp, Inc.	0.8	28	52,799
Great Plains Energy, Inc.	0.8	48	52,425
Baker Hughes, a GE Company	0.8	48	51,642
Equity Residential	0.8	23	50,486

*Represents the weighting of the component in the custom basket.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	HKD	1,255,500	USD	161,300	02/22/2018	$443	$—
	USD	282,944	HKD	2,206,200	02/22/2018	—	(280)
	USD	345,968	GBP	255,300	03/21/2018	—	(394)
						443	(674)
Citibank N.A.	CAD	17,600	USD	14,099	01/17/2018	94	—
	USD	240,161	JPY	26,610,000	02/22/2018	—	(3,442)
	USD	177,445	DKK	1,100,000	03/21/2018	710	—
	USD	315,995	EUR	263,500	03/21/2018	1,632	—
						2,436	(3,442)
Credit Suisse AG	AUD	271,400	USD	205,634	01/17/2018	—	(6,126)
	JPY	62,757,400	USD	560,831	02/22/2018	2,549	—
	USD	212,076	AUD	271,400	01/17/2018	—	(317)
	USD	552,357	JPY	62,757,400	02/22/2018	5,924	—
						8,473	(6,443)
Goldman Sachs International	USD	298,973	EUR	251,600	03/21/2018	4,309	—

JPMorgan Chase Bank	NOK	450,600	USD	54,581	03/21/2018	—	(417)
	USD	296,099	AUD	379,000	01/17/2018	—	(385)
	USD	295,493	JPY	33,571,000	02/22/2018	3,150	—
	USD	161,009	SGD	218,600	02/22/2018	2,557	—
	USD	683,384	CHF	668,100	03/21/2018	6,021	—
	USD	471,940	EUR	394,900	03/21/2018	4,078	—
	USD	304,954	GBP	225,000	03/21/2018	—	(394)
	USD	190,288	SEK	1,581,500	03/21/2018	3,411	—
						19,217	(1,196)
State Street Bank And Trust Co.	JPY	38,744,300	USD	340,969	02/22/2018	—	(3,696)
	USD	12,475	ILS	43,900	01/17/2018	147	—
	USD	560,864	JPY	62,757,400	02/22/2018	—	(2,582)
						147	(6,278)
UBS AG	USD	390,752	AUD	508,300	01/17/2018	5,849	—

Net Unrealized Appreciation (Depreciation)						$40,874	$(18,033)

AUD — Australian Dollar	GBP — Pound Sterling	SEK — Swedish Krona
CAD — Canadian Dollar	HKD — Hong Kong Dollar	SGD — Singpore Dollar
CHF — Swiss Franc	ILS — New Israeli Sheqel	USD — United States Dollar
DKK — Danish Krone	JPY — Japanese Yen
EUR — Euro Currency	NOK — Norwegian Krone

32

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$—	$18,871	#	—	$18,871
Hazardous Waste Disposal	—	—		78	78
Oil Companies-Exploration & Production	12,324	40,855	**	810	53,989
Other Industries	85,203,463	23,097,342	**	—	108,300,805
Convertible Preferred Securities	13,595	—		—	13,595
Preferred Securities	15,051	—		—	15,051
Preferred Securities/Capital Securities	—	703,073		—	703,073
Asset Backed Securities	—	2,005,590		—	2,005,590
Convertible Bonds & Notes	—	10,303		—	10,303
U.S. Corporate Bonds & Notes:
Oil-Field Services	—	63,027		3	63,030
Telecommunication Equipment	—	47,025		0	47,025
Other Industries	—	8,448,105		—	8,448,105
Foreign Corporate Bonds & Notes	—	1,073,386		—	1,073,386
Loans	—	137,173		—	137,173
Municipal Bonds & Notes	—	100,628		—	100,628
U.S. Government Agencies	—	3,340,305		—	3,340,305
U.S. Government Treasuries	—	4,743,237		—	4,743,237
Exchange-Traded Funds	3,084,999	—		—	3,084,999
Equity Certificates	—	180,165		—	180,165
Warrants	141	—		—	141
Short-Term Investment Securities:
Commercial Paper	—	7,634,715		—	7,634,715
U.S. Government Agencies	—	1,995,894		—	1,995,894
U.S. Government Treasuries	—	1,496,496		—	1,496,496
Repurchase Agreements	—	4,360,000		—	4,360,000
Total Investments at Value	$88,329,573	$59,496,190		$891	$147,826,654

Other Financial Instruments:†
Futures Contracts	$148,275	$—		$—	$148,275
Over the Counter Total Return Swap Contracts	—	190,922		—	190,922
Forward Foreign Currency Contracts	—	40,874		—	40,874
Total Other Financial Instruments	$148,275	$231,796		$—	$380,071

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$84,461	$—		$—	$84,461
Over the Counter Total Return Swap Contracts	—	164,374		—	164,374
Forward Foreign Currency Contracts	—	18,033		—	18,033
Total Other Financial Instruments	$84,461	$182,407		$—	$266,868

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

# Amount includes $17,645 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,989,767 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA T. ROWE PRICE GROWTH STOCK PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.1%
Aerospace/Defense — 2.6%
Boeing Co.	39,890	$11,763,960
Airlines — 1.8%
American Airlines Group, Inc.	113,000	5,879,390
United Continental Holdings, Inc.†	29,297	1,974,618
		7,854,008
Applications Software — 8.2%
Dropbox, Inc., Class A†(1)(2)(3)	38,413	472,864
Intuit, Inc.	38,100	6,011,418
Microsoft Corp.	224,200	19,178,068
Red Hat, Inc.†	14,700	1,765,470
salesforce.com, Inc.†	55,400	5,663,542
ServiceNow, Inc.†	28,437	3,707,900
		36,799,262
Athletic Footwear — 0.3%
NIKE, Inc., Class B	23,300	1,457,415
Auto-Cars/Light Trucks — 1.9%
Ferrari NV	29,575	3,100,643
Tesla, Inc.†	17,810	5,545,144
		8,645,787
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	17,400	1,476,042
Banks-Commercial — 0.3%
First Republic Bank	16,723	1,448,881
Banks-Fiduciary — 0.5%
State Street Corp.	21,800	2,127,898
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	34,235	2,343,043
Casino Hotels — 1.0%
Caesars Entertainment Corp.†	285,100	3,606,515
MGM Resorts International	29,480	984,337
		4,590,852
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	36,100	2,292,711
Commercial Services-Finance — 3.0%
Equifax, Inc.	28,956	3,414,491
PayPal Holdings, Inc.†	95,552	7,034,538
TransUnion†	58,308	3,204,608
		13,653,637
Computers — 6.2%
Apple, Inc.	163,272	27,630,521
Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	34,300	3,227,287
Fiserv, Inc.†	26,517	3,477,174
		6,704,461
Diagnostic Equipment — 0.4%
Danaher Corp.	21,400	1,986,348
Diversified Banking Institutions — 2.4%
JPMorgan Chase & Co.	44,800	4,790,912
Morgan Stanley	110,800	5,813,676
		10,604,588
Diversified Manufacturing Operations — 0.7%
Illinois Tool Works, Inc.	20,200	3,370,370
E-Commerce/Products — 8.8%
Alibaba Group Holding, Ltd. ADR†	71,239	12,283,741
Amazon.com, Inc.†	23,293	27,240,464
Flipkart, Ltd. †(1)(2)(3)	772	67,630
		39,591,835
E-Commerce/Services — 3.8%
Priceline Group, Inc.†	9,710	16,873,455
Electric-Integrated — 0.7%
NextEra Energy, Inc.	21,000	3,279,990
Electronic Components-Semiconductors — 0.9%
Xilinx, Inc.	59,534	4,013,782
Electronic Measurement Instruments — 0.7%
Fortive Corp.	46,249	3,346,115
Enterprise Software/Service — 0.7%
Workday, Inc., Class A†	31,309	3,185,378
Entertainment Software — 0.9%
Electronic Arts, Inc.†	38,900	4,086,834
Finance-Credit Card — 5.4%
Mastercard, Inc., Class A	56,900	8,612,384
Visa, Inc., Class A	98,400	11,219,568
Worldpay, Inc., Class A†	58,900	4,332,095
		24,164,047
Finance-Investment Banker/Broker — 1.1%
TD Ameritrade Holding Corp.	94,733	4,843,698
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	55,700	3,930,192
Food-Misc./Diversified — 0.3%
Kraft Heinz Co.	16,000	1,244,160
Gas-Distribution — 0.5%
Sempra Energy	19,662	2,102,261
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	9,064	1,230,257
Instruments-Controls — 1.1%
Honeywell International, Inc.	31,800	4,876,848
Insurance-Multi-line — 0.8%
Chubb, Ltd.	24,300	3,550,959
Internet Application Software — 1.3%
Tencent Holdings, Ltd.	109,900	5,681,279
Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	103,128	18,197,967
Netflix, Inc.†	20,900	4,011,964
		22,209,931
Internet Security — 1.3%
Symantec Corp.	201,428	5,652,070
Lighting Products & Systems — 0.9%
Acuity Brands, Inc.	23,554	4,145,504
Machinery-General Industrial — 1.3%
Roper Technologies, Inc.	15,824	4,098,416
Wabtec Corp.	18,589	1,513,702
		5,612,118
Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	16,853	6,150,334
Medical Products — 3.2%
Becton Dickinson and Co.	34,939	7,479,042

1

Stryker Corp.	43,379	6,716,805
		14,195,847
Medical-Biomedical/Gene — 4.6%
Alexion Pharmaceuticals, Inc.†	39,946	4,777,142
Alnylam Pharmaceuticals, Inc.†	15,023	1,908,672
Biogen, Inc.†	10,169	3,239,539
Celgene Corp.†	16,600	1,732,376
Incyte Corp.†	25,000	2,367,750
Vertex Pharmaceuticals, Inc.†	43,886	6,576,756
		20,602,235
Medical-Drugs — 0.4%
Merck & Co., Inc.	20,700	1,164,789
Zoetis, Inc.	8,500	612,340
		1,777,129
Medical-HMO — 5.4%
Aetna, Inc.	3,759	678,086
Anthem, Inc.	21,500	4,837,715
Centene Corp.†	19,384	1,955,458
Cigna Corp.	22,655	4,601,004
Humana, Inc.	7,670	1,902,697
UnitedHealth Group, Inc.	46,500	10,251,390
		24,226,350
Real Estate Investment Trusts — 2.9%
American Tower Corp.	26,200	3,737,954
Crown Castle International Corp.	76,644	8,508,250
Equinix, Inc.	1,716	777,726
		13,023,930
Real Estate Management/Services — 0.0%
WeWork Cos., Inc., Class A†(1)(2)(3)	532	24,392
Retail-Building Products — 0.2%
Home Depot, Inc.	4,300	814,979
Retail-Discount — 0.8%
Dollar General Corp.	19,250	1,790,442
Dollarama, Inc.	13,023	1,627,098
		3,417,540
Retail-Restaurants — 1.3%
Restaurant Brands International, Inc.	40,276	2,476,168
Yum! Brands, Inc.	40,500	3,305,205
		5,781,373
Semiconductor Equipment — 0.3%
ASML Holding NV	8,100	1,407,942
Software Tools — 1.1%
VMware, Inc., Class A†	40,971	5,134,486
Tobacco — 1.9%
British American Tobacco PLC	37,121	2,505,314
Philip Morris International, Inc.	57,283	6,051,949
		8,557,263
Water — 0.5%
American Water Works Co., Inc.	24,300	2,223,207
Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	10,800	11,376,720
Alphabet, Inc., Class C†	11,766	12,311,942
		23,688,662
Total Common Stocks (cost $321,012,716)		439,396,166
CONVERTIBLE PREFERRED SECURITIES — 1.6%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)(3)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)(3)	16,678	450,306
		1,170,288
E-Commerce/Products — 0.3%
Flipkart, Ltd., Series A†(1)(2)(3)	265	23,215
Flipkart, Ltd., Series C†(1)(2)(3)	465	40,736
Flipkart, Ltd., Series E†(1)(2)(3)	864	75,689
Flipkart, Ltd., Series G†(1)(2)(3)	3,830	453,370
Flipkart, Ltd., Series H†(1)(2)(3)	3,563	500,933
		1,093,943
E-Commerce/Services — 0.9%
Airbnb, Inc., Series D†(1)(2)(3)	13,329	1,453,083
Airbnb, Inc., Series E†(1)(2)(3)	8,841	963,817
Uber Technologies, Inc., Series G†(1)(2)(3)	20,747	721,761
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	19,048	970,155
		4,108,816
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series E†(1)(2)(3)	13,398	614,298
Total Convertible Preferred Securities (cost $5,552,358)		6,987,345
Total Long-Term Investment Securities (cost $326,565,074)		446,383,511
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(4)	500,614	500,614
T. Rowe Price Government Reserve Fund 1.24%(4)	2,150,883	2,150,883
Total Short-Term Investment Securities (cost $2,651,497)		2,651,497
TOTAL INVESTMENTS (cost $329,216,571)	100.3%	449,035,008
Liabilities in excess of other assets	(0.3)	(1,247,494)
NET ASSETS	100.0%	$447,787,514

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Stock Portfolio to the “SA T. Rowe Price Growth Stock Portfolio”.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $7,552,231 representing 1.7% of net assets.

2

(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$472,864	$12.31	0.11%
Flipkart, Ltd.	03/19/2015	772	88,008	67,630	87.60	0.02
WeWork Cos., Inc., Class A	06/23/2015	532	17,497	24,392	45.85	0.01
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,453,083	109.02	0.32
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	963,817	109.02	0.22
Flipkart, Ltd.
Series A	03/19/2015	265	30,209	23,215	87.60	0.01
Flipkart, Ltd.
Series C	03/19/2015	465	53,010	40,736	87.60	0.01
Flipkart, Ltd.
Series E	03/19/2015	864	98,496	75,689	87.60	0.02
Flipkart, Ltd.
Series G	12/17/2014	3,830	458,681	453,370	118.37	0.10
Flipkart, Ltd.
Series H	04/17/2015	3,563	506,801	500,933	140.59	0.11
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	719,982	27.00	0.16
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	450,306	27.00	0.10
Uber Technologies, Inc.,
Series G	12/03/2015	20,747	1,011,878	721,761	34.79	0.16
WeWork Cos., Inc.,
Series E	06/23/2015	13,398	440,655	614,298	45.85	0.14
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	970,155	50.93	0.22
				$7,552,231		1.71%

(4)	The rate shown is the 7-day yield as of December 31, 2017.
ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017  (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Applications Software	$36,326,398	$—		$472,864	$36,799,262
E-Commerce/Products	39,524,205	—		67,630	39,591,835
Real Estate Management/Services	—	—		24,392	24,392
Other Industries	354,794,084	8,186,593	**	—	362,980,677
Convertible Preferred Securities	—	—		6,987,345	6,987,345
Short-Term Investment Securities	2,651,497	—		—	2,651,497
Total Investment at Value	$433,296,184	$8,186,593		$7,552,231	$449,035,008

*      For a detailed presentation of investments, please refer to the Portfolio of Investments.

**    Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period.  Securities currently valued at $5,681,279 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing prodecures for foreign equity securities.  There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$488,832	$6,388,402
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	18,126	—
Realized Loss	(4,305)	(14,901)
Change in unrealized appreciation(1)	148,146	746,510
Change in unrealized depreciation(1)	(23,484)	(374,478)
Net purchases	—	450,306
Net sales	(62,429)	(208,494)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2017	$564,886	$6,987,345

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$124,662	$372,032

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at Decemerber 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at December 31, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$24,392	Market Approach	Secondary Market Transaction/Tender Price*	$26-$51.81 ($38.905)
	$67,630	Market Approach	Primary Market Transaction Price*	$88.1135
			Secondary Market Transaction/Tender Price*	$85.3000
	$472,864	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)	2018 Estimated Revenue Multiple*	5.0x -6.51x (5.937x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	2.01
			Risk-free rate	1.91%

Convertible Preferred Securities	$614,298	Market Approach	Secondary Market Transaction/Tender Price*	$26-$51.81 ($38.905)
	$1,815,704	Market Approach	Primary Market Transaction Price*	$48.7722 - $88.1135 ($68.4429)
			Secondary Market Transaction/Tender Price*	$35.9689 - $85.30 ($60.6346)
	$2,140,443	Market Approach	Market Transaction Price*	$27.00 - $ 50.9321 ($34.9774)
	$2,416,900	Market Approach	Market Transaction Price*	$105.0000
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparable.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.9%
Aerospace/Defense — 3.0%
Boeing Co.	19,717	$5,814,740
General Dynamics Corp.	20,194	4,108,469
Lockheed Martin Corp.	2,433	781,115
Northrop Grumman Corp.	14,782	4,536,744
Raytheon Co.	2,774	521,096
Rockwell Collins, Inc.	2,561	347,323
TransDigm Group, Inc.	760	208,711
		16,318,198
Aerospace/Defense-Equipment — 0.0%
Harris Corp.	1,181	167,289
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,578	67,128
Monsanto Co.	10,992	1,283,646
		1,350,774
Airlines — 0.4%
American Airlines Group, Inc.	3,618	188,245
Southwest Airlines Co.	5,754	376,599
United Continental Holdings, Inc.†	25,142	1,694,571
		2,259,415
Apparel Manufacturers — 0.2%
Carter’s, Inc.	7,217	847,925
Hanesbrands, Inc.	2,409	50,372
Michael Kors Holdings, Ltd.†	2,393	150,640
VF Corp.	3,199	236,726
		1,285,663
Applications Software — 6.6%
Citrix Systems, Inc.†	1,261	110,968
Intuit, Inc.	17,392	2,744,110
Microsoft Corp.	303,299	25,944,197
Red Hat, Inc.†	2,784	334,358
salesforce.com, Inc.†	64,548	6,598,742
		35,732,375
Athletic Footwear — 1.1%
NIKE, Inc., Class B	96,484	6,035,074
Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC	45,610	3,869,096
BorgWarner, Inc.	2,089	106,727
Delphi Technologies PLC†	12,179	639,032
		4,614,855
Banks-Fiduciary — 0.6%
Northern Trust Corp.	31,307	3,127,256
Banks-Super Regional — 0.4%
Comerica, Inc.	1,395	121,100
SunTrust Banks, Inc.	32,527	2,100,919
		2,222,019
Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	151,377	6,945,177
Dr Pepper Snapple Group, Inc.	1,363	132,293
Monster Beverage Corp.†	48,183	3,049,502
PepsiCo, Inc.	10,963	1,314,683
		11,441,655
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,064	141,735
Constellation Brands, Inc., Class A	2,710	619,425
		761,160
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,088	92,893
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,423	165,830
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	425	93,942
Vulcan Materials Co.	15,784	2,026,192
		2,120,134
Building Products-Wood — 0.0%
Masco Corp.	3,266	143,508
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	5,369	274,195
Lennar Corp., Class A	1,898	120,029
PulteGroup, Inc.	4,255	141,479
		535,703
Cable/Satellite TV — 1.8%
Charter Communications, Inc., Class A†	3,051	1,025,014
Comcast Corp., Class A	212,711	8,519,076
		9,544,090
Casino Hotels — 0.4%
Las Vegas Sands Corp.	24,449	1,698,961
MGM Resorts International	3,527	117,767
Wynn Resorts, Ltd.	1,261	212,592
		2,029,320
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	13,321	846,017
Chemicals-Diversified — 0.1%
FMC Corp.	2,112	199,922
PPG Industries, Inc.	1,922	224,528
		424,450
Chemicals-Specialty — 0.2%
Albemarle Corp.	1,026	131,215
International Flavors & Fragrances, Inc.	758	115,678
Valvoline, Inc.	30,308	759,519
		1,006,412
Coatings/Paint — 0.9%
Sherwin-Williams Co.	11,525	4,725,711
Commercial Services — 0.8%
Cintas Corp.	1,355	211,150
CoStar Group, Inc.†	5,096	1,513,257
Ecolab, Inc.	12,225	1,640,351
ServiceMaster Global Holdings, Inc.†	16,783	860,464
		4,225,222
Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	6,977	817,635
Equifax, Inc.	1,115	131,481
Global Payments, Inc.	19,135	1,918,092
H&R Block, Inc.	2,105	55,193
Moody’s Corp.	2,616	386,148
PayPal Holdings, Inc.†	17,774	1,308,522
S&P Global, Inc.	9,704	1,643,858
Total System Services, Inc.	2,632	208,165

1

Vantiv, Inc., Class A†	9,219	678,057
Western Union Co.	2,818	53,570
		7,200,721
Computer Aided Design — 0.3%
ANSYS, Inc.†	1,335	197,033
Autodesk, Inc.†	2,104	220,562
Cadence Design Systems, Inc.†	29,383	1,228,797
Synopsys, Inc.†	2,364	201,507
		1,847,899
Computer Services — 0.5%
Accenture PLC, Class A	6,125	937,676
Amdocs, Ltd.	14,427	944,680
Cognizant Technology Solutions Corp., Class A	9,277	658,852
DXC Technology Co.	2,334	221,497
		2,762,705
Computer Software — 0.2%
Akamai Technologies, Inc.†	1,064	69,203
SS&C Technologies Holdings, Inc.	19,644	795,189
		864,392
Computers — 6.5%
Apple, Inc.	209,722	35,491,254
Computers-Memory Devices — 0.0%
NetApp, Inc.	4,244	234,778
Consulting Services — 0.4%
Gartner, Inc.†	9,736	1,198,988
Verisk Analytics, Inc.†	11,781	1,130,976
		2,329,964
Consumer Products-Misc. — 0.1%
Clorox Co.	1,156	171,944
Kimberly-Clark Corp.	2,435	293,807
		465,751
Containers-Metal/Glass — 0.3%
Ball Corp.	35,914	1,359,345
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	965	116,331
Sealed Air Corp.	35,969	1,773,271
		1,889,602
Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	35,149	2,651,992
Estee Lauder Cos., Inc., Class A	32,650	4,154,386
Procter & Gamble Co.	14,833	1,362,856
		8,169,234
Cruise Lines — 0.2%
Carnival Corp.	2,887	191,610
Norwegian Cruise Line Holdings, Ltd.†	9,739	518,602
Royal Caribbean Cruises, Ltd.	1,778	212,080
		922,292
Data Processing/Management — 0.4%
Fidelity National Information Services, Inc.	3,257	306,451
Fiserv, Inc.†	12,371	1,622,209
Paychex, Inc.	3,270	222,622
		2,151,282
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,135	252,186
Diagnostic Equipment — 1.2%
Abbott Laboratories	27,384	1,562,805
Danaher Corp.	27,233	2,527,767
Thermo Fisher Scientific, Inc.	12,159	2,308,751
		6,399,323
Diagnostic Kits — 0.0%
IDEXX Laboratories, Inc.†	1,372	214,553
Distribution/Wholesale — 0.3%
Fastenal Co.	25,478	1,393,392
LKQ Corp.†	2,820	114,689
		1,508,081
Diversified Banking Institutions — 0.4%
Bank of America Corp.	73,254	2,162,458
Diversified Manufacturing Operations — 1.7%
3M Co.	16,580	3,902,435
A.O. Smith Corp.	22,781	1,396,020
Dover Corp.	1,373	138,659
Illinois Tool Works, Inc.	19,984	3,334,330
Ingersoll-Rand PLC	1,651	147,253
Parker-Hannifin Corp.	1,174	234,307
		9,153,004
Drug Delivery Systems — 0.2%
DexCom, Inc.†	23,286	1,336,384
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	18,026	21,080,866
eBay, Inc.†	15,283	576,781
Wayfair, Inc., Class A†	7,070	567,509
		22,225,156
E-Commerce/Services — 1.1%
Expedia, Inc.	1,141	136,658
Priceline Group, Inc.†	3,226	5,605,949
TripAdvisor, Inc.†	631	21,744
		5,764,351
Electric Products-Misc. — 0.4%
AMETEK, Inc.	28,960	2,098,731
Emerson Electric Co.	4,140	288,517
		2,387,248
Electric-Integrated — 0.2%
Dominion Energy, Inc.	3,847	311,838
FirstEnergy Corp.	2,869	87,849
NextEra Energy, Inc.	3,774	589,461
WEC Energy Group, Inc.	2,085	138,506
		1,127,654
Electronic Components-Misc. — 0.4%
Corning, Inc.	13,672	437,367
Flex, Ltd.†	101,217	1,820,894
Garmin, Ltd.	873	52,005
		2,310,266

2

Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	4,387	45,098
Broadcom, Ltd.	17,618	4,526,064
Intel Corp.	41,968	1,937,243
Microchip Technology, Inc.	25,617	2,251,222
Micron Technology, Inc.†	18,144	746,081
NVIDIA Corp.	18,561	3,591,554
Qorvo, Inc.†	2,002	133,333
Skyworks Solutions, Inc.	2,891	274,501
Texas Instruments, Inc.	79,339	8,286,165
Xilinx, Inc.	2,408	162,347
		21,953,608
Electronic Connectors — 0.7%
Amphenol Corp., Class A	39,175	3,439,565
TE Connectivity, Ltd.	3,983	378,544
		3,818,109
Electronic Forms — 1.2%
Adobe Systems, Inc.†	36,948	6,474,768
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	23,117	1,548,145
FLIR Systems, Inc.	1,482	69,091
Fortive Corp.	21,566	1,560,300
		3,177,536
Electronic Security Devices — 0.0%
Allegion PLC	971	77,253
Enterprise Software/Service — 1.1%
Oracle Corp.	64,025	3,027,102
Tyler Technologies, Inc.†	10,715	1,897,091
Ultimate Software Group, Inc.†	5,914	1,290,612
		6,214,805
Entertainment Software — 1.1%
Activision Blizzard, Inc.	54,810	3,470,569
Electronic Arts, Inc.†	22,423	2,355,761
		5,826,330
Finance-Consumer Loans — 0.2%
Synchrony Financial	22,341	862,586
Finance-Credit Card — 3.4%
Alliance Data Systems Corp.	461	116,854
American Express Co.	6,801	675,407
Mastercard, Inc., Class A	69,742	10,556,149
Visa, Inc., Class A	65,316	7,447,331
		18,795,741
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	18,771	964,266
E*TRADE Financial Corp.†	4,259	211,119
Raymond James Financial, Inc.	971	86,710
TD Ameritrade Holding Corp.	29,865	1,526,998
		2,789,093
Finance-Other Services — 0.8%
CBOE Holdings, Inc.	1,785	222,393
CME Group, Inc.	3,587	523,881
Intercontinental Exchange, Inc.	49,189	3,470,776
Nasdaq, Inc.	879	67,534
		4,284,584
Food-Catering — 0.2%
Aramark	23,761	1,015,545
Food-Confectionery — 0.3%
Hershey Co.	12,990	1,474,495
Food-Misc./Diversified — 0.4%
General Mills, Inc.	3,129	185,518
Kellogg Co.	1,409	95,784
Kraft Heinz Co.	23,669	1,840,502
McCormick & Co., Inc.	923	94,063
		2,215,867
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	1,273	101,662
Marriott International, Inc., Class A	4,818	653,947
Wyndham Worldwide Corp.	1,594	184,697
		940,306
Human Resources — 0.0%
Robert Half International, Inc.	1,164	64,649
Independent Power Producers — 0.2%
NRG Energy, Inc.	29,373	836,543
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,395	273,908
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	16,043	2,632,335
Praxair, Inc.	2,342	362,261
		2,994,596
Instruments-Controls — 1.2%
Honeywell International, Inc.	29,516	4,526,574
Mettler-Toledo International, Inc.†	402	249,047
Sensata Technologies Holding NV†	34,944	1,785,988
		6,561,609
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,075	78,604
Waters Corp.†	1,251	241,681
		320,285
Insurance Brokers — 0.2%
Aon PLC	2,320	310,880
Arthur J. Gallagher & Co.	1,451	91,819
Marsh & McLennan Cos., Inc.	4,577	372,522
Willis Towers Watson PLC	872	131,402
		906,623
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,943	137,098
Torchmark Corp.	709	64,313
		201,411
Insurance-Multi-line — 0.1%
Allstate Corp.	2,653	277,796
Insurance-Property/Casualty — 0.4%
Progressive Corp.	39,505	2,224,922

3

Internet Content-Entertainment — 4.0%
Facebook, Inc., Class A†	106,790	18,844,163
Netflix, Inc.†	15,786	3,030,281
		21,874,444
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	571	74,927
Internet Security — 0.0%
Symantec Corp.	4,389	123,155
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	393	80,663
Ameriprise Financial, Inc.	1,606	272,169
BlackRock, Inc.	1,146	588,712
T. Rowe Price Group, Inc.	3,812	399,993
		1,341,537
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,867	766,942
Machinery-Farming — 0.1%
Deere & Co.	2,768	433,220
Machinery-General Industrial — 0.9%
Middleby Corp.†	14,841	2,002,793
Roper Technologies, Inc.	10,224	2,648,016
		4,650,809
Machinery-Pumps — 0.4%
Xylem, Inc.	29,627	2,020,561
Medical Information Systems — 0.3%
athenahealth, Inc.†	8,367	1,113,146
Cerner Corp.†	4,968	334,793
		1,447,939
Medical Instruments — 1.3%
Boston Scientific Corp.†	156,281	3,874,206
Edwards Lifesciences Corp.†	17,374	1,958,223
Intuitive Surgical, Inc.†	1,763	643,389
Medtronic PLC	9,157	739,428
		7,215,246
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,328	130,011
Laboratory Corp. of America Holdings†	929	148,185
		278,196
Medical Products — 0.5%
Baxter International, Inc.	4,416	285,450
Becton Dickinson and Co.	4,169	892,487
Cooper Cos., Inc.	770	167,768
Hologic, Inc.†	4,337	185,407
Stryker Corp.	5,063	783,955
Varian Medical Systems, Inc.†	764	84,919
Zimmer Biomet Holdings, Inc.	1,784	215,275
		2,615,261
Medical-Biomedical/Gene — 4.5%
Alexion Pharmaceuticals, Inc.†	1,828	218,611
Amgen, Inc.	18,871	3,281,667
AnaptysBio, Inc.†	3,881	390,894
Biogen, Inc.†	9,302	2,963,338
Celgene Corp.†	31,672	3,305,290
Gilead Sciences, Inc.	13,358	956,967
Illumina, Inc.†	11,936	2,607,897
Incyte Corp.†	23,655	2,240,365
Insmed, Inc.†	17,006	530,247
Puma Biotechnology, Inc.†	14,380	1,421,463
Regeneron Pharmaceuticals, Inc.†	9,718	3,653,579
Vertex Pharmaceuticals, Inc.†	18,805	2,818,117
		24,388,435
Medical-Drugs — 3.9%
AbbVie, Inc.	25,079	2,425,390
Allergan PLC	5,587	913,921
Bristol-Myers Squibb Co.	16,222	994,084
Eli Lilly & Co.	79,575	6,720,904
Johnson & Johnson	22,823	3,188,830
Merck & Co., Inc.	15,921	895,875
Pfizer, Inc.	43,137	1,562,422
Shire PLC ADR	12,775	1,981,658
Zoetis, Inc.	33,048	2,380,778
		21,063,862
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	742	64,673
Medical-HMO — 1.9%
Aetna, Inc.	20,477	3,693,846
Anthem, Inc.	2,141	481,746
Centene Corp.†	2,713	273,688
Cigna Corp.	3,879	787,786
Humana, Inc.	7,555	1,874,169
UnitedHealth Group, Inc.	15,246	3,361,133
		10,472,368
Medical-Hospitals — 0.3%
HCA Healthcare, Inc.†	2,406	211,343
Universal Health Services, Inc., Class B	13,024	1,476,270
		1,687,613
Multimedia — 0.7%
Walt Disney Co.	33,659	3,618,679
Networking Products — 0.7%
Cisco Systems, Inc.	98,000	3,753,400
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	1,645	111,218
Waste Management, Inc.	6,285	542,396
		653,614
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,391	159,770
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	14,511	778,370
Cabot Oil & Gas Corp.	3,347	95,724
Cimarex Energy Co.	480	58,565
Concho Resources, Inc.†	6,977	1,048,085
Diamondback Energy, Inc.†	14,152	1,786,690
EOG Resources, Inc.	3,184	343,585
Hess Corp.	1,317	62,518
		4,173,537
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	813	106,170
American Tower Corp.	46,317	6,608,046

4

Apartment Investment & Management Co., Class A	1,087	47,513
AvalonBay Communities, Inc.	956	170,560
Boston Properties, Inc.	1,068	138,872
Crown Castle International Corp.	4,346	482,449
Digital Realty Trust, Inc.	1,939	220,852
Equinix, Inc.	7,122	3,227,833
Essex Property Trust, Inc.	540	130,340
Extra Space Storage, Inc.	1,981	173,238
Federal Realty Investment Trust	536	71,186
GGP, Inc.	3,831	89,607
Invitation Homes, Inc.	23,342	550,171
Iron Mountain, Inc.	1,890	71,310
Prologis, Inc.	8,371	540,013
Public Storage	1,319	275,671
SBA Communications Corp.†	1,849	302,053
Simon Property Group, Inc.	2,396	411,489
UDR, Inc.	2,778	107,009
Vornado Realty Trust	1,763	137,831
		13,862,213
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	4,753	205,852
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,330	228,640
Respiratory Products — 0.0%
ResMed, Inc.	2,232	189,028
Retail-Apparel/Shoe — 0.8%
L Brands, Inc.	9,907	596,599
PVH Corp.	10,894	1,494,766
Ross Stores, Inc.	30,411	2,440,483
Tapestry, Inc.	1,745	77,181
		4,609,029
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,198	852,221
O’Reilly Automotive, Inc.†	722	173,670
		1,025,891
Retail-Automobile — 0.0%
CarMax, Inc.†	1,434	91,962
Retail-Building Products — 1.5%
Home Depot, Inc.	39,418	7,470,894
Lowe’s Cos., Inc.	8,909	828,002
		8,298,896
Retail-Discount — 0.4%
Costco Wholesale Corp.	8,313	1,547,216
Dollar General Corp.	1,967	182,951
Dollar Tree, Inc.†	3,730	400,266
		2,130,433
Retail-Gardening Products — 0.2%
Tractor Supply Co.	17,880	1,336,530
Retail-Jewelry — 0.0%
Tiffany & Co.	675	70,166
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	4,505	344,452
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	634	141,800
Retail-Restaurants — 2.7%
Chipotle Mexican Grill, Inc.†	152	43,933
Darden Restaurants, Inc.	1,167	112,055
Dunkin’ Brands Group, Inc.	42,630	2,748,356
McDonald’s Corp.	50,894	8,759,875
Starbucks Corp.	54,111	3,107,595
Yum! Brands, Inc.	2,386	194,721
		14,966,535
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	5,800	516,374
QUALCOMM, Inc.	8,117	519,650
		1,036,024
Semiconductor Equipment — 0.6%
Applied Materials, Inc.	48,418	2,475,128
KLA-Tencor Corp.	2,465	258,998
Lam Research Corp.	2,548	469,010
		3,203,136
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,084	104,554
Television — 0.0%
CBS Corp., Class B	2,567	151,453
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	646	178,231
Tobacco — 1.3%
Altria Group, Inc.	52,496	3,748,739
Philip Morris International, Inc.	29,506	3,117,309
		6,866,048
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,592	270,146
Toys — 0.0%
Hasbro, Inc.	963	87,527
Mattel, Inc.	1,460	22,455
		109,982
Transport-Rail — 1.3%
CSX Corp.	107,610	5,919,626
Kansas City Southern	766	80,599
Norfolk Southern Corp.	2,026	293,567
Union Pacific Corp.	6,440	863,604
		7,157,396
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,538	99,493
FedEx Corp.	9,812	2,448,487
United Parcel Service, Inc., Class B	5,296	631,018
		3,178,998
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	768	88,305
Water — 0.0%
American Water Works Co., Inc.	1,543	141,169
Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,334	152,663

5

Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	10,335	10,886,889
Alphabet, Inc., Class C†	18,566	19,427,462
		30,314,351
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	2,549	230,277
Total Common Stocks (cost $393,060,405)		539,850,222
EXCHANGE-TRADED FUNDS — 0.2%
iShares S&P 500 Growth Index Fund (cost $1,070,045)	7,575	1,157,233
Total Long-Term Investment Securities (cost $394,130,450)		541,007,455
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.95%(1)	2,176,444	2,176,444
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.76% due 01/02/2018	$1,900,000	1,900,000
Total Short-Term Investment Securities (cost $4,076,404)		4,076,444
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $1,675,037 and collateralized by $1,630,000 of United States Treasury Inflation Index Bonds, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $1,711,635	1,675,000	1,675,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $402,009 and collateralized by $350,000 of United States Treasury Bonds, bearing interest at 3.63% due 08/15/2043 and having an approximate value of $412,084	402,000	402,000
Total Repurchase Agreements (cost $2,077,000)		2,077,000
TOTAL INVESTMENTS (cost $400,283,854)	100.3%	547,160,899
Liabilities in excess of other assets	(0.3)	(1,540,912)
NET ASSETS	100.0%	$545,619,987

@                        Effective October 9, 2017, the Board of Directors approved a change in the name of the Large Cap Growth Portfolio to the “SA Multi-Managed Large Cap Growth Portfolio.”

†                             Non-income producing security

(1)                     The rate shown is the 7-day yield as of December 31, 2017.

ADR         —  American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	March 2018	$1,531,120	$1,532,900	$1,780

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$539,850,222	$—	$—	$539,850,222
Exchange-Traded Funds	1,157,233	—	—	1,157,233
Short-Term Investment Securities:
Registered Investment Companies	2,176,444	—	—	2,176,444
U.S. Government Agencies	—	1,900,000	—	1,900,000
Repurchase Agreements	—	2,077,000	—	2,077,000
Total Investments at Value	$543,183,899	$3,977,000	$—	$547,160,899

Other Financial Instruments:†
Futures Contracts	$1,780	$—	$—	$1,780

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	10,370	$209,059
Omnicom Group, Inc.	6,152	448,050
		657,109
Aerospace/Defense — 0.3%
Arconic, Inc.	11,303	308,007
General Dynamics Corp.	3,705	753,782
Lockheed Martin Corp.	2,530	812,256
Northrop Grumman Corp.	1,487	456,375
Raytheon Co.	3,009	565,241
		2,895,661
Aerospace/Defense-Equipment — 1.2%
Harris Corp.	1,177	166,722
L3 Technologies, Inc.	2,085	412,517
United Technologies Corp.	76,095	9,707,439
		10,286,678
Agricultural Chemicals — 0.5%
Agrium, Inc.	27,525	3,165,375
CF Industries Holdings, Inc.	3,548	150,932
Monsanto Co.	5,627	657,121
Mosaic Co.	9,367	240,357
		4,213,785
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	14,924	598,154
Airlines — 0.3%
Alaska Air Group, Inc.	3,284	241,407
American Airlines Group, Inc.	5,228	272,013
Delta Air Lines, Inc.	17,504	980,224
Southwest Airlines Co.	4,808	314,683
United Continental Holdings, Inc.†	6,720	452,928
		2,261,255
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.	5,643	117,995
Ralph Lauren Corp.	1,478	153,254
Under Armour, Inc., Class A†	4,940	71,284
Under Armour, Inc., Class C†	4,919	65,521
VF Corp.	3,326	246,124
		654,178
Appliances — 0.0%
Whirlpool Corp.	1,918	323,452
Applications Software — 0.0%
Citrix Systems, Inc.†	1,681	147,928
Athletic Footwear — 0.1%
NIKE, Inc., Class B	11,571	723,766
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	104,114	1,300,384
General Motors Co.	34,115	1,398,374
Honda Motor Co., Ltd ADR	77,750	2,649,720
		5,348,478
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	9,383	666,944
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	11,960	1,014,567
BorgWarner, Inc.	1,745	89,152
		1,103,719
Banks-Commercial — 2.4%
BB&T Corp.	164,463	8,177,100
ING Groep NV ADR	186,456	3,441,978
M&T Bank Corp.	50,186	8,581,304
Regions Financial Corp.	30,955	534,903
Zions Bancorporation	5,330	270,924
		21,006,209
Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	145,507	7,837,007
Citizens Financial Group, Inc.	13,129	551,155
Northern Trust Corp.	2,637	263,410
State Street Corp.	9,896	965,949
		9,617,521
Banks-Super Regional — 5.4%
Capital One Financial Corp.	12,936	1,288,167
Comerica, Inc.	2,274	197,406
Fifth Third Bancorp	18,829	571,272
Huntington Bancshares, Inc.	28,846	419,998
KeyCorp	28,698	578,838
PNC Financial Services Group, Inc.	86,166	12,432,892
SunTrust Banks, Inc.	12,703	820,487
US Bancorp	177,671	9,519,612
Wells Fargo & Co.	372,107	22,575,732
		48,404,404
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	56,282	2,582,218
Dr Pepper Snapple Group, Inc.	2,505	243,136
PepsiCo, Inc.	31,535	3,781,677
		6,607,031
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,724	118,387
Brewery — 0.4%
Molson Coors Brewing Co., Class B	40,169	3,296,670
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	4,110	91,982
Discovery Communications, Inc., Class C†	5,423	114,805
Scripps Networks Interactive, Inc., Class A	718	61,303
		268,090
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	63,927	4,375,164
Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	187,896	7,160,717
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	956	211,314
Vulcan Materials Co.	1,730	222,080
		433,394
Building Products-Wood — 0.0%
Masco Corp.	2,854	125,405
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	2,237	141,468
PulteGroup, Inc.	105,704	3,514,658
		3,656,126

1

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	62,236	2,492,552
DISH Network Corp., Class A†	6,082	290,415
		2,782,967
Casino Hotels — 0.0%
MGM Resorts International	7,614	254,231
Chemicals-Diversified — 2.0%
DowDuPont, Inc.	183,492	13,068,300
Eastman Chemical Co.	3,836	355,367
LyondellBasell Industries NV, Class A	39,832	4,394,266
PPG Industries, Inc.	3,531	412,492
		18,230,425
Chemicals-Specialty — 0.0%
Albemarle Corp.	1,209	154,619
International Flavors & Fragrances, Inc.	822	125,445
		280,064
Commercial Services — 0.4%
Ecolab, Inc.	3,747	502,773
Nielsen Holdings PLC	67,893	2,471,305
Quanta Services, Inc.†	4,129	161,485
		3,135,563
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,314	154,947
H&R Block, Inc.	2,008	52,650
IHS Markit, Ltd.†	9,694	437,684
Western Union Co.	7,477	142,138
		787,419
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,281	239,117
Computer Services — 1.1%
Accenture PLC, Class A	6,102	934,155
Cognizant Technology Solutions Corp., Class A	64,784	4,600,960
CSRA, Inc.	4,371	130,780
DXC Technology Co.	3,654	346,765
International Business Machines Corp.	22,976	3,524,978
		9,537,638
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,708	176,128
Computers — 0.3%
Apple, Inc.	5,960	1,008,611
Hewlett Packard Enterprise Co.	42,564	611,219
HP, Inc.	44,573	936,479
		2,556,309
Computers-Memory Devices — 0.7%
NetApp, Inc.	102,261	5,657,078
Seagate Technology PLC	7,721	323,047
Western Digital Corp.	7,893	627,730
		6,607,855
Consulting Services — 0.0%
Verisk Analytics, Inc.†	1,493	143,328
Consumer Products-Misc. — 0.1%
Clorox Co.	1,480	220,135
Kimberly-Clark Corp.	5,257	634,310
		854,445
Containers-Metal/Glass — 0.0%
Ball Corp.	9,342	353,595
Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	881	106,205
Sealed Air Corp.	2,985	147,160
WestRock Co.	38,445	2,430,108
		2,683,473
Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	12,420	937,089
Coty, Inc., Class A	12,601	250,634
Procter & Gamble Co.	132,789	12,200,654
Unilever NV	76,757	4,322,954
Unilever NV CVA	41,270	2,318,727
		20,030,058
Cruise Lines — 0.6%
Carnival Corp.	20,876	1,385,540
Norwegian Cruise Line Holdings, Ltd.†	78,569	4,183,799
Royal Caribbean Cruises, Ltd.	1,554	185,361
		5,754,700
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	3,386	318,589
Paychex, Inc.	2,987	203,355
		521,944
Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	6,129	403,472
Patterson Cos., Inc.	2,198	79,414
		482,886
Diagnostic Equipment — 0.6%
Abbott Laboratories	60,160	3,433,331
Danaher Corp.	16,335	1,516,215
Thermo Fisher Scientific, Inc.	2,996	568,880
		5,518,426
Dialysis Centers — 0.0%
DaVita, Inc.†	4,040	291,890
Distribution/Wholesale — 0.1%
Fastenal Co.	3,374	184,524
LKQ Corp.†	3,464	140,881
WW Grainger, Inc.	1,384	326,970
		652,375
Diversified Banking Institutions — 7.2%
Bank of America Corp.	641,521	18,937,700
Citigroup, Inc.	199,483	14,843,530
Goldman Sachs Group, Inc.	9,361	2,384,809
JPMorgan Chase & Co.	245,480	26,251,631
Morgan Stanley	37,149	1,949,208
		64,366,878
Diversified Manufacturing Operations — 2.9%
Dover Corp.	1,829	184,711
Eaton Corp. PLC	94,458	7,463,127
General Electric Co.	524,864	9,158,877

2

Ingersoll-Rand PLC	63,741	5,685,060
Parker-Hannifin Corp.	1,564	312,143
Pentair PLC	4,407	311,222
Textron, Inc.	46,460	2,629,171
		25,744,311
Diversified Operations — 0.0%
Leucadia National Corp.	8,367	221,642
E-Commerce/Services — 0.0%
Expedia, Inc.	1,345	161,091
TripAdvisor, Inc.†	1,823	62,820
		223,911
Electric Products-Misc. — 0.1%
Emerson Electric Co.	10,105	704,217
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	11,502	326,197
PPL Corp.	67,161	2,078,633
		2,404,830
Electric-Integrated — 3.1%
AES Corp.	17,623	190,857
Alliant Energy Corp.	6,170	262,904
Ameren Corp.	6,475	381,960
American Electric Power Co., Inc.	13,125	965,606
CMS Energy Corp.	7,526	355,980
Consolidated Edison, Inc.	8,275	702,961
Dominion Energy, Inc.	32,001	2,594,001
DTE Energy Co.	4,787	523,985
Duke Energy Corp.	18,677	1,570,922
Edison International	102,214	6,464,013
Entergy Corp.	4,810	391,486
Eversource Energy	8,456	534,250
Exelon Corp.	25,621	1,009,724
FirstEnergy Corp.	7,004	214,462
NextEra Energy, Inc.	6,151	960,725
PG&E Corp.	39,885	1,788,045
Pinnacle West Capital Corp.	2,982	254,007
Public Service Enterprise Group, Inc.	13,504	695,456
SCANA Corp.	3,806	151,403
Southern Co.	26,783	1,287,994
WEC Energy Group, Inc.	4,885	324,511
Xcel Energy, Inc.	132,042	6,352,541
		27,977,793
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,481	88,223
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	14,444	148,484
Intel Corp.	305,425	14,098,418
Xilinx, Inc.	2,612	176,101
		14,423,003
Electronic Connectors — 0.5%
TE Connectivity, Ltd.	42,947	4,081,683
Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.	1,183	55,152
Fortive Corp.	2,775	200,771
		255,923
Electronic Security Devices — 0.0%
Allegion PLC	887	70,570
Engineering/R&D Services — 0.0%
Fluor Corp.	3,733	192,810
Jacobs Engineering Group, Inc.	3,215	212,061
		404,871
Engines-Internal Combustion — 0.1%
Cummins, Inc.	4,163	735,352
Enterprise Software/Service — 0.9%
CA, Inc.	8,377	278,786
Oracle Corp.	166,078	7,852,168
		8,130,954
Finance-Consumer Loans — 0.6%
Navient Corp.	7,019	93,493
Synchrony Financial	128,712	4,969,570
		5,063,063
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	500	126,740
American Express Co.	7,690	763,694
Discover Financial Services	9,697	745,893
		1,636,327
Finance-Investment Banker/Broker — 0.0%
Raymond James Financial, Inc.	1,783	159,222
Finance-Other Services — 0.4%
CME Group, Inc.	2,997	437,712
Nasdaq, Inc.	42,986	3,302,614
		3,740,326
Food-Confectionery — 0.1%
Hershey Co.	1,732	196,599
J.M. Smucker Co.	3,031	376,572
		573,171
Food-Meat Products — 0.1%
Hormel Foods Corp.	7,184	261,426
Tyson Foods, Inc., Class A	7,942	643,858
		905,284
Food-Misc./Diversified — 2.1%
Campbell Soup Co.	5,133	246,949
Conagra Brands, Inc.	79,251	2,985,385
General Mills, Inc.	33,848	2,006,848
Kellogg Co.	4,248	288,779
Kraft Heinz Co.	15,933	1,238,950
McCormick & Co., Inc.	1,630	166,113
Mondelez International, Inc., Class A	270,222	11,565,502
		18,498,526
Food-Retail — 0.1%
Kroger Co.	23,738	651,608
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	57,143	3,470,294
Gas-Distribution — 0.5%
NiSource, Inc.	8,988	230,722
Sempra Energy	41,691	4,457,602
		4,688,324

3

Gold Mining — 0.1%
Newmont Mining Corp.	14,233	534,022
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	2,278	154,881
Home Decoration Products — 0.0%
Newell Brands, Inc.	13,079	404,141
Home Furnishings — 0.0%
Leggett & Platt, Inc.	3,518	167,914
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	65,115	5,200,084
Human Resources — 0.0%
Robert Half International, Inc.	1,371	76,145
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,693	105,177
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,063	208,720
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,723	610,870
Praxair, Inc.	3,667	567,211
		1,178,081
Instruments-Controls — 0.1%
Honeywell International, Inc.	8,335	1,278,256
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,118	81,748
Insurance Brokers — 0.5%
Aon PLC	2,734	366,356
Arthur J. Gallagher & Co.	2,364	149,594
Marsh & McLennan Cos., Inc.	45,405	3,695,513
Willis Towers Watson PLC	2,044	308,010
		4,519,473
Insurance-Life/Health — 1.3%
Aflac, Inc.	44,142	3,874,785
Brighthouse Financial, Inc.†	2,557	149,942
Lincoln National Corp.	5,840	448,921
Principal Financial Group, Inc.	72,026	5,082,155
Prudential Financial, Inc.	11,315	1,300,999
Torchmark Corp.	1,662	150,760
Unum Group	5,988	328,681
		11,336,243
Insurance-Multi-line — 1.9%
Allstate Corp.	5,075	531,403
American International Group, Inc.(1)	23,990	1,429,324
Assurant, Inc.	1,436	144,806
Chubb, Ltd.	72,437	10,585,219
Cincinnati Financial Corp.	3,984	298,681
Hartford Financial Services Group, Inc.	9,519	535,729
Loews Corp.	7,366	368,521
MetLife, Inc.	61,892	3,129,260
		17,022,943
Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	7,304	990,715
XL Group, Ltd.	130,553	4,590,243
		5,580,958
Insurance-Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	51,355	10,179,588
Everest Re Group, Ltd.	1,096	242,501
		10,422,089
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	702	92,116
Internet Security — 0.0%
Symantec Corp.	9,100	255,346
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.	816	167,484
Ameriprise Financial, Inc.	14,754	2,500,361
BlackRock, Inc.	9,299	4,776,989
Franklin Resources, Inc.	8,721	377,881
Invesco, Ltd.	240,576	8,790,647
		16,613,362
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	1,125	198,000
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	37,863	5,966,452
Machinery-Farming — 0.1%
Deere & Co.	3,841	601,155
Machinery-Pumps — 0.0%
Flowserve Corp.	3,486	146,865
Xylem, Inc.	1,486	101,345
		248,210
Medical Instruments — 1.5%
Medtronic PLC	160,522	12,962,151
Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	1,632	159,773
Laboratory Corp. of America Holdings†	1,141	182,001
Quest Diagnostics, Inc.	3,637	358,208
		699,982
Medical Products — 0.7%
Baxter International, Inc.	5,886	380,471
Henry Schein, Inc.†	4,188	292,658
Varian Medical Systems, Inc.†	1,149	127,711
Zimmer Biomet Holdings, Inc.	44,017	5,311,531
		6,112,371
Medical-Biomedical/Gene — 1.2%
Alexion Pharmaceuticals, Inc.†	2,862	342,266
Amgen, Inc.	26,213	4,558,441
Biogen, Inc.†	1,749	557,179
Celgene Corp.†	13,870	1,447,473
Gilead Sciences, Inc.	12,201	874,080
Vertex Pharmaceuticals, Inc.†	17,641	2,643,680
		10,423,119
Medical-Drugs — 7.0%
Allergan PLC	51,971	8,501,416
AstraZeneca PLC ADR	112,349	3,898,510
Bristol-Myers Squibb Co.	83,142	5,094,942
Eli Lilly & Co.	10,084	851,695
Johnson & Johnson	80,859	11,297,619
Merck & Co., Inc.	201,161	11,319,329
Pfizer, Inc.	345,317	12,507,382
Roche Holding AG	20,810	5,263,749
Roche Holding AG ADR	126,180	3,984,764
		62,719,406

4

Medical-Generic Drugs — 0.1%
Mylan NV†	14,311	605,498
Perrigo Co. PLC	2,237	194,977
		800,475
Medical-HMO — 0.3%
Aetna, Inc.	4,351	784,877
Anthem, Inc.	3,220	724,532
Humana, Inc.	3,812	945,643
		2,455,052
Medical-Hospitals — 0.5%
Envision Healthcare Corp.†	3,229	111,594
HCA Healthcare, Inc.†	43,977	3,862,940
Universal Health Services, Inc., Class B	2,339	265,126
		4,239,660
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	4,307	395,469
Cardinal Health, Inc.	8,396	514,423
McKesson Corp.	20,513	3,199,002
		4,108,894
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	35,926	681,157
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	4,491	228,502
Multimedia — 1.3%
Time Warner, Inc.	36,818	3,367,743
Twenty-First Century Fox, Inc., Class A	28,127	971,225
Twenty-First Century Fox, Inc., Class B	11,720	399,886
Viacom, Inc., Class B	161,305	4,969,807
Walt Disney Co.	21,361	2,296,521
		12,005,182
Networking Products — 2.2%
Cisco Systems, Inc.	515,648	19,749,318
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	3,275	221,423
Office Automation & Equipment — 0.0%
Xerox Corp.	5,697	166,068
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,898	187,327
Oil Companies-Exploration & Production — 3.2%
Anadarko Petroleum Corp.	78,982	4,236,595
Apache Corp.	10,166	429,209
Cabot Oil & Gas Corp.	6,665	190,619
Chesapeake Energy Corp.†	24,249	96,026
Cimarex Energy Co.	1,729	210,955
Concho Resources, Inc.†	3,969	596,223
ConocoPhillips	31,904	1,751,211
Devon Energy Corp.	14,024	580,594
EOG Resources, Inc.	52,488	5,663,980
EQT Corp.	6,534	371,915
Hess Corp.	4,973	236,068
Marathon Oil Corp.	22,674	383,871
Newfield Exploration Co.†	5,316	167,613
Noble Energy, Inc.	12,986	378,412
Occidental Petroleum Corp.	102,121	7,522,233
Pioneer Natural Resources Co.	27,418	4,739,201
Range Resources Corp.	6,026	102,804
Southwestern Energy Co.†	154,299	860,988
		28,518,517
Oil Companies-Integrated — 5.3%
Chevron Corp.	178,101	22,296,464
Exxon Mobil Corp.	139,996	11,709,266
Imperial Oil, Ltd.	71,150	2,220,537
Royal Dutch Shell PLC, Class B ADR	49,960	3,411,768
TOTAL SA ADR	132,350	7,316,308
		46,954,343
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	10,142	365,315
Oil Refining & Marketing — 0.4%
Andeavor	3,830	437,922
Marathon Petroleum Corp.	13,034	859,983
Phillips 66	11,466	1,159,786
Valero Energy Corp.	11,677	1,073,233
		3,530,924
Oil-Field Services — 2.6%
Baker Hughes a GE Co., LLC	105,606	3,341,374
Halliburton Co.	121,146	5,920,405
Schlumberger, Ltd.	197,657	13,320,105
TechnipFMC PLC	11,700	366,327
		22,948,211
Paper & Related Products — 0.5%
International Paper Co.	82,504	4,780,282
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	15,114	1,128,109
Pipelines — 0.7%
Kinder Morgan, Inc.	293,818	5,309,291
ONEOK, Inc.	10,232	546,901
Williams Cos., Inc.	22,063	672,701
		6,528,893
Publishing-Newspapers — 0.0%
News Corp., Class A	10,221	165,682
News Corp., Class B	3,250	53,950
		219,632
Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc.	1,175	153,443
Apartment Investment & Management Co., Class A	2,347	102,587
AvalonBay Communities, Inc.	2,064	368,238
Boston Properties, Inc.	12,586	1,636,558
Brixmor Property Group, Inc.	221,363	4,130,634
Crown Castle International Corp.	3,469	385,094
Digital Realty Trust, Inc.	2,193	249,783

5

Duke Realty Corp.	9,504	258,604
Equity Residential	9,807	625,392
Essex Property Trust, Inc.	846	204,199
Federal Realty Investment Trust	1,026	136,263
GGP, Inc.	10,163	237,713
HCP, Inc.	12,519	326,495
Host Hotels & Resorts, Inc.	19,749	392,018
Iron Mountain, Inc.	3,918	147,826
Kimco Realty Corp.	11,359	206,166
Macerich Co.	2,893	190,012
Mid-America Apartment Communities, Inc.	3,032	304,898
Park Hotels & Resorts, Inc.	139,735	4,017,381
Public Storage	1,757	367,213
Realty Income Corp.	7,520	428,790
Regency Centers Corp.	3,949	273,192
Simon Property Group, Inc.	4,230	726,460
SL Green Realty Corp.	2,622	264,638
UDR, Inc.	2,428	93,527
Ventas, Inc.	9,504	570,335
Vornado Realty Trust	1,610	125,870
Welltower, Inc.	9,883	630,239
Weyerhaeuser Co.	20,143	710,242
		18,263,810
Retail-Apparel/Shoe — 0.7%
Foot Locker, Inc.	3,309	155,126
Gap, Inc.	5,811	197,922
L Brands, Inc.	89,586	5,394,869
PVH Corp.	2,066	283,476
Ross Stores, Inc.	3,499	280,795
Tapestry, Inc.	4,629	204,741
		6,516,929
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	31,592	3,149,406
AutoZone, Inc.†	418	297,353
Genuine Parts Co.	3,913	371,774
O’Reilly Automotive, Inc.†	1,044	251,124
		4,069,657
Retail-Automobile — 0.0%
CarMax, Inc.†	2,433	156,028
Retail-Building Products — 0.1%
Lowe’s Cos., Inc.	7,112	660,989
Retail-Catalog Shopping — 0.5%
Liberty Interactive Corp. QVC Group, Class A†	180,879	4,417,065
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,787	464,706
Retail-Discount — 1.6%
Costco Wholesale Corp.	11,662	2,170,531
Dollar General Corp.	3,615	336,231
Target Corp.	40,246	2,626,052
Wal-Mart Stores, Inc.	90,191	8,906,361
		14,039,175
Retail-Drug Store — 0.4%
CVS Health Corp.	27,033	1,959,892
Walgreens Boots Alliance, Inc.	23,169	1,682,533
		3,642,425
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,977	147,781
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	37,516	2,121,530
Tiffany & Co.	1,580	164,241
		2,285,771
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	3,112	147,446
TJX Cos., Inc.	9,339	714,060
		861,506
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	483	108,028
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	4,499	243,981
Macy’s, Inc.	8,129	204,769
		448,750
Retail-Restaurants — 0.2%
Chipotle Mexican Grill, Inc.†	404	116,768
Darden Restaurants, Inc.	1,320	126,746
Starbucks Corp.	13,669	785,011
Yum! Brands, Inc.	4,946	403,643
		1,432,168
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	6,574	212,406
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	9,240	172,788
Semiconductor Components-Integrated Circuits — 1.3%
QUALCOMM, Inc.	177,731	11,378,339
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	42,580	2,176,689
Lam Research Corp.	7,810	1,437,587
		3,614,276
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,135	157,283
Steel-Producers — 0.1%
Nucor Corp.	8,484	539,413
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	10,005	285,143
Telephone-Integrated — 2.3%
AT&T, Inc.	163,853	6,370,605
CenturyLink, Inc.	25,960	433,013
Verizon Communications, Inc.	263,592	13,951,924
		20,755,542
Television — 0.0%
CBS Corp., Class B	5,322	313,998
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	590	162,781
Tobacco — 1.4%
Altria Group, Inc.	22,406	1,600,013
British American Tobacco PLC ADR	79,869	5,350,424

6

Philip Morris International, Inc.	48,895	5,165,757
		12,116,194
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,521	265,110
Stanley Black & Decker, Inc.	1,391	236,039
		501,149
Toys — 0.1%
Hasbro, Inc.	1,391	126,428
Mattel, Inc.	51,346	789,701
		916,129
Transport-Rail — 1.1%
Kansas City Southern	1,464	154,042
Norfolk Southern Corp.	4,200	608,580
Union Pacific Corp.	64,881	8,700,542
		9,463,164
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	3,720	331,415
Expeditors International of Washington, Inc.	2,134	138,048
FedEx Corp.	2,831	706,448
United Parcel Service, Inc., Class B	9,351	1,114,172
		2,290,083
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	982	112,910
Schneider National, Inc., Class B	117,450	3,354,372
		3,467,282
Water — 0.0%
American Water Works Co., Inc.	2,142	195,972
Wireless Equipment — 0.3%
Nokia OYJ ADR	657,347	3,063,237
Total Common Stocks (cost $749,336,906)		868,145,163
EXCHANGE-TRADED FUNDS — 1.6%
iShares Russell 1000 Value ETF	68,780	8,552,106
iShares S&P 500 Value ETF	49,988	5,710,629
Total Exchange-Traded Funds (cost $13,749,436)		14,262,735
Total Long-Term Investment Securities (cost $763,086,342)		882,407,898

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/2018 (cost $5,164,000)	$5,164,000	5,164,000
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $414,009 collateralized by $405,000 of United States Treasury Inflation Index Bonds, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $425,284	414,000	414,000
Bank of America Securities LLC Joint Repurchase Agreement(2)	1,205,000	1,205,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	1,340,000	1,340,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,290,000	2,290,000
Deutsche Bank AG Joint Repurchase Agreement(2)	885,000	885,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	2,140,000	2,140,000
Total Repurchase Agreements (cost $8,274,000)		8,274,000
TOTAL INVESTMENTS (cost $776,524,342)	100.3%	895,845,898
Liabilities in excess of other assets	(0.3)	(2,431,293)
NET ASSETS	100.0%	$893,414,605

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Large Cap Value Portfolio to the “SA Multi-Managed Large Cap Value Portfolio”.
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	See Note 2 for details of Joint Repurchase Agreements.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Fund

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2018	$1,117,570	$1,124,800	$7,230

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse AG	CHF	4,275,310	USD	4,352,436	03/29/2018	$—	$(62,037)
	JPY	255,896,173	USD	2,285,854	03/30/2018	4,719	—
						4,719	(62,037)
Morgan Stanley Capital Services, Inc.	CAD	2,520,522	USD	1,961,523	03/29/2018	—	(45,920)
	GBP	2,154,199	USD	2,884,943	03/29/2018	—	(31,882)
	USD	126,733	CAD	162,622	03/29/2018	2,786	—
						2,786	(77,802)
UBS AG	EUR	6,933,893	USD	8,214,306	03/29/2018	—	(148,579)
Net Unrealized Appreciation (Depreciation)						$7,505	$(288,418)

CAD-Canadian Dollar	EUR-Euro Currency	JPY-Japanese Yen
CHF-Swiss Franc	GBP-Pound Sterling	USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of  December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$860,562,687	$7,582,476	**	$—	$868,145,163
Exchange-Traded Funds	14,262,735	—		—	14,262,735
Short-Term Investment Securities	—	5,164,000		—	5,164,000
Repurchase Agreements	—	8,274,000		—	8,274,000
Total Investments at Value	$874,825,422	$21,020,476		$—	$895,845,898

Other Financial Instruments:†
Futures Contracts	$7,230	$—		$—	$7,230
Forward Foreign Currency Contracts	—	7,505		—	7,505
Total Other Financial Instruments	$7,230	$7,505		$—	$14,735

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$288,418		$—	$288,418

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

**Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Advanced Materials — 0.0%
Hexcel Corp.	1,413	$87,394
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	13,098	264,056
Omnicom Group, Inc.	9,081	661,369
		925,425
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	3,847	521,730
TransDigm Group, Inc.	2,471	678,586
		1,200,316
Aerospace/Defense-Equipment — 0.8%
Harris Corp.	11,174	1,582,797
HEICO Corp.	580	54,723
HEICO Corp., Class A	1,142	90,275
		1,727,795
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,500	148,890
Airlines — 1.3%
Alaska Air Group, Inc.	5,947	437,164
American Airlines Group, Inc.	11,136	579,406
Copa Holdings SA, Class A	1,054	141,299
JetBlue Airways Corp.†	65,406	1,461,170
United Continental Holdings, Inc.†	4,200	283,080
		2,902,119
Apparel Manufacturers — 0.9%
Carter’s, Inc.	2,220	260,828
Hanesbrands, Inc.	8,604	179,910
Michael Kors Holdings, Ltd.†	252	15,863
Under Armour, Inc., Class A†	42,553	614,040
Under Armour, Inc., Class C†	32,575	433,899
VF Corp.	5,727	423,798
		1,928,338
Appliances — 0.1%
Whirlpool Corp.	735	123,950
Applications Software — 3.3%
CDK Global, Inc.	8,037	572,877
Citrix Systems, Inc.†	3,581	315,128
Dropbox, Inc., Class A†(1)(2)(3)	3,515	43,270
Dropbox, Inc., Class B†(1)(2)(3)	844	10,390
Intuit, Inc.	1,000	157,780
PTC, Inc.†	17,216	1,046,216
Red Hat, Inc.†	8,600	1,032,860
ServiceNow, Inc.†	29,930	3,902,573
Tableau Software, Inc., Class A†	5,168	357,625
		7,438,719
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.	10,347	522,627
Ritchie Bros. Auctioneers, Inc.	4,200	125,706
Sotheby’s†	2,000	103,200
		751,533
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,440	150,970
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,300	163,484
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	2,946	126,884
Aptiv PLC	9,052	767,881
BorgWarner, Inc.	3,816	194,959
Delphi Technologies PLC†	3,017	158,302
Lear Corp.	1,333	235,488
Visteon Corp.†	740	92,604
WABCO Holdings, Inc.†	2,099	301,207
		1,877,325
Banks-Commercial — 0.9%
Bank of the Ozarks	1,315	63,712
BankUnited, Inc.	4,600	187,312
East West Bancorp, Inc.	208	12,653
First Republic Bank	7,749	671,373
Pinnacle Financial Partners, Inc.	533	35,338
Signature Bank†	1,855	254,617
SVB Financial Group†	2,120	495,592
Webster Financial Corp.	5,100	286,416
Western Alliance Bancorp†	1,304	73,833
		2,080,846
Banks-Fiduciary — 0.3%
Citizens Financial Group, Inc.	6,600	277,068
Northern Trust Corp.	1,300	129,857
State Street Corp.	1,700	165,937
		572,862
Banks-Super Regional — 0.5%
Fifth Third Bancorp	8,800	266,992
SunTrust Banks, Inc.	12,404	801,174
		1,068,166
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,150	199,117
Beverages-Non-alcoholic — 0.7%
Dr Pepper Snapple Group, Inc.	8,697	844,131
Monster Beverage Corp.†	11,214	709,734
		1,553,865
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class A	1,211	81,428
Brown-Forman Corp., Class B	8,894	610,751
		692,179
Broadcast Services/Program — 0.0%
Scripps Networks Interactive, Inc., Class A	1,121	95,711
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	1,044	63,214
Fortune Brands Home & Security, Inc.	9,680	662,499
		725,713
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	842	175,355
Building Products-Cement — 0.7%
Eagle Materials, Inc.	3,011	341,146
Martin Marietta Materials, Inc.	1,347	297,741
Vulcan Materials Co.	7,800	1,001,286
		1,640,173
Building Products-Wood — 0.1%
Masco Corp.	4,840	212,670

1

Building-Maintenance & Services — 0.2%
Rollins, Inc.	8,265	384,570
Building-Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	1,169	176,192
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	4,443	226,904
NVR, Inc.†	152	533,249
PulteGroup, Inc.	4,755	158,104
Toll Brothers, Inc.	6,081	292,010
		1,210,267
Cable/Satellite TV — 0.0%
Cable One, Inc.	111	78,072
Casino Hotels — 1.8%
Melco Resorts & Entertainment, Ltd. ADR	78,706	2,285,622
MGM Resorts International	9,677	323,115
Wynn Resorts, Ltd.	9,044	1,524,728
		4,133,465
Cellular Telecom — 0.0%
Altice USA, Inc., Class A†	2,387	50,676
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	3,845	411,723
FMC Corp.	3,170	300,072
Huntsman Corp.	2,302	76,633
PPG Industries, Inc.	2,000	233,640
Westlake Chemical Corp.	422	44,956
		1,067,024
Chemicals-Plastics — 0.0%
PolyOne Corp.	2,200	95,700
Chemicals-Specialty — 0.6%
Albemarle Corp.	489	62,538
Ashland Global Holdings, Inc.	1,800	128,160
Chemours Co.	4,377	219,113
International Flavors & Fragrances, Inc.	1,873	285,838
NewMarket Corp.	463	183,992
Platform Specialty Products Corp.†	2,399	23,798
Univar, Inc.†	2,452	75,914
Valvoline, Inc.	10,414	260,975
Versum Materials, Inc.	232	8,781
W.R. Grace & Co.	1,614	113,190
		1,362,299
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	11,735	379,745
RPM International, Inc.	9,046	474,191
Sherwin-Williams Co.	400	164,016
		1,017,952
Commercial Services — 1.9%
Cintas Corp.	3,537	551,171
CoreLogic, Inc.†	7,479	345,604
CoStar Group, Inc.†	9,406	2,793,112
Live Nation Entertainment, Inc.†	3,173	135,075
Nielsen Holdings PLC	6,900	251,160
Quanta Services, Inc.†	891	34,847
ServiceMaster Global Holdings, Inc.†	3,182	163,141
		4,274,110
Commercial Services-Finance — 4.1%
Equifax, Inc.	6,124	722,142
Euronet Worldwide, Inc.†	1,188	100,113
FleetCor Technologies, Inc.†	4,264	820,521
Global Payments, Inc.	18,469	1,851,333
H&R Block, Inc.	755	19,796
IHS Markit, Ltd.†	12,084	545,593
MarketAxess Holdings, Inc.	1,429	288,301
Moody’s Corp.	6,942	1,024,709
Morningstar, Inc.	421	40,824
Sabre Corp.	15,853	324,986
Square, Inc., Class A†	5,760	199,699
Total System Services, Inc.	4,300	340,087
TransUnion†	27,965	1,536,956
Vantiv, Inc., Class A†	12,305	905,033
Western Union Co.	10,914	207,475
WEX, Inc.†	2,142	302,515
		9,230,083
Computer Aided Design — 0.9%
ANSYS, Inc.†	2,822	416,499
Autodesk, Inc.†	7,627	799,538
Cadence Design Systems, Inc.†	11,968	500,502
Synopsys, Inc.†	3,877	330,476
		2,047,015
Computer Data Security — 0.1%
Fortinet, Inc.†	7,286	318,325
Computer Services — 1.0%
CSRA, Inc.	12,835	384,023
Dell Technologies, Inc., Class V†	4,861	395,102
DST Systems, Inc.	148	9,186
DXC Technology Co.	6,714	637,159
EPAM Systems, Inc.†	1,500	161,145
Genpact, Ltd.	8,592	272,710
Leidos Holdings, Inc.	4,500	290,565
		2,149,890
Computer Software — 0.5%
Splunk, Inc.†	6,703	555,276
SS&C Technologies Holdings, Inc.	13,552	548,585
		1,103,861
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,856	97,075
Computers-Memory Devices — 0.2%
NetApp, Inc.	5,507	304,647
Western Digital Corp.	990	78,735
		383,382
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	11,173	426,027
Gartner, Inc.†	4,776	588,164
Verisk Analytics, Inc.†	7,992	767,232
		1,781,423
Consumer Products-Misc. — 0.4%
Clorox Co.	5,908	878,756

2

Spectrum Brands Holdings, Inc.	572	64,293
		943,049
Containers-Metal/Glass — 0.4%
Ball Corp.	17,638	667,598
Crown Holdings, Inc.†	2,167	121,894
Owens-Illinois, Inc.†	3,010	66,732
Silgan Holdings, Inc.	1,756	51,609
		907,833
Containers-Paper/Plastic — 0.8%
Ardagh Group SA	233	4,916
Berry Global Group, Inc.†	3,068	180,000
Graphic Packaging Holding Co.	5,158	79,691
Packaging Corp. of America	9,624	1,160,173
Sealed Air Corp.	7,872	388,090
		1,812,870
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,800	149,100
Royal Caribbean Cruises, Ltd.	1,600	190,848
		339,948
Data Processing/Management — 1.7%
Broadridge Financial Solutions, Inc.	2,776	251,450
Dun & Bradstreet Corp.	346	40,970
Fidelity National Information Services, Inc.	10,836	1,019,559
First Data Corp., Class A†	11,258	188,121
Fiserv, Inc.†	10,228	1,341,198
Jack Henry & Associates, Inc.	1,834	214,505
Paychex, Inc.	10,175	692,714
		3,748,517
Decision Support Software — 0.2%
MSCI, Inc.	4,106	519,573
Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	9,681	2,151,021
DENTSPLY SIRONA, Inc.	1,972	129,817
Patterson Cos., Inc.	188	6,793
		2,287,631
Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†	4,668	729,982
OPKO Health, Inc.†	863	4,228
QIAGEN NV	1,761	54,468
		788,678
Dialysis Centers — 0.1%
DaVita, Inc.†	2,600	187,850
Disposable Medical Products — 0.1%
STERIS PLC	1,800	157,446
Distribution/Wholesale — 0.7%
Fastenal Co.	8,555	467,873
HD Supply Holdings, Inc.†	10,729	429,482
LKQ Corp.†	1,033	42,012
Pool Corp.	951	123,297
Watsco, Inc.	1,717	291,958
WW Grainger, Inc.	1,147	270,979
		1,625,601
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	8,909	545,943
Colfax Corp.†	3,300	130,746
Dover Corp.	392	39,588
Ingersoll-Rand PLC	2,983	266,054
Parker-Hannifin Corp.	2,713	541,461
Textron, Inc.	4,000	226,360
		1,750,152
Diversified Operations — 0.0%
Leucadia National Corp.	1,817	48,132
Drug Delivery Systems — 0.5%
Catalent, Inc.†	3,800	156,104
DexCom, Inc.†	18,554	1,064,814
		1,220,918
E-Commerce/Products — 0.8%
The Honest Co., Inc.†(1)(2)(3)	1,850	32,708
Wayfair, Inc., Class A†	21,605	1,734,233
		1,766,941
E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR†	4,200	185,220
Expedia, Inc.	2,912	348,770
IAC/InterActiveCorp†	3,553	434,461
Liberty Expedia Holdings, Inc., Class A†	238	10,551
Match Group, Inc.†	8,466	265,071
MercadoLibre, Inc.	500	157,330
TripAdvisor, Inc.†	1,229	42,351
Zillow Group, Inc., Class A†	3,961	161,371
Zillow Group, Inc., Class C†	29,307	1,199,242
		2,804,367
E-Services/Consulting — 0.1%
CDW Corp.	3,546	246,412
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,383	245,166
Electronic Components-Misc. — 0.0%
Gentex Corp.	4,317	90,441
Electronic Components-Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	80,487	827,406
Cavium, Inc.†	12,510	1,048,713
IPG Photonics Corp.†	3,051	653,311
Microchip Technology, Inc.	41,300	3,629,444
Micron Technology, Inc.†	26,973	1,109,130
Microsemi Corp.†	10,115	522,440
NVIDIA Corp.	5,081	983,174
ON Semiconductor Corp.†	9,332	195,412
Qorvo, Inc.†	1,562	104,029
Skyworks Solutions, Inc.	9,572	908,861
Xilinx, Inc.	11,483	774,184
		10,756,104
Electronic Connectors — 0.5%
Amphenol Corp., Class A	13,587	1,192,939
Electronic Forms — 0.0%
DocuSign, Inc. CVR†(1)(2)(3)	2,581	0

3

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	6,259	419,165
FLIR Systems, Inc.	1,713	79,860
Fortive Corp.	10,990	795,127
Keysight Technologies, Inc.†	7,700	320,320
National Instruments Corp.	1,987	82,719
Trimble, Inc.†	8,296	337,149
		2,034,340
Electronic Security Devices — 0.2%
Allegion PLC	6,059	482,054
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,214	214,441
Enterprise Software/Service — 4.0%
Atlassian Corp. PLC, Class A†	12,633	575,054
Black Knight, Inc.†	11,626	513,288
Guidewire Software, Inc.†	34,274	2,545,187
Manhattan Associates, Inc.†	1,635	80,998
Tyler Technologies, Inc.†	2,317	410,225
Ultimate Software Group, Inc.†	2,234	487,526
Veeva Systems, Inc., Class A†	19,272	1,065,356
Workday, Inc., Class A†	33,083	3,365,864
		9,043,498
Entertainment Software — 0.6%
DraftKings, Inc.†(1)(2)(3)	74,969	106,456
Electronic Arts, Inc.†	3,100	325,686
Take-Two Interactive Software, Inc.†	2,646	290,478
Zynga, Inc., Class A†	177,469	709,876
		1,432,496
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	6,593	322,727
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	239	77,312
Finance-Credit Card — 0.3%
Alliance Data Systems Corp.	2,406	609,873
Discover Financial Services	2,200	169,224
		779,097
Finance-Investment Banker/Broker — 1.6%
E*TRADE Financial Corp.†	4,600	228,022
Lazard, Ltd., Class A	8,500	446,250
LPL Financial Holdings, Inc.	2,091	119,480
Raymond James Financial, Inc.	789	70,457
TD Ameritrade Holding Corp.	54,414	2,782,188
		3,646,397
Finance-Leasing Companies — 0.0%
Air Lease Corp.	139	6,685
Finance-Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†	1,200	107,280
FNF Group	6,500	255,060
		362,340
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	1,382	20,882
CBOE Holdings, Inc.	7,015	873,999
Nasdaq, Inc.	443	34,035
SEI Investments Co.	3,173	228,012
		1,156,928
Food-Canned — 0.0%
TreeHouse Foods, Inc.†	391	19,339
Food-Catering — 0.1%
Aramark	7,145	305,377
Food-Confectionery — 0.4%
Hershey Co.	7,518	853,368
Food-Meat Products — 0.3%
Hormel Foods Corp.	5,500	200,145
Tyson Foods, Inc., Class A	4,700	381,029
		581,174
Food-Misc./Diversified — 1.7%
Blue Buffalo Pet Products, Inc.†	60,854	1,995,402
Campbell Soup Co.	2,781	133,794
Conagra Brands, Inc.	4,500	169,515
Hain Celestial Group, Inc.†	3,600	152,604
Kellogg Co.	5,364	364,645
Lamb Weston Holdings, Inc.	801	45,216
McCormick & Co., Inc.	6,747	687,587
Pinnacle Foods, Inc.	4,600	273,562
		3,822,325
Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	8,339	203,055
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	12,054	456,123
Funeral Services & Related Items — 0.2%
Service Corp. International	13,105	489,079
Garden Products — 0.2%
Scotts Miracle-Gro Co., Class A	959	102,603
Toro Co.	5,098	332,543
		435,146
Gas-Distribution — 0.2%
Atmos Energy Corp.	3,300	283,437
NiSource, Inc.	6,600	169,422
		452,859
Gold Mining — 0.0%
Royal Gold, Inc.	572	46,973
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	15,362	832,620
Stericycle, Inc.†	1,400	95,186
		927,806
Home Decoration Products — 0.1%
Newell Brands, Inc.	6,200	191,580
Home Furnishings — 0.1%
Leggett & Platt, Inc.	2,515	120,041
Tempur Sealy International, Inc.†	423	26,518
		146,559
Hotels/Motels — 1.7%
Choice Hotels International, Inc.	2,891	224,342
Extended Stay America, Inc.	10,148	192,812
Hilton Grand Vacations, Inc.†	1,632	68,462
Hilton Worldwide Holdings, Inc.	37,320	2,980,375

4

Wyndham Worldwide Corp.	2,353	272,642
		3,738,633
Housewares — 0.0%
Tupperware Brands Corp.	1,199	75,177
Human Resources — 0.2%
ManpowerGroup, Inc.	1,300	163,943
Robert Half International, Inc.	5,221	289,974
		453,917
Independent Power Producers — 0.0%
NRG Energy, Inc.	1,397	39,787
Industrial Automated/Robotic — 1.2%
Cognex Corp.	6,932	423,961
Nordson Corp.	2,562	375,077
Rockwell Automation, Inc.	9,965	1,956,628
		2,755,666
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,600	262,528
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,191	737,848
Sensata Technologies Holding NV†	7,933	405,456
		1,143,304
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	493	36,048
Waters Corp.†	1,806	348,901
		384,949
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	2,892	183,006
Willis Towers Watson PLC	2,500	376,725
		559,731
Insurance-Multi-line — 0.0%
Assurant, Inc.	264	26,622
Voya Financial, Inc.	247	12,219
		38,841
Insurance-Property/Casualty — 0.7%
Arch Capital Group, Ltd.†	405	36,762
Erie Indemnity Co., Class A	429	52,269
Progressive Corp.	26,047	1,466,967
XL Group, Ltd.	1,897	66,699
		1,622,697
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	441	17,905
RenaissanceRe Holdings, Ltd.	68	8,540
		26,445
Internet Application Software — 0.0%
Zendesk, Inc.†	1,800	60,912
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	5,349	25,782
Twitter, Inc.†	999	23,986
		49,768
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,508	197,880
Internet Security — 0.7%
Palo Alto Networks, Inc.†	3,910	566,715
Proofpoint, Inc.†	2,300	204,263
Symantec Corp.	32,494	911,782
		1,682,760
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	3,156	534,847
Eaton Vance Corp.	2,620	147,742
Federated Investors, Inc., Class B	614	22,153
Financial Engines, Inc.	2,400	72,720
Invesco, Ltd.	4,167	152,262
Legg Mason, Inc.	466	19,563
T. Rowe Price Group, Inc.	865	90,765
		1,040,052
Lasers-System/Components — 0.6%
Coherent, Inc.†	1,759	496,425
II-VI, Inc.†	15,889	745,989
		1,242,414
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	1,938	341,088
Universal Display Corp.	4,785	826,130
		1,167,218
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,392	127,479
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	5,121	309,769
Machinery-General Industrial — 2.5%
IDEX Corp.	14,372	1,896,673
Middleby Corp.†	9,732	1,313,333
Roper Technologies, Inc.	3,491	904,169
Wabtec Corp.	3,250	264,648
Welbilt, Inc.†	3,045	71,588
Zebra Technologies Corp., Class A†	10,664	1,106,923
		5,557,334
Machinery-Pumps — 0.4%
Flowserve Corp.	3,200	134,816
Gardner Denver Holdings, Inc.†	1,546	52,456
Graco, Inc.	9,015	407,658
Xylem, Inc.	4,714	321,495
		916,425
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,435	190,912
Cerner Corp.†	10,425	702,541
Medidata Solutions, Inc.†	1,700	107,729
		1,001,182
Medical Instruments — 1.1%
Bio-Techne Corp.	875	113,356
Bruker Corp.	4,499	154,406
Edwards Lifesciences Corp.†	16,556	1,866,027
Teleflex, Inc.	1,374	341,878
		2,475,667

5

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	4,683	458,466
Medical Products — 2.1%
ABIOMED, Inc.†	972	182,163
Becton Dickinson and Co.	874	187,035
Cooper Cos., Inc.	3,590	782,189
Henry Schein, Inc.†	7,549	527,524
Hill-Rom Holdings, Inc.	1,458	122,895
Hologic, Inc.†	55,071	2,354,285
Varian Medical Systems, Inc.†	2,179	242,196
West Pharmaceutical Services, Inc.	3,135	309,331
		4,707,618
Medical-Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	1,000	119,590
Alnylam Pharmaceuticals, Inc.†	4,369	555,081
BioMarin Pharmaceutical, Inc.†	8,236	734,404
Bioverativ, Inc.†	4,967	267,821
Bluebird Bio, Inc.†	900	160,290
Charles River Laboratories International, Inc.†	1,115	122,037
Exact Sciences Corp.†	27,674	1,453,992
Exelixis, Inc.†	13,044	396,538
Illumina, Inc.†	5,600	1,223,544
Incyte Corp.†	12,973	1,228,673
Intercept Pharmaceuticals, Inc.†	424	24,770
Intrexon Corp.†	1,042	12,004
Ionis Pharmaceuticals, Inc.†	20,963	1,054,439
Sage Therapeutics, Inc.†	1,750	288,242
Seattle Genetics, Inc.†	4,766	254,981
Spark Therapeutics, Inc.†	4,008	206,091
Ultragenyx Pharmaceutical, Inc.†	1,000	46,380
Vertex Pharmaceuticals, Inc.†	758	113,594
		8,262,471
Medical-Drugs — 1.7%
ACADIA Pharmaceuticals, Inc.†	6,387	192,312
Akorn, Inc.†	2,014	64,911
Alkermes PLC†	8,808	482,062
Eisai Co., Ltd.	9,900	560,532
Ironwood Pharmaceuticals, Inc.†	11,000	164,890
Jazz Pharmaceuticals PLC†	1,000	134,650
Ono Pharmaceutical Co., Ltd.	14,700	342,124
TESARO, Inc.†	5,700	472,359
Zoetis, Inc.	19,867	1,431,219
		3,845,059
Medical-HMO — 0.5%
Centene Corp.†	4,308	434,591
Molina Healthcare, Inc.†	2,100	161,028
WellCare Health Plans, Inc.†	2,171	436,610
		1,032,229
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	5,746	187,492
Envision Healthcare Corp.†	2,204	76,170
LifePoint Health, Inc.†	147	7,321
Universal Health Services, Inc., Class B	1,500	170,025
		441,008
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,768	529,618
Premier, Inc., Class A†	349	10,187
		539,805
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.†	6,360	120,586
Southern Copper Corp.	1,734	82,278
		202,864
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	341	29,421
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	795	26,879
Lions Gate Entertainment Corp., Class B†	1,555	49,356
		76,235
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,904	147,756
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	331	22,584
Multimedia — 0.4%
FactSet Research Systems, Inc.	1,563	301,284
Liberty Media Corp. - Liberty Formula One, Series C†	20,586	703,218
		1,004,502
Networking Products — 0.9%
Arista Networks, Inc.†	8,651	2,038,003
LogMeIn, Inc.	769	88,050
		2,126,053
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	5,700	404,358
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,975	226,848
Oil Companies-Exploration & Production — 1.2%
Antero Resources Corp.†	2,694	51,186
Apache Corp.	470	19,843
Cabot Oil & Gas Corp.	13,293	380,180
Centennial Resource Development, Inc., Class A†	8,374	165,805
Chesapeake Energy Corp.†	1,458	5,774
Cimarex Energy Co.	2,673	326,133
Concho Resources, Inc.†	1,000	150,220
Continental Resources, Inc.†	908	48,097
Devon Energy Corp.	897	37,136
Diamondback Energy, Inc.†	1,728	218,160
EQT Corp.	760	43,259
Gulfport Energy Corp.†	373	4,759
Jagged Peak Energy, Inc.†	6,800	107,304
Laredo Petroleum, Inc.†	3,841	40,753
Newfield Exploration Co.†	27,163	856,449
Parsley Energy, Inc., Class A†	3,606	106,161
RSP Permian, Inc.†	4,665	189,772
		2,750,991

6

Oil Refining & Marketing — 0.1%
Andeavor	1,600	182,944
Oil-Field Services — 0.2%
Baker Hughes a GE Co., LLC	12,880	407,523
Oceaneering International, Inc.	3,300	69,762
RPC, Inc.	1,264	32,270
		509,555
Paper & Related Products — 0.8%
International Paper Co.	29,408	1,703,900
Patient Monitoring Equipment — 0.8%
Insulet Corp.†	27,013	1,863,897
Pipelines — 0.3%
Cheniere Energy, Inc.†	3,200	172,288
ONEOK, Inc.	8,482	453,363
Williams Cos., Inc.	2,865	87,354
		713,005
Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,117	34,694
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	3,300	163,416
Hubbell, Inc.	2,530	342,410
		505,826
Precious Metals — 0.1%
Wheaton Precious Metals Corp.	6,100	134,993
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	36	7,591
Radio — 0.1%
Sirius XM Holdings, Inc.	32,768	175,636
Real Estate Investment Trusts — 1.8%
American Campus Communities, Inc.	3,873	158,909
Boston Properties, Inc.	548	71,256
CoreSite Realty Corp.	803	91,462
CubeSmart	6,895	199,403
CyrusOne, Inc.	1,876	111,678
Digital Realty Trust, Inc.	3,696	420,974
Douglas Emmett, Inc.	3,047	125,110
Equinix, Inc.	306	138,685
Equity LifeStyle Properties, Inc.	1,927	171,542
Extra Space Storage, Inc.	2,446	213,903
Federal Realty Investment Trust	1,460	193,903
Gaming and Leisure Properties, Inc.	1,527	56,499
Hudson Pacific Properties, Inc.	381	13,049
Iron Mountain, Inc.	10,537	397,561
Lamar Advertising Co., Class A	1,755	130,291
MGM Growth Properties LLC, Class A	6,500	189,475
OUTFRONT Media, Inc.	462	10,718
SBA Communications Corp.†	6,847	1,118,526
SL Green Realty Corp.	1,500	151,395
Tanger Factory Outlet Centers, Inc.	146	3,871
Taubman Centers, Inc.	693	45,343
VEREIT, Inc.	16,401	127,764
		4,141,317
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,056	132,355
Jones Lang LaSalle, Inc.	1,300	193,609
WeWork Cos., Inc., Class A†(1)(2)(3)	1,550	71,068
		397,032
Recreational Centers — 0.3%
Planet Fitness, Inc., Class A†	21,300	737,619
Recreational Vehicles — 0.2%
Brunswick Corp.	1,716	94,758
Polaris Industries, Inc.	2,096	259,883
		354,641
Rental Auto/Equipment — 0.5%
AerCap Holdings NV†	15,660	823,873
United Rentals, Inc.†	2,001	343,992
		1,167,865
Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	5,169	698,901
Six Flags Entertainment Corp.	1,593	106,046
Vail Resorts, Inc.	939	199,509
		1,004,456
Respiratory Products — 0.1%
ResMed, Inc.	3,307	280,070
Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	4,738	582,916
Foot Locker, Inc.	217	10,173
Gap, Inc.	281	9,571
L Brands, Inc.	3,611	217,454
lululemon athletica, Inc.†	4,094	321,748
PVH Corp.	1,300	178,373
Ross Stores, Inc.	18,171	1,458,223
Tapestry, Inc.	8,928	394,885
		3,173,343
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	6,406	154,961
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	450	44,860
AutoZone, Inc.†	1,130	803,848
Genuine Parts Co.	1,281	121,708
O’Reilly Automotive, Inc.†	3,894	936,663
		1,907,079
Retail-Automobile — 0.5%
CarMax, Inc.†	9,132	585,635
Copart, Inc.†	11,103	479,539
		1,065,174
Retail-Building Products — 0.0%
Floor & Decor Holdings, Inc., Class A†	519	25,265
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	5,251	128,229
MSC Industrial Direct Co., Inc., Class A	427	41,274
		169,503
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,500	167,910
Retail-Discount — 1.8%
Dollar General Corp.	9,296	864,621

7

Dollar Tree, Inc.†	30,503	3,273,277
		4,137,898
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,618	22,887
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,476	409,331
Retail-Jewelry — 0.2%
Signet Jewelers, Ltd.	1,800	101,790
Tiffany & Co.	2,700	280,665
		382,455
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,300	118,910
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,769	131,195
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,300	152,536
PriceSmart, Inc.	800	68,880
Sally Beauty Holdings, Inc.†	1,077	20,205
		241,621
Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	2,785	622,893
Retail-Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†	599	173,129
Darden Restaurants, Inc.	2,953	283,547
Dave & Buster’s Entertainment, Inc.†	22,019	1,214,788
Domino’s Pizza, Inc.	1,035	195,574
Dunkin’ Brands Group, Inc.	9,337	601,956
Papa John’s International, Inc.	2,100	117,831
Restaurant Brands International LP	20	1,237
Restaurant Brands International, Inc.	2,500	153,700
Wendy’s Co.	4,368	71,723
Yum China Holdings, Inc.	11,558	462,551
Yum! Brands, Inc.	3,800	310,118
		3,586,154
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,583	45,495
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	1,277	120,038
Security Services — 0.4%
Brink’s Co.	12,583	990,282
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	8,679	772,691
Cypress Semiconductor Corp.	655	9,982
Integrated Device Technology, Inc.†	3,700	110,001
Marvell Technology Group, Ltd.	19,264	413,598
Maxim Integrated Products, Inc.	6,666	348,499
		1,654,771
Semiconductor Equipment — 1.4%
Entegris, Inc.	7,200	219,240
KLA-Tencor Corp.	8,119	853,063
Lam Research Corp.	3,826	704,252
Teradyne, Inc.	30,328	1,269,833
		3,046,388
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	2,084	491,199
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	15,104	757,768
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	800	132,680
Steel-Producers — 0.0%
Carpenter Technology Corp.	1,400	71,386
Steel Dynamics, Inc.	711	30,665
		102,051
Telecom Services — 0.0%
Switch, Inc., Class A	627	11,405
Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	2,284	86,404
Telephone-Integrated — 0.2%
Zayo Group Holdings, Inc.†	9,304	342,387
Television — 0.0%
AMC Networks, Inc., Class A†	1,157	62,571
Textile-Home Furnishings — 0.6%
Mohawk Industries, Inc.†	4,542	1,253,138
Theaters — 0.0%
Regal Entertainment Group, Class A	705	16,222
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	2,309	132,005
Neurocrine Biosciences, Inc.†	5,452	423,021
Sarepta Therapeutics, Inc.†	1,400	77,896
		632,922
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,680	292,824
Stanley Black & Decker, Inc.	370	62,785
		355,609
Toys — 0.1%
Hasbro, Inc.	2,037	185,143
Mattel, Inc.	1,544	23,747
		208,890
Transport-Marine — 0.0%
Kirby Corp.†	1,400	93,520
Transport-Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	2,000	157,460
Kansas City Southern	1,600	168,352
		325,812
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	5,023	447,499
Expeditors International of Washington, Inc.	5,200	336,388
		783,887
Transport-Truck — 1.4%
JB Hunt Transport Services, Inc.	13,072	1,503,019
Knight-Swift Transportation Holdings, Inc.	17,795	777,997

8

Landstar System, Inc.	1,989	207,055
Old Dominion Freight Line, Inc.	2,502	329,138
Schneider National, Inc., Class B	5,636	160,964
XPO Logistics, Inc.†	2,031	186,019
		3,164,192
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,518	102,799
Web Hosting/Design — 1.0%
GoDaddy, Inc., Class A†	30,640	1,540,579
Shopify, Inc., Class A†	800	80,800
VeriSign, Inc.†	6,122	700,602
		2,321,981
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,164	195,496
Total Common Stocks (cost $166,824,051)		222,072,272
CONVERTIBLE PREFERRED SECURITIES — 1.3%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)(3)	6,300	35,469
Applications Software — 0.2%
Dropbox, Inc., Series A†(1)(2)(3)	1,047	12,889
Dropbox, Inc., Series A-1†(1)(2)(3)	5,146	63,347
Dropbox, Inc., Series C†(1)(2)(3)	3,310	42,390
Magic Leap, Inc., Series C†(1)(2)(3)	4,974	134,298
Tanium, Inc., Series G†(1)(2)(3)	32,619	152,331
		405,255
Computer Software — 0.1%
Zuora, Inc., Series F†(1)(2)(3)	35,671	190,126
E-Commerce/Products — 0.1%
Flipkart, Ltd., Series G†(1)(2)(3)	604	71,497
The Honest Co., Inc., Series C†(1)(2)(3)	4,317	131,755
One Kings Lane Inc., Series E†(1)(2)(3)	11,800	2,950
		206,202
E-Commerce/Services — 0.6%
Airbnb, Inc., Series D†(1)(2)(3)	2,091	227,954
Airbnb, Inc., Series E†(1)(2)(3)	2,711	295,544
Uber Technologies, Inc., Series D†(1)(2)(3)	25,472	886,138
		1,409,636
Oil Companies-Exploration & Production — 0.1%
Venture Global LNG, Inc., Series C†(1)(2)(3)	39	147,069
Real Estate Management/Services — 0.1%
WeWork Cos., Inc., Series D-1†(1)(2)(3)	3,588	164,510
WeWork Cos., Inc., Series D-2†(1)(2)(3)	2,819	129,251
WeWork Cos., Inc., Series E†(1)(2)(3)	2,120	97,202
		390,963
Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	19,490	130,778
Total Convertible Preferred Securities (cost $1,988,223)		2,915,498

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell Midcap Growth Index Fund (cost $2,941,170)	1,863	224,752
Total Long-Term Investment Securities (cost $171,753,444)		225,212,522

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(5)	48,323	48,323
T. Rowe Price Reserve Investment Fund 1.24%(5)	1,006	1,006
Total Short-Term Investment Securities (cost $49,329)		49,329
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $569,013, collateralized by $555,000 of United States Treasury Inflation Index Bonds, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $582,796.	$569,000	569,000
Bank of America Securities LLC Joint Repurchase Agreement(4)	265,000	265,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	295,000	295,000
BNP Paribas SA Joint Repurchase Agreement(4)	510,000	510,000
Deutsche Bank AG Joint Repurchase Agreement(4)	195,000	195,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	470,000	470,000
Total Repurchase Agreements (cost $2,304,000)		2,304,000

9

TOTAL INVESTMENTS (cost $174,106,773)	100.6%	227,565,851
Liabilities in excess of other assets	(0.6)	(1,362,776)
NET ASSETS	100.0%	$226,203,075

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Mid Cap Growth Portfolio to the “SA Multi-Managed Mid Cap Growth Portfolio”.
†	Non-income producing security
(1)	Security classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets

Common Stocks

DocuSign, Inc. CVR	08/12/2016	2,581	$0	$0	$0.00	0.00%

DraftKings, Inc.	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	106,456	1.42	0.05

Dropbox, Inc.,
Class A	11/07/2014	3,515	67,141	43,270	12.31	0.02

Dropbox, Inc.,
Class B	05/01/2012	844	7,637	10,390	12.31	0.00

The Honest Co., Inc.	08/20/2014	1,850	50,056	32,708	17.68	0.01

WeWork Cos., Inc.
Class A	12/09/2014	28	466
	05/26/2015	1,286	18,224
	06/23/2015	236	7,762
		1,550	26,452	71,068	45.85	0.03

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	227,954	109.02	0.10

Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	295,544	109.02	0.13

Dropbox, Inc.,
Series A	05/01/2012	1,047	9,474	12,889	12.31	0.01

Dropbox, Inc.,
Series A-1	05/01/2012	5,146	46,567	63,347	12.31	0.03

Dropbox, Inc.,
Series C	01/28/2014	3,310	63,225	42,390	12.81	0.02

Flipkart, Ltd.,
Series G	12/17/2014	604	72,335	71,497	118.37	0.03

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	131,755	30.52	0.06

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	134,298	27.00	0.06

Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	35,469	5.63	0.02

One Kings Lane, Inc.,
Series E	01/28/2014	11,800	181,921	2,950	0.25	0.00

Pinterest, Inc.,
Series G	03/19/2015	19,490	139,921	130,778	6.71	0.06

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	152,331	4.67	0.07

Uber Technologies, Inc.,
Series D	06/05/2014	25,472	395,148	886,138	34.79	0.39

Venture Global LNG, Inc.
Series C	10/18/2017	39	147,069	147,069	3,771.00	0.07

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	164,510	45.85	0.07

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	129,251	45.85	0.06

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	97,202	45.85	0.04

Zuora, Inc.,
Series F	01/15/2015	35,671	135,525	190,126	5.33	0.08
				$3,179,390		1.41%

(3)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $3,179,390 representing 1.4% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	The rate shown is the 7-day yield as of December 31, 2017.
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)

4	Long	S&P 400 E-Mini Index	March 2018	$754,767	$760,960	$6,193

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$7,385,059	$—		$53,660	$7,438,719
E-Commerce/Products	1,734,233	—		32,708	1,766,941
Electronic Forms	—	—		0	0
Entertainment Software	1,326,040	—		106,456	1,432,496
Real Estate Management/Services	325,964	—		71,068	397,032
Other Industries	210,134,428	902,656	**	—	211,037,084
Convertible Preferred Securities	—	—		2,915,498	2,915,498
Exchange-Traded Funds	224,752	—		—	224,752
Short-Term Investment Securities	49,329	—		—	49,329
Repurchase Agreements	—	2,304,000		—	2,304,000
Total Investments at Value	$221,179,805	$3,206,656		$3,179,390	$227,565,851

Other Financial Instruments:†
Futures Contracts	$6,193	$—		$—	6,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2017	$217,915	$3,228,081
Accrued Discounts
Accrued Premiums
Realized Gain	24,400	—
Realized Loss	—	(169,570)
Change in unrealized appreciation(1)	31,576	454,952
Change in unrealized depreciation(1)	(256,501)	(439,165)
Net purchases	282,457	150,019
Net sales	(35,955)	(308,819)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of December 31, 2017	$263,892	$2,915,498

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2017 includes:

Common Stocks	Convertible Preferred Securities
$(200,525)	$(309,751)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2017.

The following is quantitative information about Level 3 fair value measurements:

Description	Value at December 31, 2017	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$106,456	Market Approach	2019 Revenue Multiple*	3.08x
			Discount for Lack of Marketability	10.0%
	$71,068	Market Approach	Secondary Market Transaction/Tender Price*	$26-$51.81 ($38.905)
	$32,708	Market Approach with	Valuation Based on Series E Offering*	$22.1000
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$53,660	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)
			2018 Estimated Revenue Multiple*	5.0x -6.51x (5.937x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	2.01
			Risk-free rate	1.91%
	$0	Income Approach	Potential Future Cash Flows*	$0.00

Convertible Preferred Securities	$281,366	Market Approach	Market Transaction Price*	$27.00 - $3,771.00 ($1,899.00)
	$390,963	Market Approach	Secondary Market Transaction/Tender Price*	$26-$51.81 ($38.905)
	$957,636	Market Approach	Primary Market Transaction Price*	$48.7722 - $88.1135 ($68.4429)
			Secondary Market Transaction/Tender Price*	$35.9689 - $85.30 ($60.6346)
	$675,829	Market Approach	Market Transaction Price*	$4.78 - $105.00 ($54.89)
			2019 Projected Billing Multiple*	5.3x
			2020 Estimated Revenue Multiple*	5.3x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%
	$190,126	Market Approach	2017 Revenue Multiple*	7.6x
			Discount for Lack of Marketability	10.0%
	$131,755	Market Approach with	Valuation Based on Series E Offering*	$22.1000
		Option Pricing Method (“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	15.0%
			Term to liquidity event in years	3.00
			Risk-free rate	1.62%
	$118,626	Market Approach with	Market Transaction Price*	$8.1500
		Option Pricing Method (“OPM”)
			2018 Estimated Revenue Multiple*	5.0x -6.51x (5.937x)
			2019 Estimated Revenue Multiple*	5.1x
			2019 Estimated Gross Profit Multiple*	6.6x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	35.0%
			Term to liquidity event in years	2.01
			Risk-free rate	1.91%
	$35,469	Market Approach with Option Pricing Method	Last Twelve Months Revenue Multiple*	1.07x
		(“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	60.9%
			Term to liquidity event in years	3.00
			Risk-free rate	2.00%
	$130,778	Market Approach with Option Pricing Method	Estimated Next Twelve Months Revenue Multiple*	6.9x
		(“OPM”)	Discount for Lack of Marketability	10.00%
			OPM assumptions:
			Volatility*	28.0%
			Term to liquidity event in years	1.01
			Risk-free rate	1.76%
	$2,950	Income Approach	Future Cash Flows*	$0.25
			Discount for Potential Claims	35.0%

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.8%
Advanced Materials — 0.0%
Hexcel Corp.	630	$38,965
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	34,214	689,754
Aerospace/Defense — 0.2%
Arconic, Inc.	8,944	243,724
Spirit AeroSystems Holdings, Inc., Class A	2,424	211,494
Teledyne Technologies, Inc.†	729	132,058
		587,276
Aerospace/Defense-Equipment — 1.0%
Cobham PLC†	174,242	296,036
Harris Corp.	6,474	917,042
L3 Technologies, Inc.	6,560	1,297,896
Orbital ATK, Inc.	1,201	157,932
		2,668,906
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	8,171	347,594
Mosaic Co.	11,651	298,965
		646,559
Agricultural Operations — 1.3%
Archer-Daniels-Midland Co.	31,535	1,263,923
Bunge, Ltd.	30,788	2,065,259
		3,329,182
Airlines — 0.8%
Alaska Air Group, Inc.	5,742	422,095
American Airlines Group, Inc.	5,156	268,267
Copa Holdings SA, Class A	603	80,838
Delta Air Lines, Inc.	12,849	719,544
JetBlue Airways Corp.†	6,717	150,058
Spirit Airlines, Inc.†	1,452	65,122
United Continental Holdings, Inc.†	5,641	380,203
		2,086,127
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.	20,322	424,933
Michael Kors Holdings, Ltd.†	2,781	175,064
Ralph Lauren Corp.	7,229	749,575
Under Armour, Inc., Class A†	1,042	15,036
Under Armour, Inc., Class C†	1,058	14,093
VF Corp.	1,798	133,052
		1,511,753
Appliances — 0.4%
Whirlpool Corp.	5,768	972,715
Applications Software — 0.1%
Nuance Communications, Inc.†	6,003	98,149
Verint Systems, Inc.†	6,298	263,571
		361,720
Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	7,183	510,568
Auto/Truck Parts & Equipment-Original — 0.2%
Adient PLC	1,967	154,803
BorgWarner, Inc.	3,972	202,929
Lear Corp.	248	43,812
		401,544
Banks-Commercial — 2.4%
Associated Banc-Corp.	3,167	80,442
Bank of Hawaii Corp.	881	75,502
Bank of the Ozarks	1,358	65,795
BankUnited, Inc.	2,178	88,688
BOK Financial Corp.	522	48,191
CIT Group, Inc.	2,748	135,284
Commerce Bancshares, Inc.	2,056	114,829
Cullen/Frost Bankers, Inc.	1,191	112,728
East West Bancorp, Inc.	2,824	171,784
First Hawaiian, Inc.	1,111	32,419
First Horizon National Corp.	24,797	495,692
First Republic Bank	645	55,883
FNB Corp.	6,718	92,843
M&T Bank Corp.	7,302	1,248,569
PacWest Bancorp	2,664	134,266
Pinnacle Financial Partners, Inc.	1,048	69,482
Popular, Inc.	15,506	550,308
Prosperity Bancshares, Inc.	1,387	97,187
Regions Financial Corp.	24,326	420,353
Signature Bank†	463	63,551
SVB Financial Group†	285	66,624
Synovus Financial Corp.	2,533	121,432
TCF Financial Corp.	3,321	68,081
Webster Financial Corp.	1,916	107,603
Westamerica Bancorporation	10,100	601,455
Western Alliance Bancorp†	887	50,222
Wintrust Financial Corp.	7,681	632,684
Zions Bancorporation	4,194	213,181
		6,015,078
Banks-Fiduciary — 1.5%
Citizens Financial Group, Inc.	33,974	1,426,229
Northern Trust Corp.	23,735	2,370,889
		3,797,118
Banks-Super Regional — 3.5%
Comerica, Inc.	15,271	1,325,675
Fifth Third Bancorp	100,121	3,037,671
Huntington Bancshares, Inc.	91,053	1,325,732
KeyCorp	78,936	1,592,139
SunTrust Banks, Inc.	25,132	1,623,276
		8,904,493
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	13,361	532,436
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	65	4,371
Brown-Forman Corp., Class B	211	14,489
		18,860
Brewery — 0.8%
Carlsberg A/S, Class B	9,925	1,188,780
Molson Coors Brewing Co., Class B	9,558	784,425
		1,973,205
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,170	70,944
Discovery Communications, Inc., Class C†	4,386	92,852

1

Scripps Networks Interactive, Inc., Class A	813	69,414
		233,210
Building & Construction Products-Misc. — 0.4%
Fortune Brands Home & Security, Inc.	221	15,125
Owens Corning	9,803	901,288
USG Corp.†	1,836	70,796
		987,209
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	59	12,287
Building Products-Cement — 0.5%
Martin Marietta Materials, Inc.	125	27,630
Vulcan Materials Co.	9,589	1,230,940
		1,258,570
Building Products-Wood — 0.0%
Masco Corp.	2,346	103,083
Building-Residential/Commercial — 0.4%
CalAtlantic Group, Inc.	1,688	95,186
D.R. Horton, Inc.	3,223	164,599
Lennar Corp., Class A	4,172	263,837
Lennar Corp., Class B	292	15,091
PulteGroup, Inc.	4,088	135,926
Toll Brothers, Inc.	8,909	427,810
		1,102,449
Cable/Satellite TV — 0.1%
Liberty Broadband Corp., Class A†	534	45,417
Liberty Broadband Corp., Class C†	2,174	185,138
		230,555
Casino Hotels — 0.1%
MGM Resorts International	9,704	324,017
Cellular Telecom — 0.1%
Altice USA, Inc., Class A†	10,503	222,979
United States Cellular Corp.†	293	11,025
		234,004
Chemicals-Diversified — 1.6%
Celanese Corp., Series A	8,146	872,273
Eastman Chemical Co.	10,414	964,753
FMC Corp.	13,006	1,231,148
Huntsman Corp.	2,168	72,173
Olin Corp.	3,450	122,751
PPG Industries, Inc.	5,785	675,804
Westlake Chemical Corp.	372	39,629
		3,978,531
Chemicals-Specialty — 0.6%
Albemarle Corp.	1,878	240,177
Ashland Global Holdings, Inc.	1,296	92,275
Brenntag AG	5,709	360,131
Cabot Corp.	1,278	78,712
NewMarket Corp.	11	4,371
Platform Specialty Products Corp.†	2,507	24,870
Univar, Inc.†	19,768	612,017
Valvoline, Inc.	4,279	107,232
Versum Materials, Inc.	2,069	78,312
		1,598,097
Coal — 0.0%
CONSOL Energy, Inc.†	595	23,508
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	17,696	572,643
RPM International, Inc.	14,055	736,763
		1,309,406
Commercial Services — 0.4%
Cintas Corp.	3,500	545,405
CoreLogic, Inc.†	726	33,549
Macquarie Infrastructure Corp.	1,629	104,582
Nielsen Holdings PLC	7,481	272,308
Quanta Services, Inc.†	2,310	90,344
		1,046,188
Commercial Services-Finance — 0.4%
Global Payments, Inc.	5,064	507,615
H&R Block, Inc.	3,663	96,044
IHS Markit, Ltd.†	3,456	156,039
Morningstar, Inc.	25	2,424
Sabre Corp.	12,398	254,159
WEX, Inc.†	164	23,162
		1,039,443
Computer Aided Design — 0.1%
Autodesk, Inc.†	791	82,920
Synopsys, Inc.†	2,891	246,429
		329,349
Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	3,655	378,731
Computer Services — 0.8%
Amdocs, Ltd.	14,423	944,418
Conduent, Inc.†	3,968	64,123
DST Systems, Inc.	1,150	71,381
Leidos Holdings, Inc.	12,064	778,972
Teradata Corp.†	2,533	97,419
		1,956,313
Computer Software — 0.1%
Akamai Technologies, Inc.†	3,457	224,844
SS&C Technologies Holdings, Inc.	288	11,658
		236,502
Computers-Integrated Systems — 0.2%
NCR Corp.†	15,836	538,266
Computers-Memory Devices — 0.2%
NetApp, Inc.	825	45,639
Western Digital Corp.	5,326	423,577
		469,216
Consulting Services — 0.0%
Booz Allen Hamilton Holding Corp.	181	6,902
Consumer Products-Misc. — 0.0%
Clorox Co.	400	59,496
Containers-Metal/Glass — 0.1%
Ball Corp.	3,240	122,634

2

Crown Holdings, Inc.†	832	46,800
Owens-Illinois, Inc.†	737	16,339
		185,773
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	182	3,840
Bemis Co., Inc.	1,912	91,374
Berry Global Group, Inc.†	10,789	632,991
Graphic Packaging Holding Co.	40,981	633,156
Sealed Air Corp.	13,206	651,056
Sonoco Products Co.	2,050	108,937
WestRock Co.	12,566	794,297
		2,915,651
Cosmetics & Toiletries — 0.7%
Coty, Inc., Class A	34,905	694,260
Edgewell Personal Care Co.†	17,599	1,045,205
		1,739,465
Cruise Lines — 0.5%
Norwegian Cruise Line Holdings, Ltd.†	3,884	206,823
Royal Caribbean Cruises, Ltd.	8,476	1,011,017
		1,217,840
Data Processing/Management — 0.6%
Dun & Bradstreet Corp.	468	55,416
Fidelity National Information Services, Inc.	12,252	1,152,791
First Data Corp., Class A†	22,855	381,907
		1,590,114
Dental Supplies & Equipment — 0.6%
DENTSPLY SIRONA, Inc.	12,115	797,531
Patterson Cos., Inc.	20,063	724,876
		1,522,407
Diagnostic Kits — 0.1%
OPKO Health, Inc.†	6,165	30,208
QIAGEN NV	3,219	99,564
		129,772
Dialysis Centers — 0.1%
DaVita, Inc.†	3,199	231,128
Disposable Medical Products — 0.3%
STERIS PLC	9,194	804,199
Distribution/Wholesale — 0.7%
HD Supply Holdings, Inc.†	13,133	525,714
LKQ Corp.†	21,796	886,443
WESCO International, Inc.†	6,018	410,127
WW Grainger, Inc.	64	15,120
		1,837,404
Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	1,273	144,676
Colfax Corp.†	1,850	73,297
Crane Co.	1,044	93,146
Dover Corp.	2,892	292,063
Eaton Corp. PLC	10,076	796,105
Ingersoll-Rand PLC	2,607	232,518
ITT, Inc.	14,344	765,539
Parker-Hannifin Corp.	374	74,643
Pentair PLC	3,469	244,981
Textron, Inc.	46,649	2,639,867
Trinity Industries, Inc.	3,143	117,737
		5,474,572
Diversified Operations — 0.7%
Leucadia National Corp.	72,065	1,909,002
Drug Delivery Systems — 0.2%
DexCom, Inc.†	6,800	390,252
E-Commerce/Services — 0.1%
Liberty Expedia Holdings, Inc., Class A†	920	40,783
Liberty Ventures, Series A†	1,666	90,364
TripAdvisor, Inc.†	1,219	42,007
Zillow Group, Inc., Class A†	338	13,770
Zillow Group, Inc., Class C†	678	27,744
		214,668
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,974	287,996
Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	9,034	256,204
PPL Corp.	14,349	444,102
		700,306
Electric-Generation — 0.2%
Vistra Energy Corp.†	29,650	543,188
Electric-Integrated — 5.6%
AES Corp.	49,257	533,453
Alliant Energy Corp.	4,772	203,335
Ameren Corp.	13,072	771,117
Avangrid, Inc.	1,185	59,937
CMS Energy Corp.	21,993	1,040,269
Consolidated Edison, Inc.	6,523	554,129
DTE Energy Co.	11,232	1,229,455
Edison International	6,653	420,736
Entergy Corp.	6,261	509,583
Eversource Energy	18,560	1,172,621
FirstEnergy Corp.	80,173	2,454,897
Great Plains Energy, Inc.	4,510	145,402
Hawaiian Electric Industries, Inc.	2,263	81,808
MDU Resources Group, Inc.	4,064	109,240
OGE Energy Corp.	4,175	137,399
PG&E Corp.	17,800	797,974
Pinnacle West Capital Corp.	10,951	932,806
Public Service Enterprise Group, Inc.	27,810	1,432,215
SCANA Corp.	2,753	109,514
WEC Energy Group, Inc.	15,454	1,026,609
Westar Energy, Inc.	2,967	156,658
Xcel Energy, Inc.	10,642	511,987
		14,391,144
Electronic Components-Misc. — 0.3%
AVX Corp.	28,000	484,400
Garmin, Ltd.	2,526	150,474
Gentex Corp.	2,098	43,953
Jabil, Inc.	3,724	97,755
		776,582
Electronic Components-Semiconductors — 0.1%
Microsemi Corp.†	455	23,501

3

ON Semiconductor Corp.†	489	10,239
Qorvo, Inc.†	1,268	84,449
Xilinx, Inc.	281	18,945
		137,134
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,914	467,027
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	5,114	342,484
FLIR Systems, Inc.	1,330	62,005
Fortive Corp.	611	44,206
Keysight Technologies, Inc.†	16,735	696,176
National Instruments Corp.	13,272	552,513
Trimble, Inc.†	1,095	44,501
		1,741,885
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,850	148,758
Avnet, Inc.	2,603	103,131
		251,889
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,705	115,122
Engineering/R&D Services — 0.4%
AECOM†	3,247	120,626
Fluor Corp.	2,925	151,076
Jacobs Engineering Group, Inc.	2,501	164,966
KBR, Inc.	29,379	582,586
		1,019,254
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,665	470,746
Enterprise Software/Service — 0.1%
CA, Inc.	6,596	219,515
Guidewire Software, Inc.†	944	70,101
		289,616
Entertainment Software — 0.0%
Zynga, Inc., Class A†	15,840	63,360
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	213	10,426
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	31,596	921,339
Credit Acceptance Corp.†	23	7,440
		928,779
Finance-Consumer Loans — 0.8%
Navient Corp.	5,686	75,738
OneMain Holdings, Inc.†	1,326	34,463
Santander Consumer USA Holdings, Inc.	3,091	57,554
SLM Corp.†	9,017	101,892
Synchrony Financial	45,453	1,754,940
		2,024,587
Finance-Credit Card — 0.6%
Discover Financial Services	20,623	1,586,321
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	5,660	280,566
Interactive Brokers Group, Inc., Class A	1,453	86,032
Lazard, Ltd., Class A	251	13,178
LPL Financial Holdings, Inc.	4,800	274,272
Raymond James Financial, Inc.	10,417	930,238
TD Ameritrade Holding Corp.	13,352	682,688
		2,266,974
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,895	91,131
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	5,481	215,074
Finance-Other Services — 0.5%
BGC Partners, Inc., Class A	3,565	53,867
Nasdaq, Inc.	15,349	1,179,264
		1,233,131
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,513	85,115
Food-Baking — 0.4%
Flowers Foods, Inc.	55,597	1,073,578
Food-Canned — 0.2%
TreeHouse Foods, Inc.†	9,431	466,457
Food-Catering — 0.3%
Aramark	16,350	698,799
Food-Confectionery — 0.4%
Hershey Co.	304	34,507
Hostess Brands, Inc.†	4,337	64,231
J.M. Smucker Co.	7,197	894,155
		992,893
Food-Flour & Grain — 0.1%
Post Holdings, Inc.†	1,357	107,515
Seaboard Corp.	6	26,460
		133,975
Food-Meat Products — 0.6%
Hormel Foods Corp.	5,638	205,167
Tyson Foods, Inc., Class A	15,495	1,256,179
		1,461,346
Food-Misc./Diversified — 1.1%
Cal-Maine Foods, Inc.†	4,956	220,294
Campbell Soup Co.	1,288	61,966
Conagra Brands, Inc.	8,159	307,349
General Mills, Inc.	9,200	545,468
Hain Celestial Group, Inc.†	2,128	90,206
Ingredion, Inc.	1,493	208,721
Kellogg Co.	399	27,124
Lamb Weston Holdings, Inc.	2,355	132,940
Pinnacle Foods, Inc.	19,583	1,164,601
		2,758,669
Food-Retail — 0.8%
Kroger Co.	67,626	1,856,334
Safeway Casa Ley CVR†(1)(3)	7,948	8,066
Safeway PDC LLC CVR†(1)(3)	7,948	388
Tesco PLC	77,691	219,393
		2,084,181
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	10,100	613,373

4

US Foods Holding Corp.†	4,276	136,533
		749,906
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,559	58,993
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	2,259	59,886
Garden Products — 0.0%
Scotts Miracle-Gro Co., Class A	72	7,703
Gas-Distribution — 0.9%
Atmos Energy Corp.	2,157	185,265
National Fuel Gas Co.	1,682	92,359
NiSource, Inc.	22,633	580,989
Sempra Energy	9,908	1,059,363
UGI Corp.	3,617	169,818
Vectren Corp.	1,740	113,135
		2,200,929
Gold Mining — 1.6%
Cia de Minas Buenaventura SAA ADR	16,400	230,912
Franco-Nevada Corp.	16,100	1,286,719
Newmont Mining Corp.	68,286	2,562,091
Royal Gold, Inc.	856	70,295
		4,150,017
Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	12,673	686,876
Stericycle, Inc.†	3,229	219,540
		906,416
Home Decoration Products — 0.4%
Newell Brands, Inc.	30,121	930,739
Home Furnishings — 0.0%
Leggett & Platt, Inc.	541	25,822
Tempur Sealy International, Inc.†	597	37,426
		63,248
Hotels/Motels — 0.1%
Extended Stay America, Inc.	1,752	33,288
Hilton Worldwide Holdings, Inc.	519	41,448
Hyatt Hotels Corp., Class A†	969	71,260
		145,996
Human Resources — 0.1%
ManpowerGroup, Inc.	1,401	176,680
Independent Power Producers — 0.7%
Calpine Corp.†	15,221	230,294
NRG Energy, Inc.	54,230	1,544,470
		1,774,764
Instruments-Controls — 0.3%
Sensata Technologies Holding NV†	13,442	687,021
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	8,002	585,106
Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	11,288	714,305
Brown & Brown, Inc.	19,389	997,758
Marsh & McLennan Cos., Inc.	10,500	854,595
Willis Towers Watson PLC	2,650	399,328
		2,965,986
Insurance-Life/Health — 1.3%
Athene Holding, Ltd., Class A†	2,243	115,986
Brighthouse Financial, Inc.†	6,107	358,115
Lincoln National Corp.	11,351	872,551
Principal Financial Group, Inc.	5,582	393,866
Torchmark Corp.	2,414	218,974
Unum Group	23,178	1,272,240
		3,231,732
Insurance-Multi-line — 2.8%
American Financial Group, Inc.	1,470	159,554
American National Insurance Co.	155	19,879
Assurant, Inc.	5,297	534,149
Cincinnati Financial Corp.	3,220	241,403
CNA Financial Corp.	19,366	1,027,366
Hartford Financial Services Group, Inc.	29,502	1,660,373
Kemper Corp.	9,644	664,472
Loews Corp.	32,927	1,647,338
Old Republic International Corp.	5,101	109,059
Voya Financial, Inc.	23,343	1,154,778
		7,218,371
Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	310	184,788
Arch Capital Group, Ltd.†	2,223	201,782
Erie Indemnity Co., Class A	137	16,692
First American Financial Corp.	2,249	126,034
Hanover Insurance Group, Inc.	6,005	649,020
Markel Corp.†	284	323,513
Mercury General Corp.	570	30,461
ProAssurance Corp.	1,098	62,751
Progressive Corp.	13,000	732,160
White Mountains Insurance Group, Ltd.	1,290	1,098,151
WR Berkley Corp.	1,993	142,798
XL Group, Ltd.	25,168	884,907
		4,453,057
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	854	34,672
Axis Capital Holdings, Ltd.	8,324	418,364
Everest Re Group, Ltd.	3,482	770,427
Reinsurance Group of America, Inc.	1,343	209,414
RenaissanceRe Holdings, Ltd.	777	97,584
Validus Holdings, Ltd.	9,804	460,004
		1,990,465
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	13,120	315,011
Internet Security — 0.2%
FireEye, Inc.†	3,667	52,072
Symantec Corp.	17,569	492,986
		545,058
Investment Companies — 0.2%
Groupe Bruxelles Lambert SA	1,792	193,262
Pargesa Holding SA	4,398	381,020
		574,282

5

Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.	1,161	238,295
Ameriprise Financial, Inc.	319	54,061
Federated Investors, Inc., Class B	1,443	52,064
Invesco, Ltd.	32,803	1,198,622
Legg Mason, Inc.	1,383	58,058
T. Rowe Price Group, Inc.	4,166	437,138
Waddell & Reed Financial, Inc., Class A	3,500	78,190
		2,116,428
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	290	51,040
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	1,559	141,698
Terex Corp.	1,628	78,502
		220,200
Machinery-Electrical — 0.2%
Regal Beloit Corp.	7,151	547,767
Machinery-Farming — 0.4%
AGCO Corp.	4,794	342,436
Deere & Co.	4,275	669,080
		1,011,516
Machinery-General Industrial — 0.1%
IDEX Corp.	110	14,517
Roper Technologies, Inc.	114	29,526
Wabtec Corp.	1,219	99,263
		143,306
Machinery-Pumps — 0.5%
Flowserve Corp.	2,730	115,015
Xylem, Inc.	15,497	1,056,895
		1,171,910
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,250	119,925
Medical Instruments — 0.2%
Bruker Corp.	1,392	47,773
Halyard Health, Inc.†	6,100	281,698
Teleflex, Inc.	789	196,319
		525,790
Medical Labs & Testing Services — 0.5%
IQVIA Holdings, Inc.†	1,154	112,977
Laboratory Corp. of America Holdings†	2,139	341,192
Quest Diagnostics, Inc.	8,858	872,424
		1,326,593
Medical Products — 2.1%
Baxter International, Inc.	22,000	1,422,080
Cooper Cos., Inc.	225	49,023
Haemonetics Corp.†	1,800	104,544
Henry Schein, Inc.†	5,300	370,364
Hill-Rom Holdings, Inc.	88	7,417
Hologic, Inc.†	28,320	1,210,680
Zimmer Biomet Holdings, Inc.	17,659	2,130,912
		5,295,020
Medical-Biomedical/Gene — 0.3%
Alnylam Pharmaceuticals, Inc.†	238	30,238
Bio-Rad Laboratories, Inc., Class A†	439	104,776
Intrexon Corp.†	302	3,479
Juno Therapeutics, Inc.†	1,435	65,594
Seattle Genetics, Inc.†	7,400	395,900
United Therapeutics Corp.†	897	132,711
		732,698
Medical-Drugs — 0.7%
Akorn, Inc.†	96	3,094
Alkermes PLC†	15,200	831,896
Endo International PLC†	4,661	36,123
Mallinckrodt PLC†	2,072	46,744
Zoetis, Inc.	13,100	943,724
		1,861,581
Medical-Generic Drugs — 1.2%
Mylan NV†	30,747	1,300,905
Perrigo Co. PLC	19,460	1,696,134
		2,997,039
Medical-HMO — 0.1%
Centene Corp.†	3,111	313,838
WellCare Health Plans, Inc.†	73	14,681
		328,519
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	1,643	53,611
Envision Healthcare Corp.†	2,433	84,085
LifePoint Health, Inc.†	8,118	404,276
Select Medical Holdings Corp.†	68,700	1,212,555
Universal Health Services, Inc., Class B	5,158	584,659
		2,339,186
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	7,160	657,431
Cardinal Health, Inc.	11,123	681,506
Premier, Inc., Class A†	9,808	286,296
		1,625,233
Metal Processors & Fabrication — 0.0%
Timken Co.	1,445	71,022
Metal-Aluminum — 0.1%
Alcoa Corp.†	3,868	208,369
Metal-Copper — 0.2%
Freeport-McMoRan, Inc.†	22,749	431,321
Southern Copper Corp.	184	8,731
		440,052
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	979	84,468
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,146	71,052
Lions Gate Entertainment Corp., Class A†	389	13,152
Lions Gate Entertainment Corp., Class B†	738	23,424
		107,628
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,598	590,106

6

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	787	53,697
Multimedia — 0.5%
Liberty Media Corp. - Liberty Formula One, Series A†	517	16,916
Liberty Media Corp. - Liberty Formula One, Series C†	3,913	133,668
Viacom, Inc., Class A	210	7,329
Viacom, Inc., Class B	37,358	1,151,000
		1,308,913
Networking Products — 0.0%
LogMeIn, Inc.	406	46,487
Non-Ferrous Metals — 0.2%
Cameco Corp.	61,900	571,337
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	4,815	325,542
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	3,896	43,557
Xerox Corp.	25,498	743,267
		786,824
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	103	11,831
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,219	143,436
Nabors Industries, Ltd.	6,469	44,183
Patterson-UTI Energy, Inc.	4,357	100,255
Transocean, Ltd.†	8,207	87,651
		375,525
Oil Companies-Exploration & Production — 5.1%
Antero Resources Corp.†	2,447	46,493
Apache Corp.	32,461	1,370,504
ARC Resources, Ltd.	29,900	350,855
Cabot Oil & Gas Corp.	29,033	830,344
Canadian Natural Resources, Ltd.	5,800	207,176
Centennial Resource Development, Inc., Class A†	2,768	54,806
Chesapeake Energy Corp.†	17,640	69,855
Cimarex Energy Co.	133	16,227
CNX Resources Corp.†	4,761	69,654
Concho Resources, Inc.†	5,635	846,490
Continental Resources, Inc.†	1,021	54,082
Devon Energy Corp.	10,215	422,901
Diamondback Energy, Inc.†	1,587	200,359
Energen Corp.†	12,887	741,905
EQT Corp.	48,183	2,742,576
Extraction Oil & Gas, Inc.†	2,517	36,018
Gulfport Energy Corp.†	3,001	38,293
Hess Corp.	57,790	2,743,291
Kosmos Energy, Ltd.†	4,818	33,003
Marathon Oil Corp.	17,783	301,066
Noble Energy, Inc.	10,085	293,877
Parsley Energy, Inc., Class A†	1,647	48,488
PDC Energy, Inc.†	7,947	409,588
Pioneer Natural Resources Co.	4,264	737,033
QEP Resources, Inc.†	5,011	47,955
Range Resources Corp.	4,779	81,530
RSP Permian, Inc.†	1,365	55,528
SM Energy Co.	2,316	51,137
Southwestern Energy Co.†	10,564	58,947
Whiting Petroleum Corp.†	1,882	49,835
WPX Energy, Inc.†	8,282	116,528
		13,126,344
Oil Companies-Integrated — 0.6%
Murphy Oil Corp.	49,612	1,540,453
Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	21,674	337,031
National Oilwell Varco, Inc.	7,965	286,899
		623,930
Oil Refining & Marketing — 0.7%
Andeavor	3,265	373,320
HollyFrontier Corp.	14,016	717,899
Marathon Petroleum Corp.	10,163	670,555
Murphy USA, Inc.†	721	57,939
PBF Energy, Inc., Class A	2,288	81,110
		1,900,823
Oil-Field Services — 0.8%
Baker Hughes a GE Co., LLC	8,908	281,849
Frank’s International NV	73,695	490,072
NOW, Inc.†	22,140	244,204
Oceaneering International, Inc.	2,054	43,422
Oil States International, Inc.†	12,683	358,929
RPC, Inc.	97	2,476
SEACOR Holdings, Inc.†	5,000	231,100
Superior Energy Services, Inc.†	27,499	264,815
Weatherford International PLC†	18,462	76,987
		1,993,854
Paper & Related Products — 0.0%
Domtar Corp.	1,301	64,425
International Paper Co.	785	45,483
		109,908
Physicians Practice Management — 0.4%
MEDNAX, Inc.†	17,981	960,905
Pipelines — 0.5%
Cheniere Energy, Inc.†	1,449	78,014
Plains GP Holdings LP, Class A	26,828	588,874
Targa Resources Corp.	4,435	214,743
Williams Cos., Inc.	14,800	451,252
		1,332,883
Poultry — 0.0%
Pilgrim’s Pride Corp.†	121	3,758
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	409	55,354
Precious Metals — 0.0%
Tahoe Resources, Inc.	6,453	30,910
Private Equity — 0.2%
Apollo Global Management LLC, Class A	16,896	565,509
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	1,569	330,824

7

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	926	60,884
Scholastic Corp.	5,100	204,561
		265,445
Publishing-Newspapers — 0.6%
News Corp., Class A	87,073	1,411,453
News Corp., Class B	2,540	42,164
		1,453,617
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,860	73,768
Liberty Media Corp. - Liberty SiriusXM, Series C†	3,740	148,328
Sirius XM Holdings, Inc.	1,605	8,603
		230,699
Real Estate Investment Trusts — 8.6%
AGNC Investment Corp.	8,196	165,477
Alexandria Real Estate Equities, Inc.	1,984	259,091
American Campus Communities, Inc.	2,799	114,843
American Homes 4 Rent, Class A	5,012	109,462
Annaly Capital Management, Inc.	50,988	606,247
Apartment Investment & Management Co., Class A	3,266	142,757
Apple Hospitality REIT, Inc.	4,391	86,107
AvalonBay Communities, Inc.	2,883	514,356
Boston Properties, Inc.	2,742	356,542
Brandywine Realty Trust	3,612	65,702
Brixmor Property Group, Inc.	33,486	624,849
Camden Property Trust	1,898	174,730
Chimera Investment Corp.	3,918	72,405
Colony NorthStar, Inc., Class A	11,259	128,465
Columbia Property Trust, Inc.	2,560	58,752
CoreCivic, Inc.	2,463	55,417
Corporate Office Properties Trust	2,083	60,824
CubeSmart	1,209	34,964
CyrusOne, Inc.	221	13,156
DCT Industrial Trust, Inc.	1,928	113,328
DDR Corp.	6,469	57,962
Digital Realty Trust, Inc.	1,000	113,900
Douglas Emmett, Inc.	580	23,815
Duke Realty Corp.	7,441	202,470
Empire State Realty Trust, Inc., Class A	2,663	54,671
EPR Properties	8,301	543,383
Equity Commonwealth†	33,820	1,031,848
Equity Residential	12,200	777,994
Essex Property Trust, Inc.	1,368	330,194
Extra Space Storage, Inc.	387	33,843
Federal Realty Investment Trust	923	122,584
Forest City Realty Trust, Inc., Class A	5,266	126,911
Gaming and Leisure Properties, Inc.	2,795	103,415
GGP, Inc.	12,900	301,731
HCP, Inc.	9,830	256,366
Healthcare Trust of America, Inc., Class A	4,247	127,580
Highwoods Properties, Inc.	2,102	107,013
Hospitality Properties Trust	3,395	101,341
Host Hotels & Resorts, Inc.	15,283	303,368
Hudson Pacific Properties, Inc.	2,930	100,352
Invitation Homes, Inc.	6,136	144,626
Iron Mountain, Inc.	692	26,109
JBG SMITH Properties	1,800	62,514
Kilroy Realty Corp.	2,019	150,718
Kimco Realty Corp.	8,642	156,852
Lamar Advertising Co., Class A	184	13,660
Liberty Property Trust	3,077	132,342
Life Storage, Inc.	11,220	999,365
Macerich Co.	2,863	188,042
Medical Properties Trust, Inc.	65,341	900,399
MFA Financial, Inc.	8,252	65,356
Mid-America Apartment Communities, Inc.	7,917	796,134
National Retail Properties, Inc.	3,109	134,091
New Residential Investment Corp.	6,422	114,825
Omega Healthcare Investors, Inc.	4,070	112,088
OUTFRONT Media, Inc.	2,488	57,722
Paramount Group, Inc.	4,149	65,762
Park Hotels & Resorts, Inc.	3,005	86,394
Piedmont Office Realty Trust, Inc., Class A	3,030	59,418
Prologis, Inc.	11,041	712,255
Rayonier, Inc.	56,390	1,783,616
Realty Income Corp.	5,910	336,988
Regency Centers Corp.	9,475	655,480
Retail Properties of America, Inc., Class A	4,956	66,609
Senior Housing Properties Trust	4,922	94,256
SL Green Realty Corp.	2,016	203,475
Spirit Realty Capital, Inc.	9,551	81,948
Starwood Property Trust, Inc.	5,334	113,881
STORE Capital Corp.	3,568	92,911
Sun Communities, Inc.	6,936	643,522
Tanger Factory Outlet Centers, Inc.	1,825	48,381
Taubman Centers, Inc.	4,622	302,417
Two Harbors Investment Corp.	3,621	58,877
UDR, Inc.	5,553	213,902
Uniti Group, Inc.†	3,461	61,571
Ventas, Inc.	7,427	445,694
VEREIT, Inc.	20,444	159,259
Vornado Realty Trust	3,600	281,448
Washington Prime Group, Inc.	39,748	283,006
Weingarten Realty Investors	2,511	82,537
Welltower, Inc.	7,677	489,562
Weyerhaeuser Co.	50,988	1,797,837
WP Carey, Inc.	2,207	152,062
		22,006,126
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	3,450	149,420
Jones Lang LaSalle, Inc.	945	140,739
Realogy Holdings Corp.	51,417	1,362,550
		1,652,709
Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	713	93,596
St. Joe Co.†	11,901	214,813
		308,409

8

Recreational Vehicles — 0.0%
Brunswick Corp.	346	19,106
Rental Auto/Equipment — 0.1%
AMERCO	105	39,680
Element Fleet Management Corp.	43,349	327,618
		367,298
Retail-Apparel/Shoe — 1.2%
Burlington Stores, Inc.†	617	75,910
Chico’s FAS, Inc.	24,800	218,736
Foot Locker, Inc.	2,406	112,793
Gap, Inc.	6,675	227,351
L Brands, Inc.	11,982	721,556
PVH Corp.	5,933	814,067
Tapestry, Inc.	4,900	216,727
Urban Outfitters, Inc.†	15,838	555,280
		2,942,420
Retail-Arts & Crafts — 0.2%
Michaels Cos., Inc.†	16,993	411,061
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	1,091	108,762
AutoZone, Inc.†	518	368,489
Genuine Parts Co.	1,878	178,429
		655,680
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,211	62,161
Penske Automotive Group, Inc.	744	35,600
		97,761
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.	2,906	63,903
Retail-Catalog Shopping — 0.1%
Liberty Interactive Corp. QVC Group, Class A†	3,594	87,766
MSC Industrial Direct Co., Inc., Class A	544	52,583
		140,349
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,081	37,354
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,388	368,916
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	815	91,231
Retail-Discount — 0.1%
Dollar General Corp.	3,566	331,674
Dollar Tree, Inc.†	255	27,364
		359,038
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,756	23,159
Retail-Gardening Products — 0.2%
Tractor Supply Co.	6,857	512,561
Retail-Jewelry — 0.4%
Signet Jewelers, Ltd.	1,264	71,479
Tiffany & Co.	8,359	868,918
		940,397
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,457	75,327
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	1,880	35,269
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,422	40,015
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,519	190,836
Macy’s, Inc.	6,391	160,989
		351,825
Retail-Restaurants — 0.0%
Yum China Holdings, Inc.	1,051	42,061
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	396	11,381
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	3,851	37,355
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.	19,690	636,184
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	987	59,121
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	37,200	498,852
New York Community Bancorp, Inc.	9,952	129,575
People’s United Financial, Inc.	7,164	133,967
TFS Financial Corp.	1,099	16,419
		778,813
Schools — 0.3%
Graham Holdings Co., Class B	91	50,810
Strayer Education, Inc.	6,600	591,228
		642,038
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	8,557	761,830
Cypress Semiconductor Corp.	6,304	96,073
Marvell Technology Group, Ltd.	60,732	1,303,916
Maxim Integrated Products, Inc.	13,621	712,106
		2,873,925
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	2,100	107,352
Teradyne, Inc.	278	11,640
		118,992
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	156	36,769
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	463	76,789
Steel-Producers — 0.7%
Nucor Corp.	19,685	1,251,572
Reliance Steel & Aluminum Co.	1,481	127,055
Steel Dynamics, Inc.	4,239	182,828
United States Steel Corp.	3,648	128,373
		1,689,828
Telecom Services — 0.0%
Switch, Inc., Class A	205	3,729

9

Telecommunication Equipment — 0.4%
ARRIS International PLC†	3,772	96,903
CommScope Holding Co., Inc.†	1,977	74,790
Juniper Networks, Inc.	7,825	223,012
NICE, Ltd., ADR	5,999	551,368
		946,073
Telephone-Integrated — 0.3%
CenturyLink, Inc.	20,146	336,035
Telephone & Data Systems, Inc.	11,624	323,147
		659,182
Television — 0.1%
TEGNA, Inc.	4,492	63,247
Tribune Media Co., Class A	1,667	70,798
		134,045
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,214	334,943
Theaters — 0.0%
Cinemark Holdings, Inc.	2,223	77,405
Regal Entertainment Group, Class A	1,735	39,922
		117,327
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	65	3,716
Tools-Hand Held — 0.7%
Snap-on, Inc.	1,046	182,318
Stanley Black & Decker, Inc.	9,545	1,619,691
		1,802,009
Toys — 0.4%
Hasbro, Inc.	577	52,443
Mattel, Inc.	54,413	836,872
		889,315
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	1,107	9,100
Kirby Corp.†	1,115	74,482
Tidewater, Inc.	6,500	158,600
		242,182
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	1,274	100,302
Kansas City Southern	11,966	1,259,063
		1,359,365
Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	26,500	2,360,885
Expeditors International of Washington, Inc.	12,014	777,186
Ryder System, Inc.	1,112	93,597
		3,231,668
Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	483	63,539
Schneider National, Inc., Class B	14,261	407,294
XPO Logistics, Inc.†	655	59,991
		530,824
Water — 0.2%
American Water Works Co., Inc.	3,736	341,806
Aqua America, Inc.	3,721	145,975
		487,781
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	9,285	838,807
Total Common Stocks (cost $210,111,489)		247,826,793
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Value Index Fund (cost $1,016,897)	12,312	1,097,615
Total Long-Term Investment Securities (cost $211,128,386)		248,924,408
SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(2)	1,985,785	1,985,785
T. Rowe Price Government Reserve Fund 1.24%(2)	3,751,082	3,751,082
		5,736,867
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.76% due 01/02/18	$934,000	934,000
Total Short-Term Investment Securities (cost $6,670,847)		6,670,867
TOTAL INVESTMENTS (cost $217,799,233)	99.8%	255,595,275
Other assets less liabilities	0.2	611,256
NET ASSETS	100.0%	$256,206,531

@                                    Effective October 9, 2017, the Board of Directors approved a change in the name of the Mid Cap Value Portfolio to the “SA Multi-Managed Mid Cap Value Portfolio”.

†                                         Non-income producing security

(1)                                 Security classified as Level 3 (see Note 1).

(2)                                 The rate shown is the 7-day yield as of December 31, 2017.

(3)                                 Illiquid security. At December 31, 2017, the aggregate value of these securities was $8,454 representing 0.0% of net assets.

ADR                     — American Depositary Receipt

CVR                     — Contingent Value Rights

Futures Contracts

						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
4	Long	S&P 400 E-Mini Index	March 2018	$754,767	$760,960	$6,193

*Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food-Retail	$1,856,334	$219,393	**	$8,454	$2,084,181
Other Industries	243,323,381	2,419,231	**	—	245,742,612
Exchange-Traded Funds	1,097,615	—		—	1,097,615
Short-Term Investment Securities:
Registered Investment Companies	5,736,867	—		—	5,736,867
U.S. Government Agencies	—	934,000		—	934,000
Total Investments at Value	$252,014,197	$3,572,624		$8,454	$255,595,275
Other Financial Instruments:†
Futures Contracts	$6,193	$—		$—	$6,193

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

† Other Financial Instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SA MULTI-MANAGED SMALL CAP PORTFOLIO@

Portfolio of Investments — December 31, 2017— (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,576	$144,668
Cubic Corp.	3,039	179,149
National Presto Industries, Inc.	609	60,565
		384,382
Aerospace/Defense-Equipment — 2.5%
AAR Corp.	8,709	342,177
Aerojet Rocketdyne Holdings, Inc.†	9,118	284,481
Curtiss-Wright Corp.	3,900	475,215
HEICO Corp.	35,673	3,365,747
Kaman Corp.	3,377	198,703
KLX, Inc.†	25,891	1,767,061
Moog, Inc., Class A†	7,529	653,894
Triumph Group, Inc.	6,028	163,961
		7,251,239
Agricultural Operations — 0.0%
Andersons, Inc.	3,202	99,742
Airlines — 0.3%
Allegiant Travel Co.	1,523	235,684
Hawaiian Holdings, Inc.	6,371	253,884
SkyWest, Inc.	6,294	334,212
		823,780
Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	2,043	153,613
Appliances — 0.2%
Hamilton Beach Brands Holding Co., Class A	6,700	172,123
iRobot Corp.†	3,384	259,553
		431,676
Applications Software — 1.1%
Ebix, Inc.	2,673	211,835
HubSpot, Inc.†	2,700	238,680
PDF Solutions, Inc.†	3,336	52,375
Progress Software Corp.	33,805	1,439,079
RealPage, Inc.†	25,163	1,114,721
		3,056,690
Athletic Equipment — 0.1%
Nautilus, Inc.†	3,728	49,769
Vista Outdoor, Inc.†	6,960	101,407
		151,176
Audio/Video Products — 0.0%
Daktronics, Inc.	4,732	43,203
Universal Electronics, Inc.†	1,737	82,073
		125,276
Auto Repair Centers — 0.1%
Monro, Inc.	3,979	226,604
Auto-Heavy Duty Trucks — 0.6%
REV Group, Inc.	55,855	1,816,963
Auto-Truck Trailers — 0.4%
Wabash National Corp.	55,961	1,214,354
Auto/Truck Parts & Equipment-Original — 0.5%
American Axle & Manufacturing Holdings, Inc.†	12,026	204,803
Cooper-Standard Holding, Inc.†	1,916	234,710
Gentherm, Inc.†	4,454	141,415
Meritor, Inc.†	1,400	32,844
Superior Industries International, Inc.	2,812	41,758
Tenneco, Inc.	9,725	569,301
Titan International, Inc.	6,017	77,499
		1,302,330
Auto/Truck Parts & Equipment-Replacement — 0.9%
Dorman Products, Inc.†	31,495	1,925,604
Douglas Dynamics, Inc.	15,200	574,560
Motorcar Parts of America, Inc.†	2,315	57,852
Standard Motor Products, Inc.	2,472	111,018
		2,669,034
B2B/E-Commerce — 0.8%
ePlus, Inc.†	28,831	2,168,091
Banks-Commercial — 7.9%
1st Source Corp.	3,140	155,273
Allegiance Bancshares, Inc.†	14,912	561,437
Ameris Bancorp	4,520	217,864
BancFirst Corp.	9,600	491,040
BancorpSouth Bank	12,700	399,415
Bank of the Ozarks	72,779	3,526,143
Banner Corp.	3,983	219,543
Cadence BanCorp†	800	21,696
Cathay General Bancorp, Class B	5,000	210,850
Central Pacific Financial Corp.	19,958	595,347
Central Valley Community Bancorp	1,200	24,216
Citizens & Northern Corp.	1,300	31,200
City Holding Co.	4,996	337,080
Columbia Banking System, Inc.	8,866	385,139
Community Bank System, Inc.	6,145	330,294
Customers Bancorp, Inc.†	3,514	91,329
CVB Financial Corp.	32,938	776,019
East West Bancorp, Inc.	155	9,429
FCB Financial Holdings, Inc., Class A†	15,200	772,160
Fidelity Southern Corp.	2,672	58,250
First BanCorp†	22,050	112,455
First Commonwealth Financial Corp.	32,533	465,873
First Community Bancshares, Inc.	1,400	40,222
First Financial Bancorp	10,835	285,502
First Financial Bankshares, Inc.	8,041	362,247
First Hawaiian, Inc.	4,600	134,228
First Horizon National Corp.	11,943	238,741
First Interstate BancSystem, Inc., Class A	3,300	132,165
First Midwest Bancorp, Inc.	12,474	299,501
Fulton Financial Corp.	5,300	94,870
Glacier Bancorp, Inc.	9,470	373,023
Great Western Bancorp, Inc.	8,743	347,971
Guaranty Bancorp	2,100	58,065
Hanmi Financial Corp.	3,935	119,427
Heritage Financial Corp.	4,500	138,600
Home BancShares, Inc.	77,701	1,806,548
HomeStreet, Inc.†	3,264	94,493
Hope Bancorp, Inc.	25,788	470,631
Independent Bank Corp.	5,900	131,865
Independent Bank Corp./Rockland Trust Co.	3,932	274,650
LegacyTexas Financial Group, Inc.	53,859	2,273,388
MainSource Financial Group, Inc.	1,500	54,465
NBT Bancorp, Inc.	5,286	194,525
OFG Bancorp	16,836	158,258
Old National Bancorp	16,245	283,475

1

Opus Bank†	2,092	57,112
PacWest Bancorp	3,400	171,360
S&T Bancorp, Inc.	4,247	169,073
ServisFirst Bancshares, Inc.	5,467	226,880
Sierra Bancorp	1,400	37,184
Simmons First National Corp., Class A	7,672	438,071
Southside Bancshares, Inc.	4,377	147,417
TCF Financial Corp.	12,700	260,350
Tompkins Financial Corp.	1,500	122,025
TrustCo Bank Corp.	11,668	107,346
Trustmark Corp.	4,400	140,184
UMB Financial Corp.	3,100	222,952
Union Bankshares Corp.	15,363	555,680
United Community Banks, Inc.	8,716	245,268
Veritex Holdings, Inc.†	28,290	780,521
Webster Financial Corp.	3,000	168,480
West Bancorporation, Inc.	2,050	51,558
Westamerica Bancorporation	15,799	940,830
		23,001,203
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,228	158,023
Banks-Mortgage — 0.2%
Walker & Dunlop, Inc.†	11,032	524,020
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	4,444	144,119
Batteries/Battery Systems — 0.6%
EnerSys	26,064	1,814,836
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co. Consolidated	564	121,407
Bicycle Manufacturing — 0.5%
Fox Factory Holding Corp.†	37,705	1,464,839
Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	11,722	135,389
TiVo Corp.	14,819	231,177
World Wrestling Entertainment, Inc., Class A.	4,754	145,377
		511,943
Building & Construction Products-Misc. — 1.4%
American Woodmark Corp.†	1,736	226,114
Gibraltar Industries, Inc.†	11,147	367,851
Patrick Industries, Inc.†	35,683	2,478,184
Ply Gem Holdings, Inc.†	6,700	123,950
Quanex Building Products Corp.	4,218	98,701
Simpson Manufacturing Co., Inc.	5,113	293,537
Trex Co., Inc.†	3,573	387,278
		3,975,615
Building & Construction-Misc. — 0.8%
Aegion Corp.†	3,949	100,423
Comfort Systems USA, Inc.	4,509	196,818
EMCOR Group, Inc.	16,800	1,373,400
MYR Group, Inc.†	9,199	328,680
TopBuild Corp.†	4,315	326,818
		2,326,139
Building Products-Air & Heating — 0.1%
AAON, Inc.	4,905	180,014
Building Products-Cement — 0.3%
Continental Building Products, Inc.†	25,000	703,750
US Concrete, Inc.†	1,900	158,935
		862,685
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,478	159,049
Griffon Corp.	3,669	74,664
PGT Innovations , Inc.†	6,029	101,589
		335,302
Building Products-Wood — 0.7%
Boise Cascade Co.	4,679	186,692
Universal Forest Products, Inc.	51,483	1,936,791
		2,123,483
Building-Heavy Construction — 0.7%
Dycom Industries, Inc.†	16,576	1,847,064
MasTec, Inc.†	3,100	151,745
Orion Group Holdings, Inc.†	3,424	26,810
		2,025,619
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,722	253,554
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	1,030	157,178
Winnebago Industries, Inc.	3,514	195,378
		352,556
Building-Residential/Commercial — 1.8%
AV Homes, Inc.†	2,800	46,620
Beazer Homes USA, Inc.†	20,600	395,726
Hovnanian Enterprises, Inc., Class A†	19,100	63,985
Installed Building Products, Inc.†	33,162	2,518,654
KB Home	3,600	115,020
LGI Homes, Inc.†	2,111	158,388
M/I Homes, Inc.†	3,341	114,930
MDC Holdings, Inc.	5,449	173,718
Meritage Homes Corp.†	4,602	235,623
Taylor Morrison Home Corp., Class A†	47,700	1,167,219
William Lyon Homes, Class A†	2,860	83,169
		5,073,052
Capacitors — 0.0%
KEMET Corp.†	5,956	89,697
Casino Hotels — 0.1%
Boyd Gaming Corp.	9,969	349,413
Monarch Casino & Resort, Inc.†	1,375	61,628
		411,041
Casino Services — 0.1%
Scientific Games Corp., Class A†	6,421	329,397
Cellular Telecom — 0.0%
ATN International, Inc.	1,322	73,054
Chemicals-Diversified — 0.3%
Aceto Corp.	3,656	37,766
AdvanSix, Inc.†	3,695	155,449
Innophos Holdings, Inc.	2,371	110,797
Innospec, Inc.	2,931	206,929
Koppers Holdings, Inc.†	2,519	128,217

2

Olin Corp.	2,200	78,276
Quaker Chemical Corp.	1,615	243,526
		960,960
Chemicals-Fibers — 0.1%
Rayonier Advanced Materials, Inc.	12,136	248,181
Chemicals-Other — 0.1%
American Vanguard Corp.	7,383	145,076
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,573	133,094
PolyOne Corp.	2,400	104,400
		237,494
Chemicals-Specialty — 1.5%
Balchem Corp.	27,935	2,251,561
Calgon Carbon Corp.	6,169	131,400
H.B. Fuller Co.	6,111	329,199
Hawkins, Inc.	1,152	40,550
Ingevity Corp.†	5,112	360,243
Kraton Corp.†	3,800	183,046
Minerals Technologies, Inc.	6,400	440,640
OMNOVA Solutions, Inc.†	14,800	148,000
Sensient Technologies Corp.	1,900	138,985
Stepan Co.	2,401	189,607
		4,213,231
Circuit Boards — 0.2%
Park Electrochemical Corp.	2,309	45,372
TTM Technologies, Inc.†	27,925	437,585
		482,957
Coal — 0.1%
Cloud Peak Energy, Inc.†	9,113	40,553
CONSOL Energy, Inc.†	3,143	124,180
NACCO Industries, Inc., Class A	3,300	124,245
SunCoke Energy, Inc.†	10,508	125,991
		414,969
Commercial Services — 0.5%
Care.com, Inc.†	6,000	108,240
Healthcare Services Group, Inc.	8,896	468,997
HMS Holdings Corp.†	10,209	173,042
Medifast, Inc.	2,075	144,856
Nutrisystem, Inc.	3,647	191,832
RPX Corp.	16,840	226,330
Team, Inc.†	3,632	54,117
		1,367,414
Commercial Services-Finance — 1.5%
Cardtronics PLC, Class A†	5,546	102,712
Euronet Worldwide, Inc.†	1,500	126,405
EVERTEC, Inc.	1,900	25,935
Green Dot Corp., Class A†	5,553	334,624
LendingTree, Inc.†	916	311,852
MarketAxess Holdings, Inc.	2,700	544,725
Travelport Worldwide, Ltd.	42,400	554,168
WEX, Inc.†	16,570	2,340,181
		4,340,602
Communications Software — 0.0%
Digi International, Inc.†	3,237	30,913
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	17,400	1,151,880
Computer Data Security — 0.1%
ForeScout Technologies, Inc.†.	1,200	38,268
Qualys, Inc.†	3,867	229,506
		267,774
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	5,067	122,115
Computer Services — 0.8%
Barracuda Networks, Inc.†	4,946	136,015
CACI International, Inc., Class A†	2,989	395,594
Convergys Corp.	9,800	230,300
Engility Holdings, Inc.†	2,143	60,797
ExlService Holdings, Inc.†	4,121	248,702
Insight Enterprises, Inc.†	4,346	166,408
Science Applications International Corp.	6,750	516,848
Sykes Enterprises, Inc.†	4,844	152,344
TeleTech Holdings, Inc.	1,726	69,472
Unisys Corp.†	37,600	306,440
Virtusa Corp.†	3,316	146,169
		2,429,089
Computer Software — 0.5%
Envestnet, Inc.†	19,147	954,478
MongoDB, Inc.†	3,600	106,848
SendGrid, Inc.†	900	21,573
Tintri, Inc.†	9,923	50,607
Workiva, Inc.†	12,300	263,220
		1,396,726
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	1,859	22,828
Cray, Inc.†	4,910	118,822
Mercury Systems, Inc.†	5,857	300,757
MTS Systems Corp.	2,158	115,885
NetScout Systems, Inc.†	3,800	115,710
Super Micro Computer, Inc.†	4,611	96,485
		770,487
Computers-Other — 0.1%
Lumentum Holdings, Inc.†	7,521	367,777
Computers-Periphery Equipment — 0.2%
Electronics For Imaging, Inc.†	19,547	577,223
Consulting Services — 0.4%
Forrester Research, Inc.	1,200	53,040
Franklin Covey Co.†	1,400	29,050
FTI Consulting, Inc.†	4,608	197,959
Huron Consulting Group, Inc.†	17,500	707,875
Navigant Consulting, Inc.†	5,575	108,211
		1,096,135
Consumer Products-Misc. — 0.6%
Central Garden & Pet Co.†	1,255	48,845
Central Garden & Pet Co., Class A†	4,240	159,890
Helen of Troy, Ltd.†	13,706	1,320,573
WD-40 Co.	1,695	200,010
		1,729,318

3

Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.	38,900	601,005
KapStone Paper and Packaging Corp.	10,595	240,400
Multi-Color Corp.	1,688	126,347
		967,752
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,083	90,506
Data Processing/Management — 0.4%
CSG Systems International, Inc.	9,970	436,885
Fair Isaac Corp.	4,600	704,720
		1,141,605
Diagnostic Equipment — 0.1%
BioTelemetry, Inc.†	3,732	111,587
Repligen Corp.†	4,549	165,038
		276,625
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	18,024	252,336
OraSure Technologies, Inc.†	7,363	138,866
		391,202
Disposable Medical Products — 0.3%
ICU Medical, Inc.†	1,833	395,928
Merit Medical Systems, Inc.†	6,095	263,304
Utah Medical Products, Inc.	1,100	89,540
		748,772
Distribution/Wholesale — 0.4%
Anixter International, Inc.†	3,514	267,064
Core-Mark Holding Co., Inc.	5,608	177,101
Essendant, Inc.	8,067	74,781
Fossil Group, Inc.†	5,244	40,746
G-III Apparel Group, Ltd.†	5,032	185,630
ScanSource, Inc.†	3,095	110,801
Titan Machinery, Inc.†	18,600	393,762
Veritiv Corp.†	1,352	39,073
		1,288,958
Diversified Manufacturing Operations — 1.1%
Actuant Corp., Class A	19,563	494,944
AZZ, Inc.	3,152	161,067
Barnes Group, Inc.	5,988	378,861
Colfax Corp.†	20,320	805,078
EnPro Industries, Inc.	2,589	242,097
Fabrinet†	4,564	130,987
Federal Signal Corp.	7,283	146,315
Harsco Corp.†	18,767	350,005
LSB Industries, Inc.†	2,449	21,453
Lydall, Inc.†	2,093	106,220
Raven Industries, Inc.	4,341	149,113
Standex International Corp.	1,553	158,173
Tredegar Corp.	3,088	59,290
		3,203,603
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	9,860	321,042
Diversified Operations/Commercial Services — 0.7%
Colliers International Group, Inc.	30,095	1,816,233
Viad Corp.	2,478	137,281
		1,953,514
Drug Delivery Systems — 0.7%
Depomed, Inc.†	26,244	211,264
Nektar Therapeutics†	29,319	1,750,931
Revance Therapeutics, Inc.†	1,200	42,900
		2,005,095
E-Commerce/Products — 0.2%
FTD Cos., Inc.†	2,040	14,668
Shutterfly, Inc.†	8,486	422,178
		436,846
E-Commerce/Services — 0.3%
Cargurus, Inc.†	1,100	32,978
Stamps.com, Inc.†	3,774	709,512
		742,490
E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	3,098	15,025
New Media Investment Group, Inc.	6,464	108,466
QuinStreet, Inc.†	4,329	36,277
		159,768
E-Services/Consulting — 0.2%
Perficient, Inc.†	23,738	452,684
Educational Software — 0.0%
Rosetta Stone, Inc.†	4,600	57,362
Electric Products-Misc. — 0.0%
Graham Corp.	2,100	43,953
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	8,600	106,640
Electric-Generation — 0.1%
Atlantic Power Corp.†	110,600	259,910
Electric-Integrated — 0.8%
ALLETE, Inc.	6,175	459,173
Avista Corp.	9,320	479,887
El Paso Electric Co.	10,928	604,865
NorthWestern Corp.	1,600	95,520
PNM Resources, Inc.	4,400	177,980
Portland General Electric Co.	10,500	478,590
		2,296,015
Electronic Components-Misc. — 1.3%
Bel Fuse, Inc., Class B	2,497	62,862
Benchmark Electronics, Inc.†	30,237	879,896
CTS Corp.	3,999	102,974
Knowles Corp.†	18,800	275,608
Methode Electronics, Inc.	4,469	179,207
OSI Systems, Inc.†	2,165	139,383
Plexus Corp.†	4,078	247,616
Rogers Corp.†	2,215	358,653
Sanmina Corp.†	8,744	288,552
Stoneridge, Inc.†	19,200	438,912
Vishay Intertechnology, Inc.	35,900	744,925
		3,718,588
Electronic Components-Semiconductors — 1.0%
Alpha & Omega Semiconductor, Ltd.†	13,200	215,952
Amkor Technology, Inc.†	39,800	399,990

4

CEVA, Inc.†	2,667	123,082
Diodes, Inc.†	4,677	134,090
DSP Group, Inc.†	2,710	33,875
Kopin Corp.†	7,409	23,709
Rambus, Inc.†	13,328	189,524
Semtech Corp.†	8,037	274,865
Silicon Laboratories, Inc.†	1,100	97,130
Synaptics, Inc.†	11,500	459,310
Xperi Corp.	39,287	958,603
		2,910,130
Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,535	168,973
ESCO Technologies, Inc.	3,137	189,004
FARO Technologies, Inc.†	2,029	95,363
Itron, Inc.†	4,138	282,212
		735,552
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	6,350	622,109
Energy-Alternate Sources — 0.6%
FutureFuel Corp.	12,679	178,647
Green Plains, Inc.	4,698	79,161
Pattern Energy Group, Inc.	8,200	176,218
Renewable Energy Group, Inc.†	19,800	233,640
REX American Resources Corp.†	10,477	867,391
SolarEdge Technologies, Inc.†	4,387	164,732
		1,699,789
Engineering/R&D Services — 0.9%
Exponent, Inc.	34,281	2,437,379
VSE Corp.	5,600	271,208
		2,708,587
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	24,004	608,981
Enterprise Software/Service — 1.1%
Donnelley Financial Solutions, Inc.†	4,092	79,753
LivePerson, Inc.†	6,649	76,464
Manhattan Associates, Inc.†	2,500	123,850
ManTech International Corp., Class A	3,133	157,245
MicroStrategy, Inc., Class A†	1,143	150,076
Omnicell, Inc.†	4,605	223,342
SailPoint Technologies Holding, Inc.†	9,600	139,200
SPS Commerce, Inc.†	2,091	101,602
Tyler Technologies, Inc.†	12,554	2,222,686
		3,274,218
Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	450	49,401
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	6,765	325,735
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	1,300	100,776
Finance-Auto Loans — 1.4%
Credit Acceptance Corp.†	12,948	4,188,419
Finance-Consumer Loans — 0.9%
Encore Capital Group, Inc.†	2,876	121,079
Enova International, Inc.†	4,063	61,758
Nelnet, Inc., Class A	4,200	230,076
PRA Group, Inc.†	61,712	2,048,838
World Acceptance Corp.†	715	57,715
		2,519,466
Finance-Investment Banker/Broker — 1.0%
Diamond Hill Investment Group, Inc.	6,368	1,316,011
Evercore, Inc., Class A	4,689	422,010
Greenhill & Co., Inc.	2,965	57,818
Houlihan Lokey, Inc.	7,000	318,010
Interactive Brokers Group, Inc., Class A	8,678	513,824
INTL. FCStone, Inc.†	1,886	80,212
Investment Technology Group, Inc.	4,014	77,269
Piper Jaffray Cos.	1,724	148,695
		2,933,849
Finance-Other Services — 1.1%
WageWorks, Inc.†	49,035	3,040,170
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	30,000	219,600
MGIC Investment Corp.†	13,000	183,430
NMI Holdings, Inc., Class A†	12,487	212,279
		615,309
Firearms & Ammunition — 0.1%
Axon Enterprise, Inc.†	6,424	170,236
Sturm Ruger & Co., Inc.	2,116	118,179
		288,415
Food-Canned — 0.1%
Bob Evans Farms, Inc.	2,434	191,848
Seneca Foods Corp., Class A†	2,022	62,176
		254,024
Food-Dairy Products — 0.1%
Dean Foods Co.	15,100	174,556
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	1,400	110,922
Food-Misc./Diversified — 0.7%
B&G Foods, Inc.	8,073	283,766
Cal-Maine Foods, Inc.†	3,614	160,642
Darling Ingredients, Inc.†	65,399	1,185,684
J&J Snack Foods Corp.	1,813	275,268
John B. Sanfilippo & Son, Inc.	1,056	66,792
		1,972,152
Food-Retail — 0.1%
Ingles Markets, Inc., Class A	5,300	183,380
SUPERVALU, Inc.†	4,657	100,591
		283,971
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,916	161,710
SpartanNash Co.	4,489	119,767
		281,477
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	8,459	106,922
Steven Madden, Ltd.†	6,458	301,588
Weyco Group, Inc.	700	20,804

5

Wolverine World Wide, Inc.	23,317	743,346
		1,172,660
Forestry — 0.0%
Deltic Timber Corp.	1,317	120,571
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,903	206,078
Gambling (Non-Hotel) — 0.5%
Pinnacle Entertainment, Inc.†	40,400	1,322,292
Gas-Distribution — 0.5%
Northwest Natural Gas Co.	4,986	297,415
South Jersey Industries, Inc.	9,649	301,338
Southwest Gas Holdings, Inc.	3,000	241,440
Spire, Inc.	9,360	703,404
		1,543,597
Golf — 0.1%
Callaway Golf Co.	11,478	159,889
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	2,653	135,303
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,167	61,734
HealthEquity, Inc.†	6,243	291,299
		353,033
Home Furnishings — 0.6%
Ethan Allen Interiors, Inc.	3,069	87,773
Hooker Furniture Corp.	20,411	866,447
Sleep Number Corp.†	17,335	651,623
		1,605,843
Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	10,189	124,815
Marcus Corp.	2,336	63,890
		188,705
Housewares — 0.0%
Lifetime Brands, Inc.	1,100	18,150
Human Resources — 4.2%
AMN Healthcare Services, Inc.†	70,312	3,462,866
Barrett Business Services, Inc.	10,496	676,887
Cross Country Healthcare, Inc.†	31,229	398,482
Heidrick & Struggles International, Inc.	2,281	55,999
Insperity, Inc.	53,671	3,078,032
Kelly Services, Inc., Class A	3,696	100,790
Korn/Ferry International	6,859	283,825
On Assignment, Inc.†	52,121	3,349,817
Resources Connection, Inc.	3,438	53,117
TriNet Group, Inc.†	1,700	75,378
TrueBlue, Inc.†	13,311	366,052
Willdan Group, Inc.†	15,171	363,194
		12,264,439
Identification Systems — 0.1%
Brady Corp., Class A	5,830	220,957
Independent Power Producers — 0.2%
Dynegy, Inc.†	46,600	552,210
Instruments-Controls — 0.1%
Control4 Corp.†	2,393	71,216
Watts Water Technologies, Inc., Class A	3,372	256,103
		327,319
Insurance Brokers — 0.0%
eHealth, Inc.†	1,990	34,566
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,821	332,529
CNO Financial Group, Inc.	17,500	432,075
Primerica, Inc.	5,100	517,905
		1,282,509
Insurance-Multi-line — 0.2%
Horace Mann Educators Corp.	4,937	217,722
Kemper Corp.	4,100	282,490
United Fire Group, Inc.	2,567	117,004
		617,216
Insurance-Property/Casualty — 3.0%
Ambac Financial Group, Inc.†	900	14,382
AMERISAFE, Inc.	25,664	1,580,902
Employers Holdings, Inc.	3,938	174,847
First American Financial Corp.	3,200	179,328
Global Indemnity, Ltd.†	1,200	50,424
HCI Group, Inc.	962	28,764
Infinity Property & Casualty Corp.	1,327	140,662
Kinsale Capital Group, Inc.	3,900	175,500
National General Holdings Corp.	76,991	1,512,103
Navigators Group, Inc.	7,622	371,191
ProAssurance Corp.	10,383	593,389
RLI Corp.	44,051	2,672,134
Safety Insurance Group, Inc.	1,848	148,579
Selective Insurance Group, Inc.	7,089	416,124
Stewart Information Services Corp.	2,883	121,951
Third Point Reinsurance, Ltd.†	16,861	247,014
United Insurance Holdings Corp.	2,492	42,987
Universal Insurance Holdings, Inc.	7,389	202,089
		8,672,370
Insurance-Reinsurance — 0.0%
Blue Capital Reinsurance Holdings, Ltd.	900	10,845
Maiden Holdings, Ltd.	8,425	55,605
		66,450
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	5,022	227,497
Internet Content-Entertainment — 0.0%
Shutterstock, Inc.†	2,231	96,000
Internet Content-Information/News — 0.1%
DHI Group, Inc.†	15,734	29,894
HealthStream, Inc.†	3,098	71,750
XO Group, Inc.†	2,933	54,143
		155,787
Internet Security — 0.1%
Proofpoint, Inc.†	1,400	124,334
VASCO Data Security International, Inc.†	8,858	123,126

6

Zix Corp.†	23,100	101,178
		348,638
Internet Telephone — 0.1%
8x8, Inc.†	11,164	157,412
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	26,276	1,037,902
Federated Investors, Inc., Class B	1,800	64,944
Financial Engines, Inc.	7,687	232,916
Virtus Investment Partners, Inc.	1,869	215,028
Waddell & Reed Financial, Inc., Class A	10,122	226,126
WisdomTree Investments, Inc.	13,963	175,236
		1,952,152
Lasers-System/Components — 0.2%
Applied Optoelectronics, Inc.†	2,353	88,991
Electro Scientific Industries, Inc.†	4,066	87,134
II-VI, Inc.†	6,664	312,875
		489,000
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,877	309,517
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,325	136,013
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,696	215,546
Machinery-Farming — 0.5%
Alamo Group, Inc.	11,096	1,252,406
Lindsay Corp.	1,291	113,866
		1,366,272
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,521	216,365
Applied Industrial Technologies, Inc.	9,013	613,785
Chart Industries, Inc.†	3,736	175,069
DXP Enterprises, Inc.†	9,622	284,523
Kadant, Inc.	4,100	411,640
Tennant Co.	2,167	157,433
		1,858,815
Machinery-Pumps — 0.1%
SPX FLOW, Inc.†	5,135	244,169
Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	1,710	20,007
Medical Imaging Systems — 0.1%
Analogic Corp.	1,516	126,965
Lantheus Holdings, Inc.†	3,597	73,559
		200,524
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	20,300	295,365
Computer Programs & Systems, Inc.	1,353	40,658
Quality Systems, Inc.†	5,721	77,691
		413,714
Medical Instruments — 0.5%
Abaxis, Inc.	2,756	136,477
AngioDynamics, Inc.†	4,458	74,137
CONMED Corp.	3,018	153,827
CryoLife, Inc.†	4,061	77,768
Halyard Health, Inc.†	9,000	415,620
Integra LifeSciences Holdings Corp.†	7,718	369,384
Natus Medical, Inc.†	3,782	144,472
		1,371,685
Medical Labs & Testing Services — 0.0%
Medpace Holdings, Inc.†	2,200	79,772
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,682	76,279
Medical Products — 1.2%
Cantel Medical Corp.	4,328	445,221
Haemonetics Corp.†	6,413	372,467
Integer Holdings Corp.†	16,522	748,447
Invacare Corp.	3,986	67,164
LeMaitre Vascular, Inc.	1,848	58,840
Luminex Corp.	4,974	97,988
MiMedx Group, Inc.†	12,403	156,402
Orthofix International NV†	12,356	675,873
OrthoPediatrics Corp. †	2,300	44,137
Surmodics, Inc.†	1,592	44,576
Tactile Systems Technology, Inc.†	1,762	51,063
Wright Medical Group NV†	37,900	841,380
		3,603,558
Medical-Biomedical/Gene — 1.9%
Achillion Pharmaceuticals, Inc.†	51,568	148,516
Acorda Therapeutics, Inc.†	5,676	121,750
Alder Biopharmaceuticals, Inc.†	19,000	217,550
Allena Pharmaceuticals, Inc.†	6,700	67,402
AMAG Pharmaceuticals, Inc.†	4,295	56,909
ANI Pharmaceuticals, Inc.†	1,088	70,122
Arena Pharmaceuticals, Inc.†	7,430	252,397
Avexis, Inc.†	2,900	320,943
Biohaven Pharmaceutical Holding Co., Ltd.†	6,300	169,974
Cambrex Corp.†	3,980	191,040
Cytokinetics, Inc.†	6,150	50,123
CytomX Therapeutics, Inc.†	10,800	227,988
Edge Therapeutics, Inc.†	17,100	160,227
Emergent BioSolutions, Inc.†	4,272	198,520
Innoviva, Inc.†	8,918	126,546
Ligand Pharmaceuticals, Inc.†	2,562	350,815
Medicines Co.†	7,789	212,951
Momenta Pharmaceuticals, Inc.†	9,274	129,372
Myriad Genetics, Inc.†	17,407	597,843
Novavax, Inc.†	135,100	167,524
Paratek Pharmaceuticals, Inc.†	11,300	202,270
Prothena Corp. PLC†	4,500	168,705
REGENXBIO, Inc.†	7,800	259,350
Sage Therapeutics, Inc.†	1,400	230,594
Selecta Biosciences, Inc.†	4,900	48,069
Seres Therapeutics, Inc.†	21,500	218,010
Spark Therapeutics, Inc.†	6,500	334,230
Spectrum Pharmaceuticals, Inc.†	10,999	208,431
		5,508,171
Medical-Drugs — 1.2%
ACADIA Pharmaceuticals, Inc.†	4,800	144,528

7

Aimmune Therapeutics, Inc.†	6,900	260,958
Amicus Therapeutics, Inc.†	21,100	303,629
Clovis Oncology, Inc.†	3,900	265,200
Corcept Therapeutics, Inc.†	11,501	207,708
Eagle Pharmaceuticals, Inc.†	1,015	54,221
Enanta Pharmaceuticals, Inc.†	1,733	101,693
Global Blood Therapeutics, Inc.†	6,700	263,645
Ignyta, Inc.†	15,300	408,510
Lannett Co., Inc.†	3,659	84,889
Pacira Pharmaceuticals, Inc.†	5,900	269,335
Prestige Brands Holdings, Inc.†	1,700	75,497
Progenics Pharmaceuticals, Inc.†	8,532	50,765
Reata Pharmaceuticals, Inc., Class A†	7,868	222,822
Sucampo Pharmaceuticals, Inc., Class A†	3,058	54,891
Supernus Pharmaceuticals, Inc.†	6,224	248,026
Synergy Pharmaceuticals, Inc.†	68,700	153,201
TG Therapeutics, Inc.†	25,600	209,920
Vanda Pharmaceuticals, Inc.†	14,700	223,440
		3,602,878
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	4,298	82,693
Impax Laboratories, Inc.†	8,998	149,817
		232,510
Medical-HMO — 0.8%
Magellan Health, Inc.†	2,919	281,829
Molina Healthcare, Inc.†	10,000	766,800
Tivity Health, Inc.†	29,537	1,079,577
WellCare Health Plans, Inc.†	1,050	211,166
		2,339,372
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	17,629	75,100
Quorum Health Corp.†	3,447	21,509
Select Medical Holdings Corp.†	12,998	229,415
Surgery Partners, Inc.†	22,900	277,090
Tenet Healthcare Corp.†	8,200	124,312
		727,426
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,840	129,648
Genesis Healthcare, Inc.†	19,003	14,497
Kindred Healthcare, Inc.	42,665	413,851
		557,996
Medical-Outpatient/Home Medical — 0.4%
Almost Family, Inc.†	1,526	84,464
Amedisys, Inc.†	3,461	182,429
Chemed Corp.	1,938	470,973
Civitas Solutions, Inc.†	13,700	234,270
LHC Group, Inc.†	1,975	120,969
Providence Service Corp.†	1,357	80,524
		1,173,629
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	7,000	132,160
Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	2,003	97,506
Haynes International, Inc.	1,519	48,684
Mueller Industries, Inc.	7,018	248,648
		394,838
Metal Products-Distribution — 0.2%
Olympic Steel, Inc.	1,106	23,768
Worthington Industries, Inc.	10,000	440,600
		464,368
Metal-Aluminum — 0.2%
Century Aluminum Co.†	6,043	118,684
Kaiser Aluminum Corp.	5,002	534,464
		653,148
Miscellaneous Manufacturing — 1.0%
FreightCar America, Inc.	450	7,686
Hillenbrand, Inc.	7,652	342,044
John Bean Technologies Corp.	23,412	2,594,050
		2,943,780
Motion Pictures & Services — 0.0%
Eros International PLC†	14,000	135,100
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	7,900	79,790
Multimedia — 0.1%
E.W. Scripps Co., Class A†	21,711	339,343
Networking Products — 0.1%
NETGEAR, Inc.†	3,821	224,484
Non-Ferrous Metals — 0.0%
Materion Corp.	2,433	118,244
Office Furnishings-Original — 0.1%
Interface, Inc.	11,115	279,542
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	74,000	902,800
Oil & Gas Drilling — 0.2%
Noble Corp. PLC†	29,742	134,434
Parker Drilling Co.†	18,100	18,100
Rowan Cos. PLC, Class A†	19,700	308,502
		461,036
Oil Companies-Exploration & Production — 0.7%
Bill Barrett Corp.†	63,411	325,299
Carrizo Oil & Gas, Inc.†	9,394	199,904
Denbury Resources, Inc.†	109,629	242,280
EP Energy Corp., Class A†	47,083	111,116
PDC Energy, Inc.†	7,998	412,217
Sanchez Energy Corp.†	18,900	100,359
SRC Energy, Inc.†	29,302	249,946
Unit Corp.†	13,420	295,240
W&T Offshore, Inc.†	20,769	68,745
		2,005,106
Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	3,868	121,610
Flotek Industries, Inc.†	6,899	32,149
Gulf Island Fabrication, Inc.	1,646	22,098
Natural Gas Services Group, Inc.†	3,100	81,220
		257,077

8

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	800	34,800
Delek US Holdings, Inc.	20,000	698,800
Par Pacific Holdings, Inc.†	3,058	58,958
		792,558
Oil-Field Services — 0.6%
Archrock, Inc.	27,618	289,989
Bristow Group, Inc.	3,907	52,627
CARBO Ceramics, Inc.†	2,669	27,171
Era Group, Inc.†	2,453	26,370
Helix Energy Solutions Group, Inc.†	16,859	127,117
Matrix Service Co.†	3,248	57,814
McDermott International, Inc.†	34,482	226,892
MRC Global, Inc.†	25,800	436,536
Newpark Resources, Inc.†	10,422	89,629
Oil States International, Inc.†	6,203	175,545
Pioneer Energy Services Corp.†	9,436	28,780
SEACOR Holdings, Inc.†	3,738	172,770
TETRA Technologies, Inc.†	14,071	60,083
		1,771,323
Paper & Related Products — 0.9%
Clearwater Paper Corp.†	1,995	90,573
Domtar Corp.	2,300	113,896
Neenah Paper, Inc.	21,741	1,970,822
P.H. Glatfelter Co.	5,292	113,460
Schweitzer-Mauduit International, Inc.	3,730	169,193
		2,457,944
Patient Monitoring Equipment — 0.2%
Masimo Corp.†	7,000	593,600
Pharmacy Services — 0.0%
Diplomat Pharmacy, Inc.†	5,853	117,470
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,527	110,249
Pollution Control — 0.0%
CECO Environmental Corp.	1,766	9,060
Poultry — 0.2%
Pilgrim’s Pride Corp.†	9,700	301,282
Sanderson Farms, Inc.	1,200	166,536
		467,818
Power Converter/Supply Equipment — 0.6%
Advanced Energy Industries, Inc.†	6,315	426,136
Generac Holdings, Inc.†	16,100	797,272
Powell Industries, Inc.	6,255	179,206
SPX Corp.†	5,173	162,381
Vicor Corp.†	1,976	41,298
		1,606,293
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	4,700	11,985
Deluxe Corp.	6,100	468,724
Ennis, Inc.	17,300	358,975
LSC Communications, Inc.	4,236	64,175
RR Donnelley & Sons Co.	8,500	79,050
		982,909
Professional Sports — 0.8%
Madison Square Garden Co., Class A†	10,259	2,163,110
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	9,500	88,350
Scholastic Corp.	3,362	134,850
		223,200
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	55,270	640,580
tronc, Inc.†	2,270	39,929
		680,509
Publishing-Periodicals — 0.2%
Time, Inc.	28,391	523,814
Racetracks — 0.4%
Penn National Gaming, Inc.†	31,675	992,378
Speedway Motorsports, Inc.	4,900	92,463
		1,084,841
Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	10,163	278,060
Agree Realty Corp.	3,547	182,458
Alexander & Baldwin, Inc.	1,800	49,932
American Assets Trust, Inc.	10,534	402,820
Apollo Commercial Real Estate Finance, Inc.	11,835	218,356
Armada Hoffler Properties, Inc.	5,453	84,685
ARMOUR Residential REIT, Inc.	5,083	130,735
Ashford Hospitality Trust, Inc.	36,700	246,991
Capstead Mtg. Corp.	38,868	336,208
CareTrust REIT, Inc.	9,215	154,443
CBL & Associates Properties, Inc.	26,773	151,535
Cedar Realty Trust, Inc.	9,867	59,991
Chatham Lodging Trust	5,509	125,385
Cherry Hill Mtg. Investment Corp.	3,000	53,970
Chesapeake Lodging Trust	7,296	197,649
CorEnergy Infrastructure Trust, Inc.	3,200	122,240
CoreSite Realty Corp.	7,900	899,810
CubeSmart	3,900	112,788
CYS Investments, Inc.	86,000	690,580
DCT Industrial Trust, Inc.	4,750	279,205
DiamondRock Hospitality Co.	36,720	414,569
Dynex Capital, Inc.	2,500	17,525
Easterly Government Properties, Inc.	5,327	113,678
EastGroup Properties, Inc.	6,780	599,216
EPR Properties	300	19,638
Equity LifeStyle Properties, Inc.	1,500	133,530
First Industrial Realty Trust, Inc.	2,900	91,263
Four Corners Property Trust, Inc.	7,430	190,951
Franklin Street Properties Corp.	18,019	193,524
Getty Realty Corp.	3,992	108,423
Gladstone Commercial Corp.	1,200	25,272
Government Properties Income Trust	17,538	325,154
Hersha Hospitality Trust	18,349	319,273
Highwoods Properties, Inc.	2,200	112,002
Hospitality Properties Trust	6,000	179,100
Independence Realty Trust, Inc.	10,140	102,313
InfraREIT, Inc.	1,700	31,586
Invesco Mtg. Capital, Inc.	15,647	278,986
Kite Realty Group Trust	10,149	198,920
Lexington Realty Trust	26,293	253,727

9

LTC Properties, Inc.	11,004	479,224
Mack-Cali Realty Corp.	5,300	114,268
National Retail Properties, Inc.	700	30,191
National Storage Affiliates Trust	6,014	163,942
Pennsylvania Real Estate Investment Trust	11,588	137,781
Potlatch Corp.	8,200	409,180
PS Business Parks, Inc.	3,940	492,855
Ramco-Gershenson Properties Trust	20,436	301,022
Retail Opportunity Investments Corp.	13,323	265,794
RLJ Lodging Trust	24,100	529,477
Saul Centers, Inc.	4,362	269,353
Summit Hotel Properties, Inc.	14,555	221,673
Taubman Centers, Inc.	1,900	124,317
Universal Health Realty Income Trust	1,534	115,219
Urstadt Biddle Properties, Inc., Class A	3,610	78,481
Whitestone REIT	4,677	67,396
Xenia Hotels & Resorts, Inc.	2,500	53,975
		12,340,639
Real Estate Management/Services — 1.3%
FirstService Corp.	39,974	2,794,982
HFF, Inc., Class A	4,449	216,399
RE/MAX Holdings, Inc., Class A	17,766	861,651
		3,873,032
Real Estate Operations & Development — 0.0%
Community Healthcare Trust, Inc.	2,077	58,364
Recreational Vehicles — 2.1%
Camping World Holdings, Inc., Class A	43,027	1,924,598
LCI Industries	31,758	4,128,540
		6,053,138
Rental Auto/Equipment — 0.1%
Aaron’s, Inc.	2,900	115,565
Rent-A-Center, Inc.	6,473	71,850
		187,415
Research & Development — 0.1%
INC Research Holdings, Inc., Class A†	3,600	156,960
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	2,863	387,106
Respiratory Products — 0.1%
Inogen, Inc.†	2,078	247,448
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	8,258	143,937
Ascena Retail Group, Inc.†	20,704	48,654
Buckle, Inc.	3,440	81,700
Caleres, Inc.	5,217	174,665
Cato Corp., Class A	2,826	44,990
Chico’s FAS, Inc.	15,517	136,860
Children’s Place, Inc.	8,787	1,277,190
DSW, Inc., Class A	8,774	187,851
Express, Inc.†	9,568	97,115
Finish Line, Inc., Class A	4,880	70,906
Francesca’s Holdings Corp.†	4,460	32,603
Genesco, Inc.†	2,418	78,585
Guess?, Inc.	7,279	122,870
Shoe Carnival, Inc.	1,385	37,049
Tailored Brands, Inc.	5,973	130,391
Vera Bradley, Inc.†	2,314	28,185
		2,693,551
Retail-Automobile — 1.5%
Asbury Automotive Group, Inc.†	2,251	144,064
Group 1 Automotive, Inc.	2,381	168,980
Lithia Motors, Inc., Class A	34,704	3,942,027
Sonic Automotive, Inc., Class A	2,989	55,147
		4,310,218
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,512	37,179
Barnes & Noble, Inc.	6,883	46,116
		83,295
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	3,458	108,547
Tile Shop Holdings, Inc.	4,180	40,128
		148,675
Retail-Discount — 0.3%
Big Lots, Inc.	7,900	443,585
Fred’s, Inc., Class A	4,346	17,602
Ollie’s Bargain Outlet Holdings, Inc.†	5,965	317,636
		778,823
Retail-Hair Salons — 0.1%
Regis Corp.†	25,442	390,789
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	2,358	53,409
Kirkland’s, Inc.†	1,944	23,260
La-Z-Boy, Inc.	5,857	182,738
Pier 1 Imports, Inc.	56,800	235,152
RH†	2,282	196,731
		691,290
Retail-Jewelry — 0.2%
Movado Group, Inc.	13,880	446,936
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,680	50,652
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	37,772	119,360
Retail-Misc./Diversified — 0.2%
Five Below, Inc.†	6,702	444,477
Retail-Office Supplies — 0.0%
Office Depot, Inc.	20,300	71,862
Retail-Pawn Shops — 0.3%
EZCORP, Inc., Class A†	32,244	393,377
FirstCash, Inc.	5,729	386,421
		779,798
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,502	113,841
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,675	100,584
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	123	50,971
BJ’s Restaurants, Inc.	2,179	79,316
Bloomin’ Brands, Inc.	29,900	638,066

10

Brinker International, Inc.	9,900	384,516
Chuy’s Holdings, Inc.†	2,054	57,615
Dave & Buster’s Entertainment, Inc.†	4,990	275,298
DineEquity, Inc.	2,184	110,794
El Pollo Loco Holdings, Inc.†	2,628	26,017
Fiesta Restaurant Group, Inc.†	3,286	62,434
Red Robin Gourmet Burgers, Inc.†	1,571	88,605
Ruth’s Hospitality Group, Inc.	3,532	76,468
Shake Shack, Inc., Class A†	2,226	96,163
Sonic Corp.	27,087	744,351
Wingstop, Inc.	3,533	137,716
		2,828,330
Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	2,445	18,582
Hibbett Sports, Inc.†	2,318	47,287
Zumiez, Inc.†	2,206	45,940
		111,809
Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	2,400	97,464
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	3,400	12,546
Vitamin Shoppe, Inc.†	2,911	12,808
		25,354
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	4,461	86,989
Proto Labs, Inc.†	3,009	309,927
Trinseo SA	10,400	755,040
		1,151,956
Satellite Telecom — 0.0%
Iridium Communications, Inc.†	10,111	119,310
Savings & Loans/Thrifts — 1.3%
Banc of California, Inc.	5,170	106,760
Bank Mutual Corp.	5,139	54,730
BankFinancial Corp.	3,800	58,292
Beneficial Bancorp, Inc.	39,499	649,759
BofI Holding, Inc.†	6,801	203,350
Brookline Bancorp, Inc.	9,307	146,120
Capitol Federal Financial, Inc.	1,200	16,092
Charter Financial Corp.	3,500	61,390
Dime Community Bancshares, Inc.	3,726	78,060
First Defiance Financial Corp.	1,100	57,167
Flushing Financial Corp.	4,200	115,500
Investors Bancorp, Inc.	13,900	192,932
Meridian Bancorp, Inc.	30,400	626,240
Meta Financial Group, Inc.	1,103	102,193
Northfield Bancorp, Inc.	33,938	579,661
Northwest Bancshares, Inc.	12,459	208,439
Oritani Financial Corp.	4,776	78,326
Pacific Premier Bancorp, Inc.†	4,710	188,400
People’s United Financial, Inc.	6,906	129,142
Provident Financial Holdings, Inc.	1,800	33,120
Provident Financial Services, Inc.	7,345	198,095
		3,883,768
Schools — 0.1%
American Public Education, Inc.†	1,975	49,474
Capella Education Co.	1,417	109,676
Career Education Corp.†	7,969	96,265
Strayer Education, Inc.	1,688	151,211
		406,626
Security Services — 0.0%
Ascent Capital Group, Inc., Class A†	9,000	103,410
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,632	21,167
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	3,900	202,254
MaxLinear, Inc.†	7,398	195,455
Power Integrations, Inc.	3,608	265,369
		663,078
Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,814	109,462
Brooks Automation, Inc.	8,536	203,584
Cabot Microelectronics Corp.	3,079	289,672
Cohu, Inc.	10,635	233,438
Entegris, Inc.	8,200	249,690
Kulicke & Soffa Industries, Inc.†	8,572	208,600
Nanometrics, Inc.†	3,108	77,451
Photronics, Inc.†	8,370	71,354
Rudolph Technologies, Inc.†	3,835	91,657
Veeco Instruments, Inc.†	5,864	87,080
Xcerra Corp.†	5,900	57,761
		1,679,749
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,741	72,016
Steel-Producers — 0.1%
AK Steel Holding Corp.†	38,219	216,320
Carpenter Technology Corp.	3,000	152,970
		369,290
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,382	185,679
Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	15,800	330,694
Harmonic, Inc.†	9,910	41,622
Oclaro, Inc.†	20,492	138,116
Viavi Solutions, Inc.†	27,612	241,329
		751,761
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	40,327	491,586
RigNet, Inc.†	7,800	116,610
Spok Holdings, Inc.	2,426	37,967
Switch, Inc., Class A	2,800	50,932
Vonage Holdings Corp.†	25,265	256,945
		954,040
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	5,846	113,120
Comtech Telecommunications Corp.	2,867	63,418
		176,538
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	5,122	106,794

11

Frontier Communications Corp.	9,536	64,463
General Communication, Inc., Class A†	3,210	125,254
		296,511
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	12,400	469,340
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	4,926	123,347
Unifi, Inc.†	2,063	74,000
		197,347
Theaters — 0.0%
National CineMedia, Inc.	7,500	51,450
Therapeutics — 0.4%
Anika Therapeutics, Inc.†	1,780	95,960
Cara Therapeutics, Inc.†	9,900	121,176
Flexion Therapeutics, Inc.†	7,400	185,296
Mersana Therapeutics, Inc.†	8,100	133,083
Sarepta Therapeutics, Inc.†	6,200	344,968
Xencor, Inc.†	8,700	190,704
		1,071,187
Tobacco — 0.1%
Universal Corp.	3,049	160,073
Toys — 0.0%
Funko, Inc., Class A†	10,900	72,485
Transactional Software — 0.2%
ACI Worldwide, Inc.†	11,900	269,773
Bottomline Technologies de, Inc.†	4,274	148,222
Synchronoss Technologies, Inc.†	22,207	198,531
		616,526
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,070	180,055
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	3,485	185,750
Transport-Marine — 0.0%
Dorian LPG, Ltd.†	376	3,091
International Seaways, Inc.†	4,300	79,378
		82,469
Transport-Services — 0.2%
Echo Global Logistics, Inc.†	3,185	89,180
Hub Group, Inc., Class A†	4,061	194,522
Matson, Inc.	5,154	153,795
		437,497
Transport-Truck — 0.4%
ArcBest Corp.	9,713	347,240
Forward Air Corp.	3,615	207,646
Heartland Express, Inc.	6,068	141,627
Marten Transport, Ltd.	4,696	95,329
Roadrunner Transportation Systems, Inc.†	3,816	29,421
Saia, Inc.†	3,095	218,971
Schneider National, Inc., Class B	3,000	85,680
YRC Worldwide, Inc.†	7,300	104,974
		1,230,888
Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	14,800	139,490
Veterinary Diagnostics — 1.5%
Heska Corp.†	792	63,526
Neogen Corp.†	52,435	4,310,682
Phibro Animal Health Corp., Class A	2,378	79,663
		4,453,871
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.†	1,000	67,720
Water — 0.4%
American States Water Co.	14,353	831,182
California Water Service Group	5,825	264,164
		1,095,346
Web Hosting/Design — 0.2%
NIC, Inc.	21,546	357,664
Web.com Group, Inc.†	13,543	295,237
		652,901
Web Portals/ISP — 0.0%
Blucora, Inc.†	5,600	123,760
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,527	122,938
General Cable Corp.	6,066	179,554
Insteel Industries, Inc.	2,196	62,191
		364,683
Wireless Equipment — 0.3%
CalAmp Corp.†	4,322	92,621
InterDigital, Inc.	10,475	797,671
		890,292
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	4,558	183,095
Total Common Stocks (cost $215,930,584)		283,194,151
EXCHANGE_TRADED FUNDS — 0.3%
iShares Core S&P Small-Cap ETF
(cost $908,809)	12,731	977,868
Total Long-Term Investment Securities (cost $216,839,393)		284,172,019
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Investor Class 1.13%(1)	3,280,327	3,280,327
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.12% due 01/02/2018	$1,230,000	1,230,000
Total Short-Term Investment Securities (cost $4,510,327)		4,510,327

12

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $875,019 collateralized by $850,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $892,571 (cost $875,000)	875,000	875,000
TOTAL INVESTMENTS (cost $222,224,720)	100.0%	289,557,346
Other assets less liabilities	0.0	27,704
NET ASSETS	100.0%	$289,585,050

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Small Cap Portfolio to the “SA Multi-Managed Small Cap Portfolio”.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of December 31, 2017.
ETF —	Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
31	Long	E-Muni Russell 2000 Index	March 2018	$2,363,228	$2,381,575	$18,347

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$283,194,151	$—	$—	$283,194,151
Exchange-Traded Funds	977,868	—	—	977,868
Short-Term Investment Securities:
Registered Investment Companies	3,280,327	—	—	3,280,327
Time Deposits	—	1,230,000	—	1,230,000
Repurchase Agreements	—	875,000	—	875,000
Total Investments at Value	$287,452,346	$2,105,000	$—	$289,557,346

Other Financial Instruments:†
Futures Contracts	$18,347	$—	$—	$18,347

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

†                 Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.6%
Australia — 4.9%
AGL Energy, Ltd.	9,683	$183,761
Alumina, Ltd.	37,880	71,725
Amcor, Ltd.	115,463	1,387,352
AMP, Ltd.	43,243	174,721
APA Group	16,955	110,036
Aristocrat Leisure, Ltd.	8,137	149,946
ASX, Ltd.	2,890	123,592
Aurizon Holdings, Ltd.	30,560	118,146
AusNet Services	24,444	34,469
Australia & New Zealand Banking Group, Ltd.	134,009	2,993,282
Bank of Queensland, Ltd.	5,581	55,278
Bendigo & Adelaide Bank, Ltd.	6,901	62,707
BGP Holdings PLC†(1)(2)	98,723	23
BHP Billiton, Ltd.	63,598	1,463,916
BlueScope Steel, Ltd.	8,372	100,328
Boral, Ltd.	16,804	101,843
Brambles, Ltd.	280,197	2,196,557
Caltex Australia, Ltd.	4,039	107,125
Challenger, Ltd.	153,485	1,676,531
CIMIC Group, Ltd.	1,558	62,477
Coca-Cola Amatil, Ltd.	8,607	57,087
Cochlear, Ltd.	877	117,081
Commonwealth Bank of Australia	25,117	1,569,808
Computershare, Ltd.	7,027	89,311
Crown Resorts, Ltd.	5,397	54,792
CSL, Ltd.	29,419	3,237,899
Dexus	13,935	105,827
Domino’s Pizza Enterprises, Ltd.	895	32,602
Flight Centre Travel Group, Ltd.	797	27,486
Fortescue Metals Group, Ltd.	23,606	89,702
Goodman Group	26,660	174,760
GPT Group	24,960	99,364
Harvey Norman Holdings, Ltd.	8,469	27,501
Healthscope, Ltd.	23,974	39,231
Incitec Pivot, Ltd.	25,276	76,853
Independence Group NL	281,992	1,044,735
Insurance Australia Group, Ltd.	35,617	200,830
LendLease Group	8,330	106,081
Macquarie Group, Ltd.	22,442	1,739,917
Medibank Private, Ltd.	41,423	106,229
Mirvac Group	55,331	101,159
National Australia Bank, Ltd.	38,992	896,974
Newcrest Mining, Ltd.	11,199	198,981
Orica, Ltd.	5,613	79,209
Origin Energy, Ltd.†	25,716	189,127
QBE Insurance Group, Ltd.	20,655	171,891
Ramsay Health Care, Ltd.	1,986	108,478
REA Group, Ltd.	800	47,763
Rio Tinto, Ltd.	17,330	1,022,749
Santos, Ltd.†	27,431	116,327
Scentre Group	401,123	1,309,031
SEEK, Ltd.	4,961	73,433
Sonic Healthcare, Ltd.	5,769	102,721
South32, Ltd.	354,459	963,729
Stockland	35,196	123,107
Suncorp Group, Ltd.	19,427	209,526
Sydney Airport	16,115	88,389
Tabcorp Holdings, Ltd.	29,357	127,691
Telstra Corp., Ltd.	157,805	446,713
TPG Telecom, Ltd.	4,933	25,277
Transurban Group	29,711	287,579
Treasury Wine Estates, Ltd.	10,715	133,275
Vicinity Centres	50,758	107,844
Wesfarmers, Ltd.	16,484	570,867
Westfield Corp.	28,886	214,053
Westpac Banking Corp.	134,689	3,287,471
Woodside Petroleum, Ltd.	12,250	316,610
Woolworths Group, Ltd.	18,646	396,879
WorleyParsons, Ltd.†	75,670	845,452
		32,733,216
Austria — 0.4%
ANDRITZ AG	1,090	61,550
Erste Group Bank AG	60,461	2,607,384
OMV AG	2,219	140,587
Raiffeisen Bank International AG†	2,145	77,672
voestalpine AG	1,695	101,311
		2,988,504
Belgium — 0.9%
Ageas	2,771	135,269
Anheuser-Busch InBev SA/NV	11,102	1,238,348
Colruyt SA	889	46,244
Groupe Bruxelles Lambert SA	1,219	131,466
KBC Group NV	3,666	312,339
Proximus SADP	2,284	74,967
Solvay SA	1,086	150,812
Telenet Group Holding NV†	791	55,070
UCB SA	1,908	151,198
Umicore SA	84,665	4,000,795
		6,296,508
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	10,000	85,846
First Pacific Co., Ltd.	38,000	25,819
Hongkong Land Holdings, Ltd.	17,200	120,948
Jardine Matheson Holdings, Ltd.	3,103	188,398
Jardine Strategic Holdings, Ltd.	47,662	1,886,600
Kerry Properties, Ltd.	10,000	44,985
Li & Fung, Ltd.	86,000	47,152
NWS Holdings, Ltd.	21,000	37,836
Shangri-La Asia, Ltd.	20,000	45,211
Yue Yuen Industrial Holdings, Ltd.	10,500	41,202
		2,523,997
Brazil — 0.3%
Lojas Renner SA	58,930	628,332
Telefonica Brasil SA (Preference Shares)	84,700	1,251,337
		1,879,669
Canada — 1.4%
Element Fleet Management Corp.	130,500	986,277
Magna International, Inc.	22,900	1,297,743
National Bank of Canada	37,500	1,871,122
Potash Corp. of Saskatchewan, Inc.	73,582	1,509,104
Sun Life Financial, Inc.	35,900	1,481,696
Toronto-Dominion Bank	36,757	2,153,662
		9,299,604
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd. ADR†	19,350	3,336,521

1

ASM Pacific Technology, Ltd.	4,000	55,636
Baidu, Inc. ADR†	4,500	1,053,945
CK Asset Holdings, Ltd.	37,360	326,560
CK Hutchison Holdings, Ltd.	186,024	2,335,528
Melco Resorts & Entertainment, Ltd. ADR	3,601	104,573
MGM China Holdings, Ltd.	14,400	43,558
Minth Group, Ltd.	10,853	65,310
Sands China, Ltd.	35,200	181,170
Tencent Holdings, Ltd.	70,600	3,649,666
WH Group, Ltd.*	127,500	143,717
Wharf Real Estate Investment Co., Ltd.†	18,000	119,803
Wynn Macau, Ltd.	23,600	74,355
YY, Inc., ADR†	11,600	1,311,496
		12,801,838
China — 0.2%
Ping An Insurance Group Co. of China, Ltd.	118,000	1,228,166
Denmark — 1.6%
AP Moller - Maersk A/S, Series A	57	94,992
AP Moller - Maersk A/S, Series B	241	419,976
Carlsberg A/S, Class B	1,555	186,252
Chr. Hansen Holding A/S	1,451	136,083
Coloplast A/S, Class B	1,766	140,037
Danske Bank A/S	44,982	1,748,733
DSV A/S	2,808	221,079
Genmab A/S†	830	137,634
GN Store Nord A/S	43,723	1,412,590
H. Lundbeck A/S	1,013	51,516
ISS A/S	2,428	93,660
Novo Nordisk A/S, Class B	46,297	2,488,241
Novozymes A/S, Class B	3,435	196,236
Orsted A/S*	2,755	150,094
Pandora A/S	1,610	175,216
TDC A/S	251,850	1,547,554
Tryg A/S	1,578	39,338
Vestas Wind Systems A/S	15,025	1,029,909
William Demant Holding A/S†	1,621	45,125
		10,314,265
Finland — 0.7%
Elisa Oyj	2,179	85,424
Fortum Oyj	6,729	133,203
Kone Oyj, Class B	5,034	270,131
Metso Oyj	1,688	57,584
Neste Oyj	1,923	123,062
Nokia OYJ	84,367	394,064
Nokian Renkaat Oyj	35,055	1,587,803
Orion Oyj, Class B	1,551	57,761
Sampo Oyj, Class A	6,641	364,826
Stora Enso Oyj, Class R	89,394	1,415,237
UPM-Kymmene Oyj	7,717	239,446
Wartsila Oyj Abp	2,240	141,159
		4,869,700
France — 9.4%
Accor SA	2,579	132,936
Aeroports de Paris	439	83,403
Air Liquide SA	15,875	1,996,617
Alstom SA	2,250	93,385
Amundi SA*	24,823	2,101,364
Arkema SA	993	120,669
Atos SE	1,372	199,709
AXA SA	139,478	4,133,911
BioMerieux	589	52,775
BNP Paribas SA	91,108	6,794,277
Bollore SA	13,008	70,662
Bouygues SA	3,022	156,989
Bureau Veritas SA	3,970	108,541
Capgemini SE	2,336	276,448
Carrefour SA	8,257	178,692
Casino Guichard Perrachon SA	844	51,115
Cie de Saint-Gobain	37,493	2,063,455
Cie Generale des Etablissements Michelin	2,504	358,684
CNP Assurances	2,544	58,702
Credit Agricole SA	16,277	268,892
Danone SA	44,758	3,752,401
Dassault Aviation SA	34	52,856
Dassault Systemes SE	1,919	203,810
Edenred	3,122	90,446
Eiffage SA	1,070	117,240
Electricite de France SA	8,002	99,823
Engie SA	132,792	2,281,550
Essilor International Cie Generale d’Optique SA	19,563	2,697,644
Eurazeo SA	671	61,892
Eutelsat Communications SA	29,928	691,004
Faurecia	1,114	86,871
Fonciere Des Regions	443	50,194
Gecina SA	675	124,539
Groupe Eurotunnel SE	7,059	90,787
Hermes International	466	249,447
ICADE	568	55,827
Iliad SA	398	95,375
Imerys SA	534	50,305
Ingenico Group SA	818	87,287
Ipsen SA	544	64,978
JCDecaux SA	1,005	40,497
Kering	4,349	2,050,226
Klepierre SA	3,248	142,831
L’Oreal SA	11,992	2,656,585
Lagardere SCA	1,770	56,705
Legrand SA	22,126	1,701,091
LVMH Moet Hennessy Louis Vuitton SE	12,183	3,578,755
Natixis SA	14,113	111,646
Orange SA	29,031	503,771
Pernod Ricard SA	3,119	493,709
Peugeot SA	8,585	174,392
Publicis Groupe SA	2,944	200,005
Remy Cointreau SA	378	52,371
Renault SA	2,800	281,422
Rexel SA	4,188	75,955
Safran SA	4,846	498,311
Sanofi	40,380	3,476,862

2

Schneider Electric SE	41,674	3,534,420
SCOR SE	2,484	99,944
SEB SA	326	60,401
Societe BIC SA	427	46,954
Societe Generale SA	11,205	577,703
Sodexo SA	1,353	181,662
Suez	5,396	94,859
Teleperformance	839	120,091
Thales SA	1,557	167,550
TOTAL SA	93,558	5,162,090
UBISOFT Entertainment SA†	913	70,250
Unibail-Rodamco SE	3,006	757,291
Unibail-Rodamco SE (Euronext Paris)	3,731	940,094
Valeo SA	3,419	254,790
Veolia Environnement SA	6,948	177,270
Vinci SA	7,315	746,327
Vivendi SA	89,557	2,408,192
Wendel SA	413	71,549
Zodiac Aerospace	2,774	82,977
		61,955,050
Germany — 11.3%
adidas AG	13,686	2,732,054
Allianz SE	6,549	1,499,810
Axel Springer SE	591	46,049
BASF SE	55,433	6,083,504
Bayer AG	78,312	9,740,058
Bayerische Motoren Werke AG	40,890	4,247,349
Bayerische Motoren Werke AG (Preference Shares)	819	73,132
Beiersdorf AG	1,523	178,506
Brenntag AG	2,355	148,557
Commerzbank AG†	55,928	838,878
Continental AG	9,943	2,684,362
Covestro AG*	10,189	1,047,657
Daimler AG	14,059	1,193,785
Deutsche Bank AG	30,030	569,888
Deutsche Boerse AG	2,790	323,401
Deutsche Lufthansa AG	3,482	127,999
Deutsche Post AG	14,222	675,615
Deutsche Telekom AG	236,254	4,189,875
Deutsche Wohnen SE	5,048	220,097
Drillisch AG	774	63,889
E.ON SE	88,081	955,034
Evonik Industries AG	39,196	1,470,501
Fraport AG Frankfurt Airport Services Worldwide	535	58,855
Fresenius Medical Care AG & Co. KGaA	18,478	1,946,162
Fresenius SE & Co. KGaA	40,660	3,165,795
FUCHS PETROLUB SE (Preference Shares)	1,034	54,684
GEA Group AG	33,811	1,621,206
Hannover Rueck SE	902	113,180
HeidelbergCement AG	20,037	2,169,047
Henkel AG & Co. KGaA	1,495	179,475
Henkel AG & Co. KGaA (Preference Shares)	2,603	343,699
HOCHTIEF AG	299	52,698
HUGO BOSS AG	1,001	84,910
Infineon Technologies AG	104,037	2,841,488
Innogy SE*	2,000	77,941
K+S AG	2,871	71,505
KION Group AG	1,038	89,555
LANXESS AG	1,386	110,204
Linde AG†	15,262	3,570,342
MAN SE	543	62,178
Merck KGaA	1,890	203,533
METRO AG†	2,609	52,111
MTU Aero Engines AG	748	133,784
Muenchener Rueckversicherungs-Gesellschaft AG	11,530	2,499,588
OSRAM Licht AG	1,453	130,092
Porsche Automobil Holding SE (Preference Shares)	2,311	193,426
ProSiebenSat.1 Media SE	3,390	116,720
RWE AG†	7,383	150,553
SAP SE	39,702	4,451,779
Schaeffler AG (Preference Shares)	2,430	42,895
Siemens AG	35,701	4,953,479
Stroeer SE & Co. KGaA	10,512	772,382
Symrise AG	22,534	1,931,988
Telefonica Deutschland Holding AG	283,246	1,422,403
thyssenkrupp AG	6,528	189,560
TUI AG	6,444	133,426
Uniper SE	2,945	91,863
United Internet AG	1,853	127,454
Volkswagen AG	474	95,967
Volkswagen AG (Preference Shares)	2,701	538,282
Vonovia SE	7,055	349,223
Wirecard AG	1,705	190,354
Zalando SE†*	1,624	85,571
		74,579,357
Hong Kong — 1.8%
AIA Group, Ltd.	842,000	7,180,844
Bank of East Asia, Ltd.	17,600	76,156
BOC Hong Kong Holdings, Ltd.	271,500	1,373,225
CLP Holdings, Ltd.	24,000	245,600
Galaxy Entertainment Group, Ltd.	34,000	271,879
Hang Lung Group, Ltd.	14,000	51,503
Hang Lung Properties, Ltd.	29,000	70,770
Hang Seng Bank, Ltd.	11,100	275,216
Henderson Land Development Co., Ltd.	18,333	120,829
HKT Trust & HKT, Ltd.	55,000	70,138
Hong Kong & China Gas Co., Ltd.	123,289	241,670
Hong Kong Exchanges & Clearing, Ltd.	17,100	522,304
Hysan Development Co., Ltd.	10,000	53,078
I-CABLE Communications, Ltd.†	23,414	689
Kingston Financial Group, Ltd.	59,559	57,055
Link REIT	32,500	301,164
MTR Corp., Ltd.	20,500	120,124
New World Development Co., Ltd.	82,000	123,203
PCCW, Ltd.	59,000	34,261
Power Assets Holdings, Ltd.	20,500	173,005
Sino Land Co., Ltd.	42,000	74,359

3

SJM Holdings, Ltd.	33,000	29,479
Sun Hung Kai Properties, Ltd.	21,000	349,815
Swire Pacific, Ltd., Class A	8,000	74,046
Swire Properties, Ltd.	17,600	56,765
Techtronic Industries Co., Ltd.	21,000	136,874
Wharf Holdings, Ltd.	18,000	62,243
Wheelock & Co., Ltd.	11,000	78,594
		12,224,888
India — 0.4%
HDFC Bank, Ltd. ADR	15,815	1,607,911
Infosys, Ltd. ADR	67,000	1,086,740
		2,694,651
Indonesia — 0.1%
Bank Central Asia Tbk PT	578,200	932,009
Ireland — 0.4%
AIB Group PLC†	11,871	78,339
Bank of Ireland Group PLC†	13,848	117,802
CRH PLC	12,049	433,466
DCC PLC	15,435	1,555,262
James Hardie Industries PLC CDI	6,778	119,318
Kerry Group PLC, Class A	2,313	259,398
Paddy Power Betfair PLC	1,158	137,379
		2,700,964
Isle of Man — 0.0%
Genting Singapore PLC	91,700	89,607
Israel — 0.4%
Azrieli Group, Ltd.	562	31,436
Bank Hapoalim B.M.	15,871	116,660
Bank Leumi Le-Israel B.M.	20,190	121,608
Bezeq The Israeli Telecommunication Corp., Ltd.	29,679	44,865
Check Point Software Technologies, Ltd.†	17,013	1,762,887
Elbit Systems, Ltd.	334	44,612
Frutarom Industries, Ltd.	551	51,717
Israel Chemicals, Ltd.	6,696	27,122
Mizrahi Tefahot Bank, Ltd.	2,101	38,713
NICE, Ltd.	845	77,130
Teva Pharmaceutical Industries, Ltd. ADR	13,284	251,732
		2,568,482
Italy — 1.7%
Assicurazioni Generali SpA	18,179	330,975
Atlantia SpA	6,607	208,412
Davide Campari-Milano SpA	8,305	64,204
Enel SpA	118,434	727,967
Eni SpA	37,209	615,319
Intesa Sanpaolo SpA	1,451,914	4,815,325
Intesa Sanpaolo SpA RSP	13,999	44,640
Leonardo SpA	6,094	72,458
Luxottica Group SpA	2,536	155,410
Mediobanca SpA	8,329	94,331
Moncler SpA	37,252	1,163,848
Poste Italiane SpA*	7,590	57,141
Prysmian SpA	37,296	1,216,541
Recordati SpA	1,541	68,453
Snam SpA	33,394	163,505
Telecom Italia SpA†	165,473	142,847
Telecom Italia SpA RSP	1,142,615	816,132
Terna Rete Elettrica Nazionale SpA	20,830	120,957
UniCredit SpA†	29,201	543,994
UnipolSai Assicurazioni SpA	13,784	32,144
		11,454,603
Japan — 21.9%
ABC-Mart, Inc.	500	28,699
Acom Co., Ltd.†	6,100	25,721
Aeon Co., Ltd.	8,900	150,304
AEON Financial Service Co., Ltd.	1,700	39,479
Aeon Mall Co., Ltd.	1,700	33,262
Air Water, Inc.	2,300	48,355
Aisin Seiki Co., Ltd.	14,700	825,978
Ajinomoto Co., Inc.	7,800	146,987
Alfresa Holdings Corp.	2,600	61,023
Alps Electric Co., Ltd.	2,925	83,240
Amada Holdings Co., Ltd.	4,600	62,544
ANA Holdings, Inc.	1,700	70,949
Aozora Bank, Ltd.	1,700	66,179
Asahi Glass Co., Ltd.	3,000	129,758
Asahi Group Holdings, Ltd.	5,600	277,642
Asahi Kasei Corp.	138,100	1,779,008
Asics Corp.	2,300	36,675
Astellas Pharma, Inc.	189,000	2,400,508
Bandai Namco Holdings, Inc.	2,900	94,867
Bank of Kyoto, Ltd.	800	41,617
Benesse Holdings, Inc.	1,200	42,135
Bridgestone Corp.	56,100	2,608,987
Brother Industries, Ltd.	3,300	81,454
Calbee, Inc.	1,100	35,787
Canon, Inc.	15,500	577,240
Casio Computer Co., Ltd.	3,300	47,488
Central Japan Railway Co.	9,400	1,682,263
Chiba Bank, Ltd.	10,000	83,283
Chubu Electric Power Co., Inc.	9,700	120,470
Chugai Pharmaceutical Co., Ltd.	3,300	168,741
Chugoku Electric Power Co., Inc.	4,500	48,306
Coca-Cola Bottlers Japan, Inc.	1,838	67,130
Concordia Financial Group, Ltd.	17,900	108,075
Credit Saison Co., Ltd.	42,800	778,983
CyberAgent, Inc.	23,100	902,247
CYBERDYNE, Inc.†	1,585	27,310
Dai Nippon Printing Co., Ltd.	3,700	82,551
Dai-ichi Life Holdings, Inc.	15,800	325,999
Daicel Corp.	4,400	50,072
Daifuku Co., Ltd.	1,448	78,775
Daiichi Sankyo Co., Ltd.	8,300	216,173
Daikin Industries, Ltd.	16,300	1,929,795
Daito Trust Construction Co., Ltd.	1,100	224,071
Daiwa House Industry Co., Ltd.	8,400	322,703
Daiwa House REIT Investment Corp.	20	47,510
Daiwa Securities Group, Inc.	24,000	150,617
DeNA Co., Ltd.	1,700	35,057
Denso Corp.	6,900	414,263
Dentsu, Inc.	3,100	130,795

4

Disco Corp.	500	110,087
Don Quijote Holdings Co., Ltd.	1,700	88,871
East Japan Railway Co.	4,800	467,957
Eisai Co., Ltd.	3,900	220,816
Electric Power Development Co., Ltd.	42,200	1,137,179
FamilyMart UNY Holdings Co., Ltd.	1,200	84,037
FANUC Corp.	2,900	696,750
Fast Retailing Co., Ltd.	700	279,117
Fuji Electric Co., Ltd.	9,000	67,699
FUJIFILM Holdings Corp.	6,000	244,954
Fujitsu, Ltd.	29,000	205,555
Fukuoka Financial Group, Inc.	12,000	67,443
Hachijuni Bank, Ltd.	5,500	31,417
Hakuhodo DY Holdings, Inc.	3,200	41,627
Hamamatsu Photonics KK	17,700	592,952
Hankyu Hanshin Holdings, Inc.	3,500	140,611
Hikari Tsushin, Inc.	300	43,104
Hino Motors, Ltd.	3,800	49,294
Hirose Electric Co., Ltd.	500	73,106
Hisamitsu Pharmaceutical Co., Inc.	1,000	60,563
Hitachi Chemical Co., Ltd.	1,600	41,110
Hitachi Construction Machinery Co., Ltd.	1,600	58,038
Hitachi High-Technologies Corp.	1,000	42,174
Hitachi Metals, Ltd.	3,300	47,178
Hitachi, Ltd.	70,000	544,537
Honda Motor Co., Ltd.	71,000	2,434,271
Hoshizaki Corp.	700	61,802
Hoya Corp.	5,700	284,817
Hulic Co., Ltd.	4,400	49,255
Idemitsu Kosan Co., Ltd.	2,000	80,034
IHI Corp.	2,300	76,562
Iida Group Holdings Co., Ltd.	2,300	43,337
Inpex Corp.	14,200	177,695
Isetan Mitsukoshi Holdings, Ltd.	4,900	60,563
Isuzu Motors, Ltd.	8,000	133,783
ITOCHU Corp.	21,800	407,024
J. Front Retailing Co., Ltd.	3,300	62,081
Japan Airlines Co., Ltd.	1,900	74,347
Japan Airport Terminal Co., Ltd.	700	25,975
Japan Exchange Group, Inc.	7,700	133,395
Japan Post Bank Co., Ltd.	6,000	77,908
Japan Post Holdings Co., Ltd.	23,000	263,622
Japan Prime Realty Investment Corp.	14	44,483
Japan Real Estate Investment Corp.	18	85,464
Japan Retail Fund Investment Corp.	35	64,159
Japan Tobacco, Inc.	16,000	515,330
JFE Holdings, Inc.	7,400	177,795
JGC Corp.	3,000	57,944
JSR Corp.	2,600	51,200
JTEKT Corp.	3,100	53,286
JXTG Holdings, Inc.	44,750	289,141
Kajima Corp.	14,000	134,552
Kakaku.com, Inc.	31,700	536,105
Kamigumi Co., Ltd.	2,000	44,204
Kaneka Corp.	5,000	45,680
Kansai Electric Power Co., Inc.	10,600	129,728
Kansai Paint Co., Ltd.	3,200	83,092
Kao Corp.	7,200	486,992
Kawasaki Heavy Industries, Ltd.	2,000	70,100
KDDI Corp.	120,100	2,990,170
Keihan Holdings Co., Ltd.	1,600	47,046
Keikyu Corp.	3,500	67,180
Keio Corp.	1,600	70,359
Keisei Electric Railway Co., Ltd.	2,000	64,203
Keyence Corp.	5,300	2,959,338
Kikkoman Corp.	2,100	84,906
Kintetsu Group Holdings Co., Ltd.	2,600	99,429
Kirin Holdings Co., Ltd.	70,100	1,763,708
Kobe Steel, Ltd.†	4,600	42,675
Koito Manufacturing Co., Ltd.	9,500	668,011
Komatsu, Ltd.	13,400	485,394
Konami Holdings Corp.	1,400	76,932
Konica Minolta, Inc.	6,800	65,449
Kose Corp.	340	53,091
Kubota Corp.	148,300	2,903,968
Kuraray Co., Ltd.	5,000	94,374
Kurita Water Industries, Ltd.	1,500	48,731
Kyocera Corp.	4,700	307,103
Kyowa Hakko Kirin Co., Ltd.	3,700	71,465
Kyushu Electric Power Co., Inc.	6,300	65,992
Kyushu Financial Group, Inc.	5,100	30,825
Kyushu Railway Co.	2,400	74,259
Lawson, Inc.	800	53,135
LINE Corp.†	700	28,624
Lion Corp.	3,500	66,074
LIXIL Group Corp.	3,900	105,441
M3, Inc.	2,900	101,525
Mabuchi Motor Co., Ltd.	800	43,186
Makita Corp.	43,600	1,825,448
Marubeni Corp.	24,100	174,994
Marui Group Co., Ltd.	3,100	56,642
Maruichi Steel Tube, Ltd.	700	20,482
Mazda Motor Corp.	8,400	112,712
McDonald’s Holdings Co. Japan, Ltd.	1,000	43,982
Mebuki Financial Group, Inc.	13,600	57,596
Medipal Holdings Corp.	2,400	47,001
MEIJI Holdings Co., Ltd.	1,800	152,965
MinebeaMitsumi, Inc.	5,500	115,401
Miraca Holdings, Inc.	16,000	685,302
MISUMI Group, Inc.	4,000	115,895
Mitsubishi Chemical Holdings Corp.	20,400	223,959
Mitsubishi Corp.	70,400	1,945,626
Mitsubishi Electric Corp.	212,800	3,535,835
Mitsubishi Estate Co., Ltd.	18,200	316,232
Mitsubishi Gas Chemical Co., Inc.	2,300	66,168
Mitsubishi Heavy Industries, Ltd.	4,600	171,737
Mitsubishi Materials Corp.	1,700	60,523
Mitsubishi Motors Corp.	9,700	70,096
Mitsubishi Tanabe Pharma Corp.	3,300	68,023
Mitsubishi UFJ Financial Group, Inc.	715,200	5,247,707
Mitsubishi UFJ Lease & Finance Co., Ltd.	145,200	864,992
Mitsui & Co., Ltd.	25,000	406,020
Mitsui Chemicals, Inc.	2,800	90,117
Mitsui Fudosan Co., Ltd.	56,500	1,266,614
Mitsui OSK Lines, Ltd.	1,700	56,755
Mixi, Inc.	700	31,443

5

Mizuho Financial Group, Inc.	351,300	638,106
MS&AD Insurance Group Holdings, Inc.	6,900	233,634
Murata Manufacturing Co., Ltd.	2,800	374,233
Nabtesco Corp.	1,700	65,206
Nagoya Railroad Co., Ltd.	2,800	70,466
NEC Corp.	3,800	102,541
Nexon Co., Ltd.†	2,800	81,368
NGK Insulators, Ltd.	3,900	73,539
NGK Spark Plug Co., Ltd.	2,200	53,498
NH Foods, Ltd.	2,000	48,601
Nidec Corp.	3,400	477,270
Nikon Corp.	5,000	100,602
Nintendo Co., Ltd.	10,700	3,895,356
Nippon Building Fund, Inc.	20	97,849
Nippon Electric Glass Co., Ltd.	1,300	49,628
Nippon Express Co., Ltd.	1,100	73,048
Nippon Paint Holdings Co., Ltd.	2,300	72,489
Nippon Prologis REIT, Inc.	26	54,967
Nippon Steel & Sumitomo Metal Corp.	11,000	282,342
Nippon Telegraph & Telephone Corp.	84,700	3,985,606
Nippon Yusen KK†	2,300	56,052
Nissan Chemical Industries, Ltd.	1,800	71,731
Nissan Motor Co., Ltd.	34,000	339,078
Nisshin Seifun Group, Inc.	3,100	62,490
Nissin Foods Holdings Co., Ltd.	900	65,620
Nitori Holdings Co., Ltd.	1,100	156,845
Nitto Denko Corp.	2,400	213,323
NOK Corp.	1,500	34,937
Nomura Holdings, Inc.	53,500	315,915
Nomura Real Estate Holdings, Inc.	77,700	1,742,404
Nomura Real Estate Master Fund, Inc.	52	64,563
Nomura Research Institute, Ltd.	2,000	92,900
NSK, Ltd.	5,700	89,778
NTT Data Corp.	8,800	104,438
NTT DOCOMO, Inc.	20,100	474,798
Obayashi Corp.	9,300	112,461
Obic Co., Ltd.	1,000	73,510
Odakyu Electric Railway Co., Ltd.	4,200	89,760
Oji Holdings Corp.	13,000	86,418
Olympus Corp.	4,200	160,810
Omron Corp.	25,500	1,518,830
Ono Pharmaceutical Co., Ltd.	5,900	137,315
Oracle Corp. Japan	600	49,750
Oriental Land Co., Ltd.	3,200	291,731
ORIX Corp.	115,700	1,956,289
Osaka Gas Co., Ltd.	5,400	103,928
Otsuka Corp.	800	61,282
Otsuka Holdings Co., Ltd.	5,600	245,240
Panasonic Corp.	150,600	2,205,460
Park24 Co., Ltd.	1,500	35,887
Persol Holdings Co., Ltd.	2,601	65,210
Pola Orbis Holdings, Inc.	17,244	603,627
Rakuten, Inc.†	14,000	128,032
Recruit Holdings Co., Ltd.	154,200	3,829,703
Renesas Electronics Corp.†	62,221	720,220
Resona Holdings, Inc.	33,400	199,603
Ricoh Co., Ltd.	9,900	92,019
Rinnai Corp.	400	36,216
Rohm Co., Ltd.	1,400	154,236
Ryohin Keikaku Co., Ltd.	420	130,769
Sankyo Co., Ltd.	800	25,158
Santen Pharmaceutical Co., Ltd.	123,200	1,934,214
SBI Holdings, Inc.	3,300	68,886
Secom Co., Ltd.	3,100	234,120
Sega Sammy Holdings, Inc.	2,800	34,693
Seibu Holdings, Inc.	3,200	60,452
Seiko Epson Corp.	4,200	98,904
Sekisui Chemical Co., Ltd.	135,300	2,713,042
Sekisui House, Ltd.	8,400	151,579
Seven & i Holdings Co., Ltd.	47,400	1,968,741
Seven Bank, Ltd.	8,900	30,498
Sharp Corp.†	2,200	75,118
Shimadzu Corp.	3,600	81,742
Shimamura Co., Ltd.	400	43,997
Shimano, Inc.	1,100	154,770
Shimizu Corp.	8,000	82,551
Shin-Etsu Chemical Co., Ltd.	5,600	567,979
Shinsei Bank, Ltd.	2,700	46,499
Shionogi & Co., Ltd.	4,400	237,895
Shiseido Co., Ltd.	53,200	2,564,310
Shizuoka Bank, Ltd.	8,000	82,675
Showa Shell Sekiyu KK	2,800	38,038
SMC Corp.	8,800	3,623,710
SoftBank Group Corp.	24,100	1,903,976
Sohgo Security Services Co., Ltd.	1,100	59,802
Sompo Holdings, Inc.	5,100	196,625
Sony Corp.	35,100	1,576,657
Sony Financial Holdings, Inc.	2,500	44,301
Stanley Electric Co., Ltd.	2,000	81,230
Start Today Co., Ltd.	2,830	86,063
Subaru Corp.	8,900	281,781
Sumco Corp.	3,412	86,769
Sumitomo Chemical Co., Ltd.	23,000	165,408
Sumitomo Corp.	168,000	2,847,640
Sumitomo Dainippon Pharma Co., Ltd.	2,300	34,181
Sumitomo Electric Industries, Ltd.	11,000	185,617
Sumitomo Heavy Industries, Ltd.	1,800	76,244
Sumitomo Metal Mining Co., Ltd.	3,500	160,573
Sumitomo Mitsui Financial Group, Inc.	61,100	2,638,909
Sumitomo Mitsui Trust Holdings, Inc.	43,800	1,739,446
Sumitomo Realty & Development Co., Ltd.	6,000	196,936
Sumitomo Rubber Industries, Ltd.	32,600	605,693
Sundrug Co., Ltd.	1,096	50,979
Suntory Beverage & Food, Ltd.	2,000	88,940
Suruga Bank, Ltd.	2,300	49,193
Suzuken Co., Ltd.	1,100	45,262
Suzuki Motor Corp.	61,500	3,562,085
Sysmex Corp.	2,200	173,234
T&D Holdings, Inc.	7,900	135,154
Taiheiyo Cement Corp.	1,700	73,415
Taisei Corp.	2,900	144,246
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,857
Taiyo Nippon Sanso Corp.	2,300	32,149

6

Takashimaya Co., Ltd.	5,000	52,581
Takeda Pharmaceutical Co., Ltd.	10,400	588,813
TDK Corp.	1,900	151,660
Teijin, Ltd.	2,600	57,940
Terumo Corp.	40,400	1,908,933
THK Co., Ltd.	47,900	1,794,211
Tobu Railway Co., Ltd.	3,000	96,839
Toho Co., Ltd.	1,700	58,883
Toho Gas Co., Ltd.	1,000	27,406
Tohoku Electric Power Co., Inc.	6,700	85,702
Tokio Marine Holdings, Inc.	51,400	2,345,968
Tokyo Electric Power Co. Holdings, Inc.†	22,100	87,498
Tokyo Electron, Ltd.	13,500	2,418,228
Tokyo Gas Co., Ltd.	5,600	127,885
Tokyo Tatemono Co., Ltd.	2,700	36,431
Tokyu Corp.	7,900	125,848
Tokyu Fudosan Holdings Corp.	7,200	52,025
Toppan Printing Co., Ltd.	7,000	63,253
Toray Industries, Inc.	21,100	199,021
Toshiba Corp.†	59,000	165,848
Tosoh Corp.	21,700	492,119
TOTO, Ltd.	2,000	117,909
Toyo Seikan Group Holdings, Ltd.	2,300	36,900
Toyo Suisan Kaisha, Ltd.	1,400	59,703
Toyoda Gosei Co., Ltd.	1,200	30,428
Toyota Industries Corp.	2,300	147,840
Toyota Motor Corp.	140,600	9,003,427
Toyota Tsusho Corp.	3,000	120,570
Trend Micro, Inc.†	1,800	101,947
Tsuruha Holdings, Inc.	487	66,032
Unicharm Corp.	5,900	153,370
United Urban Investment Corp.	43	61,832
USS Co., Ltd.	3,300	69,812
West Japan Railway Co.	2,400	175,088
Yahoo Japan Corp.	211,500	969,894
Yakult Honsha Co., Ltd.	1,300	98,013
Yamada Denki Co., Ltd.	10,000	55,030
Yamaguchi Financial Group, Inc.	3,000	35,661
Yamaha Corp.	2,400	88,028
Yamaha Motor Co., Ltd.	4,100	134,253
Yamato Holdings Co., Ltd.	5,100	102,672
Yamazaki Baking Co., Ltd.	1,700	33,086
Yaskawa Electric Corp.	3,500	152,936
Yokogawa Electric Corp.	3,200	61,173
Yokohama Rubber Co., Ltd.	1,700	41,705
		144,837,701
Jersey — 0.8%
Experian PLC	13,485	296,363
Ferguson PLC	3,721	266,248
Glencore PLC	177,442	933,574
Randgold Resources, Ltd.	1,326	131,547
Shire PLC	13,111	680,046
Shire PLC ADR	6,600	1,023,792
WPP PLC	104,307	1,890,314
		5,221,884
Luxembourg — 0.8%
ArcelorMittal†	9,691	313,845
Eurofins Scientific SE	160	97,420
Millicom International Cellular SA SDR	991	66,904
RTL Group SA	568	45,616
Samsonite International SA	563,400	2,587,965
SES SA FDR	5,289	82,418
Tenaris SA	117,403	1,853,237
		5,047,405
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	104,900	29,000
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	40,100	687,715
Netherlands — 3.1%
Aalberts Industries NV	35,961	1,825,903
ABN AMRO Group NV CVA*	30,484	980,918
Aegon NV	25,468	162,314
AerCap Holdings NV†	2,018	106,167
Airbus SE	8,404	834,565
Akzo Nobel NV	3,617	316,377
Altice NV, Class A†	6,986	73,081
ASML Holding NV	22,104	3,834,778
Boskalis Westminster NV	1,297	48,888
CNH Industrial NV	14,811	198,007
EXOR NV	1,491	91,389
Ferrari NV	1,792	187,972
Fiat Chrysler Automobiles NV†	15,611	278,354
Heineken Holding NV	1,751	172,994
Heineken NV	3,798	395,882
ING Groep NV	206,180	3,793,877
Koninklijke Ahold Delhaize NV	18,572	407,614
Koninklijke DSM NV	2,587	246,606
Koninklijke KPN NV	50,022	174,513
Koninklijke Philips NV	80,061	3,028,820
Koninklijke Vopak NV	1,060	46,496
NN Group NV	4,593	198,597
NXP Semiconductors NV†	5,002	585,684
QIAGEN NV	3,138	97,987
Randstad Holding NV	1,740	106,759
RELX NV	14,144	325,154
STMicroelectronics NV	9,641	209,375
Unilever NV CVA	23,725	1,332,973
Wolters Kluwer NV	4,423	230,322
		20,292,366
New Zealand — 0.1%
Auckland International Airport, Ltd.	13,815	63,415
Fisher & Paykel Healthcare Corp., Ltd.	8,206	83,214
Fletcher Building, Ltd.	10,394	55,951
Mercury NZ, Ltd.	10,446	24,896
Meridian Energy, Ltd.	19,089	39,520
Ryman Healthcare, Ltd.	5,816	43,621
Spark New Zealand, Ltd.	28,130	72,348
		382,965
Norway — 1.6%
DNB ASA	287,856	5,322,401

7

Gjensidige Forsikring ASA	2,983	56,258
Marine Harvest ASA	6,059	102,568
Norsk Hydro ASA	311,253	2,353,218
Orkla ASA	12,366	131,091
Schibsted ASA, Class B	1,313	34,829
Statoil ASA	60,729	1,299,120
Storebrand ASA	158,377	1,287,384
Telenor ASA	10,937	234,278
Yara International ASA	2,718	124,408
		10,945,555
Papua New Guinea — 0.0%
Oil Search, Ltd.	20,247	123,168
Portugal — 0.0%
Banco Espirito Santo SA†(1)(2)	59,101	0
EDP - Energias de Portugal SA	35,007	121,173
Galp Energia SGPS SA	7,291	133,944
Jeronimo Martins SGPS SA	3,792	73,641
		328,758
Singapore — 1.8%
Ascendas Real Estate Investment Trust	35,200	71,566
Broadcom, Ltd.	7,800	2,003,820
CapitaLand Commercial Trust	31,000	44,717
CapitaLand Mall Trust	35,800	56,983
CapitaLand, Ltd.	38,100	100,379
City Developments, Ltd.	5,500	51,149
ComfortDelGro Corp., Ltd.	29,500	43,624
DBS Group Holdings, Ltd.	132,200	2,447,785
Global Logistic Properties, Ltd.	38,800	97,691
Hutchison Port Holdings Trust	84,000	34,853
Jardine Cycle & Carriage, Ltd.	1,400	42,550
Keppel Corp., Ltd.	22,200	121,589
Oversea-Chinese Banking Corp., Ltd.	358,500	3,312,170
SATS, Ltd.	9,500	36,872
Sembcorp Industries, Ltd.	113,900	257,542
Singapore Airlines, Ltd.	7,600	60,536
Singapore Exchange, Ltd.	12,400	68,837
Singapore Press Holdings, Ltd.	21,700	42,940
Singapore Technologies Engineering, Ltd.	21,700	52,808
Singapore Telecommunications, Ltd.	117,080	313,369
StarHub, Ltd.	7,700	16,407
Suntec Real Estate Investment Trust	36,500	58,591
United Overseas Bank, Ltd.	73,800	1,455,877
UOL Group, Ltd.	7,100	47,075
Wilmar International, Ltd.	459,600	1,059,602
Yangzijiang Shipbuilding Holdings, Ltd.	30,400	33,410
		11,932,742
South Korea — 0.6%
KT Corp.	26,726	755,072
NAVER Corp.	637	517,199
Samsung Electronics Co., Ltd.	1,136	2,698,937
		3,971,208
Spain — 2.2%
Abertis Infraestructuras SA	10,004	222,597
ACS Actividades de Construccion y Servicios SA	3,408	133,341
Aena SME SA*	1,016	205,682
Amadeus IT Group SA	6,484	466,697
Banco Bilbao Vizcaya Argentaria SA	398,538	3,392,520
Banco de Sabadell SA	77,650	153,678
Banco Santander SA	234,337	1,536,631
Bankia SA	14,693	70,130
Bankinter SA	10,150	96,072
CaixaBank SA	52,077	242,226
Enagas SA	3,271	93,569
Endesa SA	4,728	101,143
Ferrovial SA	7,030	159,335
Gas Natural SDG SA	5,272	121,642
Grifols SA	4,516	132,052
Iberdrola SA	82,897	641,511
Industria de Diseno Textil SA	65,442	2,276,175
International Consolidated Airlines Group SA	9,268	80,355
Mapfre SA	14,048	45,038
Red Electrica Corp. SA	90,154	2,021,536
Repsol SA	17,903	316,411
Siemens Gamesa Renewable Energy SA	3,487	47,749
Telefonica SA	178,326	1,736,294
		14,292,384
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.*	38,000	34,774
Sweden — 2.5%
Alfa Laval AB	4,286	101,058
Arjo AB, Class B†	3,035	8,661
Assa Abloy AB, Class B	91,836	1,905,635
Atlas Copco AB, Class A	9,819	422,902
Atlas Copco AB, Class B	5,663	216,594
Boliden AB	4,127	140,581
Electrolux AB, Series B	3,649	117,358
Elekta AB, Series B	221,058	1,822,055
Essity AB, Class B†	8,913	252,407
Getinge AB, Class B	3,035	43,852
Hennes & Mauritz AB, Class B	14,021	288,911
Hexagon AB, Class B	3,872	193,648
Husqvarna AB, Class B	6,175	58,715
ICA Gruppen AB	1,168	42,382
Industrivarden AB, Class C	2,481	61,094
Investor AB, Class B	6,672	303,428
Kinnevik AB, Class B	3,559	120,029
L E Lundbergforetagen AB	524	39,128
Lundin Petroleum AB†	2,733	62,530
Nordea Bank AB	240,958	2,916,204
Sandvik AB	16,435	287,280
Securitas AB, Class B	4,678	81,506
Skandinaviska Enskilda Banken AB, Class A	22,090	258,782
Skanska AB, Class B	4,971	102,820
SKF AB, Class B	102,326	2,269,038
Svenska Handelsbanken AB, Class A	160,850	2,195,687

8

Swedbank AB, Class A	13,355	321,516
Swedish Match AB	2,836	111,627
Tele2 AB, Class B	4,738	58,180
Telefonaktiebolaget LM Ericsson, Class B	135,844	890,494
Telia Co AB	38,218	170,114
Volvo AB, Class B	22,525	419,110
		16,283,326
Switzerland — 7.7%
ABB, Ltd.	101,107	2,703,845
Adecco Group AG	2,446	186,947
Baloise Holding AG	718	111,745
Barry Callebaut AG	33	68,751
Chocoladefabriken Lindt & Spruengli AG	2	144,613
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	15	91,584
Cie Financiere Richemont SA	7,624	690,299
Clariant AG	3,363	93,906
Coca-Cola HBC AG	2,653	86,294
Credit Suisse Group AG	35,458	631,163
Dufry AG†	503	74,785
EMS-Chemie Holding AG	124	82,756
GAM Holding AG	46,084	742,651
Geberit AG	553	243,327
Givaudan SA	135	311,392
Julius Baer Group, Ltd.	3,257	199,123
Kuehne & Nagel International AG	814	143,853
LafargeHolcim, Ltd.	6,639	374,054
Lonza Group AG	9,127	2,465,515
Nestle SA	185,022	15,899,334
Novartis AG	77,928	6,588,169
Pargesa Holding SA	468	40,545
Partners Group Holding AG	253	173,365
Roche Holding AG	37,505	9,486,636
Schindler Holding AG (Participation Certificate) (SIX)	7,847	1,805,868
Schindler Holding AG (AQXE)	298	67,418
SGS SA	79	205,924
Sika AG	31	245,731
Sonova Holding AG	756	118,035
Straumann Holding AG	139	98,111
Swatch Group AG (XEGT)	452	184,258
Swatch Group AG (TRQX)	760	58,090
Swiss Life Holding AG	483	170,950
Swiss Prime Site AG	953	87,937
Swiss Re AG	4,593	429,936
Swisscom AG	387	205,712
UBS Group AG	190,501	3,500,305
Vifor Pharma AG	710	90,985
Zurich Insurance Group AG	7,150	2,174,516
		51,078,428
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	361,000	2,773,947
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	46,058	1,826,200
		4,600,147
United Kingdom — 16.8%
3i Group PLC	14,751	181,827
Admiral Group PLC	2,957	79,741
Anglo American PLC	19,422	405,922
Antofagasta PLC	176,794	2,396,932
Ashtead Group PLC	7,256	193,647
Associated British Foods PLC	5,194	197,457
AstraZeneca PLC	18,444	1,265,683
Auto Trader Group PLC*	14,702	69,790
Aviva PLC	642,580	4,391,414
Babcock International Group PLC	3,723	35,289
BAE Systems PLC	305,870	2,352,526
Barclays PLC	245,811	670,232
Barclays PLC ADR	33,300	362,970
Barratt Developments PLC	14,862	129,880
Berkeley Group Holdings PLC	1,901	107,646
BHP Billiton PLC	204,431	4,184,437
BP PLC	287,312	2,026,270
British American Tobacco PLC	33,386	2,253,237
British Land Co. PLC	14,682	136,982
BT Group PLC	123,789	453,246
Bunzl PLC	60,985	1,705,256
Burberry Group PLC	154,200	3,727,928
Capita PLC	9,994	54,032
Carnival PLC	2,773	182,327
Centrica PLC	79,128	146,510
Close Brothers Group PLC	11,980	234,151
Cobham PLC†	34,772	59,077
Coca-Cola European Partners PLC	3,115	124,133
Compass Group PLC	92,518	2,000,513
ConvaTec Group PLC*	19,976	55,206
Croda International PLC	1,990	118,828
Diageo PLC	186,523	6,826,433
Direct Line Insurance Group PLC	309,383	1,594,392
easyJet PLC	2,402	47,480
Fresnillo PLC	3,376	65,180
G4S PLC	23,511	84,519
GKN PLC	216,567	929,916
GlaxoSmithKline PLC	71,524	1,265,106
GlaxoSmithKline PLC ADR	50,200	1,780,594
Great Portland Estates PLC	71,646	665,590
Hammerson PLC	12,004	88,605
Hargreaves Lansdown PLC	3,570	86,841
HSBC Holdings PLC	292,806	3,019,724
IMI PLC	4,140	74,109
Imperial Brands PLC	14,004	598,461
InterContinental Hotels Group PLC	2,613	166,203
Intertek Group PLC	2,454	171,899
Investec PLC	9,531	68,586
ITV PLC	52,893	117,761
J Sainsbury PLC	23,531	76,606
John Wood Group PLC	9,864	86,216
Johnson Matthey PLC	23,532	972,955
Kingfisher PLC	429,282	1,956,984
Land Securities Group PLC	11,142	151,109
Legal & General Group PLC	87,861	323,417

9

Liberty Global PLC, Class A†	20,773	744,504
Lloyds Banking Group PLC	5,207,211	4,768,218
London Stock Exchange Group PLC	4,683	239,777
Marks & Spencer Group PLC	24,574	104,220
Mediclinic International PLC	5,370	46,884
Meggitt PLC	240,091	1,554,595
Merlin Entertainments PLC*	9,883	48,312
Micro Focus International PLC	6,403	217,305
Mondi PLC	5,498	143,341
National Grid PLC	163,396	1,919,412
Next PLC	2,099	128,519
Old Mutual PLC	72,037	225,290
Pearson PLC	12,346	122,376
Persimmon PLC	50,346	1,859,210
Prudential PLC	255,345	6,564,963
Reckitt Benckiser Group PLC	46,532	4,346,512
RELX PLC	15,780	369,690
Rio Tinto PLC	18,088	954,633
Rolls-Royce Holdings PLC	24,166	275,031
Rolls-Royce Holdings PLC, Class C (Preference Shares)†	6,347,998	8,571
Royal Bank of Scotland Group PLC†	51,387	191,665
Royal Dutch Shell PLC, Class A (TRQX)	65,398	2,189,314
Royal Dutch Shell PLC, Class A (CHIX)	163,644	5,457,350
Royal Dutch Shell PLC, Class B	54,622	1,842,232
Royal Dutch Shell PLC, Class B ADR	28,100	1,918,949
Royal Mail PLC	13,258	81,015
RSA Insurance Group PLC	176,267	1,502,012
Sage Group PLC	16,156	173,610
Schroders PLC	1,903	90,015
Segro PLC	14,374	113,847
Severn Trent PLC	3,596	104,923
Sky PLC†	15,525	211,699
Smith & Nephew PLC	13,128	227,159
Smiths Group PLC	72,163	1,443,632
SSE PLC	48,623	866,204
St James’s Place PLC	7,793	128,815
Standard Chartered PLC†	138,383	1,456,257
Standard Life PLC	40,115	236,330
Taylor Wimpey PLC	48,719	135,716
Tesco PLC	119,030	336,132
Travis Perkins PLC	3,735	78,973
Unilever PLC	126,515	7,008,878
United Utilities Group PLC	10,253	114,755
Vodafone Group PLC	1,625,557	5,135,249
Vodafone Group PLC ADR	84,200	2,685,980
Weir Group PLC	3,222	92,011
Whitbread PLC	24,784	1,338,480
WM Morrison Supermarkets PLC	31,415	93,235
Worldpay Group PLC*	29,057	166,530
		111,584,105
United States — 0.7%
Autoliv, Inc. SDR	9,049	1,152,923
Philip Morris International, Inc.	13,611	1,438,002
Priceline Group, Inc.†	997	1,732,527
		4,323,452
Total Common Stocks (cost $547,524,001)		660,132,161
RIGHTS — 0.0%
Australia — 0.0%
Transurban Group Expires 01/24/2018 (Strike price AUD 11.40)	2,409	1,908
Spain — 0.0%
Repsol SA Expires 01/10/2018	17,903	8,141
Total Rights (cost $8,199)		10,049
Total Long-Term Investment Securities (cost $547,532,200)		660,142,210

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies-—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(3)	384,712	384,712
T. Rowe Price Government Reserve Fund 1.24%(3)	78,399	78,399
Total Short-Term Investment Securities (cost $463,111)		463,111
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $575,013 collateralized by $560,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $588,047 (cost $ 575,000)	$575,000	575,000
TOTAL INVESTMENTS (cost $548,570,311)	99.8%	661,180,321
Other assets less liabilities	0.2	1,211,345
NET ASSETS	100.0%	$662,391,666

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the International Equity Portfolio to the “SA Multi-Managed International Equity Portfolio”.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $5,224,697 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

10

(1) Securities classified as Level 3 (see Note 1).

(2) Illiquid security. At December 31, 2017, the aggregate value of these securities was $23 representing 0.0% of net assets.

(3) The rate shown is the 7-day yield as of December 31, 2017.

ADR — American Depositary Receipt

AUD — Australian Dollar

AQXE — Equis Exchange

CDI — Chess Depositary Interest

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
14	Long	mini MSCI EAFE Index	March 2018	$1,421,024	$1,431,850	$10,826

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

11

Industry Allocation*
Banks-Commercial	9.0%
Medical-Drugs	7.1
Diversified Banking Institutions	5.2
Auto-Cars/Light Trucks	3.8
Insurance-Life/Health	3.7
Telephone-Integrated	3.5
Food-Misc./Diversified	3.3
Oil Companies-Integrated	3.2
Chemicals-Diversified	2.5
Cosmetics & Toiletries	2.3
Insurance-Multi-line	2.0
Machinery-Electrical	2.0
Cellular Telecom	1.5
Diversified Manufacturing Operations	1.3
Rubber-Tires	1.2
Electronic Components-Semiconductors	1.1
Beverages-Wine/Spirits	1.1
Diversified Minerals	1.1
Auto/Truck Parts & Equipment-Original	1.0
Semiconductor Equipment	1.0
Electronic Components-Misc.	1.0
Semiconductor Components-Integrated Circuits	0.9
Import/Export	0.9
Industrial Gases	0.9
Apparel Manufacturers	0.9
Real Estate Investment Trusts	0.8
Chemicals-Specialty	0.8
Building-Residential/Commercial	0.8
Dialysis Centers	0.8
Tobacco	0.8
Diversified Operations	0.8
Soap & Cleaning Preparation	0.8
Electric-Generation	0.8
Insurance-Property/Casualty	0.7
Enterprise Software/Service	0.7
Aerospace/Defense	0.7
Food-Retail	0.7
Brewery	0.7
Metal-Diversified	0.7
Audio/Video Products	0.7
Retail-Apparel/Shoe	0.7
Real Estate Operations & Development	0.6
Human Resources	0.6
Toys	0.6
Internet Application Software	0.6
Textile-Apparel	0.6
Power Converter/Supply Equipment	0.6
E-Commerce/Products	0.5
Medical-Biomedical/Gene	0.5
Machinery-Farming	0.5
Building Products-Cement	0.5
Insurance-Reinsurance	0.5
Electronic Measurement Instruments	0.5
Building & Construction Products-Misc.	0.5
Web Portals/ISP	0.5
Transport-Rail	0.4
Investment Management/Advisor Services	0.4
Finance-Leasing Companies	0.4
Athletic Footwear	0.4
Machinery-General Industrial	0.4
Optical Supplies	0.4
Consumer Products-Misc.	0.4
Multimedia	0.4
Diagnostic Equipment	0.4
Metal-Aluminum	0.4
Metal-Copper	0.4
Metal Processors & Fabrication	0.4
Electric Products-Misc.	0.4
Machine Tools & Related Products	0.4
Diversified Operations/Commercial Services	0.4
Real Estate Management/Services	0.4
Electric-Integrated	0.3
Gas-Distribution	0.3
Medical Products	0.3
Medical Instruments	0.3
Retail-Major Department Stores	0.3
Distribution/Wholesale	0.3
Oil Refining & Marketing	0.3
Food-Catering	0.3
Electric-Transmission	0.3
Computer Services	0.3
Building Products-Air & Heating	0.3
Retail-Building Products	0.3
Electronic Security Devices	0.3
Advertising Agencies	0.3
Steel Pipe & Tube	0.3
Tools-Hand Held	0.3
Wireless Equipment	0.3
E-Commerce/Services	0.3
Computer Data Security	0.3
Finance-Other Services	0.3
Commercial Services	0.3
Public Thoroughfares	0.3
Paper & Related Products	0.2
Hotels/Motels	0.2
Agricultural Chemicals	0.2
Containers-Paper/Plastic	0.2
Transport-Services	0.2
Internet Content-Entertainment	0.2
Rental Auto/Equipment	0.2
Wire & Cable Products	0.2
Steel-Producers	0.2
Machinery-Construction & Mining	0.2
Energy-Alternate Sources	0.2
E-Marketing/Info	0.2
Building-Heavy Construction	0.1
Retail-Jewelry	0.1
Aerospace/Defense-Equipment	0.1
Cable/Satellite TV	0.1
Finance-Credit Card	0.1
Engineering/R&D Services	0.1
Networking Products	0.1
Industrial Automated/Robotic	0.1
Medical Labs & Testing Services	0.1
Office Automation & Equipment	0.1
Casino Hotels	0.1
Advertising Sales	0.1
Telecom Services	0.1
Oil Companies-Exploration & Production	0.1
Satellite Telecom	0.1
Internet Content-Information/News	0.1
Finance-Investment Banker/Broker	0.1
Investment Companies	0.1
Transport-Marine	0.1
Auto-Heavy Duty Trucks	0.1
Instruments-Scientific	0.1
Repurchase Agreements	0.1
Electronics-Military	0.1
Transactional Software	0.1
Registered Investment Companies	0.1
Security Services	0.1
Photo Equipment & Supplies	0.1
Resorts/Theme Parks	0.1
Commercial Services-Finance	0.1
Shipbuilding	0.1

12

Medical-Generic Drugs	0.1
Computer Aided Design	0.1
Respiratory Products	0.1
99.8%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$32,733,193	**	$23	$32,733,216
Portugal	—	328,758	**	0	328,758
United Kingdom	—	111,584,105	#	—	111,584,105
Other Countries	37,983,341	477,502,741	**	—	515,486,082
Rights	10,049	—		—	10,049
Short-Term Investment Securities	463,111	—		—	463,111
Repurchase Agreements	—	575,000		—	575,000
Total Investments at Value	$38,456,501	$622,723,797		$23	$661,180,321

Other Financial Instruments:†
Futures Contracts	$10,826	$—		$—	$10,826

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

# Amount includes $111,575,534 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

** Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $600,896,799 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
ASSET BACKED SECURITIES — 16.3%
Diversified Financial Services — 16.3%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.05% (1 ML+0.50%) due 01/25/2036(1)	$137,876	$132,003
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.09% (1 ML+0.54%) due 11/25/2035(1)	177,478	176,215
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	201,761	177,085
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.85% (1 ML+0.37%) due 12/15/2021	145,000	145,536
American Home Mtg. Assets Trust FRS Series 2006-2, Class 2A1 1.74% (1 ML+0.19%) due 09/25/2046(1)	164,788	144,790
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 2.00% (12 MTA+0.94%) due 10/25/2046(1)	63,214	55,026
AMMC CLO XIV, Ltd. FRS Series 2014-14A, Class A1LR 2.62% (3 ML+1.25%) due 07/25/2029*(2)	1,190,000	1,198,381
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 2.87% (3 ML+1.51%) due 01/15/2029*(2)	841,716	853,446
Angel Oak Mtg. Trust LLC VRS Series 2017-3, Class A1 2.71% due 11/25/2047*(1)(3)	589,455	585,439
Angel Oak Mtg. Trust LLC VRS Series 2017-2, Class A1 2.48% due 07/25/2047*(1)(3)	791,075	784,079
Angel Oak Mtg. Trust LLC VRS Series 2017-1, Class A1 2.81% due 01/25/2047*(3)	229,545	227,960
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 2.83% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,085,080
Apidos CLO XVI FRS Series 2013-16A, Class A1R 2.34% (3 ML+0.98%) due 01/19/2025*(2)	795,000	797,975
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.78% (3 ML+1.43%) due 07/18/2027*(2)	1,500,000	1,506,530
Apidos CLO, Ltd. FRS Series 2015-20A, Class A1R 2.69% (3 ML+1.33%) due 01/16/2027*(2)	1,305,000	1,310,775
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class AR 2.61% (3 ML+1.25%) due 10/15/2026*(2)	1,705,000	1,714,923
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 2.47% (3 ML+1.10%) due 04/25/2026*(2)	1,205,000	1,208,327
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	99,896
Babson CLO, Ltd. FRS
Series 2014-IA, Class A1R
2.46% (3 ML+1.15%)
due 07/20/2025*(2)	295,000	295,768
Babson CLO, Ltd. FRS
Series 2016-2A, Class A
2.81% (3 ML+1.45%)
due 07/20/2028*(2)	1,834,000	1,838,933
Bain Capital Credit CLO FRS
Series 2017-1A, Class A1
2.56% (3 ML+1.25%)
due 07/20/2030*(2)	995,000	1,000,585
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 1.61% (1 ML+0.06%) due 01/25/2037(1)	14,935	11,819
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 1.73% (1 ML+0.23%) due 02/20/2047(1)	387,589	375,920
BANK VRS Series 2017-BNK8, Class XA 0.75% due 11/15/2050(3)(4)(5)	8,654,275	517,220
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	482,725
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	1,363,246	1,390,750
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(3)	912,062	924,641
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	1,078,481	1,093,451
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,779,085	1,806,035
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(3)	772,142	795,254
Bayview Opportunity Master Fund Trust Series 2017-NPL2, Class A1 2.98% due 10/28/2032*(6)	1,259,367	1,255,714

Bayview Opportunity Master Fund Trust Series 2017-RN7, Class A1 3.10% due 09/28/2032*(6)	257,020	256,505
Bayview Opportunity Master Fund Trust Series 2017-RN8, Class A1 3.35% due 11/28/2032*(6)	1,246,517	1,244,163
Bayview Opportunity Master Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,913,873	1,951,109
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,474,852	1,518,536
BCAP LLC Trust FRS Series 2006-AA2, Class A1 1.72% (1 ML+0.17%) due 01/25/2037(1)	22,066	20,802
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 1.81% (1 ML+0.50%) due 01/25/2036(1)	195,391	201,452
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 1.81% (1 ML+0.48%) due 02/25/2036(1)	64,862	61,430
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 1.73% (1 ML+0.18%) due 10/25/2036(1)	98,484	96,585
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 1.75% (1 ML+0.20%) due 02/25/2037(1)	210,609	211,196
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 2.85% (3 ML+1.49%) due 01/15/2029*(2)	680,000	687,105
BlueMountain CLO, Ltd. FRS Series 2014-1, Class A1R 2.64% (3 ML+1.26%) due 04/30/2026*(2)	1,320,000	1,320,132
BlueMountain CLO, Ltd. FRS Series 2015-3A, Class A1 2.84% (3 ML+1.48%) due 10/20/2027*(2)	2,115,000	2,115,023
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1 2.84% (3 ML+1.47%) due 04/27/2027*(2)	1,355,000	1,354,858
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	156,986
CBAM CLO Management LLC FRS Series 2017-3A, Class A 2.60% (3 ML+1.23%) due 10/17/2029*(2)	1,180,000	1,183,774
Cent CLO, Ltd. FRS Series 2013-20A, Class AR 2.47% (3 ML+1.10%) due 01/25/2026*(2)	1,495,000	1,500,569
Cent CLO, Ltd. FRS Series 2014-21A, Class A1AR 2.58% (3 ML+1.21%) due 07/27/2026*(2)	810,000	809,823
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(4)	347,121	347,611
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	119,000	117,858
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	280,419	283,553
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 3.47% due 12/25/2035(1)(3)	176,439	172,559
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	287,961	274,484
CHL Mtg. Pass Through Trust VRS
Series 2007-HY4, Class 1A1
3.48% due 09/25/2047(1)(3)	232,281	216,868
CIFC Funding, Ltd. FRS Series 2014-1A, Class AR 2.35% (3 ML+1.05%) due 04/18/2025*(2)	1,285,000	1,290,364
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1LR 2.65% (3 ML+1.20%) due 05/24/2026*(2)	1,495,000	1,502,245
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)	1,820,834	1,826,461
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	79,501
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	150,000	150,155
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.05% due 07/10/2047(3)(4)(5)	4,125,646	217,605
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.15% due 04/10/2048(3)(4)(5)	3,661,204	211,659
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(4)	100,000	98,097
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(4)	418,346	421,295

Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,075,978
COLT Mtg. Loan Trust VRS Series 2017-2, Class A1A 2.42% due 10/25/2047*(1)(3)	1,721,514	1,724,351
COLT Mtg. Loan Trust VRS Series 2017-1, Class A1 2.61% due 05/27/2047*(1)(3)	660,626	661,051
COLT Mtg. Loan Trust VRS Series 2016-3, Class A1 2.80% due 12/26/2046*(1)(3)	370,451	370,359
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(4)	454,000	458,645
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	905,343
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 1.65% (1 ML+0.32%) due 11/25/2035(1)	56,361	50,859
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 1.82% (1 ML+0.27%) due 01/25/2036(1)	136,630	129,588
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 2.35% (1 ML+0.80%) due 12/25/2035(1)	126,832	110,038
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	196,105	154,849
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 2.23% (1 ML+0.68%) due 03/25/2035(1)	64,249	59,256
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.28% due 11/20/2035(1)(3)	38,325	34,812
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 3.41% due 06/20/2035(1)(3)	110,885	111,629
Covenant Credit Partners CLO III, Ltd. FRS Series 2017-1A, Class B 3.23% (3 ML+1.85%) due 10/15/2029*(2)	540,000	545,119
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.85% due 06/15/2057(3)(4)(5)	10,119,548	455,487
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.81% due 01/15/2049(3)(4)(5)	2,811,262	293,720
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	756,613
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,490,914
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	731,218
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	714,492	722,530
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	372,000	391,245
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.18% (1 ML+0.70%) due 06/15/2034*(4)	300,000	300,000
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(3)	692,766	692,723
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(3)	637,655	630,552
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2
1.48% (1 ML+0.15%)
due 12/25/2036(1)	216,564	197,843
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 1.48% (1 ML+0.15%) due 03/25/2037(1)	19,330	17,451
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 2.06% (3 ML+0.80%) due 07/15/2030*	765,000	764,613
Dryden Senior Loan Fund FRS Series 2014-31A, Class AR 2.43% (3 ML+1.08%) due 04/18/2026*(2)	1,255,000	1,258,773
Dryden Senior Loan Fund FRS Series 2017-49A, Class A 2.56% (3 ML+1.21%) due 07/18/2030*(2)	1,535,000	1,544,033
Dryden Senior Loan Fund FRS Series 2015-38A, Class A 2.79% (3 ML+1.43%) due 07/15/2027*(2)	575,000	577,074
Dryden Senior Loan Fund FRS Series 2014-33A, Class AR 2.79% (3 ML+1.43%) due 10/15/2028*(2)	1,370,000	1,379,474

DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.98% (12 MTA+0.92%) due 03/19/2046(1)	444,353	401,696
First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 1.64% (1 ML+0.31%) due 09/25/2036(10)	495,000	439,718
Flatiron CLO, Ltd. FRS Series 2017-1A, Class A 2.67% (3 ML+1.25%) due 05/15/2030*(2)	975,000	983,734
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	168,000	168,042
Ford Credit Auto Owner Trust Series 2015-2, Class A 2.44% due 01/15/2027*	180,000	180,687
GM Financial Automobile Leasing Trust Series 2017-2, Class A4 2.18% due 06/21/2021	150,000	149,569
GM Financial Consumer Automobile Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	99,373
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 3.65% due 09/19/2035(1)(3)	42,412	41,543
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 3.84% due 04/19/2036(1)(3)	282,721	265,528
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 1.49% (1 ML+0.16%) due 02/25/2037(1)	69,870	68,392
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 2.46% (12 MTA+1.40%) due 10/25/2045(1)	205,656	175,492
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,280,531
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	177,994
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,263,087
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,369,189
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)(10)	365,000	372,878
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 1.60% (1 ML+0.05%) due 12/25/2046(10)	44,402	32,876
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 1.62% (1 ML+0.07%) due 12/25/2046(10)	83,939	48,227
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 1.63% (1 ML+0.08%) due 02/25/2037(10)	428,851	232,786
GSAA Home Equity Trust FRS Series 2006-19, Class A1 1.64% (1 ML+0.09%) due 12/25/2036(10)	14,963	7,645
GSAA Home Equity Trust FRS Series 2007-4, Class A1 1.65% (1 ML+0.10%) due 03/25/2037(10)	486,756	255,410
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 1.79% (1 ML+0.24%) due 11/25/2036(10)	110,253	68,069
GSAA Home Equity Trust FRS
Series 2006-3, Class A3
1.85% (1 ML+0.30%)
due 03/25/2036(10)	23,345	17,630
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 1.87% (1 ML+0.32%) due 04/25/2047(10)	187,836	137,470
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)(10)	110,228	56,690
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)(10)	360,465	184,226
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 1.85% (1 ML+0.30%) due 01/25/2037(1)	585,188	334,730
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 3.59% due 10/25/2035(1)(3)	111,284	96,898
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 3.64% due 01/25/2036(1)(3)	12,640	12,686
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 3.64% due 01/25/2036(1)(3)	163,578	163,721
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.69% (1 ML+0.19%) due 01/19/2038(1)	12,688	11,926
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 1.74% (1 ML+0.24%) due 12/19/2036(1)	302,052	264,817
Honda Auto Receivables Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	79,000	78,418

HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 1.82% (1 ML+0.27%) due 02/25/2036	200,000	198,427
Hudson Yards Mtg. Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(4)	550,000	537,005
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 1.83% (1 ML+0.28%) due 07/25/2035(1)	6,398	5,564
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 3.61% due 04/25/2037(1)(3)	163,058	126,627
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 3.66% due 12/25/2036(1)(3)	264,539	252,897
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	990,718	1,006,884
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 3.46% due 05/25/2036(1)(3)	146,655	145,379
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	303,703
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,420,089
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)(4)	43,322	43,396
Lehman XS Trust FRS Series 2006-16N, Class A4A 1.74% (1 ML+0.19%) due 11/25/2046(1)(10)	414,578	390,842
LSTAR Securities Investment, Ltd. FRS Series 2017-6, Class A 3.32% (1 ML+1.75%) due 09/01/2022*(1)	563,540	563,892
LSTAR Securities Investment, Ltd. FRS Series 2017-7, Class A 3.32% (1 ML+1.75%) due 10/01/2022*(1)	1,370,227	1,363,944
LSTAR Securities Investment, Ltd. FRS Series 2, Class A1 3.57% (1 ML+2.00%) due 02/01/2022*(1)	618,381	619,066
LSTAR Securities Investment, Ltd. FRS Series 2017-3, Class A1 3.57% (1 ML+2.00%) due 04/01/2022*(1)	777,077	777,966
Luminent Mtg. Trust FRS Series 2005-1, Class A1 1.81% (1 ML+0.26%) due 11/25/2035(1)	209,475	202,654
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 2.62% (3 ML+1.26%) due 07/20/2026*(2)	1,290,000	1,303,493
Madison Park Funding XIII, Ltd. FRS Series 13A, Class AR 2.47% (3 ML+1.11%) due 01/19/2025*(2)	740,000	739,758
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 2.52% (3 ML+1.16%) due 07/23/2029*(2)	1,235,000	1,236,422
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 2.37% (3 ML+1.00%) due 07/25/2026*(2)	2,515,000	2,514,806
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 2.87% (3 ML+1.50%) due 07/25/2026*(2)	880,000	883,758
Magnetite VIII, Ltd. FRS Series 2014-8A, Class AR 2.66% (3 ML+1.30%) due 04/15/2026*(2)	745,000	744,840
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 3.47% due 11/21/2034(3)	110,169	112,859
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 3.56% due 07/25/2035(1)(3)	238,066	200,514
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	539,314	544,714
MFA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(3)	506,739	500,719
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(6)	1,289,733	1,287,667
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 1.70% (1 ML+0.15%) due 06/25/2036(10)	17,428	15,571
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.13% due 12/15/2047(3)(4)(5)	2,738,914	129,514

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	505,826
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	801,907
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,892,961
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	51,127
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.46% due 06/15/2050(3)(4)(5)	1,768,952	167,513
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	772,933
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 1.72% (1 ML+0.17%) due 11/25/2036(10)	277,761	130,282
Nationstar HECM Loan Trust Series 2017-1A, Class A 1.97% due 05/25/2027*	257,511	257,122
Nationstar HECM Loan Trust VRS Series 2017-2A, Class A1 2.04% due 09/25/2027*(3)	440,270	440,270
Nationstar HECM Loan Trust Series 2017-1A, Class M1 2.94% due 05/25/2027*	140,000	140,273
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.05% (1 ML+1.50%) due 06/25/2057*(1)	1,938,569	1,985,943
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	1,332,208	1,361,882
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	1,179,754	1,205,462
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	2,338,787	2,408,319
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	2,361,102	2,440,449
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,940,710	1,998,529
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,635,493	1,685,890
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)	1,874,137	1,923,274
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.10% due 06/25/2036(1)(3)	182,883	164,751
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	599,158	598,295
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class AR 2.49% (3 ML+1.13%) due 07/20/2026*(2)	405,000	407,006
Oaktree EIF II, Ltd. FRS Series 2014-A2, Class AR 2.57% (3 ML+1.15%) due 11/15/2025*(2)	1,780,000	1,787,795
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 2.20% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,160,028
Octagon Investment Partners 30, Ltd. FRS Series 1A, Class A1 2.68% (3 ML+1.32%) due 03/17/2030*(2)	865,000	875,862
Octagon Investment Partners XVI, Ltd. FRS
Series 2013-A, Class 1A
2.47% (3 ML+1.12%)
due 07/17/2025*(2)	623,455	624,975
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,892,997
OneMain Financial Issuance Trust Series 2A, Class A 4.10% due 03/20/2028*	2,225,000	2,253,743
OZLM Funding V, Ltd. FRS Series 2013-5A, Class A1R 2.48% (3 ML+1.13%) due 01/17/2026*(2)	2,110,000	2,119,062
OZLM XII, Ltd. FRS Series 2015-12A, Class A1 2.83% (3 ML+1.45%) due 04/30/2027*(2)	2,100,000	2,106,201
Pretium Mtg. Credit VRS Series 2017-NPL5, Class A1 3.33% due 12/30/2032*(3)	242,657	242,052
RALI Series Trust FRS Series 2006-QA3, Class A2 1.85% (1 ML+0.30%) due 04/25/2036(1)	343,819	317,055
RALI Series Trust VRS Series 2007-QH9, Class A1 2.39% due 11/25/2037(1)(3)	77,908	67,722

RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	91,437	89,048
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)(10)	341,204	184,695
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)(10)	159,605	95,900
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.04% due 04/25/2037(1)(3)	30,077	28,777
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 1.64% (1 ML+0.09%) due 07/25/2036(10)	192,384	97,898
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.47% (3 ML+1.12%) due 07/17/2026*(2)	955,000	964,963
Sequoia Mtg. Trust VRS Series 2007-3, Class 2AA1 3.53% due 07/20/2037(1)(3)	23,579	22,701
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2R 2.51% (3 ML+1.16%) due 07/17/2026*(2)	1,580,000	1,590,550
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	290,685	290,790
Sound Point CLO XV, Ltd. FRS Series 2017-1A, Class A 2.75% (3 ML+1.39%) due 01/23/2029*(2)	600,000	602,327
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 1.73% (1 ML+0.18%) due 07/25/2037(10)	50,000	43,353
Soundview Home Loan Trust FRS Series 2006-3, Class A4 1.80% (1 ML+0.25%) due 11/25/2036(10)	290,000	253,699
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,225,000	1,223,469
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 1.85% (1 ML+0.30%) due 09/25/2034(1)	26,863	25,018
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 1.78% (1 ML+0.23%) due 02/25/2036(1)	133,256	120,437
Symphony CLO LP FRS Series 2012-BR, Class 8AR 2.99% (1 ML+1.75%) due 01/09/2023*(2)	1,200,000	1,198,916
Symphony CLO XV, Ltd. FRS Series 2014-15A, Class AR 2.53% (3 ML+1.18%) due 10/17/2026*(2)	1,150,000	1,158,723
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 2.64% (3 ML+1.28%) due 07/14/2026*(2)	1,130,000	1,129,614
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	99,967
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,408
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 2.52% (3 ML+1.16%) due 10/20/2026*(2)	810,000	810,403
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 2.15% (1 ML+0.60%) due 02/25/2057*	1,718,502	1,720,600
Towd Point Mtg. Trust VRS
Series 2015-4, Class A1B
2.75% due 04/25/2055*(1)(3)	404,570	404,703
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(1)(3)	937,121	936,849
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	2,380,282	2,377,227
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	672,244	671,736
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,726,854	1,719,678
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	1,240,944	1,238,930
Treman Park CLO, Ltd. FRS Series 2015-1A, Class AR 2.73% (3 ML+1.37%) due 04/20/2027*(2)	1,280,000	1,289,898
U.S. Residential Opportunity Fund IV Trust Series 2017-1III, Class A 3.35% due 11/27/2037*(6)	975,000	972,305
Venture XXVII CLO, Ltd. FRS Series 2017-27A, Class A 2.66% (3 ML+1.30%) due 07/20/2030*(2)	665,000	669,246

Vibrant CLO, Ltd. FRS Series 2015-3A, Class A1R 2.84% (3 ML+1.48%) due 04/20/2026*(2)	1,120,000	1,119,656
Vibrant CLO, Ltd. FRS Series 2017-6A, Class A 2.87% (3 ML+1.24%) due 06/20/2029*(2)	1,785,000	1,797,077
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,206,008
VOLT LX LLC Series 2017-NPL7, Class A1 3.25% due 04/25/2059*(6)	500,507	501,387
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	392,181	391,940
VOLT LXIII LLC Series NP10, Class A1 3.00% due 10/25/2047*(6)	705,000	703,938
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	1,781,414	1,780,542
Voya CLO, Ltd. FRS Series 2014-4A, Class A1R 2.31% (3 ML+0.95%) due 10/14/2026*(2)	350,000	350,083
Voya CLO, Ltd. FRS Series 2014-2A, Class A1R 2.60% (3 ML+1.25%) due 04/17/2030*(2)	250,000	251,438
Voya CLO, Ltd. FRS Series 2014-1A, Class A1R 2.68% (3 ML+1.33%) due 04/18/2026*(2)	565,000	564,773
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 1.82% (12 MTA+0.82%) due 12/25/2046(1)	541,575	488,712
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 1.94% (12 MTA+0.88%) due 10/25/2046	221,803	198,687
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.24% (COFI 11+1.50%) due 11/25/2046(1)	74,127	69,968
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.11% due 06/25/2037(1)(3)	190,347	179,046
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 1.89% (12 MTA+0.83%) due 11/25/2046(1)	164,056	140,410
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 2.15% (1 ML+0.60%) due 07/25/2036(1)	93,986	66,586
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.17% due 09/15/2057(3)(4)(5)	9,588,292	526,068
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.18% due 05/15/2048(3)(4)(5)	3,697,299	210,396
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.10% due 05/15/2048(3)(4)	75,000	66,625
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 3.46% due 10/25/2035(1)(3)	575,000	584,931
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 3.72% due 10/25/2036(1)(3)	143,141	140,258
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*(10)	450,000	450,316
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,204,738
WF-RBS Commercial Mtg. Trust VRS
Series 2011-C2, Class XA
0.82% due 02/15/2044*(3)(4)(5)	476,191	10,365
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	150,000	147,297
York, Ltd. FRS Series 2016-2A, Class A 2.99% (3 ML+1.63%) due 01/20/2030*(2)(10)	1,240,000	1,249,555
Total Asset Backed Securities (cost $162,357,391)		163,423,566
U.S. CORPORATE BONDS & NOTES — 25.3%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	98,593

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	1,093,000	1,144,159
Aerospace/Defense-Equipment — 0.1%
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	115,000	112,988
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	165,000	163,374
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	160,255
		436,617
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	101,000	100,117
Mosaic Co. Senior Notes 4.05% due 11/15/2027	137,000	137,359
Mosaic Co. Senior Notes 4.88% due 11/15/2041	66,000	65,639
		303,115
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(7)	12,115	12,158
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	457,775
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	113,561	116,809
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	72,527	75,972
		662,714
Applications Software — 0.3%
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	400,000	412,600
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,089,424
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	485,000	517,685
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	126,000	140,680
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	585,000	685,677
		2,846,066
Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	28,000	27,613
American Honda Finance Corp. Senior Notes 2.00% due 11/13/2019	140,000	139,521
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	163,000	161,874
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	155,000	151,633
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	318,000	317,283
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	286,783
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	585,000	636,602
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	452,000	447,711
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	372,000	372,097
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	513,473
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	1,017,243
General Motors Co. Senior Notes 5.20% due 04/01/2045	45,000	47,549
General Motors Co. Senior Notes 5.40% due 04/01/2048	480,000	523,552
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	284,273
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	648,421
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	1,275,000	1,300,402
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	325,000	322,314
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	258,000	255,860
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	354,000	353,267
		7,807,471

Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	75,000	77,813
Navistar International Corp. Senior Notes 6.63% due 11/01/2025*	90,000	93,904
PACCAR Financial Corp. Senior Notes 2.05% due 11/13/2020	98,000	97,254
		268,971
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,377,000	1,378,183
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023*	85,000	86,488
		1,464,671
Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	653,000	694,241
BB&T Corp Senior Notes 2.15% due 02/01/2021	140,000	138,676
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	458,000	467,701
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	259,717
PNC Bank NA Senior Notes 2.00% due 05/19/2020	250,000	247,964
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	234,000	233,264
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	671,000	937,935
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023*	138,000	137,462
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022*	1,413,000	1,430,004
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	103,000	102,145
		4,649,109
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	105,000	104,944
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	269,636
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	166,432
		541,012
Banks-Super Regional — 1.1%
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	155,000	159,468
Citibank NA Senior Notes 2.13% due 10/20/2020	313,000	310,010
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	179,180
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	718,063
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	605,000	601,746
Wells Fargo & Co.
Senior Notes
3.00% due 04/22/2026	655,000	642,620
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	916,446
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,836,000	1,849,778
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	1,560,000	1,590,353
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	323,000	340,649
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	876,000	979,052
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	215,000	243,333
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	327,468
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,580,000	1,947,975
		10,806,141
Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	99,000	103,455

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,155,000	1,142,718
Constellation Brands, Inc. Company Guar. Notes 2.70% due 05/09/2022	175,000	174,143
Constellation Brands, Inc. Company Guar. Notes 4.50% due 05/09/2047	115,000	126,141
		1,443,002
Brewery — 0.5%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	350,000	351,756
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	2,170,000	2,220,546
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,069,000	1,195,302
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	500,000	579,495
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/2039	500,000	795,188
		5,142,287
Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	40,000	40,600
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	833,000	845,034
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	430,000	458,726
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	76,000	78,743
Scripps Networks Interactive, Inc. Senior Notes 3.95% due 06/15/2025	509,000	516,079
		1,939,182
Building & Construction Products-Misc. — 0.1%
Owens Corning Company Guar. Notes 4.30% due 07/15/2047	314,000	309,178
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	100,345
		409,523
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	99,500
Building Products-Air & Heating — 0.0%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	106,000	104,668
Building Products-Wood — 0.1%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	85,000	89,675
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	234,326
Masco Corp. Senior Notes 4.50% due 05/15/2047	116,000	118,031
		442,032
Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	129,000
Building-Residential/Commercial — 0.0%
Lennar Corp.
Company Guar. Notes
4.13% due 01/15/2022	68,000	69,360
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	72,000	73,822
Meritage Homes Corp. Company Guar. Notes 5.13% due 06/06/2027	20,000	20,350
		163,532
Cable/Satellite TV — 1.3%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	115,000	120,462
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	90,000	87,525
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	600,000	611,185
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	203,000	194,516
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	455,000	474,724

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	935,603
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	531,000	544,461
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	115,000	134,277
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,115,000	2,465,942
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	724,000	747,949
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	270,132
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	180,000	206,418
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	76,972
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	299,147
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	645,000	635,250
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	370,000	370,729
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	200,000	195,449
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	45,000	46,049
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	489,147
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	200,000	204,000
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	345,000	326,025
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	105,000	110,381
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	290,847
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	135,624
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,293,681
Time Warner Cable LLC Senior Sec. Notes 6.75% due 07/01/2018	300,000	306,650
Time Warner Cable LLC Senior Sec. Notes 8.75% due 02/14/2019	1,190,000	1,268,811
		12,841,956
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	85,000	89,994
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	366,000	389,790
Sprint Spectrum Co. LLC Senior Sec. Notes 3.36% due 03/20/2023*	609,375	613,183
United States Cellular Corp. Senior Notes 6.70% due 12/15/2033	18,000	18,778
		1,111,745
Chemicals-Diversified — 0.0%
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	76,000	78,928
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	145,588
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	140,000	143,500
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	120,000	125,400
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	70,000	70,832
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	62,000	61,639

Sherwin-Williams Co. Senior Notes 2.25% due 05/15/2020	66,000	65,779
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	127,000	126,507
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	215,000	216,185
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	350,000	382,670
		923,612
Commercial Services — 0.0%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	223,000	220,505
Ecolab, Inc. Senior Notes 3.95% due 12/01/2047*	71,000	72,577
		293,082
Commercial Services-Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	92,000	92,237
Computer Services — 0.1%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	120,000	124,614
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	126,000	127,890
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	262,000	260,231
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	73,000	77,309
		590,044
Computers — 0.6%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	173,000	175,775
Apple, Inc. Senior Notes 2.85% due 02/23/2023	186,000	188,520
Apple, Inc. Senior Notes 3.00% due 02/09/2024	145,000	146,841
Apple, Inc. Senior Notes 3.35% due 02/09/2027	460,000	471,212
Apple, Inc. Senior Notes 3.45% due 02/09/2045	770,000	751,465
Apple, Inc. Senior Notes 3.75% due 11/13/2047	373,000	383,631
Apple, Inc. Senior Notes 3.85% due 08/04/2046	280,000	291,807
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	542,576
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	273,000	351,772
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	150,000	165,393
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	415,000	524,058
Hewlett Packard Enterprise Co. Senior Notes 4.90% due 10/15/2025	1,820,000	1,921,442
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	210,000	228,136
		6,142,628
Computers-Integrated Systems — 0.0%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	110,000	109,037
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	75,000
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	78,000	90,870
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	110,775
		201,645
Containers-Paper/Plastic — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	103,000	107,506
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	77,520
Procter & Gamble Co. Senior Notes 2.30% due 02/06/2022	136,000	135,607
		213,127

Diagnostic Equipment — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	247,786
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	555,000	558,422
		806,208
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	75,000	74,978
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025*	80,000	83,600
Diversified Banking Institutions — 5.8%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	1,841,000	1,837,775
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,835,000	1,815,478
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	161,000	161,551
Bank of America Corp. Senior Notes 3.00% due 12/20/2023*	1,525,000	1,528,915
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	151,000	153,485
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	759,296
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,371,000	2,475,955
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,155,000	1,301,636
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	887,248
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	615,000	624,395
Citigroup, Inc. Senior Notes 1.70% due 04/27/2018	600,000	599,403
Citigroup, Inc. FRS Senior Notes 2.52% (3 ML+1.10%) due 05/17/2024	1,940,000	1,969,842
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	580,000	573,803
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	236,000	234,817
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	532,500
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	133,000	134,935
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,256,002
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,025,000	2,117,585
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	319,000	336,715
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	579,000	612,989
Citigroup, Inc.
Senior Notes
4.65% due 07/30/2045	412,000	468,926
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	860,000	968,827
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	99,000	120,816
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,115,000	1,098,096
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	800,164
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	821,117
Goldman Sachs Group, Inc. Senior Notes 2.75% due 09/15/2020	1,080,000	1,085,397
Goldman Sachs Group, Inc. Senior Notes 2.88% due 02/25/2021	75,000	75,555
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	875,000	872,492
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,598,757
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	228,000	226,484
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	206,000	212,805
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,415,000	1,435,458

Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,190,771
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	254,000	261,211
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	495,000	567,029
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	575,000	666,796
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	150,000	191,184
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	822,035
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	874,000	1,169,974
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	1,375,000	1,362,686
JPMorgan Chase & Co. Senior Notes 2.40% due 06/07/2021	740,000	736,027
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	621,000	621,328
JPMorgan Chase & Co. FRS Senior Notes 2.59% (3 ML+1.23%) due 10/24/2023	460,000	471,910
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	675,000	670,575
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,113,616
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,750,787
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	445,000	457,446
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	47,183
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	1,010,000	1,073,480
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	477,277
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	560,527
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	160,787
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	125,000	155,194
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	973,951
Morgan Stanley Senior Notes 1.88% due 01/05/2018	650,000	649,988
Morgan Stanley Senior Notes 2.13% due 04/25/2018	790,000	790,410
Morgan Stanley Senior Notes 2.45% due 02/01/2019	75,000	75,190
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	274,540
Morgan Stanley
Senior Notes
2.75% due 05/19/2022	339,000	337,756
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,425,247
Morgan Stanley Senior Notes 3.59% due 07/22/2028	3,374,000	3,405,054
Morgan Stanley Senior Notes 3.63% due 01/20/2027	565,000	578,252
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	526,997
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	414,545
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	844,317
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	558,514
Morgan Stanley Senior Notes 3.97% due 07/22/2038	111,000	114,940
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,026,110
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	340,000	354,226
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	178,136
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	700,000	765,969

Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	214,436
Morgan Stanley Senior Notes 6.63% due 04/01/2018	425,000	429,656
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	133,264
		58,298,540
Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	274,622
Diversified Manufacturing Operations — 0.0%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	223,000	225,316
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	133,860
		359,176
E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.90% due 08/21/2020*	525,000	520,697
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024*	330,000	328,997
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037*	1,325,000	1,405,956
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	290,000	352,514
		2,608,164
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	469,680
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 09/15/2024*	58,000	59,015
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	40,000	39,800
		568,495
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	351,000	391,020
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	60,000	65,690
		456,710
Electric-Integrated — 1.4%
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	505,000	674,944
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	325,740
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	107,000	107,045
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	393,145
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	738,103
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	85,353
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	53,817
Duke Energy Carolinas LLC
Senior Notes
6.10% due 06/01/2037	50,000	66,164
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,110,000	1,159,289
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	690,000	682,348
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	759,224
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	234,641
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	162,000	163,512
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	981,670
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	238,912
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	570,268
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	218,000	222,164
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	130,313
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	774,000	793,076

FirstEnergy Corp. Senior Notes 4.25% due 03/15/2023	750,000	783,343
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	116,000	129,455
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	301,000	405,959
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	137,000	136,212
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	384,884
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	96,384
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024*	740,000	739,328
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	266,000	282,458
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	521,032
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/2034	610,000	768,869
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	102,000	116,708
Southern Co. Senior Notes 1.85% due 07/01/2019	460,000	457,217
Southern Co. Senior Notes 2.95% due 07/01/2023	270,000	270,132
		13,471,709
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	160,000	189,059
Electronic Components-Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	112,000	111,824
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022*	2,820,000	2,796,114
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024*	1,090,000	1,083,879
Intel Corp. Senior Notes 2.35% due 05/11/2022	449,000	447,562
Intel Corp. Senior Notes 4.10% due 05/19/2046	665,000	733,311
		5,060,866
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	700,000	693,875
Electronic Parts Distribution — 0.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	95,000	94,353
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	116,000	121,800
Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	159,000	170,130
Oracle Corp.
Senior Notes
1.90% due 09/15/2021	334,000	328,729
Oracle Corp. Senior Notes 2.95% due 11/15/2024	1,135,000	1,143,134
Oracle Corp. Senior Notes 3.80% due 11/15/2037	126,000	132,145
Oracle Corp. Senior Notes 3.85% due 07/15/2036	244,000	257,847
Oracle Corp. Senior Notes 3.90% due 05/15/2035	45,000	47,668
Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	479,198
Oracle Corp. Senior Notes 5.38% due 07/15/2040	215,000	271,830
		2,830,681
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	90,000	98,100
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	93,000	97,417
		195,517
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	140,000	143,500

Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	17,000	17,978
Navient Corp. Senior Notes 5.63% due 08/01/2033	125,000	109,062
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	140,000	145,250
		415,790
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	102,500
American Express Co. Senior Notes 2.50% due 08/01/2022	528,000	521,627
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	1,350,000	1,345,913
		1,970,040
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)(10)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)(10)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	90,000	91,575
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	124,473
		216,071
Finance-Leasing Companies — 0.0%
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024	105,000	107,304
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	129,376
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	500,000	505,200
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	273,000	272,739
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	145,000	143,525
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	118,000	117,329
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. Senior Notes 6.38% due 12/15/2022*	81,000	83,632
		1,122,425
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	82,000	80,912
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	61,000	62,598
		143,510
Food-Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	605,000	608,488
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	445,000	440,795
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	221,000	234,296
		1,283,579
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	125,000	112,750
Kroger Co. Senior Notes 4.65% due 01/15/2048	226,000	231,341
		344,091
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	36,000	33,930
Sysco Corp. Company Guar. Notes 2.50% due 07/15/2021	525,000	523,581
		557,511
Gambling (Non-Hotel) — 0.0%
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	110,000	112,750
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(7)(10)	1,320	20
		112,770

Gas-Distribution — 0.0%
NiSource Finance Corp. Company Guar. Notes 3.49% due 05/15/2027	100,000	101,784
NiSource Finance Corp. Company Guar. Notes 4.38% due 05/15/2047	74,000	81,110
		182,894
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	160,000	200,923
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	85,000	92,862
Wyndham Worldwide Corp. Senior Notes 4.50% due 04/01/2027	100,000	101,617
		194,479
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	75,000	73,501
Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	292,848
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	298,772
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	310,738
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	485,000	493,053
		1,395,411
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	109,000	114,059
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047*	208,000	212,188
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	103,000	112,460
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	188,000	188,583
		627,290
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	132,000	163,464
MetLife, Inc. Senior Notes 4.60% due 05/13/2046	99,000	112,926
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	355,000	355,493
		631,883
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	63,000	66,951
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	149,000	246,918
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	366,000	362,152
		676,021
Insurance-Property/Casualty — 0.0%
Markel Corp. Senior Notes 3.50% due 11/01/2027	58,000	57,705
Markel Corp.
Senior Notes
4.30% due 11/01/2047	50,000	51,355
		109,060
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	152,000	151,625
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	141,750
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	80,000	84,600
		226,350
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	80,000	85,000
Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 1.85% due 09/04/2020	218,000	215,455
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	139,000	138,555
		354,010

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	112,000	116,029
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	195,000	201,094
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	59,000	60,475
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	120,000	125,550
Medical Instruments — 0.0%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	62,000	62,530
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	50,000	50,977
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	93,000	93,145
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	198,311
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	278,506
		620,939
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,830,000	1,835,113
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	1,377,000	1,373,295
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	80,000	81,819
Celgene Corp. Senior Notes 3.63% due 05/15/2024	158,000	162,494
Celgene Corp. Senior Notes 4.63% due 05/15/2044	495,000	528,127
Gilead Sciences, Inc. Senior Notes 2.50% due 09/01/2023	165,000	162,892
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	310,000	319,058
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	538,788
		3,166,473
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	939,606
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	100,000	78,000
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	85,000	89,975
Wyeth LLC Company Guar. Notes 6.50% due 02/01/2034	750,000	1,025,678
		2,133,259
Medical-HMO — 0.6%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	120,000	118,102
Anthem, Inc.
Senior Notes
2.30% due 07/15/2018	500,000	501,091
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	800,338
Anthem, Inc. Senior Notes 3.65% due 12/01/2027	895,000	912,298
Anthem, Inc. Senior Notes 4.38% due 12/01/2047	126,000	133,969
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	435,804
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	325,000	379,318
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	86,605
Humana, Inc. Senior Notes 2.50% due 12/15/2020	365,000	364,720
UnitedHealth Group, Inc. Senior Bonds 1.95% due 10/15/2020	149,000	147,638
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	158,000	156,837
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	111,000	114,622
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	485,000	511,202

UnitedHealth Group, Inc. Senior Notes 4.25% due 04/15/2047	130,000	143,076
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	800,000	944,963
		5,750,583
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	85,000	76,500
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	80,000	84,800
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	46,000	47,035
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024*	136,000	132,600
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	50,000	48,500
		389,435
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 1.95% due 06/15/2018	720,000	719,593
Cardinal Health, Inc. Senior Notes 2.62% due 06/15/2022	1,245,000	1,224,194
		1,943,787
Metal Processors & Fabrication — 0.0%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	58,000	62,275
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	40,000	40,800
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	59,000	61,802
		164,877
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	14,000	14,245
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 3.88% due 10/27/2027*	89,000	87,822
Glencore Funding LLC Company Guar. Notes 4.00% due 03/27/2027*	125,000	125,502
		213,324
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	385,555
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	470,000	623,944
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	199,343
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	157,880
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	123,115
Time Warner, Inc. Company Guar. Notes 2.95% due 07/15/2026	127,000	120,118
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	114,000	119,727
Viacom, Inc.
Senior Notes
4.25% due 09/01/2023	1,225,000	1,250,708
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	460,000	398,215
Walt Disney Co. Senior Notes 1.65% due 01/08/2019	77,000	76,771
		3,455,376
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	316,355
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	390,000	388,763
		705,118
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	660,000	605,543
Xerox Corp. Senior Notes 3.63% due 03/15/2023	810,000	790,170
		1,395,713
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	1,370,000	1,364,331

Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	820,000	817,141
Anadarko Petroleum Corp. Senior Notes 5.55% due 03/15/2026	415,000	465,623
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	201,000	246,187
Apache Corp. Senior Notes 4.25% due 01/15/2044	280,000	271,257
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	90,000	93,375
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	115,000	116,502
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	219,000	227,760
Continental Resources, Inc. Senior Notes 4.38% due 01/15/2028*	1,285,000	1,268,552
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	45,000	45,956
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	70,000	70,875
Devon Energy Corp. Senior Notes 5.00% due 06/15/2045	77,000	85,897
Devon Energy Corp. Senior Notes 5.60% due 07/15/2041	78,000	91,936
Devon Financing Co. LLC Company Guar. Notes 7.88% due 09/30/2031	275,000	377,521
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	75,000	76,313
Hess Corp. Senior Notes 4.30% due 04/01/2027	165,000	165,404
Hess Corp. Senior Notes 5.60% due 02/15/2041	463,000	499,282
Hess Corp. Senior Notes 5.80% due 04/01/2047	390,000	433,989
Hess Corp. Senior Notes 6.00% due 01/15/2040	305,000	337,042
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	181,913
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	286,746
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	117,810
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	442,042
Marathon Oil Corp. Senior Notes 2.70% due 06/01/2020	215,000	215,030
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	970,000	960,550
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	452,000	472,370
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	212,000	265,621
Newfield Exploration Co.
Senior Notes
5.38% due 01/01/2026	90,000	95,175
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	55,000	55,756
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025	100,000	102,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	115,000	97,175
Southwestern Energy Co. Senior Notes 7.50% due 04/01/2026	75,000	79,687
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	51,000	55,208
		10,482,526
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.96% due 03/03/2020	110,000	109,613
Chevron Corp. Senior Notes 1.99% due 03/03/2020	349,000	346,025
Chevron Corp. Senior Notes 2.50% due 03/03/2022	99,000	99,130
		554,768

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	94,235
Oil Refining & Marketing — 0.2%
Andeavor Senior Notes 3.80% due 04/01/2028	240,000	240,574
Andeavor Senior Notes 4.50% due 04/01/2048	62,000	62,702
Murphy Oil USA, Inc. Company Guar. Notes 5.63% due 05/01/2027	23,000	24,155
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	137,000	143,850
Valero Energy Corp. Senior Notes 3.40% due 09/15/2026	1,660,000	1,666,749
		2,138,030
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 4.85% due 11/15/2035	58,000	65,067
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	130,000	150,322
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	301,000	309,345
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	412,544
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	127,000	136,972
International Paper Co. Senior Notes 4.40% due 08/15/2047	43,000	44,933
International Paper Co. Senior Notes 5.00% due 09/15/2035	84,000	95,000
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	162,000
		1,311,116
Pipelines — 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 3.50% due 12/01/2022	182,000	181,655
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	755,000	761,480
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	191,000	199,205
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	85,000	87,550
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	190,000	196,536
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025*	105,000	106,837
Duke Energy Field Services LLC Company Guar. Notes 6.45% due 11/03/2036*	75,000	80,438
Enbridge Energy Partners LP Senior Notes 7.38% due 10/15/2045	117,000	155,465
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	95,000	94,288
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	275,000	274,794
Energy Transfer Partners LP
Senior Notes
4.90% due 03/15/2035	54,000	53,416
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	246,208
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	23,000	24,643
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	311,018
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	146,000	152,989
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	153,000	151,120
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	140,000	172,796
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	72,150
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	70,875

Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	98,000	102,165
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	970,000	984,359
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	275,000	273,325
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	115,000	122,016
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	335,000	366,622
Kinder Morgan, Inc. Company Guar. Notes 5.63% due 11/15/2023*	620,000	684,545
MPLX LP Senior Notes 4.13% due 03/01/2027	595,000	609,422
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	340,202
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	176,000	178,970
ONEOK, Inc. Company Guar. Notes 4.00% due 07/13/2027	184,000	186,489
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	280,000	277,514
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	100,000	100,046
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	69,000	72,998
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	470,000	476,439
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	615,000	622,245
SemGroup Corp. Company Guar. Notes 7.25% due 03/15/2026*	139,000	142,127
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	87,000	85,913
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	68,000	68,000
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	326,232
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	55,000	54,279
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	55,000	54,654
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.40% due 10/01/2047	1,176,000	1,183,942
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	139,000	142,649
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	973,734
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	156,000	162,164
Williams Partners LP Senior Notes 3.75% due 06/15/2027	884,000	885,837
Williams Partners LP
Senior Notes
4.00% due 11/15/2021	260,000	268,882
Williams Partners LP Senior Notes 5.10% due 09/15/2045	275,000	302,437
		13,441,670
Poultry — 0.0%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	90,000	92,700
Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	90,000	88,875
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	90,000	88,875

Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	90,000	96,525
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	120,000	124,350
Real Estate Investment Trusts — 0.2%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	295,000	301,515
American Tower Corp. Senior Notes 3.60% due 01/15/2028	122,000	121,283
Brandywine Operating Partnership LP Company Guar. Notes 3.95% due 11/15/2027	86,000	85,363
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	425,000	420,593
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	165,000	168,504
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	111,000	113,220
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	125,000	126,250
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	46,000	46,000
GEO Group, Inc. Company Guar. Notes 6.00% due 04/15/2026	33,000	33,908
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	75,000	74,423
Goodman US Finance Three LLC Company Guar. Notes 4.50% due 10/15/2037*	75,000	77,510
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	90,000
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	106,663
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	49,680
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	65,000	65,649
Life Storage LP Company Guar. Notes 3.88% due 12/15/2027	61,000	60,776
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	118,000	120,212
Simon Property Group LP Senior Notes 3.38% due 12/01/2027	122,000	122,565
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025*	125,000	124,062
VICI Properties 1 LLC / VICI FC, Inc. Sec. Notes 8.00% due 10/15/2023	2,787	3,114
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	69,000	68,829
		2,380,119
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	139,388
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	145,000	143,187
		282,575
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	85,000	87,550
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	90,000	84,600
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	80,000	87,800
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	64,000	64,480
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	23,000	23,115
		259,995
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	113,000	113,282
Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	132,000	132,485
Retail-Automobile — 0.0%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	59,000	61,431
AutoNation, Inc. Company Guar. Notes 3.80% due 11/15/2027	189,000	187,150
		248,581

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	650,000	625,290
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	230,000	311,238
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	215,880
		1,152,408
Retail-Discount — 0.0%
Walmart, Inc. Senior Bonds 1.90% due 12/15/2020	363,000	360,662
Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 2.80% due 07/20/2020	1,168,000	1,172,866
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	900,000	1,031,485
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	85,288	90,204
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	60,515	68,041
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	111,289	126,864
		2,489,460
Retail-Office Supplies — 0.0%
Arch Merger Sub, Inc. Company Guar. Notes 8.50% due 09/15/2025*	185,000	171,125
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	64,635
Retail-Restaurants — 0.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	140,000	141,400
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	105,000	110,250
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	50,000	57,922
		309,572
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	135,000	141,412
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	299,000	300,165
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	541,000	589,994
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	382,209
		1,272,368
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.10% due 05/20/2020	169,000	168,289
Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 3.30% due 04/01/2027	220,000	223,762
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	155,000	173,877
Entegris, Inc.
Company Guar. Notes
4.63% due 02/10/2026*	55,000	55,825
Lam Research Corp. Senior Notes 2.80% due 06/15/2021	960,000	966,025
		1,419,489
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025	75,000	74,250
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025*	205,000	206,537
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	75,000	78,285
		359,072
Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	120,000	116,700
Telecommunication Equipment — 0.0%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	44,000	45,705
Telephone-Integrated — 1.8%
AT&T, Inc. Senior Notes 2.85% due 02/14/2023	230,000	230,912

AT&T, Inc. Senior Notes 3.40% due 08/14/2024	2,010,000	2,020,320
AT&T, Inc. Senior Notes 3.90% due 08/14/2027	1,240,000	1,248,285
AT&T, Inc. Senior Notes 4.30% due 02/15/2030*	2,353,000	2,346,423
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	177,139
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	249,000	247,522
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	940,237
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	384,000	375,570
AT&T, Inc. Senior Notes 4.90% due 08/14/2037	692,000	700,715
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	735,000	762,613
AT&T, Inc. Senior Notes 5.15% due 02/14/2050	2,300,000	2,328,668
AT&T, Inc. Senior Notes 5.30% due 08/14/2058	209,000	209,686
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	95,000	93,043
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	80,000	80,500
Verizon Communications, Inc. Senior Notes 2.95% due 03/15/2022	805,000	809,903
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025*	100,000	100,378
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	825,000	820,712
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	79,000	80,504
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	1,850,000	1,940,335
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	265,000	260,932
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	374,000	361,076
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,166,522
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	250,000	260,406
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	589,000	647,713
		18,210,114
Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	87,000	97,875
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	570,000	565,617
Altria Group, Inc.
Company Guar. Notes
9.25% due 08/06/2019	31,000	34,368
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020*	625,000	621,562
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037*	1,010,000	1,060,604
Philip Morris International, Inc. Senior Notes 3.13% due 08/17/2027	1,675,000	1,671,639
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	315,000	323,944
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	1,096,000	1,113,640
		5,391,374
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026	134,000	130,604
GATX Corp. Senior Notes 3.50% due 03/15/2028	94,000	92,763
GATX Corp. Senior Notes 3.85% due 03/30/2027	113,000	114,888
		338,255
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	1,960,000	1,958,087

Norfolk Southern Corp. Senior Notes 2.90% due 06/15/2026	840,000	826,278
Union Pacific Corp. Senior Notes 3.60% due 09/15/2037	145,000	150,229
		2,934,594
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	480,000	494,776
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	245,000	261,421
FedEx Corp. Company Guar. Notes 4.55% due 04/01/2046	225,000	247,098
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	260,000	291,143
		1,294,438
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	63,000	64,890
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	70,000	68,783
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,144,343
		1,213,126
Total U.S. Corporate Bonds & Notes (cost $247,252,972)		253,863,753
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Aerospace/Defense-Equipment — 0.0%
Airbus Finance BV Company Guar. Notes 2.70% due 04/17/2023*	155,000	154,878
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043	200,000	223,153
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	159,000
		382,153
Airport Development/Maintenance — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*	630,000	621,337
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	201,000	197,644
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	95,000	96,188
Banks-Commercial — 0.5%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	130,000	128,522
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	344,809
BPCE SA Sub. Notes 4.50% due 03/15/2025*	255,000	266,526
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	357,000	354,250
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	550,000	555,643
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	260,000	258,991
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020	150,000	160,932
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	279,173
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,500,000	2,483,857
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	253,000	250,203
		5,082,906
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	250,085
Building-Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	109,000	115,268
Cable/Satellite TV — 0.2%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000	213,000
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	400,000	410,500
Sky PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	766,489
		1,389,989

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	70,000	69,825
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	85,000	87,975
		157,800
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	763,250
Methanex Corp. Senior Notes 5.65% due 12/01/2044	155,000	161,065
		924,315
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	120,000	117,843
Consulting Services — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,534,526
Cruise Lines — 0.0%
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	130,000	140,075
Diversified Banking Institutions — 1.1%
Banco Santander SA Senior Notes 3.80% due 02/23/2028	800,000	800,112
Barclays PLC Sub. Notes 4.84% due 05/09/2028	200,000	208,168
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	360,000	360,783
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	240,000	248,310
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	357,000	372,208
Deutsche Bank AG Senior Notes 2.70% due 07/13/2020	1,490,000	1,482,703
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,633,281
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	200,000	202,784
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,485,000	1,517,814
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	1,200,000	1,244,432
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	565,000	589,870
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	198,286
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	70,000	69,577
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	189,000	187,215
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	602,000	591,013
UBS AG Senior Notes 2.45% due 12/01/2020*	860,000	857,408
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	247,000	263,193
		10,827,157
Diversified Financial Services — 0.0%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	255,000	275,975
Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	321,000	320,498
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.75% due 04/10/2022*	2,005,000	2,037,401
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.75% due 05/15/2022*	120,000	121,500
		2,158,901
E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	1,029,740
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	200,000	206,971
		1,236,711

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	208,000	207,738
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	94,907
		302,645
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	309,000	311,201
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	425,000	422,260
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	200,000	216,555
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	331,882
		1,281,898
Electronic Connectors — 0.0%
Tyco Electronics Group SA Company Guar. Notes 3.13% due 08/15/2027	77,000	76,842
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	75,000	78,281
Food-Misc./Diversified — 0.2%
Danone SA Senior Notes 1.69% due 10/30/2019*	1,565,000	1,546,180
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	70,000	71,707
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027*	228,000	229,425
		301,132
Insurance-Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	115,000	115,868
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	78,000	79,440
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	176,710
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	428,006
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000	1,141,743
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	138,000	135,664
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	995,000	866,456
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	205,000	190,138
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	91,000	97,370
		2,859,377
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	1,330,000	1,351,352
Actavis Funding SCS
Company Guar. Notes
3.80% due 03/15/2025	835,000	850,069
Mylan NV Company Guar. Notes 3.00% due 12/15/2018	345,000	346,845
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	1,320,000	1,327,369
Mylan NV Company Guar. Notes 3.75% due 12/15/2020	395,000	403,634
		4,279,269
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000	215,500
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	75,000	79,500
		295,000
Metal-Iron — 0.2%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,289,000	1,493,306
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	240,000	294,300
		1,787,606

Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	280,000		285,787
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	665,000		830,447
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	400,000		425,764
Encana Corp. Senior Notes 3.90% due 11/15/2021	650,000		668,036
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	148,000		125,800
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	73,000		72,088
Nexen Energy ULC Company Guar. Notes 6.20% due 07/30/2019	100,000		104,939
			2,512,861
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	233,000		238,820
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	165,000		164,602
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	60,000		71,849
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	120,000		128,201
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	609,000		635,705
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047*	1,207,000		1,259,927
Petronas Capital, Ltd. Company Guar. Notes 5.25% due 08/12/2019	100,000		104,247
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	152,000		151,684
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	172,000		171,954
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,140,000		1,281,785
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	90,000		92,109
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	1,158,338
			5,459,221
Oil Refining & Marketing — 0.0%
Empresa Nacional del Petroleo Senior Notes 4.50% due 09/14/2047	200,000		191,520
Oil-Field Services — 0.0%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	200,000		212,000
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	100,000		95,000
Weatherford International, Ltd. Company Guar. Notes 9.88% due 02/15/2024	50,000		53,125
			360,125
Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	25,000		25,688
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000		32,007
			57,695
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.70% due 07/15/2027	475,000		477,003
Printing-Commercial — 0.0%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	150,000		154,500
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	130,000		106,275
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	115,000		60,088
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	113,000		126,560
			292,923
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 4.88% due 10/15/2023*	64,000		66,880

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	120,000	138,150
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	348,000	337,138
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	205,000	264,450
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	162,000	183,846
		785,434
Tobacco — 0.3%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	490,000	492,397
Imperial Brands Finance PLC Company Guar. Notes 2.05% due 07/20/2018*	400,000	399,639
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	1,050,000	1,060,136
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	527,035
		2,479,207
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.50% due 01/15/2022	425,000	452,598
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	370,970
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	112,000	149,538
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	200,000	234,053
		1,207,159
Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 4.38% due 06/12/2027	505,000	499,193
Total Foreign Corporate Bonds & Notes (cost $54,162,600)		53,846,368
U.S. GOVERNMENT AGENCIES — 19.0%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	984,983
Federal Home Loan Mtg. Corp. — 4.5%
1.25% due 10/02/2019	1,272,000	1,256,852
2.38% due 01/13/2022	1,097,000	1,106,863
2.50% due 01/01/2028	151,109	151,892
2.50% due 04/01/2028	521,073	523,605
2.50% due 03/01/2031	285,171	284,833
2.50% due 10/01/2032	389,418	388,956
2.86% (6 ML+1.49%) due 02/01/2037 FRS	34,771	35,866
3.00% due 08/01/2027	301,423	307,289
3.00% due 10/01/2042	294,384	296,044
3.00% due 11/01/2042	313,997	315,712
3.00% due 02/01/2043	693,424	694,925
3.00% due 04/01/2043	356,044	357,695
3.00% due 08/01/2043	1,346,710	1,352,917
3.00% due 07/01/2045	1,171,032	1,172,379
3.00% due 10/01/2045	606,391	607,159
3.00% due 08/01/2046	722,394	723,394
3.00% due January TBA	1,469,000	1,468,770
3.50% due 01/01/2032	945,712	978,555
3.50% due 11/01/2041	316,753	326,873
3.50% due 03/01/2042	152,504	157,382
3.50% due 08/01/2042	276,284	285,514
3.50% due 09/01/2043	107,625	111,219
3.50% due 03/01/2045	915,317	941,464
3.50% due 07/01/2045	2,031,380	2,091,722
3.50% due 08/01/2045	464,281	478,886
3.50% due 10/01/2045	835,301	859,065
3.50% due 11/01/2045	1,055,657	1,085,695
3.50% due 01/01/2046	38,888	39,994
3.62% (12 ML+1.89%) due 11/01/2037 FRS	263,224	277,853
3.75% due 03/27/2019	796,000	814,614
4.00% due 09/01/2040	241,709	253,742
4.00% due 07/01/2044	414,974	434,138
4.00% due 10/01/2045	418,855	438,038
4.00% due January TBA	6,800,000	7,110,781
4.50% due 04/01/2044	88,968	94,642
4.50% due 09/01/2044	938,680	998,862
4.50% due January TBA	2,600,000	2,763,719
5.00% due 11/01/2043	440,738	478,047
5.00% due January TBA	2,000,000	2,148,516
5.50% due 01/01/2036	173,927	193,380
6.00% due 03/01/2040	13,052	14,705
6.25% due 07/15/2032	206,000	288,973
6.75% due 03/15/2031	100,000	143,004
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.00% due 10/25/2047*(3)(4)	730,000	732,154
Series 2017-K728, Class B 3.65% due 09/25/2024*(3)(4)	425,000	421,134
Series 2017-K729,Class B 3.67% due 11/25/2049*(3)(4)	845,000	836,421

Series 2017-K729,Class C 3.67% due 11/25/2049*(3)(4)	310,000	294,813
Series 2017-K69, Class B 3.73% due 10/25/2049*(3)(4)	420,000	412,987
Series 2017-K69, Class C 3.73% due 10/25/2049*(3)(4)	135,000	128,675
Series 2017-K71, Class B 3.75% due 11/25/2050*(3)(4)	750,000	739,971
Series 2017-K71, Class C 3.75% due 11/25/2050*(3)(4)	215,000	200,103
Series 2017-K68, Class B 3.84% due 08/25/2027*(3)(4)	315,000	312,795
Series 2017-K725, Class B 3.88% due 02/25/2024*(3)(4)	395,000	402,074
Series 2017-K67, Class B 3.94% due 09/25/2049*(3)(4)	310,000	311,542
Series 2017-K726, Class B 3.97% due 07/25/2049*(3)(4)	725,000	732,162
Series 2017-K64, Class B 3.98% due 03/25/2027*(3)(4)	290,000	293,256
Series 2012-K19, Class B 4.03% due 05/25/2045*(3)(4)	20,037	20,778
Series 2017-K66, Class B 4.03% due 07/25/2027*(3)(4)	563,000	576,711
Series 2017-K65, Class B 4.07% due 05/25/2027*(3)(4)	640,000	657,645
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.61% due 03/25/2027(3)(4)(5)	5,179,419	246,450
Series K013, Class X1 0.55% due 01/25/2021(3)(4)(5)	2,052,900	30,358
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,146,527
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(1)	498,290	504,400
Series 3820, Class DA 4.00% due 11/15/2035(1)	220,181	223,751
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.75% (1 ML+1.20%) due 08/25/2029	468,312	473,317
Series 2015-DNA1, Class M2 3.40% (1 ML+1.85%) due 10/25/2027(1)	114,000	116,796
Series 2014-DN1, Class M2 3.75% (1 ML+2.20%) due 02/25/2024(1)	281,495	290,004
Series 2014-HQ2, Class M2 3.75% (1 ML+2.20%) due 09/25/2024(1)	476,997	492,154
Series 2014-HQ3, Class M2 4.20% (1 ML+2.65%) due 10/25/2024(1)	2,392	2,396
		45,453,908
Federal National Mtg. Assoc. — 11.3%
zero coupon due 10/09/2019	7,452,000	7,177,032
0.88% due 05/21/2018	5,955,000	5,939,368
1.88% due 09/24/2026	837,000	788,987
2.50% due 09/01/2027	75,971	76,352
2.50% due 04/01/2028	345,232	346,857
2.50% due 01/01/2032	1,182,158	1,180,895
2.50% due January TBA	2,600,000	2,509,108
2.63% due 09/06/2024	2,025,000	2,051,963
2.64% due 03/01/2027	294,133	290,527
2.78% due 03/01/2027	593,000	591,051
2.88% due 11/01/2027	2,145,000	2,142,921
2.97% due 06/01/2027	1,080,632	1,091,633
2.97% due 06/01/2030	1,235,000	1,224,358
3.00% due 04/01/2027	38,077	38,889
3.00% due 07/01/2027	1,510,000	1,524,013
3.00% due 10/01/2027	457,302	467,077
3.00% due 10/01/2030	451,543	460,904
3.00% due 10/01/2032	681,844	694,864
3.00% due 03/01/2042	562,969	565,999
3.00% due 12/01/2042	163,788	164,668
3.00% due 05/01/2043	402,389	404,564
3.00% due 02/01/2045	332,097	332,674
3.00% due 09/01/2046	359,628	359,810
3.00% due January TBA	11,468,000	11,651,692
3.01% (6 ML+1.54%) due 09/01/2035 FRS	218,754	226,927
Federal National Mtg. Assoc.
3.13% due 02/01/2027	402,000	410,435
3.16% due 08/01/2027	2,025,000	2,072,690
3.17% (1 Yr USTYCR+2.19%) due 10/01/2035	271,525	285,370
3.21% (1 Yr USTYCR+2.26%) due 11/01/2036	103,970	109,819
3.30% (12 ML+1.57%) due 05/01/2037	56,645	59,240
3.40% (12 ML+1.66%) due 07/01/2039	185,365	195,012
3.47% (12 ML+1.77%) due 05/01/2040	262,129	274,396
3.50% due 08/01/2026	173,740	179,380
3.50% due 09/01/2026	210,699	217,939
3.50% due 08/01/2027	33,979	35,083
3.50% due 10/01/2028	74,546	77,341
3.50% due 03/01/2042	343,983	355,202
3.50% due 08/01/2042	754,054	776,341
3.50% due 07/01/2045	282,507	290,210
3.50% due 08/01/2045	675,795	696,177
3.50% due 09/01/2045	639,283	656,715

3.50% due 10/01/2045	511,042	527,498
3.50% due 11/01/2045	638,086	655,486
3.50% due 12/01/2045	868,242	891,918
3.50% due 02/01/2046	379,291	389,634
3.50% due 03/01/2046	590,527	606,630
3.50% due 07/01/2046	961,828	991,571
3.50% due January TBA	25,100,000	25,770,642
3.57% (12 ML+1.82%) due 10/01/2040 FRS	59,941	62,690
3.58% (12 ML+1.83%) due 10/01/2040 FRS	131,734	138,054
3.67% (12 ML+1.91%) due 08/01/2035 FRS	148,856	158,046
4.00% due 10/01/2040	165,169	173,517
4.00% due 11/01/2040	302,752	318,106
4.00% due 10/01/2041	260,819	273,938
4.00% due 11/01/2041	247,491	259,914
4.00% due 01/01/2043	908,025	960,227
4.00% due 10/01/2044	498,768	522,150
4.00% due 02/01/2045	956,946	1,009,254
4.00% due 02/01/2046	69,657	72,861
4.00% due 01/01/2047	1,067,470	1,116,979
4.00% due 05/01/2047	226,909	237,477
4.00% due 08/01/2047	469,661	491,608
4.00% due January TBA	10,000,000	10,457,389
4.50% due 10/01/2024	66,051	67,587
4.50% due 06/01/2039	150,108	160,354
4.50% due 05/01/2041	109,528	117,371
4.50% due 03/01/2042	317,211	339,019
4.50% due 08/01/2045	1,066,630	1,159,392
4.50% due 04/01/2047	876,983	933,845
4.50% due January TBA	4,600,000	4,893,969
5.00% due 05/01/2040	255,875	276,225
5.00% due 06/01/2040	26,744	28,869
5.00% due 07/01/2040	585,374	631,728
5.00% due 02/01/2045	682,452	746,280
5.50% due 12/01/2029	41,827	45,790
5.50% due 08/01/2037	161,722	178,886
5.50% due 06/01/2038	90,386	99,852
5.50% due January TBA	1,900,000	2,081,900
6.00% due 11/01/2038	10,839	12,222
6.00% due 06/01/2040	89,254	100,684
6.50% due 10/01/2037	1,307	1,449
6.63% due 11/15/2030	871,000	1,224,893
7.25% due 05/15/2030	2,260,000	3,306,120
Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1 3.55% (1 ML+2.00%) due 10/25/2023(1)	19,795	19,932
Series 2016-C07, Class 2M2 5.90% (1 ML+4.35%) due 05/25/2029	940,000	1,042,000
Series 2014-C04, Class 1M2 6.45% (1 ML+4.90%) due 11/25/2024(1)	365,444	418,126
Series 2015-C04, Class 1M2 7.25% (1 ML+5.70%) due 04/25/2028	185,672	213,565
Series 2016-C02, Class 1M2 7.55% (1ML + 6.00%) due 09/25/2028	113,000	134,141
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(1)	147,790	148,981
		113,463,252
Government National Mtg. Assoc. — 3.0%
3.00% due 02/20/2045	340,047	343,595
3.00% due 05/20/2045	272,385	275,157
3.00% due 07/20/2045	60,252	60,857
3.00% due January TBA	7,000,000	7,063,437
3.50% due 03/20/2045	233,600	241,857
3.50% due 04/20/2045	361,823	374,547
3.50% due 07/20/2045	110,019	113,908
3.50% due January TBA	14,300,000	14,783,352
4.00% due 03/15/2039	115,765	120,919
4.00% due 04/15/2039	9,116	9,519
4.00% due 05/15/2039	39,674	41,437
4.00% due 08/15/2039	11,113	11,605
4.00% due 10/15/2039	46,122	48,169
4.00% due 03/15/2040	35,067	36,625
4.00% due 09/15/2040	29,904	31,300
4.00% due 10/15/2040	24,752	25,973
4.00% due 12/15/2040	14,250	14,888
4.00% due 01/15/2041	11,716	12,240
4.00% due 02/15/2041	8,982	9,416
4.00% due 06/15/2041	136,157	143,469
4.00% due 07/15/2041	33,347	34,909
4.00% due 08/15/2041	344,546	360,697
4.00% due 09/15/2041	68,703	71,987
4.00% due 10/15/2041	153,520	160,917
4.00% due 11/15/2041	158,478	165,867
4.00% due 12/15/2041	200,208	209,521
4.00% due 01/15/2042	30,802	32,231
4.00% due 02/15/2042	14,172	14,872
4.00% due 03/15/2042	101,671	106,678
4.00% due 04/15/2042	4,335	4,528
4.00% due 03/20/2044	158,724	166,749
4.00% due 07/20/2045	454,193	475,995
4.00% due 10/20/2045	78,806	82,589
4.50% due 04/15/2018	644	650
4.50% due 05/15/2018	5,761	5,773
4.50% due 08/15/2018	531	536
4.50% due 09/15/2018	7,968	8,023
4.50% due 10/15/2018	36,084	36,285

4.50% due 09/15/2033	59,046	62,639
4.50% due 03/15/2039	98,736	103,996
4.50% due 05/15/2039	52,712	55,642
4.50% due 07/15/2039	34,854	36,817
4.50% due 10/15/2039	121,520	128,363
4.50% due 11/15/2039	1,491	1,571
4.50% due 01/15/2040	36,067	38,071
4.50% due 02/15/2040	60,297	63,543
4.50% due 03/15/2040	31,821	33,516
4.50% due 04/15/2040	1,840	1,944
4.50% due 05/15/2040	8,981	9,512
4.50% due 07/15/2040	36,728	39,307
4.50% due 04/15/2041	10,580	11,138
4.50% due 05/15/2041	126,946	135,202
4.50% due 06/15/2041	22,106	23,664
4.50% due 07/15/2041	120,023	127,440
4.50% due 08/15/2041	69,665	74,179
5.00% due 06/15/2033	2,726	2,953
5.00% due 08/15/2033	19,660	21,438
5.00% due 09/15/2033	40,904	44,374
5.00% due 10/15/2033	21,304	23,111
5.00% due 11/15/2033	4,863	5,356
5.00% due 06/15/2034	72,812	78,602
5.00% due 05/15/2035	2,808	3,020
5.00% due 09/15/2035	2,590	2,811
5.00% due 11/15/2035	91,777	98,730
5.00% due 02/15/2036	25,700	27,654
5.00% due 02/20/2036	107,164	116,264
5.00% due 03/15/2036	25,355	27,271
5.00% due 05/15/2036	83,174	90,146
5.00% due 06/15/2036	42,080	45,278
5.00% due 08/15/2038	280,679	302,775
5.50% due 02/15/2032	1,679	1,841
5.50% due 03/15/2032	4,941	5,489
5.50% due 12/15/2032	4,533	4,973
5.50% due 01/15/2033	2,431	2,699
5.50% due 02/15/2033	13,014	14,390
5.50% due 03/15/2033	57,914	63,896
5.50% due 04/15/2033	49,302	54,588
5.50% due 05/15/2033	120	120
5.50% due 06/15/2033	57,611	63,539
5.50% due 07/15/2033	226,747	250,276
5.50% due 08/15/2033	50,657	56,103
5.50% due 09/15/2033	10,200	11,346
5.50% due 11/15/2033	35,577	39,020
5.50% due 12/15/2033	1,980	2,171
5.50% due 01/15/2034	83,310	92,293
5.50% due 02/15/2034	52,281	57,341
6.00% due 04/15/2028	96,818	109,049
6.00% due 01/15/2029	18,775	20,991
6.00% due 03/15/2029	21,678	24,236
6.00% due 11/15/2031	3,623	4,051
6.00% due 12/15/2031	3,627	4,055
6.00% due 04/15/2032	13,577	15,364
6.00% due 09/15/2032	11,718	13,234
6.00% due 10/15/2032	70,548	79,746
6.00% due 11/15/2032	19,582	22,126
6.00% due 01/15/2033	2,935	3,318
6.00% due 02/15/2033	29,403	33,227
6.00% due 03/15/2033	10,888	12,302
6.00% due 09/15/2033	14,918	16,678
6.00% due 01/15/2034	85,230	95,289
6.00% due 03/15/2034	15,553	17,389
6.00% due 05/15/2034	2,494	2,788
6.00% due 07/15/2034	7,273	8,131
6.00% due 08/15/2034	93,261	104,813
6.00% due 09/15/2034	6,144	6,890
6.00% due 11/15/2034	70,265	78,557
6.00% due 03/15/2035	43,978	49,169
6.00% due 08/15/2035	59,350	66,370
6.00% due 01/15/2036	28,288	32,003
6.00% due 02/15/2036	37,405	41,820
6.00% due 04/15/2036	65,106	72,790
6.00% due 05/15/2036	31,744	35,692
6.00% due 06/15/2036	56,399	63,479
6.00% due 07/15/2036	4,126	4,613
6.00% due 08/15/2036	66,194	75,062
6.00% due 09/15/2036	12,845	14,361
6.00% due 10/15/2036	157,524	176,243
6.00% due 11/15/2036	43,022	48,541
6.00% due 12/15/2036	12,176	13,690
6.50% due 09/15/2028	4,037	4,479
6.50% due 09/15/2031	7,508	8,329
6.50% due 10/15/2031	4,767	5,289
6.50% due 11/15/2031	1,212	1,345
6.50% due 12/15/2031	6,154	6,827
7.50% due 09/15/2030	18,737	19,139
		29,668,964
Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	105,000	105,014
4.25% due 09/15/2065	577,000	682,159
		787,173
Total U.S. Government Agencies (cost $190,160,964)		190,358,280
U.S. GOVERNMENT TREASURIES — 35.7%
United States Treasury Bonds — 7.7%
2.25% due 08/15/2046	2,722,000	2,455,435
2.50% due 02/15/2045	5,500,000	5,243,262
2.50% due 02/15/2046	1,638,000	1,558,723
2.50% due 05/15/2046	3,258,000	3,099,173
2.75% due 08/15/2042	2,787,000	2,806,378
2.75% due 11/15/2042	1,787,000	1,798,308
2.75% due 08/15/2047	568,000	568,710
2.88% due 05/15/2043	1,774,000	1,824,102
2.88% due 08/15/2045	2,826,000	2,898,195
2.88% due 11/15/2046	499,000	511,884
3.00% due 11/15/2044	2,061,000	2,164,775
3.00% due 05/15/2045	787,000	826,504
3.00% due 11/15/2045	4,262,000	4,475,932
3.00% due 05/15/2047	2,720,000	2,859,719
3.13% due 11/15/2041	1,061,000	1,140,616
3.13% due 02/15/2043	1,770,000	1,901,575
3.13% due 08/15/2044	1,632,000	1,754,081
3.38% due 05/15/2044	869,000	975,147

3.63% due 08/15/2043	3,158,000	3,685,731
3.63% due 02/15/2044	2,405,000	2,811,126
3.88% due 08/15/2040	1,577,000	1,900,039
4.25% due 11/15/2040	1,100,000	1,397,000
4.38% due 11/15/2039	1,082,000	1,392,187
4.38% due 05/15/2040	953,000	1,228,774
4.50% due 02/15/2036	1,034,000	1,331,154
4.63% due 02/15/2040	1,159,000	1,541,244
4.75% due 02/15/2041	1,123,000	1,524,341
5.25% due 11/15/2028	1,045,000	1,325,640
5.25% due 02/15/2029	1,966,000	2,503,732
5.38% due 02/15/2031	1,289,000	1,712,708
6.13% due 11/15/2027	544,000	721,013
6.25% due 08/15/2023	1,613,000	1,953,746
6.25% due 05/15/2030	5,000,000	7,029,492
6.38% due 08/15/2027	1,217,000	1,633,252
6.75% due 08/15/2026	377,000	505,740
7.88% due 02/15/2021	1,267,000	1,492,486
8.75% due 05/15/2020	1,035,000	1,200,074
8.75% due 08/15/2020	1,389,000	1,629,254
		77,381,252
United States Treasury Notes — 28.0%
0.13% due 04/15/2018 TIPS(13)	537,813	537,176
0.13% due 07/15/2024 TIPS(13)	986,898	975,302
0.25% due 01/15/2025 TIPS(13)(17)	14,144,702	14,019,495
0.38% due 07/15/2027 TIPS(13)	14,031,608	13,956,899
0.88% due 07/31/2019	9,173,000	9,034,688
1.00% due 02/15/2018	757,000	756,724
1.00% due 06/30/2019	10,922,000	10,785,902
1.00% due 11/30/2019	7,446,000	7,323,548
1.13% due 05/31/2019	5,211,000	5,158,890
1.13% due 12/31/2019	4,241,000	4,178,213
1.13% due 04/30/2020	2,743,000	2,694,033
1.13% due 02/28/2021	2,872,000	2,792,908
1.13% due 07/31/2021	2,131,000	2,060,744
1.13% due 09/30/2021	2,760,000	2,663,077
1.25% due 11/30/2018	393,000	391,081
1.25% due 01/31/2019	7,856,000	7,806,900
1.25% due 01/31/2020	3,306,000	3,262,221
1.25% due 02/29/2020	7,378,000	7,277,417
1.38% due 09/30/2018	420,000	418,884
1.38% due 12/31/2018	738,000	734,742
1.38% due 02/28/2019	6,215,000	6,181,254
1.38% due 02/29/2020	6,085,000	6,016,306
1.38% due 05/31/2020	4,553,000	4,494,665
1.38% due 08/31/2020	1,910,000	1,882,096
1.38% due 10/31/2020	1,229,000	1,209,173
1.38% due 05/31/2021	2,443,000	2,388,033
1.50% due 07/15/2020	3,447,000	3,410,106
1.50% due 01/31/2022	12,752,000	12,438,679
1.50% due 02/28/2023	4,797,000	4,628,918
1.63% due 08/15/2022	1,664,000	1,625,130
1.63% due 11/15/2022	4,550,000	4,434,117
1.63% due 02/15/2026	3,744,000	3,535,740
1.63% due 05/15/2026	2,455,000	2,312,303
1.75% due 10/31/2020	3,843,000	3,821,233
1.75% due 12/31/2020	69,000	68,520
1.75% due 05/15/2022	4,641,000	4,566,309
1.75% due 05/15/2023	9,605,000	9,368,252
1.88% due 10/31/2022	967,000	952,948
1.88% due 08/31/2024	3,421,000	3,328,927
2.00% due 05/31/2021	3,075,000	3,069,715
2.00% due 11/15/2021	4,434,000	4,420,837
2.00% due 02/15/2023	9,939,000	9,836,892
2.00% due 02/15/2025(12)	16,352,000	15,984,719
2.00% due 08/15/2025	3,825,000	3,728,927
2.00% due 11/15/2026	4,490,000	4,345,303
2.13% due 06/30/2021	6,094,000	6,105,902
2.13% due 08/15/2021	6,481,000	6,490,367
2.13% due 02/29/2024	4,967,000	4,917,912
2.13% due 03/31/2024	4,502,000	4,456,101
2.13% due 09/30/2024	1,983,000	1,958,058
2.13% due 05/15/2025	3,749,000	3,691,740
2.25% due 11/15/2024	3,725,000	3,705,793
2.25% due 11/15/2025	5,147,000	5,101,763
2.38% due 08/15/2024	5,657,000	5,675,120
2.50% due 08/15/2023	6,555,000	6,643,851
2.50% due 05/15/2024	315,000	318,556
2.63% due 08/15/2020	922,000	938,099
2.63% due 11/15/2020	2,646,000	2,693,752
2.75% due 02/15/2019	1,649,000	1,665,426
3.13% due 05/15/2019	2,092,000	2,127,793
3.38% due 11/15/2019	759,000	779,873
3.50% due 05/15/2020	671,000	695,533
3.63% due 02/15/2020	3,814,000	3,950,619
3.63% due 02/15/2021	3,869,000	4,057,311
		280,851,515
Total U.S. Government Treasuries (cost $355,880,003)		358,232,767
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 5.48% due 12/01/2024	365,000	359,934
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000	152,480
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	690,000	935,564
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	90,000	122,030
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	620,000	685,224
City of Chicago IL Series B General Obligation Bonds 7.38% due 01/01/2033	535,000	618,984

Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	115,000	147,412
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038(15)	2,400,000	894,000
State of California General Obligation Bonds 7.35% due 11/01/2039	805,000	1,208,080
State of California General Obligation Bonds 7.60% due 11/01/2040	430,000	686,680
State of Illinois General Obligation Bonds 5.16% due 02/01/2018	100,000	100,221
State of Illinois General Obligation Bonds 5.38% due 07/01/2018	485,000	491,557
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	1,535,000	1,543,350
State of Illinois General Obligation Bonds 5.88% due 03/01/2019	340,000	350,594
Total Municipal Bonds & Notes (cost $8,252,248)		8,296,110
LOANS(8)(9)(16) — 1.3%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.32% (1 ML+2.75%) due 05/14/2022	209,506	210,088
Broadcast Services/Program — 0.0%
Univision Communications, Inc. FRS BTL 4.32% (1 ML+2.75%) due 03/15/2024	164,291	163,654
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS BTL-B 4.32% (1 ML+2.75%) due 11/15/2023	125,000	125,156
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 4.11% (3 ML+2.75%) due 01/31/2026	100,000	97,687
CSC Holdings LLC FRS BTL-B 3.74% (1 ML +2.25%) due 07/17/2025	150,183	149,432
Numericable Group SA FRS BTL-B2 4.35% (3 ML+3.00%) due 01/31/2026	100,000	96,250
Unitymedia Finance LLC FRS BTL-B 3.73% (1 ML+2.25%) due 09/30/2025	145,000	145,052
		488,421
Casino Hotels — 0.1%
Boyd Gaming Corp. FRS BTL-B 3.98% (1 ML +2.50%) due 09/15/2023	120,286	120,888
Caesars Entertainment Corp. FRS BTL 4.07% (1 ML +2.50%) due 10/07/2024	160,000	160,080
Caesars Resort Collection LLC 1st Lien BTL-B 4.34% (3 ML +2.75%) due 12/23/2024	148,387	148,980
		429,948
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.13% (1 ML +2.50%) due 02/02/2024	322,563	322,159
Chemicals-Specialty — 0.1%
Chemours Co. FRS BTL-B1 4.07% (1 ML +2.50%) due 05/12/2022	138,966	139,893
HB Fuller Co. FRS BTL-B 3.75% (1 ML +2.25%) due 10/20/2024	99,750	100,055
MacDermid, Inc. FRS BTL-B6 4.57% (1 ML +3.00%) due 06/07/2023	184,451	185,373
		425,321
Coal — 0.0%
Foresight Energy LLC 1st Lien 7.44% (3 ML+5.75%) due 03/28/2022	203,463	189,983
Commercial Services — 0.1%
AVSC Holding Corp. FRS BTL 4.87% (3 ML +3.50%) due 04/29/2024	144,150	143,790
Brand Energy & Infrastructure Services, Inc. FRS 1st Lien 5.62% (3 ML+4.25%) due 06/21/2024	298,500	299,371

Brickman Group, Ltd. FRS BTL-B 4.43% (1 ML+3.00%) due 12/18/2020	333,302	334,875
Camelot Finance LP FRS BTL 4.82% (1 ML+3.25%) due 10/03/2023	98,755	99,187
		877,223
Commercial Services-Finance — 0.0%
WEX, Inc. FRS BTL-B2 4.32% (1 ML +2.75%) due 06/30/2023	295,500	296,661
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 4.57% (1 ML+3.00%) due 05/01/2024	218,900	218,079
Xerox Business Services LLC FRS BTL-B 4.57% (1 ML +3.00%) due 12/07/2023	128,700	129,344
		347,423
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL 3.41% (3 ML+2.00%) due 01/06/2021	427,179	428,425
Flex Acquisition Co, Inc. FRS BTL 4.69% (3 ML +3.00%) due 12/29/2023	99,500	99,956
Reynolds Group Holdings, Inc. FRS BTL-B 4.32% (1 ML+2.75%) due 02/05/2023	246,136	247,211
		775,592
Cosmetics & Toiletries — 0.0%
Galleria Co. FRS BTL-B 4.63% (1 ML +3.00%) due 09/29/2023	109,725	110,068
Data Processing/Management — 0.1%
First Data Corp. FRS BTL 3.80% (1 ML +2.25%) due 07/08/2022	590,944	591,108
Dialysis Centers — 0.0%
U.S. Renal Care, Inc. FRS BTL 5.94% (3 ML+4.25%) due 12/30/2022	235,200	231,496
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 4.82% (1 ML +3.25%) due 09/26/2021	126,102	110,785
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc. FRS BTL 6.25% (3 ML +1.75%) due 10/01/2022	161,700	162,273
Univar USA, Inc. FRS BTL-B3 4.07% (1 ML+2.50%) due 07/01/2024	161,311	161,840
		324,113
Electric-Generation — 0.0%
Helix Gen Funding LLC FRS BTL-B 5.44% (3 ML+3.75%) due 06/03/2024	106,162	106,394
Electric-Integrated — 0.0%
Pike Corp. FRS BTL 5.07% (1 ML +3.50%) due 09/20/2024	104,476	105,749
Electronic Measurement Instruments — 0.0%
Techem Gmbh BTL-B 3.00% (1 ML +1.50%) due 10/02/2024	EUR 160,000	192,264
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 4.98% (3 ML+3.50%) due 06/13/2024	239,400	239,979
Extended Service Contracts — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 4.32% (1 ML+2.75%) due 03/01/2021	160,392	160,111
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 7.32% (1 ML+5.75%) due 02/28/2022	125,000	125,313
		285,424
Food-Confectionery — 0.0%
Hostess Brands LLC FRS BTL 3.82% (1 ML+2.25%) due 08/03/2022	147,012	147,043
Food-Flour & Grain — 0.0%
Post Holdings, Inc. FRS BTL 3.82% (1 ML +2.25%) due 05/24/2024	208,950	209,501

Food-Meat Products — 0.0%
JBS USA LLC FRS BTL-B 4.10% (3 ML+2.50%) due 10/30/2022	103,864	101,813
Food-Retail — 0.0%
Albertson’s LLC FRS BTL-B4 4.32% (1 ML+2.75%) due 08/25/2021	140,110	137,168
Albertson’s LLC FRS BTL-B5 4.67% (3 ML+3.00%) due 12/21/2022	98,756	96,734
		233,902
Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc. FRS 1st Lien 4.51% (1 ML+3.00) due 10/21/2024	210,000	210,000
Scientific Games International, Inc. FRS BTL-B4 4.70% (2 ML +3.25%) due 08/14/2024	114,713	115,627
		325,627
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 4.41% (3 ML +3.00%) due 10/02/2020	336,879	338,274
USI, Inc. FRS BTL-B 4.69% (3 ML+3.00%) due 05/16/2024	109,725	109,588
		447,862
Insurance-Property/Casualty — 0.0%
Asurion LLC FRS BTL-B5 4.57% (1 ML +3.00%) due 11/03/2023	303,812	305,060
Investment Management/Advisor Services — 0.0%
AlixPartners LLP FRS BTL-B 4.44% (3 ML+2.75%) due 04/04/2024	99,250	99,726
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B1 4.44% (3 ML+2.75) due 07/30/2024	169,754	170,144
RBS Global, Inc. FRS BTL-B 3.80% (1 ML+2.25%) due 08/21/2024	93,538	93,822
		263,966
Medical Labs & Testing Services — 0.0%
Jaguar Holding Co. II FRS BTL 4.38% (3 ML+2.75%) due 08/18/2022	220,653	220,846
Medical-Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.88% (1 ML+4.25%) due 04/29/2024	184,075	184,930
Medical-HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 4.69% (3 ML+3.00%) due 06/07/2023	362,767	363,276
Opal Acquisition, Inc. FRS 1st Lien 5.69% (3 ML +4.00%) due 11/27/2020	300,412	280,885
		644,161
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS
BTL-G
4.23% (3 ML+2.75%)
due 12/31/2019	23,126	22,361
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS
1st Lien
4.93% (1 ML+3.50%)
due 12/11/2024	100,000	99,583
Crosby US Acquisition Corp. FRS 1st Lien 4.45% (3 ML +3.00%) due 11/23/2020	223,979	217,596
		317,179
Oil & Gas Drilling — 0.0%
Paragon Offshore, Ltd. FRS BTL 7.35% (3 ML+6.00%) due 07/18/2022(10)(20)	5,579	4,645
Paragon Offshore, Ltd. Escrow Loans†(7)(10)(19)	706	0
		4,645
Oil Companies-Exploration & Production — 0.1%
American Energy-Marcellus LLC FRS 1st Lien 5.47% (1 ML +4.25%) due 08/04/2020(10)	94,456	69,189
California Resources Corp. FRS BTL 11.87% (1 ML +10.38%) due 12/31/2021(10)	130,000	142,350

Chesapeake Energy Corp Term Loan FRS BTL 8.95% (1 ML+7.50%) due 08/23/2021	105,000	111,563
		323,102
Oil Companies-Integrated — 0.0%
Power Buyer LLC FRS BTL 4.94% (3 ML +3.25%) due 05/06/2020	243,852	243,954
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL-B 4.32% (1ML +2.75%) due 03/01/2024	148,875	149,038
Professional Sports — 0.0%
Delta 2 Luxembourg SARL FRS BTL-B3 4.57% (1 ML+3.00%) due 02/01/2024	175,000	175,802
Real Estate Management/Services — 0.0%
DTZ US Borrower LLC FRS BTL-B 4.71% (1 ML+3.25%) due 11/04/2021	207,805	204,874
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 5.07% (1 ML +3.50%) due 11/15/2020(10)	174,766	162,751
Research & Development — 0.0%
INC Research Holdings, Inc. FRS BTL-B 3.82% (1 ML+2.25) due 06/28/2024	232,500	232,732
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 5.49% (2 ML +4.00%) due 09/12/2024	130,000	126,994
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL-B 6.57% (1 ML+5.00%) due 09/25/2024	124,688	123,947
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 4.69% (3 ML+3.00%) due 04/01/2024	125,016	125,582
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 4.42% (2 ML+3.00%) due 09/06/2024	115,000	115,247
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B3 4.18% (2 ML +2.75%) due 12/18/2020	177,551	178,143
Sinclair Television Group, Inc. FRS BTL-B Coupon TBD due 12/12/2024	100,000	99,906
		278,049
Total Loans (cost $12,763,156)		12,739,703
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Banks-Special Purpose — 0.1%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	350,000	367,854
Brazilian Development Bank Senior Notes 6.50% due 06/10/2019	350,000	366,191
China Development Bank Corp. Senior Notes 2.50% due 10/09/2020	400,000	396,862
		1,130,907
Central Bank — 0.1%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025	200,000	199,362
Sovereign — 1.5%
Abu Dhabi Government International Bond Senior Notes 3.13% due 10/11/2027*	320,000	312,883
Abu Dhabi Government International Bond Senior Notes 4.13% due 10/11/2047*	1,620,000	1,602,375
Dominican Republic Senior Notes 5.88% due 04/18/2024	260,000	279,921
Dominican Republic Senior Notes 7.45% due 04/30/2044	280,000	333,900
Government of Egypt Senior Notes 8.50% due 01/31/2047	200,000	229,620

Government of Jamaica Senior Notes 8.00% due 03/15/2039	250,000		306,428
Government of Romania Senior Notes 6.13% due 01/22/2044	200,000		257,964
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	200,000		196,578
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047*	200,000		190,968
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047*	1,480,000		1,511,530
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	385,000	480,207
Republic of Argentina Senior Notes 6.88% due 04/22/2021	150,000		163,350
Republic of Argentina Senior Notes 8.28% due 12/31/2033	168,245		198,360
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024	200,000		206,460
Republic of Belarus Senior Notes 7.63% due 06/29/2027	200,000		223,000
Republic of Chile Senior Notes 3.25% due 09/14/2021	230,000		236,670
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000		135,100
Republic of Colombia Senior Notes 8.13% due 05/21/2024	100,000		126,170
Republic of Croatia Senior Notes 6.38% due 03/24/2021	400,000		439,600
Republic of Guatemala Senior Notes 4.38% due 06/05/2027*	200,000		199,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027	300,000		320,130
Republic of Hungary Senior Notes 5.38% due 02/21/2023	400,000		445,000
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	200,000		198,443
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000		227,422
Republic of Indonesia Senior Notes 6.63% due 02/17/2037	200,000		255,917
Republic of Iraq Senior Notes 6.75% due 03/09/2023*	200,000		204,516
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	200,000		203,480
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	100,000		98,576
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	50,000		52,075
Republic of Nigeria Senior Notes 7.63% due 11/28/2047*	200,000		214,494
Republic of Panama Senior Notes 4.00% due 09/22/2024	450,000		478,575
Republic of Peru
Senior Notes
5.63% due 11/18/2050	220,000		282,260
Republic of Peru
Senior Notes
8.75% due 11/21/2033	100,000		157,500
Republic of Poland Senior Notes 3.00% due 03/17/2023	270,000		274,521
Republic of Poland Senior Notes 5.13% due 04/21/2021	100,000		108,254
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	400,000		415,000
Republic of South Africa Senior Notes 4.67% due 01/17/2024	230,000		235,195
Republic of South Africa Senior Notes 6.25% due 03/08/2041	100,000		111,220
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	250,000		275,079
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	170,000		178,300
Republic of Turkey Senior Notes 6.25% due 09/26/2022	200,000		217,040
Republic of Turkey Senior Notes 8.00% due 02/14/2034	120,000		147,926
Republic of Zambia Senior Notes 8.97% due 07/30/2027	200,000		224,763
Russian Federation Senior Notes 4.75% due 05/27/2026	200,000		212,098

Russian Federation Senior Notes 4.88% due 09/16/2023		200,000	216,474
Russian Federation Senior Notes 5.00% due 04/29/2020		200,000	210,043
Sultanate of Oman Senior Notes 6.50% due 03/08/2047*		935,000	936,356
United Mexican States Senior Notes 3.63% due 03/15/2022		230,000	238,970
United Mexican States Senior Notes 4.35% due 01/15/2047		200,000	191,000
United Mexican States Senior Notes 4.75% due 03/08/2044		236,000	238,596
			15,199,807
Total Foreign Government Obligations (cost $16,385,025)			16,530,076
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMIH Corp.†		1,989	1,689
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(10)(19)		162	162
Paragon Offshore Litigation Trust Class B†(10)(19)		81	1,849
Paragon Offshore, Ltd.†(10)(19)		162	2,957
			4,968
Oil Companies-Exploration & Production — 0.0%
TE Holdcorp LLC, Class A†(7)(10)(19)		2,426	3,955
Television — 0.0%
ION Media Networks, Inc.†(7)(10)		22	18,604
Total Common Stocks (cost $92,607)			29,216
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%4.70%		7,606	188,781
Telecom Services — 0.0%
Qwest Corp. 6.13%6.13%		9,010	198,220
Total Preferred Securities (cost $415,371)			387,001
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(11)		800,000	825,000
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(11)	EUR	200,000	284,364
Banco de Sabadell SA 6.50% due 05/18/2022(11)	EUR	400,000	502,823
Bank of Nova Scotia 4.65% due 10/12/2022(11)		410,000	407,561
CaixaBank SA 6.75% due 06/13/2024(11)	EUR	400,000	532,536
Caixa Geral de Depositos SA 10.75% due 03/30/2022(11)	EUR	200,000	276,277
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(11)		825,000	893,062
Rabobank Nederland 11.00% due 06/30/2019*(11)		147,000	164,273
			3,885,896
Banks-Fiduciary — 0.0%
State Street Corp. FRS 2.59% (3 ML+1.00%) due 06/01/2077		300,000	270,372
Banks-Super Regional — 0.1%
SunTrust Banks, Inc. 5.05% due 06/15/2022(11)		292,000	295,650
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	95,340
			390,990
Diversified Banking Institutions — 0.9%
Barclays PLC 7.88% due 03/15/2022(11)		225,000	246,656
BNP Paribas SA
5.13% due 11/15/2027*(11)		285,000	285,000
BNP Paribas SA
7.63% due 03/30/2021*(11)		470,000	517,000
Credit Agricole SA 8.13% due 12/23/2025*(11)		1,125,000	1,349,114
Credit Suisse Group AG 6.25% due 12/18/2024*(11)		1,535,000	1,663,556
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(11)		353,000	347,352
HSBC Holdings PLC 6.00% due 05/22/2027(11)		981,000	1,031,276
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022(11)		645,000	630,488
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(11)		192,000	210,240
Societe Generale SA 7.38% due 09/13/2021*(11)		800,000	867,040
UBS Group AG 6.88% due 03/22/2021(11)		450,000	481,950
UBS Group AG 7.00% due 02/19/2025(11)		200,000	226,500
UBS Group AG 7.13% due 02/19/2020(11)		600,000	637,080
UniCredit SpA 6.63% due 06/03/2023(11)	EUR	200,000	260,367
			8,753,619
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054		123,000	132,840

Southern Co. Series B 5.50% due 03/15/2057	136,000		144,211
			277,051
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)(10)	58,000		6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	142,000		148,682
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. Junior Sub. Notes 4.50% due 09/15/2047	87,000		88,070
Prudential Financial, Inc. 5.63% due 06/15/2043	167,000		180,861
			268,931
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066	189,000		217,408
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000		376,250
Pipelines — 0.1%
Enbridge, Inc. 5.50% due 07/15/2077	254,000		252,412
Energy Transfer Partners LP 6.25% due 02/15/2023(11)	168,000		163,170
EnLink Midstream Partners LP 6.00% due 12/15/2022socie(11)	140,000		134,022
Enterprise Products Operating LLC Company Guar. Notes 4.88% due 08/16/2077	123,000		123,307
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 08/16/2077	108,000		106,920
TransCanada Trust 5.30% due 03/15/2077	112,000		115,500
TransCanada Trust 5.63% due 05/20/2075	83,000		87,358
			982,689
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	284,000		291,810
Total Preferred Securities/Capital Securities (cost $13,803,194)			15,863,704
Total Long-Term Investment Securities (cost $1,061,525,531)			1,073,570,544
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Foreign Government Obligations — 0.4%
Government of Egypt Bills 17.41% due 10/16/2018	EGP	11,075,000	546,122
Republic of Argentina Bills 2.81% due 01/26/2018	355,692		354,989
Republic of Argentina Bills 3.30% due 04/27/2018	890,031		880,964
Republic of Argentina Bills 3.13% due 05/24/2018	504,252		497,905
Republic of Argentina Bills 3.06% due 06/15/2018	1,702,413		1,677,354
Total Short-Term Investment Securities (cost $3,965,112)			3,957,334
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $495,011 collateralized by $485,000 of United States Treasury Bonds, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $509,290	495,000		495,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20%, dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $4,455,099 collateralized by $4,330,000 of United States Treasury Notes, bearing interest at 0.13% due 04/15/2019 and having an approximate value of $4,545,114	4,455,000		4,455,000
Bank of America Securities LLC Joint Repurchase Agreement(18)	1,550,000		1,550,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	1,725,000		1,725,000
BNP Paribas SA Joint Repurchase Agreement(18)	2,945,000		2,945,000
Deutsche Bank AG Joint Repurchase Agreement(18)	1,145,000		1,145,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	2,760,000		2,760,000
Total Repurchase Agreements (cost $15,075,000)			15,075,000
TOTAL INVESTMENTS (cost $1,080,565,643)	109.0%		1,092,602,878
Liabilities in excess of other assets	(9.0)		(89,794,721)
NET ASSETS	100.0%		$1,002,808,157

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $209,433,828 representing 20.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Diversified Fixed Income Portfolio to the “SA Multi-Managed Diversified Fixed Income Portfolio”.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2017.
(7)	Securities classified as Level 3 (see Note 1).
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	Illiquid security. At December 31, 2017, the aggregate value of these securities was $5,172,247 representing 0.5% of net assets.
(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	Principal amount of security is adjusted for inflation.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	Security in default of principal and interest.
(16)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
(19)

Denotes a restricted security that: (a) cannot be offered for public sale without   first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Loans:
Paragon Offshore, Ltd. Escrow Loans	07/18/2016	706	$0	$0	$0.00	0.00%

Common Stocks
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	162	1.00	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	1,849	22.83	0.00
Paragon Offshore, Ltd.	07/11/2014	162	2,106	2,957	18.25	0.00
TE Holdcorp. LLC, Class A	09/18/2014	2,426	89,032	3,955	1.63	0.00
				$8,923		0.00%

(20)	Company has filed for bankruptcy protection.
ARS	— Argentine Peso
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Currency
REMIC	— Real Estate Mortgage Investment Conduit
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD

—  Senior loan purchased on a when-issued or delayed-delivery basis.  Certain details associated with this purchase are not known prior to the settlement date of the transaction.  In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at December 31, 2017 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR — 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

Futures Contracts

Number						Unrealized
of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)

33	Short	Australian 10 Year Bond	March 2018	$3,320,475	$3,325,592	$(5,117)
36	Short	Canadian 10 Year Bond	March 2018	3,914,673	3,860,048	54,625
89	Short	Long Gilt Future	March 2018	14,945,721	15,039,653	(93,932)
156	Short	U.S. Treasury 10 Year Notes	March 2018	19,461,059	19,351,313	109,746
32	Short	U.S. Treasury 10 Year Ultra Bonds	March 2018	4,296,389	4,274,000	22,389
83	Long	U.S. Treasury 2 Year Notes	March 2018	17,811,422	17,771,078	(40,344)
723	Long	U.S. Treasury 5 Year Notes	March 2018	84,362,008	83,986,618	(375,390)
91	Long	U.S. Treasury Long Bonds	March 2018	13,945,899	13,923,000	(22,899)
						$(350,922)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	856,000	USD	1,014,638	01/31/2018	$—	$(14,091)

Citibank N.A.	EUR	855,000	USD	1,017,176	01/31/2018	—	(10,351)

Goldman Sachs International	EGP	2,931,000	USD	150,849	03/06/2018	—	(11,243)
	USD	157,707	EGP	2,931,000	03/06/2018	4,385	—
						4,385	(11,243)
HSBC Bank USA	EUR	384,000	USD	457,445	03/21/2018	—	(5,434)

Net Unrealized Appreciation (Depreciation)						$4,385	$(41,119)

EGP - Egyptian Pound

EUR - Euro Currency

USD - United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	$(109,056)	$(115,929)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$163,423,566	$—	$163,423,566
U.S. Corporate Bonds & Notes:
Airlines	—	650,556	12,158	662,714
Finance-Investment Banker/Broker	—	216,048	23	216,071
Gambling (Non-Hotel)	—	112,750	20	112,770
Other Industries	—	252,872,198	—	252,872,198
Foreign Corporate Bonds & Notes	—	53,846,368	—	53,846,368
U.S. Government Agencies	—	190,358,280	—	190,358,280
U.S. Government Treasuries	—	358,232,767	—	358,232,767
Municipal Bond & Notes	—	8,296,110	—	8,296,110
Loans:
Oil & Gas Drilling	—	4,645	0	4,645
Other Industries	—	12,735,058	—	12,735,058
Foreign Government Obligations	—	16,530,076	—	16,530,076
Common Stocks:
Oil Companies-Exploration & Production	—	—	3,955	3,955
Television	—	—	18,604	18,604
Other Industries	1,689	4,968	—	6,657
Preferred Securities	387,001	—	—	387,001
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	15,863,698	—	15,863,698
Short-Term Investment Securities	—	3,957,334	—	3,957,334
Repurchase Agreements	—	15,075,000	—	15,075,000
Total Investments at Value	$388,690	$1,092,179,422	$34,766	$1,092,602,878

Other Financial Instruments:†
Futures Contracts	$186,760	$—	$—	$186,760
Forward Foreign Currency Contracts	—	4,385	—	4,385
Total Other Financial Instruments	$186,760	$4,385	$—	$191,145

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$537,682	$—	$—	$537,682
Forward Foreign Currency Contracts	—	41,119	—	41,119
Centrally Cleared Interest Rate Swap Contracts	—	115,929	—	115,929
Total Other Financial Instruments	$537,682	$157,048	$—	$694,730

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 40.5%
Sovereign — 40.5%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	24,857,732	$32,110,227
Government of Australia Senior Notes 1.00% due 11/21/2018	AUD	6,148,078	4,825,940
Government of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,430,568	3,133,675
Government of Australia Senior Notes 4.00% due 08/20/2020	AUD	18,863,040	16,054,318
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,481,343	13,030,244
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,022,929	12,892,616
Government of France Bonds 0.10% due 03/01/2025	EUR	4,893,505	6,343,253
Government of France Bonds 0.25% due 07/25/2024	EUR	14,605,256	19,288,784
Government of France Bonds 1.10% due 07/25/2022	EUR	16,089,536	21,679,535
Government of France Bonds 1.30% due 07/25/2019	EUR	11,272,136	14,189,990
Government of France Bonds 2.10% due 07/25/2023	EUR	6,655,134	9,532,554
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,068,661,568	19,488,655
Government of Japan CPI Linked Senior Bonds 0.10% due 03/10/2025	JPY	467,224,500	4,372,649
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	17,116,884	12,717,498
Government of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,150,369	10,161,954
Italy Buoni Poliennali Del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	17,694,300	24,274,480
Italy Buoni Poliennali Del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	8,611,178	11,940,827
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	8,857,758	13,639,162
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,310,961	8,438,726
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,131,995	13,268,629
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,220,915	18,180,364
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,023,096	17,749,111
Total Foreign Government Obligations (cost $302,460,573)			307,313,191
U.S. GOVERNMENT TREASURIES (1)— 51.3%
United States Treasury Bonds — 15.3%
2.38% due 01/15/2025 TIPS	46,975,173		53,530,904
2.50% due 01/15/2029 TIPS	51,508,634		62,481,884
			116,012,788
United States Treasury Notes — 36.0%
0.13% due 04/15/2019 TIPS(2)	13,745,104		13,714,225
0.13% due 04/15/2021 TIPS	75,196,992		74,887,098
0.13% due 01/15/2022 TIPS	474,080		472,171
0.13% due 01/15/2023 TIPS	31,319,994		31,076,755
0.13% due 07/15/2024 TIPS	39,921,582		39,452,502
0.25% due 01/15/2025 TIPS	11,854,598		11,749,662
0.38% due 07/15/2025 TIPS	40,004,554		40,065,690
0.63% due 07/15/2021 TIPS	35,894,349		36,584,792
0.63% due 01/15/2024 TIPS	19,615,604		19,959,060
0.63% due 01/15/2026 TIPS	4,408,896		4,479,465
			272,441,420
Total U.S. Government Treasuries (cost $388,993,085)			388,454,208
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56		1,266
Television — 0.0%
ION Media Networks, Inc.†(3)(4)(5)	233		197,034
Total Common Stocks (cost $2)			198,300
Total Long-Term Investment Securities (cost $691,453,660)			695,965,699
SHORT-TERM INVESTMENT SECURITIES — 2.2%
Foreign Government Obligations — 2.2%
Kingdom of Belgium Bills 1.24% due 01/11/2018 (cost $16,486,444)	14,000,000		16,801,569
REPURCHASE AGREEMENTS — 0.2%
Bank of America Securities LLC Joint Repurchase Agreement(6)	240,000		240,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	265,000		265,000
BNP Paribas SA Joint Repurchase Agreement(6)	470,000		470,000

1

Deutsche Bank AG Joint Repurchase Agreement(6)	175,000	175,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	425,000	425,000

Total Repurchase Agreements (cost $1,575,000)		1,575,000
TOTAL INVESTMENTS (cost $709,515,104)	94.2%	714,342,268
Other assets less liabilities	5.8	43,653,443
NET ASSETS	100.0%	$757,995,711

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Real Return Portfolio to the “SA Wellington Real Return Portfolio”.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2017, the aggregate value of these securities was $34,436,434 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security. At December 31, 2017, the aggregate value of this security was $197,034 representing 0.0% of net assets.
(4)	Securities classified as Level 3 (see Note 1).
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2017, the Portfolio held the following restricted securities:

2

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$197,034	$845.64	0.03%

(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

TIPS — Treasury Inflation Protected Securities

3

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
48	Short	Australia 10 Year Bonds	March 2018	$4,829,737	$4,837,225	$(7,488)
51	Short	Canada 10 Year Bonds	March 2018	5,538,620	5,468,401	70,219
103	Short	Long Gilt Future	March 2018	17,296,334	17,405,442	(109,108)
474	Long	U.S. Treasury 5 Year Ultra Notes	March 2018	55,237,414	55,061,766	(175,648)
17	Long	U.S. Treasury 10 Year Notes	March 2018	2,105,625	2,108,797	3,172
97	Long	U.S. Treasury 10 Year Ultra Bond	March 2018	13,016,122	12,955,563	(60,559)
84	Short	U.S. Ultra Bonds	March 2018	14,016,269	14,083,125	(66,856)
						$(346,268)

*      Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	62,717,000	USD	74,340,028	01/31/2018	$—	$(1,032,421)

Bank of Montreal	CAD	33,003,000	USD	25,725,811	01/31/2018	—	(541,261)

BNP Paribas SA	JPY	3,339,295,000	USD	29,701,103	01/31/2018	26,839	—

Citibank N.A.	EUR	14,000,000	USD	16,554,160	01/11/2018	—	(251,687)
	EUR	62,716,000	USD	74,611,971	01/31/2018	—	(759,276)
						—	(1,010,963)
Goldman Sachs International	AUD	31,355,000	USD	24,049,285	01/31/2018	—	(415,909)
	GBP	52,552,000	USD	70,582,591	01/31/2018	—	(434,579)
						—	(850,488)
Royal Bank of Canada	JPY	3,339,296,000	USD	29,702,697	01/31/2018	28,424	—
	NZD	17,679,000	USD	12,325,763	01/31/2018	—	(199,033)
						28,424	(199,033)
Toronto Dominion Bank	GBP	305,000	USD	408,549	01/31/2018	—	(3,619)

Net Unrealized Appreciation (Depreciation)						$55,263	$(3,637,785)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$307,313,191	$—	$307,313,191
U.S. Government Treasuries	—	388,454,208	—	388,454,208
Common Stocks:
Printing-Commercial	1,266	—	—	1,266
Television	—	—	197,034	197,034
Short-Term Investment Securities	—	16,801,569	—	16,801,569
Repurchase Agreements	—	1,575,000	—	1,575,000
Total Investments at Value	$1,266	$714,143,968	$197,034	$714,342,268

Other Financial Instruments:†
Futures Contracts	$73,391	$—	$—	$73,391
Forward Foreign Currency Contracts	—	55,263	—	55,263
Total Other Financial Instruments	$73,391	$55,263	$—	$128,654

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$419,659	$—	$—	$419,659
Forward Foreign Currency Contracts	—	3,637,785	—	3,637,785
Total Other Financial Instruments	$419,659	$3,637,785	$—	$4,057,444

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST SA COLUMBIA FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 100.1%
Applications Software — 6.5%
salesforce.com, Inc.†	40,931	$4,184,376
ServiceNow, Inc.†	32,000	4,172,480
		8,356,856
Athletic Footwear — 3.4%
NIKE, Inc., Class B	70,165	4,388,821
Banks-Commercial — 2.0%
First Republic Bank	29,450	2,551,548
Beverages-Non-alcoholic — 2.9%
Monster Beverage Corp.†	58,527	3,704,174
Commercial Services-Finance — 2.5%
PayPal Holdings, Inc.†	44,439	3,271,599
Computer Software — 3.2%
Splunk, Inc.†	50,584	4,190,379
E-Commerce/Products — 7.4%
Alibaba Group Holding, Ltd. ADR†	25,862	4,459,385
Amazon.com, Inc.†	4,366	5,105,906
		9,565,291
E-Commerce/Services — 6.4%
MercadoLibre, Inc.	7,961	2,505,008
Priceline Group, Inc.†	3,305	5,743,231
		8,248,239
Electronic Components-Semiconductors — 3.5%
NVIDIA Corp.	23,359	4,519,967
Electronic Forms — 2.8%
Adobe Systems, Inc.†	20,516	3,595,224
Entertainment Software — 3.3%
Activision Blizzard, Inc.	67,150	4,251,938
Finance-Credit Card — 3.6%
Visa, Inc., Class A	40,807	4,652,814
Finance-Investment Banker/Broker — 3.1%
Charles Schwab Corp.	79,463	4,082,014
Finance-Other Services — 2.0%
Intercontinental Exchange, Inc.	35,911	2,533,880
Industrial Automated/Robotic — 2.2%
Cognex Corp.	46,076	2,818,008
Internet Content-Entertainment — 3.6%
Facebook, Inc., Class A†	26,438	4,665,249
Lighting Products & Systems — 1.6%
Acuity Brands, Inc.	11,612	2,043,712
Medical Instruments — 2.8%
Edwards Lifesciences Corp.†	32,349	3,646,056
Medical-Biomedical/Gene — 12.2%
Alexion Pharmaceuticals, Inc.†	33,138	3,962,973
Celgene Corp.†	33,771	3,524,342
Illumina, Inc.†	18,408	4,021,964
Vertex Pharmaceuticals, Inc.†	28,616	4,288,394
		15,797,673
Medical-Drugs — 4.9%
Bristol-Myers Squibb Co.	63,195	3,872,589
Shire PLC ADR	15,815	2,453,223
		6,325,812
Medical-HMO — 2.4%
UnitedHealth Group, Inc.	14,289	3,150,153
Oil Companies-Exploration & Production — 2.4%
Pioneer Natural Resources Co.	17,940	3,100,929
Retail-Discount — 2.1%
Costco Wholesale Corp.	14,668	2,730,008
Retail-Perfume & Cosmetics — 2.6%
Ulta Beauty, Inc.†	15,243	3,409,249
Retail-Restaurants — 5.1%
Domino’s Pizza, Inc.	12,738	2,406,972
Starbucks Corp.	72,330	4,153,912
		6,560,884
Schools — 2.6%
New Oriental Education & Technology Group, Inc. ADR	35,368	3,324,592
Semiconductor Equipment — 3.0%
Applied Materials, Inc.	75,732	3,871,420
Total Long-Term Investment Securities (cost $102,101,134)		129,356,489
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $641,014 and collateralized by $660,000 of United States Treasury Notes, bearing interest at 2.25% due 11/15/2024 and having an approximate value of $657,322 (cost $641,000)	$641,000	641,000
TOTAL INVESTMENTS (cost $102,742,134)	100.6%	129,997,489
Liabilities in excess of other assets	(0.6)	(834,417)
NET ASSETS	100.0%	$129,163,072

†	Non-income producing security
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$129,356,489	$—	$—	$129,356,489
Repurchase Agreements	—	641,000	—	641,000
Total Investments at Value	$129,356,489	$641,000	$—	$129,997,489

*                 For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA COLUMBIA FOCUSED VALUE PORTFOLIO

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Aerospace/Defense-Equipment — 2.4%
United Technologies Corp.	63,000	$8,036,910
Banks-Super Regional — 2.8%
Wells Fargo & Co.	157,500	9,555,525
Chemicals-Diversified — 3.7%
FMC Corp.	130,000	12,305,800
Computer Services — 3.7%
Teradata Corp.†	323,000	12,422,580
Diversified Banking Institutions — 15.0%
Bank of America Corp.	492,500	14,538,600
Citigroup, Inc.	173,500	12,910,135
JPMorgan Chase & Co.	117,000	12,511,980
Morgan Stanley	196,500	10,310,355
		50,271,070
Electric-Integrated — 5.7%
AES Corp.	701,000	7,591,830
NextEra Energy, Inc.	74,500	11,636,155
		19,227,985
Electronic Components-Misc. — 2.6%
Corning, Inc.	268,500	8,589,315
Food-Meat Products — 4.1%
Tyson Foods, Inc., Class A	169,500	13,741,365
Instruments-Controls — 3.2%
Honeywell International, Inc.	70,000	10,735,200
Insurance-Life/Health — 3.4%
Unum Group	206,000	11,307,340
Insurance-Multi-line — 3.2%
MetLife, Inc.	215,500	10,895,680
Medical Products — 2.4%
Baxter International, Inc.	124,000	8,015,360
Medical-Drugs — 2.4%
Bristol-Myers Squibb Co.	130,000	7,966,400
Medical-HMO — 2.7%
Humana, Inc.	37,000	9,178,590
Oil Companies-Exploration & Production — 2.9%
Anadarko Petroleum Corp.	184,127	9,876,572
Oil Companies-Integrated — 2.2%
Chevron Corp.	59,204	7,411,749
Oil Refining & Marketing — 3.9%
Marathon Petroleum Corp.	103,000	6,795,940
Valero Energy Corp.	70,000	6,433,700
		13,229,640
Oil-Field Services — 2.4%
Halliburton Co.	163,500	7,990,245
Pharmacy Services — 1.9%
Express Scripts Holding Co.†	84,000	6,269,760
Pipelines — 2.6%
Williams Cos., Inc.	290,500	8,857,345
Retail-Building Products — 3.0%
Lowe’s Cos., Inc.	109,500	10,176,930
Retail-Discount — 1.1%
Costco Wholesale Corp.	19,000	3,536,280
Semiconductor Components-Integrated Circuits — 3.3%
QUALCOMM, Inc.	172,084	11,016,818
Semiconductor Equipment — 2.6%
Applied Materials, Inc.	171,600	8,772,192
Telecommunication Equipment — 1.8%
Juniper Networks, Inc.	206,000	5,871,000
Telephone-Integrated — 4.1%
Verizon Communications, Inc.	257,000	13,603,010
Tobacco — 5.3%
Altria Group, Inc.	114,500	8,176,445
Philip Morris International, Inc.	90,000	9,508,500
		17,684,945
Transport-Rail — 4.4%
CSX Corp.	169,600	9,329,696
Union Pacific Corp.	39,500	5,296,950
		14,626,646
Total Long-Term Investment Securities (cost $244,451,437)		331,172,252
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.20% dated 12/29/2017, to be repurchased 01/02/2018 in the amount of $5,160,115 and collateralized by $5,015,000 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 04/15/2020 and having an approximate value of $5,266,166 (cost $5,160,000)	$5,160,000	5,160,000
TOTAL INVESTMENTS (cost $249,611,437)	100.3%	336,332,252
Liabilities in excess of other assets	(0.3)	(938,029)
NET ASSETS	100.0%	$335,394,223

†                               Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$331,172,252	$—	$—	$331,172,252
Repurchase Agreements	—	5,160,000	—	5,160,000
Total Investments at Value	$331,172,252	$5,160,000	$—	$336,332,252

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 61.2%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	948,166	$14,224,179
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	837,083	14,413,054
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	79,749	1,464,948
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	80,671	1,379,748
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	127,509	1,817,519
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	80,496	3,589,644
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	91,151	835,872
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	161,735	5,813,310
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	96,967	1,788,041
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	461,047	10,299,479
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	107,060	2,414,226
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	365,128	4,793,416
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	163,120	1,827,137
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	189,106	4,289,061
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	283,425	3,218,074
Total Domestic Equity Investment Companies (cost $68,539,803)		72,167,708
Domestic Fixed Income Investment Companies — 16.1%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	109,864	1,651,994
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	413,556	4,843,293
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	279,395	2,699,698
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	55,031	581,521
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	163,493	2,205,056
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	205,640	2,112,563
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	178,932	1,780,771
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	247,183	2,212,805
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	158,219	910,396
Total Domestic Fixed Income Investment Companies (cost $19,236,744)		18,998,097
International Equity Investment Companies — 22.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,233,593	12,049,950
SunAmerica Series Trust SA International Index Portfolio, Class 1	549,813	6,347,723
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	322,005	2,988,631
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	314,623	3,436,604
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	180,254	2,019,769
Total International Equity Investment Companies (cost $24,517,164)		26,842,677
TOTAL INVESTMENTS (cost $112,293,711)	100.1%	118,008,482
Liabilities in excess of other assets	(0.1)	(62,717)
NET ASSETS	100.0%	$117,945,765

#

The Seasons Series Trust Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Allocation Growth Portfolio to the “SA Allocation Growth Portfolio”.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$118,008,482	$—	$—	$118,008,482

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE GROWTH PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) — 100.0%
Domestic Equity Investment Companies — 51.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	3,626,756	$54,407,801
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	3,161,862	54,441,532
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	269,865	4,957,298
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	279,339	4,777,650
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	452,613	6,451,556
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	284,308	12,678,412
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	364,223	3,339,987
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	619,971	22,283,937
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	330,247	6,089,644
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,740,718	38,886,478
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	432,116	9,744,333
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,457,584	19,135,235
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	246,007	2,755,564
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	693,592	15,731,138
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,137,715	12,917,866
Total Domestic Equity Investment Companies (cost $250,828,160)		268,598,431
Domestic Fixed Income Investment Companies — 30.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	785,971	11,818,413
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	5,439,036	63,698,377
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,080,042	20,098,765
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	477,881	5,049,817
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	1,210,228	16,322,573
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	989,418	10,164,419
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	865,803	8,616,655
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,218,833	19,863,212
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,062,379	6,112,949
Total Domestic Fixed Income Investment Companies (cost $163,073,571)		161,745,180
International Equity Investment Companies — 18.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	4,344,399	42,436,847
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,068,323	23,879,269
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,057,300	9,813,135
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,186,228	12,957,097
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	589,761	6,608,359
Total International Equity Investment Companies (cost $86,444,126)		95,694,707
TOTAL INVESTMENTS (cost $500,345,857)	100.0%	526,038,318
Liabilities in excess of other assets	(0.0)	(210,028)
NET ASSETS	100.0%	$525,828,290

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Allocation Moderate Growth Portfolio to the “SA Allocation Moderate Growth Portfolio”.
#

The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Invesment Companies	$526,038,318	$—	$—	$526,038,318

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of  Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 45.7%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,975,548	$29,636,738
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,739,643	29,953,495
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	150,761	2,769,408
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	154,914	2,649,562
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	253,683	3,616,007
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	171,065	7,628,484
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	184,962	1,696,130
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	340,340	12,233,026
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	185,825	3,426,547
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	979,852	21,889,247
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	227,869	5,138,518
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	787,424	10,337,342
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	124,864	1,398,623
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	395,410	8,968,167
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	701,677	7,966,991
Total Domestic Equity Investment Companies (cost $140,481,054)		149,308,285
Domestic Fixed Income Investment Companies — 39.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	617,356	9,283,001
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	4,325,608	50,658,649
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,616,914	15,623,711
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	311,087	3,287,281
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	947,461	12,778,586
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	912,175	9,370,893
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	854,093	8,500,117
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,740,069	15,577,270
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	823,026	4,735,710
Total Domestic Fixed Income Investment Companies (cost $131,021,035)		129,815,218
International Equity Investment Companies — 14.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,189,861	21,390,939
SunAmerica Series Trust SA International Index Portfolio, Class 1	999,108	11,534,937
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	547,547	5,081,957
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	600,993	6,564,609
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	291,956	3,271,415
Total International Equity Investment Companies (cost $43,443,472)		47,843,857
TOTAL INVESTMENTS (cost $314,945,561)	100.0%	326,967,360
Liabilities in excess of other assets	(0.0)	(138,991)
NET ASSETS	100.0%	$326,828,369

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Allocation Moderate Portfolio to the “SA Allocation Moderate Portfolio”.
#

The Seasons Series Trust Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$326,967,360	$—	$—	$326,967,360

*    For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

1

Seasons Series Trust SA Allocation Balanced Portfolio@

Portfolio of Investments — December 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 33.4%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,060,908	$15,915,507
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	925,712	15,939,079
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	74,201	1,363,036
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	86,753	1,483,766
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	137,917	1,965,877
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	93,916	4,188,077
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	94,923	870,463
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	181,850	6,536,313
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	99,362	1,832,211
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	493,355	11,021,219
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	124,045	2,797,252
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	421,792	5,537,305
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	68,274	764,750
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	211,934	4,806,814
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	379,476	4,308,648
Total Domestic Equity Investment Companies (cost $74,679,227)		79,330,317
Domestic Fixed Income Investment Companies — 55.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	606,644	9,121,929
Seasons Series Trust SA Multi -Managed Diversified Fixed Income Portfolio, Class 1	4,556,266	53,359,960
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,586,886	15,333,560
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	326,146	3,446,419
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	898,794	12,122,196
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1†	1,013,942	10,416,355
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1†	920,321	9,159,228
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,704,402	15,257,980
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	796,527	4,583,230
Total Domestic Fixed Income Investment Companies (cost $133,982,948)		132,800,857
International Equity Investment Companies — 10.7%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,179,208	11,518,712
SunAmerica Series Trust SA International Index Portfolio, Class 1	523,842	6,047,876
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	267,344	2,481,306
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	330,729	3,612,536
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	160,187	1,794,917
Total International Equity Investment Companies (cost $22,996,429)		25,455,347
TOTAL INVESTMENTS (cost $231,658,604)	100.0%	237,586,521
Liabilities in excess of other assets	(0.0)	(107,519)
NET ASSETS	100.0%	$237,479,002

#

The Seasons Series Trust Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

@	Effective October 9, 2017, the Board of Directors approved a change in the name of the Allocation Balanced Portfolio to the “SA Allocation Balanced Portfolio”.
†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affliated Registered Investment Companies	$237,586,521	$—	$—	$237,586,521

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2017 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2017, is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued based at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Large Cap Value, SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the Asset Allocation: Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used interest rate swap agreements, including cross-currency swaps, to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of December 31, 2017, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2017, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Futures Contracts(1)	Swap Contracts(2)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Total

SA Multi-Managed Growth Portfolio	$3,612	$2,622	$—	$—	$—	$1,281	$7,515
SA Multi-Managed Moderate Growth Portfolio	8,711	6,993	—	—	—	3,399	19,103
SA Multi-Managed Income/Equity Portfolio	9,974	8,392	—	—	—	3,958	22,324
SA Multi-Managed Income Portfolio	10,662	20,986	—	—	—	3,957	35,605
SA Putnam Asset Allocation Diversified Growth Portfolio	13,656	—	8,245	190,922	—	40,874	253,697
SA Multi-Managed Large Cap Growth Portfolio	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	—	—	—	—	—	7,505	7,505
SA Multi-Managed Mid Cap Growth Portfolio	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	—	—	140	—	—	—	140
SA Multi-Managed Diversified Fixed Income Portfolio	103,778	—	—	—	—	4,385	108,163
SA Wellington Real Return Portfolio	82,163	—	—	—	—	55,263	137,426

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Credit Contracts	Foreign Exchange Contracts
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Futures Contracts(1)	Swap Contracts(2)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Total

SA Multi-Managed Growth Portfolio	$1,423	$3,117	$1,310	$—	$—	$677	$6,527
SA Multi-Managed Moderate Growth Portfolio	2,858	8,152	3,930	—	—	1,794	16,734
SA Multi-Managed Income/Equity Portfolio	4,334	9,471	—	—	—	5,085	18,890
SA Multi-Managed Income Portfolio	7,539	7,073	—	—	—	2,125	16,737
SA Putnam Asset Allocation Diversified Growth Portfolio	7,938	—	67,466	164,374	—	18,033	257,811
SA Multi-Managed Large Cap Growth Portfolio	—	—	9,800	—	—	—	9,800
SA Multi-Managed Large Cap Value Portfolio	—	—	4,500	—	—	288,418	292,918
SA Multi-Managed Mid Cap Growth Portfolio	—	—	4,640	—	—	—	4,640
SA Multi-Managed Mid Cap Value Portfolio	—	—	4,640	—	—	—	4,640
SA Multi-Managed Small Cap Portfolio	—	—	20,305	—	—	—	20,305
SA Multi-Managed International Equity Portfolio	—	—	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	48,989	115,929	—	—	—	41,119	206,037
SA Wellington Real Return Portfolio	57,103	—	—	—	—	3,637,785	3,694,888

(1)             The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Multi-Managed Growth Portfolio	$(5,713)
SA Multi-Managed Moderate Growth Portfolio	6,330
SA Multi-Managed Income/Equity Portfolio	(8,002)
SA Multi-Managed Income Portfolio	(4,137)
SA Putnam Asset Allocation Diversified Growth Portfolio	63,814
SA Multi-Managed Large Cap Growth Portfolio	1,780
SA Multi-Managed Large Cap Value Portfolio	7,230
SA Multi-Managed Mid Cap Growth Portfolio	6,193
SA Multi-Managed Mid Cap Value Portfolio	6,193
SA Multi-Managed Small Cap Portfolio	18,347
SA Multi-Managed International Equity Portfolio	10,826
SA Multi-Managed Diversified Fixed Income Portfolio	(350,922)
SA Wellington Real Return Portfolio	(346,268)

(2)             Reported as unrealized appreciation (depreciation) on the Portfolio of Investments

Note 2. Repurchase Agreements

As of December 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$25,000
SA Multi-Managed Moderate Growth	0.41	185,000
SA Multi-Managed Income/Equity	0.29	130,000
SA Multi-Managed Income	0.16	70,000
SA Multi-Managed Large Cap Value	2.68	1,205,000
SA Multi-Managed Mid Cap Growth	0.59	265,000
SA Multi-Managed Diversified Fixed Income	3.44	1,550,000
SA Wellington Real Return	0.53	240,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 29, 2017, bearing interest at a rate of 1.38% per annum, with a principal amount of $45,000,000, a repurchase price of $45,006,900, and a maturity date of January 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.13%	09/30/2021	$47,460,900	$45,894,320

As of December 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$30,000
SA Multi-Managed Moderate Growth	0.41	205,000
SA Multi-Managed Income/Equity	0.29	145,000
SA Multi-Managed Income	0.16	80,000
SA Multi-Managed Large Cap Value	2.68	1,340,000
SA Multi-Managed Mid Cap Growth	0.59	295,000
SA Multi-Managed Diversified Fixed Income	3.45	1,725,000
SA Wellington Real Return	0.53	265,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $50,000,000, a repurchase price of $50,007,500, and a maturity date of January 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.00%	11/15/2026	$52,646,000	$50,985,545

As of December 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.07%	$60,000
SA Multi-Managed Moderate Growth	0.43	365,000
SA Multi-Managed Income/Equity	0.31	260,000
SA Multi-Managed Income	0.18	150,000
SA Multi-Managed Large Cap Value	2.69	2,290,000
SA Multi-Managed Mid Cap Growth	0.60	510,000
SA Multi-Managed Diversified Fixed Income	3.46	2,945,000
SA Wellington Real Return	0.55	470,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 29, 2017, bearing interest at a rate of 1.35% per annum, with a principal amount of $85,000,000, a repurchase price of $85,012,750, and a maturity date of January 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	05/15/2025	$87,944,000	$86,671,643

As of December 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$20,000
SA Multi-Managed Moderate Growth	0.41	135,000
SA Multi-Managed Income/Equity	0.29	95,000
SA Multi-Managed Income	0.15	50,000
SA Multi-Managed Large Cap Value	2.67	885,000
SA Multi-Managed Mid Cap Growth	0.59	195,000
SA Multi-Managed Diversified Fixed Income	3.45	1,145,000
SA Wellington Real Return	0.53	175,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 29, 2017, bearing interest at a rate of 1.39% per annum, with a principal amount of $33,185,000, a repurchase price of $33,190,125, and a maturity date of January 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	3.63%	08/15/2019	$32,518,000	$33,857,416

As of December 31, 2017, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.06%	$50,000
SA Multi-Managed Moderate Growth	0.41	330,000
SA Multi-Managed Income/Equity	0.29	230,000
SA Multi-Managed Income	0.16	130,000
SA Multi-Managed Large Cap Value	2.68	2,140,000
SA Multi-Managed Mid Cap Growth	0.59	470,000
SA Multi-Managed Diversified Fixed Income	3.45	2,760,000
SA Wellington Real Return	0.53	425,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 29, 2017, bearing interest at a rate of 1.34% per annum, with a principal amount of $80,000,000, a repurchase price of $80,011,911, and a maturity date of January 02, 2018. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	10/31/2018	$81,840,000	$81,664,044

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended December 31, 2017, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases	Sales	Gain/Loss	Gain (Loss)	2017

American International Group, Inc.	$27,661	$—	$2,147,280	$47,227	$683,442	$171,665	$(253,406)	$1,429,324

SA Multi–Managed Mid Cap Value Portfolio

		Capital Gain	Value at	Cost	Proceeds		Change in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017

Allied World Assurance Co. Holdings AG	$—	$—	$123,670	$—	$114,006	$30,341	$(40,005)	$—

SA Allocation Growth Portfolio
							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$28,784	$—	$—	$1,695,675	$16,926	$(214)	$(26,541)	$1,651,994
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	1,590,993	110,180	1,856,330	(125,238)	280,395	—
SA Columbia Focused Value Portfolio, Class 1	—	—	1,827,907	104,215	1,976,775	527,734	(483,081)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	107,679	9,745	13,699,092	4,596,551	13,717,762	276,042	(10,630)	4,843,293
SA Multi-Managed International Equity Portfolio, Class 1	238,420	—	17,033,497	4,856,348	12,254,444	2,077,994	336,555	12,049,950
SA Multi-Managed Large Cap Growth Portfolio, Class 1	67,133	791,319	21,451,817	4,001,677	13,146,714	1,271,187	646,212	14,224,179
SA Multi-Managed Large Cap Value Portfolio, Class 1	298,922	1,062,001	20,970,482	4,341,850	10,885,229	2,259,395	(2,273,444)	14,413,054
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	119,124	2,796,769	905,339	2,454,442	43,459	173,823	1,464,948
SA Multi-Managed Mid Cap Value Portfolio, Class 1	16,573	160,503	3,127,187	800,538	2,480,667	274,927	(342,237)	1,379,748
SA Multi-Managed Small Cap Portfolio, Class 1	6,369	151,756	3,978,993	1,127,553	3,253,414	604,202	(639,815)	1,817,519
SA Wellington Real Return Portfolio, Class 1	64,182	—	1,973,266	862,841	110,469	(363)	(25,577)	2,699,698
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	1,152	221,345	—	3,560,571	35,462	462	64,073	3,589,644
SA DFA Ultra Short Bond Portfolio, Class 1	1,769	—	929,948	1,015,152	1,367,693	6,574	(2,460)	581,521
SA Federated Corporate Bond Portfolio, Class 1	92,891	9,450	—	2,303,942	23,642	(408)	(74,836)	2,205,056
SA Fixed Income Index Portfolio, Class 1	—	—	—	2,116,685	13,923	36	9,765	2,112,563
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	1,800,917	12,042	(42)	(8,062)	1,780,771
SA International Index Portfolio, Class 1	125,405	15,914	—	6,237,106	55,618	1,677	164,558	6,347,723
SA Invesco Growth Opportunities Portfolio, Class 1	—	25,266	—	806,516	7,469	264	36,561	835,872
SA JPMorgan Emerging Markets Portfolio, Class 1	49,779	—	2,155,270	641,436	328,821	58,530	462,216	2,988,631
SA JPMorgan Equity-Income Portfolio, Class 1	110,510	259,356	—	5,675,740	49,840	559	186,851	5,813,310
SA JPMorgan MFS Core Bond Portfolio, Class 1	59,481	—	—	2,700,088	419,011	(13,506)	(54,766)	2,212,805
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	87,731	—	1,733,892	17,140	538	70,751	1,788,041
SA Large Cap Index Portfolio, Class 1	109,012	80,045	—	9,822,852	86,386	2,221	560,792	10,299,479
SA Legg Mason BW Large Cap Value Portfolio, Class 1	38,616	75,287	—	2,349,855	20,957	472	84,856	2,414,226
SA MFS Blue Chip Growth, Class 1	28,906	88,394	—	4,558,435	41,914	1,448	275,447	4,793,416
SA Mid Cap Index Portfolio, Class 1	14,693	12,425	—	1,749,119	14,484	870	91,632	1,827,137
SA Morgan Stanley International Equities Portfolio, Class 1	37,051	—	—	3,346,006	31,704	755	121,547	3,436,604
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	40,715	94,249	—	4,305,554	39,361	261	22,607	4,289,061
SA PineBridge High-Yield Bond Portfolio, Class 1	76,451	—	1,882,274	308,790	1,290,965	72,339	(62,042)	910,396
SA Putnam International Growth and Income Portfolio, Class 1	27,630	—	—	1,977,652	18,404	391	60,130	2,019,769
SA Small Cap Index Portfolio, Class 1	19,559	19,917	—	3,142,883	23,382	1,763	96,810	3,218,074
	$1,661,682	$3,283,827	$93,417,495	$83,555,958	$66,051,390	$7,344,329	$(257,910)	$118,008,482

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$224,360	$—	$—	$12,575,675	$544,747	$(7,495)	$(205,020)	$11,818,413
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	6,833,039	16,521	7,603,326	(387,897)	1,141,663	—
SA Columbia Focused Value Portfolio, Class 1	—	—	8,289,118	16,619	8,510,941	2,554,400	(2,349,196)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,444,422	130,726	137,512,968	6,065,362	82,138,556	174,750	2,083,853	63,698,377
SA Multi-Managed International Equity Portfolio, Class 1	856,034	—	76,736,399	3,660,522	48,081,333	10,628,307	(507,048)	42,436,847
SA Multi-Managed Large Cap Growth Portfolio, Class 1	261,609	3,083,681	100,667,924	3,850,908	58,927,161	8,111,783	704,347	54,407,801
SA Multi-Managed Large Cap Value Portfolio, Class 1	1,150,237	4,086,523	98,962,676	5,721,607	50,565,508	14,253,015	(13,930,258)	54,441,532
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	410,423	10,324,191	458,601	6,558,224	1,775	730,955	4,957,298
SA Multi-Managed Mid Cap Value Portfolio, Class 1	58,488	566,448	12,489,583	674,645	8,191,462	597,321	(792,437)	4,777,650
SA Multi-Managed Small Cap Portfolio, Class 1	23,010	548,276	15,888,705	631,721	10,043,872	2,858,833	(2,883,831)	6,451,556
SA Wellington Real Return Portfolio, Class 1	487,544	—	17,876,145	4,124,478	1,729,299	(55,995)	(116,564)	20,098,765
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	4,328	831,711	—	13,022,540	587,981	8,569	235,284	12,678,412
SA DFA Ultra Short Bond Portfolio, Class 1	16,354	—	9,257,508	5,782,293	10,027,684	55,371	(17,671)	5,049,817
SA Federated Corporate Bond Portfolio, Class 1	742,803	75,571	—	17,887,817	961,940	(20,825)	(582,479)	16,322,573
SA Fixed Income Index Portfolio, Class 1	—	—	—	10,434,825	318,993	712	47,875	10,164,419
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	8,929,602	271,144	(878)	(40,925)	8,616,655
SA International Index Portfolio, Class 1	474,617	60,229	—	24,128,390	928,229	31,188	647,920	23,879,269
SA Invesco Growth Opportunities Portfolio, Class 1	—	107,300	—	3,319,972	130,724	4,982	145,757	3,339,987
SA JPMorgan Emerging Markets Portfolio, Class 1	173,778	—	7,197,377	2,237,091	1,494,888	276,884	1,596,671	9,813,135
SA JPMorgan Equity-Income Portfolio, Class 1	449,854	1,055,768	—	22,389,710	857,735	14,383	737,579	22,283,937
SA JPMorgan MFS Core Bond Portfolio, Class 1	478,090	—	—	21,159,322	758,190	(15,093)	(522,827)	19,863,212
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	317,086	—	6,090,958	261,917	8,506	252,097	6,089,644
SA Large Cap Index Portfolio, Class 1	438,788	322,190	—	38,161,396	1,497,467	40,645	2,181,904	38,886,478
SA Legg Mason BW Large Cap Value Portfolio, Class 1	165,579	322,820	—	9,764,311	375,411	10,490	344,943	9,744,333
SA MFS Blue Chip Growth, Class 1	122,656	375,080	—	18,721,320	750,821	26,641	1,138,095	19,135,235
SA Mid Cap Index Portfolio, Class 1	22,300	18,858	—	2,653,665	129,654	7,256	224,297	2,755,564
SA Morgan Stanley International Equities Portfolio, Class 1	148,860	—	—	13,000,355	525,089	13,151	468,680	12,957,097
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	159,117	368,335	—	16,290,535	643,908	7,513	76,998	15,731,138
SA PineBridge High-Yield Bond Portfolio, Class 1	545,476	—	14,301,729	610,906	8,896,129	477,266	(380,823)	6,112,949
SA Putnam International Growth and Income Portfolio, Class 1	96,315	—	—	6,672,605	268,497	6,188	198,063	6,608,359
SA Small Cap Index Portfolio, Class 1	79,016	80,463	—	12,904,819	397,771	32,337	378,481	12,917,866
	$8,623,635	$12,761,488	$516,337,362	$291,959,091	$312,978,601	$39,714,083	$(8,993,617)	$526,038,318

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$174,664	$—	$—	$9,826,458	$380,838	$(5,244)	$(157,375)	$9,283,001
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	3,721,295	9,454	4,136,470	(253,307)	659,028	—
SA Columbia Focused Value Portfolio, Class 1	—	—	4,426,925	6,030	4,536,260	1,224,369	(1,121,064)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,143,684	103,508	111,953,159	7,741,909	70,833,575	691,589	1,105,567	50,658,649
SA Multi-Managed International Equity Portfolio, Class 1	429,661	—	38,201,594	2,868,904	24,756,681	4,708,093	369,029	21,390,939
SA Multi-Managed Large Cap Growth Portfolio, Class 1	141,924	1,672,909	54,625,908	2,262,770	32,016,056	6,276,381	(1,512,265)	29,636,738
SA Multi-Managed Large Cap Value Portfolio, Class 1	630,238	2,239,087	56,907,164	3,311,111	30,471,277	8,181,815	(7,975,318)	29,953,495
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	228,349	4,800,844	2,270,686	4,753,269	208,880	242,267	2,769,408
SA Multi-Managed Mid Cap Value Portfolio, Class 1	32,298	312,802	5,162,868	2,082,844	4,459,146	309,672	(446,676)	2,649,562
SA Multi-Managed Small Cap Portfolio, Class 1	12,844	306,048	8,721,242	1,369,320	6,439,121	1,069,902	(1,105,336)	3,616,007
SA Wellington Real Return Portfolio, Class 1	377,309	—	12,484,003	4,629,723	1,346,451	10,416	(153,980)	15,623,711
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	2,594	498,403	—	7,779,815	296,066	2,877	141,858	7,628,484
SA DFA Ultra Short Bond Portfolio, Class 1	10,621	—	9,335,232	3,896,780	9,984,146	55,169	(15,754)	3,287,281
SA Federated Corporate Bond Portfolio, Class 1	572,732	58,268	—	13,771,452	527,731	(10,721)	(454,414)	12,778,586
SA Fixed Income Index Portfolio, Class 1	—	—	—	9,576,573	250,171	483	44,008	9,370,893
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	8,770,083	228,970	(798)	(40,198)	8,500,117
SA International Index Portfolio, Class 1	229,647	29,142	—	11,606,227	396,531	13,077	312,164	11,534,937
SA Invesco Growth Opportunities Portfolio, Class 1	—	54,351	—	1,680,218	58,834	2,155	72,591	1,696,130
SA JPMorgan Emerging Markets Portfolio, Class 1	89,731	—	3,285,987	1,349,092	369,509	68,287	748,100	5,081,957
SA JPMorgan Equity-Income Portfolio, Class 1	246,227	577,872	—	12,235,164	411,839	4,412	405,289	12,233,026
SA JPMorgan MFS Core Bond Portfolio, Class 1	373,690	—	—	16,515,866	518,758	(11,822)	(408,016)	15,577,270
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	177,929	—	3,412,959	131,585	3,886	141,287	3,426,547
SA Large Cap Index Portfolio, Class 1	247,174	181,493	—	21,383,416	739,531	20,541	1,224,821	21,889,247
SA Legg Mason BW Large Cap Value Portfolio, Class 1	87,085	169,784	—	5,131,719	176,502	4,178	179,123	5,138,518
SA MFS Blue Chip Growth, Class 1	66,062	202,018	—	10,066,483	353,005	11,985	611,879	10,337,342
SA Mid Cap Index Portfolio, Class 1	11,331	9,582	—	1,334,927	52,634	2,911	113,419	1,398,623
SA Morgan Stanley International Equities Portfolio, Class 1	75,193	—	—	6,558,659	235,337	5,562	235,725	6,564,609
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	90,444	209,367	—	9,247,242	324,284	2,499	42,710	8,968,167
SA PineBridge High-Yield Bond Portfolio, Class 1	438,832	—	10,633,118	513,857	6,458,196	337,452	(290,521)	4,735,710
SA Putnam International Growth and Income Portfolio, Class 1	47,538	—	—	3,289,270	117,668	2,567	97,246	3,271,415
SA Small Cap Index Portfolio, Class 1	48,827	49,721	—	7,967,027	231,659	18,899	212,724	7,966,991
	$5,580,350	$7,080,633	$324,259,339	$192,466,038	$205,992,100	$22,956,165	$(6,722,082)	$326,967,360

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	December 31,
Security	Income	Received	2017	Purchases†	Sales	Gain/Loss	Gain (Loss)	2017
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$173,373	$—	$—	$9,767,098	$485,768	$(6,192)	$(153,209)	$9,121,929
Seasons Series Trust
SA Columbia Focused Growth Portfolio, Class 1	—	—	2,174,966	18,990	2,432,302	(128,406)	366,752	—
SA Columbia Focused Value Portfolio, Class 1	—	—	2,814,480	19,728	2,904,398	779,041	(708,851)	—
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,206,179	109,164	110,834,895	7,762,966	66,969,618	446,363	1,285,354	53,359,960
SA Multi-Managed International Equity Portfolio, Class 1	231,652	—	20,512,294	1,872,577	13,593,163	2,677,735	49,269	11,518,712
SA Multi-Managed Large Cap Growth Portfolio, Class 1	76,300	899,378	30,337,773	1,441,603	18,499,658	3,548,287	(912,498)	15,915,507
SA Multi-Managed Large Cap Value Portfolio, Class 1	335,758	1,192,870	33,123,510	1,971,780	19,267,874	4,474,584	(4,362,921)	15,939,079
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	112,569	1,347,884	1,148,680	1,289,277	114,627	41,122	1,363,036
SA Multi-Managed Mid Cap Value Portfolio, Class 1	18,108	175,373	1,556,652	1,125,973	1,123,849	190,533	(265,543)	1,483,766
SA Multi-Managed Small Cap Portfolio, Class 1	6,991	166,578	3,904,068	1,228,170	3,153,143	266,316	(279,534)	1,965,877
SA Wellington Real Return Portfolio, Class 1	370,762	—	14,268,428	2,798,314	1,607,126	(8)	(126,048)	15,333,560
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	1,437	276,201	—	4,318,098	209,001	850	78,130	4,188,077
SA DFA Ultra Short Bond Portfolio, Class 1	11,242	—	9,089,289	2,586,667	8,263,722	47,244	(13,059)	3,446,419
SA Federated Corporate Bond Portfolio, Class 1	549,078	55,862	—	13,233,675	665,005	(14,267)	(432,207)	12,122,196
SA Fixed Income Index Portfolio, Class 1	—	—	—	10,751,746	384,972	560	49,021	10,416,355
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	—	9,545,996	342,197	(1,158)	(43,413)	9,159,228
SA International Index Portfolio, Class 1	120,139	15,246	—	6,134,701	259,188	8,269	164,094	6,047,876
SA Invesco Growth Opportunities Portfolio, Class 1	—	28,171	—	866,754	44,334	1,172	46,871	870,463
SA JPMorgan Emerging Markets Portfolio, Class 1	44,249	—	1,514,960	782,218	203,146	38,114	349,160	2,481,306
SA JPMorgan Equity-Income Portfolio, Class 1	132,841	311,766	—	6,598,054	279,456	828	216,887	6,536,313
SA JPMorgan MFS Core Bond Portfolio, Class 1	369,829	—	—	16,284,585	610,675	(15,255)	(400,675)	15,257,980
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	96,144	—	1,850,786	95,001	2,085	74,341	1,832,211
SA Large Cap Index Portfolio, Class 1	134,698	98,905	—	10,871,165	483,438	11,646	621,846	11,021,219
SA Legg Mason BW Large Cap Value Portfolio, Class 1	47,860	93,311	—	2,816,495	120,174	2,017	98,914	2,797,252
SA MFS Blue Chip Growth, Class 1	35,738	109,286	—	5,440,616	238,606	7,023	328,272	5,537,305
SA Mid Cap Index Portfolio, Class 1	6,183	5,229	—	738,767	38,000	1,817	62,166	764,750
SA Morgan Stanley International Equities Portfolio, Class 1	41,803	—	—	3,643,136	163,874	3,337	129,937	3,612,536
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	48,965	113,348	—	5,004,091	218,498	387	20,834	4,806,814
SA PineBridge High-Yield Bond Portfolio, Class 1	438,363	—	9,560,910	577,427	5,564,935	332,129	(322,301)	4,583,230
SA Putnam International Growth and Income Portfolio, Class 1	26,352	—	—	1,822,200	82,808	1,504	54,021	1,794,917
SA Small Cap Index Portfolio, Class 1	26,341	26,823	—	4,354,570	163,599	12,479	105,198	4,308,648
	$4,454,241	$3,886,224	$241,040,109	$137,377,626	$149,756,805	$12,803,661	$(3,878,070)	$237,586,521

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)         An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 28, 2018